Filed with the Securities and Exchange Commission on December 19, 2019
REGISTRATION NO. 333-162673
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 30
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 177
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 30 to Registration Statement No. 333-162673 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 30 incorporates by reference the prospectus dated April 29, 2019, contained in Part A of Post-Effective Amendment No. 29 filed on April 4, 2019.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2020, the AST Bond Portfolio 2019 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2019 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2031 (the “Portfolio”). Effective on or about January 2, 2020, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2031[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2020.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP7

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 29, 2019, as supplemented December 31, 2019
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity X SERIESSM ("X SERIES") Prudential Premier® Retirement Variable Annuity B SERIESSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SERIESSM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SERIESSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated April 29, 2019, as supplemented December 31, 2019. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

The Prudential Premier® Retirement Variable Annuity X SERIES SM ("X SERIES") Prudential Premier® Retirement Variable Annuity B SERIESSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SERIES SM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SERIES SM ("C SERIES") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $739,108,837.11, $633,385,857.43 and $708,725,705.69 in 2018, 2017, and 2016, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2018, non-cash compensation received by Firms and Entities ranged from $32.10 to $725,502.92. During 2018, cash compensation received by Firms ranged from $1.20 to $18,586,082.28.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96742	$10.76805	1,415,343
01/01/2011 to 12/31/2011	$10.76805	$10.24627	1,858,160
01/01/2012 to 12/31/2012	$10.24627	$11.27388	2,647,592
01/01/2013 to 12/31/2013	$11.27388	$12.11939	2,568,224
01/01/2014 to 12/31/2014	$12.11939	$12.29910	2,367,245
01/01/2015 to 12/31/2015	$12.29910	$11.63528	1,872,460
01/01/2016 to 12/31/2016	$11.63528	$12.09474	1,691,088
01/01/2017 to 12/31/2017	$12.09474	$13.31127	1,677,780
01/01/2018 to 12/31/2018	$13.31127	$11.95159	1,073,850
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97811	$10.87354	1,196,665
01/01/2011 to 12/31/2011	$10.87354	$10.64117	1,874,024
01/01/2012 to 12/31/2012	$10.64117	$11.82107	3,087,357
01/01/2013 to 12/31/2013	$11.82107	$13.46830	3,211,894
01/01/2014 to 12/31/2014	$13.46830	$13.96943	3,068,776
01/01/2015 to 12/31/2015	$13.96943	$13.76480	2,796,135
01/01/2016 to 12/31/2016	$13.76480	$14.41208	2,617,894
01/01/2017 to 12/31/2017	$14.41208	$16.47350	2,523,689
01/01/2018 to 12/31/2018	$16.47350	$15.15297	2,120,551
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98838	$10.72654	1,674,325
01/01/2011 to 12/31/2011	$10.72654	$10.35809	2,340,164
01/01/2012 to 12/31/2012	$10.35809	$11.38784	3,348,900
01/01/2013 to 12/31/2013	$11.38784	$13.09623	3,490,112
01/01/2014 to 12/31/2014	$13.09623	$13.63647	3,317,010
01/01/2015 to 12/31/2015	$13.63647	$13.39310	3,077,528
01/01/2016 to 12/31/2016	$13.39310	$13.91700	2,823,657
01/01/2017 to 12/31/2017	$13.91700	$15.63262	2,738,962
01/01/2018 to 12/31/2018	$15.63262	$14.52502	2,352,824
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	286,733
01/01/2012 to 12/31/2012	$9.12934	$9.98507	791,814
01/01/2013 to 12/31/2013	$9.98507	$10.81976	843,112
01/01/2014 to 12/31/2014	$10.81976	$11.09403	786,167
01/01/2015 to 12/31/2015	$11.09403	$10.51899	695,516
01/01/2016 to 12/31/2016	$10.51899	$10.99861	637,577
01/01/2017 to 12/31/2017	$10.99861	$12.10776	614,115
01/01/2018 to 12/31/2018	$12.10776	$11.20908	678,491
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00755	$10.05702	27,421
01/01/2011 to 12/31/2011	$10.05702	$10.05211	86,588
01/01/2012 to 12/31/2012	$10.05211	$10.28689	165,382
01/01/2013 to 12/31/2013	$10.28689	$9.83673	70,596
01/01/2014 to 12/31/2014	$9.83673	$9.60622	81,293
01/01/2015 to 12/31/2015	$9.60622	$9.43559	75,313
01/01/2016 to 12/31/2016	$9.43559	$9.37447	79,929
01/01/2017 to 12/31/2017	$9.37447	$9.32036	72,868
01/01/2018 to 12/31/2018	$9.32036	$9.17754	59,659

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00648	$10.32899	824,907
01/01/2011 to 12/31/2011	$10.32899	$10.41787	1,343,604
01/01/2012 to 12/31/2012	$10.41787	$11.13235	2,318,762
01/01/2013 to 12/31/2013	$11.13235	$10.68201	2,354,593
01/01/2014 to 12/31/2014	$10.68201	$10.88347	2,074,926
01/01/2015 to 12/31/2015	$10.88347	$10.41425	1,774,259
01/01/2016 to 12/31/2016	$10.41425	$10.61089	1,579,198
01/01/2017 to 12/31/2017	$10.61089	$10.82519	1,662,364
01/01/2018 to 12/31/2018	$10.82519	$10.51040	1,280,453
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.80703	795,112
01/01/2011 to 12/31/2011	$10.80703	$10.30795	1,187,996
01/01/2012 to 12/31/2012	$10.30795	$11.45833	1,992,426
01/01/2013 to 12/31/2013	$11.45833	$13.74096	2,276,787
01/01/2014 to 12/31/2014	$13.74096	$14.37133	2,186,947
01/01/2015 to 12/31/2015	$14.37133	$14.12289	2,101,060
01/01/2016 to 12/31/2016	$14.12289	$14.74972	2,055,431
01/01/2017 to 12/31/2017	$14.74972	$16.99829	2,060,069
01/01/2018 to 12/31/2018	$16.99829	$15.58075	1,914,065
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	24,938
01/01/2014 to 12/31/2014	$11.60224	$12.88470	62,978
01/01/2015 to 12/31/2015	$12.88470	$12.14491	49,393
01/01/2016 to 12/31/2016	$12.14491	$13.64051	69,013
01/01/2017 to 12/31/2017	$13.64051	$15.78842	80,512
01/01/2018 to 12/31/2018	$15.78842	$14.69587	64,709
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95952	$11.75731	79,815
01/01/2011 to 12/31/2011	$11.75731	$12.25065	107,965
01/01/2012 to 12/31/2012	$12.25065	$13.81247	153,277
01/01/2013 to 12/31/2013	$13.81247	$13.92468	176,491
01/01/2014 to 12/31/2014	$13.92468	$17.81930	191,816
01/01/2015 to 12/31/2015	$17.81930	$18.26214	124,821
01/01/2016 to 12/31/2016	$18.26214	$18.71186	123,707
01/01/2017 to 12/31/2017	$18.71186	$19.43432	123,040
01/01/2018 to 12/31/2018	$19.43432	$18.09139	90,931
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97561	$10.98843	764,637
01/01/2011 to 12/31/2011	$10.98843	$10.57997	1,269,731
01/01/2012 to 12/31/2012	$10.57997	$11.44137	1,997,136
01/01/2013 to 12/31/2013	$11.44137	$12.83487	2,045,524
01/01/2014 to 12/31/2014	$12.83487	$12.94154	1,961,444
01/01/2015 to 12/31/2015	$12.94154	$12.77566	1,737,636
01/01/2016 to 12/31/2016	$12.77566	$13.02015	1,582,679
01/01/2017 to 12/31/2017	$13.02015	$14.82457	1,553,581
01/01/2018 to 12/31/2018	$14.82457	$13.36694	1,358,730

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96980	$11.51747	53,917
01/01/2011 to 12/31/2011	$11.51747	$10.69136	63,311
01/01/2012 to 12/31/2012	$10.69136	$13.25162	110,032
01/01/2013 to 12/31/2013	$13.25162	$13.51659	101,629
01/01/2014 to 12/31/2014	$13.51659	$15.05211	106,325
01/01/2015 to 12/31/2015	$15.05211	$14.70024	75,100
01/01/2016 to 12/31/2016	$14.70024	$14.49894	69,290
01/01/2017 to 12/31/2017	$14.49894	$15.71661	74,370
01/01/2018 to 12/31/2018	$15.71661	$14.63757	50,186
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99138	$10.73926	32,323
01/01/2011 to 12/31/2011	$10.73926	$9.91864	50,474
01/01/2012 to 12/31/2012	$9.91864	$11.60183	87,290
01/01/2013 to 12/31/2013	$11.60183	$15.14494	149,677
01/01/2014 to 12/31/2014	$15.14494	$16.74843	167,961
01/01/2015 to 12/31/2015	$16.74843	$15.61495	244,909
01/01/2016 to 12/31/2016	$15.61495	$17.02618	241,162
01/01/2017 to 12/31/2017	$17.02618	$18.26632	272,623
01/01/2018 to 12/31/2018	$18.26632	$16.33069	196,036
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01945	$11.38858	72,142
01/01/2011 to 12/31/2011	$11.38858	$10.80123	88,771
01/01/2012 to 12/31/2012	$10.80123	$12.62870	210,499
01/01/2013 to 12/31/2013	$12.62870	$16.31849	196,802
01/01/2014 to 12/31/2014	$16.31849	$17.79006	178,451
01/01/2015 to 12/31/2015	$17.79006	$16.40110	347,107
01/01/2016 to 12/31/2016	$16.40110	$16.29660	297,950
01/01/2017 to 12/31/2017	$16.29660	$20.24691	294,366
01/01/2018 to 12/31/2018	$20.24691	$18.92817	220,480
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98787	$10.67608	488,732
01/01/2011 to 12/31/2011	$10.67608	$10.38337	772,633
01/01/2012 to 12/31/2012	$10.38337	$11.17746	1,128,213
01/01/2013 to 12/31/2013	$11.17746	$11.99906	1,122,009
01/01/2014 to 12/31/2014	$11.99906	$12.20300	1,034,636
01/01/2015 to 12/31/2015	$12.20300	$11.81989	832,698
01/01/2016 to 12/31/2016	$11.81989	$12.16180	760,913
01/01/2017 to 12/31/2017	$12.16180	$13.34926	769,060
01/01/2018 to 12/31/2018	$13.34926	$12.12640	526,343
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96476	$11.46350	65,547
01/01/2011 to 12/31/2011	$11.46350	$11.35182	97,874
01/01/2012 to 12/31/2012	$11.35182	$12.83700	148,102
01/01/2013 to 12/31/2013	$12.83700	$17.41854	198,675
01/01/2014 to 12/31/2014	$17.41854	$18.25228	216,816
01/01/2015 to 12/31/2015	$18.25228	$16.86128	174,561
01/01/2016 to 12/31/2016	$16.86128	$20.49014	165,977
01/01/2017 to 12/31/2017	$20.49014	$22.47166	158,571
01/01/2018 to 12/31/2018	$22.47166	$18.87404	119,689

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99814	$9.81989	176,420
01/01/2011 to 12/31/2011	$9.81989	$9.60142	501,160
01/01/2012 to 12/31/2012	$9.60142	$9.38546	517,249
01/01/2013 to 12/31/2013	$9.38546	$9.17441	422,752
01/01/2014 to 12/31/2014	$9.17441	$8.96801	310,194
01/01/2015 to 12/31/2015	$8.96801	$8.76614	196,256
01/01/2016 to 12/31/2016	$8.76614	$8.56955	178,272
01/01/2017 to 12/31/2017	$8.56955	$8.40590	197,865
01/01/2018 to 12/31/2018	$8.40590	$8.32253	105,043
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98410	$10.73754	82,944
01/01/2011 to 12/31/2011	$10.73754	$10.82944	111,517
01/01/2012 to 12/31/2012	$10.82944	$12.05412	199,029
01/01/2013 to 12/31/2013	$12.05412	$12.62898	186,674
01/01/2014 to 12/31/2014	$12.62898	$12.66049	175,204
01/01/2015 to 12/31/2015	$12.66049	$11.93454	145,881
01/01/2016 to 12/31/2016	$11.93454	$13.46289	143,125
01/01/2017 to 12/31/2017	$13.46289	$14.14411	146,385
01/01/2018 to 12/31/2018	$14.14411	$13.54958	92,764
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99012	$10.59398	18,478
01/01/2011 to 12/31/2011	$10.59398	$9.92264	41,654
01/01/2012 to 12/31/2012	$9.92264	$11.33684	74,980
01/01/2013 to 12/31/2013	$11.33684	$15.49925	129,414
01/01/2014 to 12/31/2014	$15.49925	$17.23326	148,819
01/01/2015 to 12/31/2015	$17.23326	$15.52549	132,738
01/01/2016 to 12/31/2016	$15.52549	$18.19504	122,511
01/01/2017 to 12/31/2017	$18.19504	$21.20063	138,772
01/01/2018 to 12/31/2018	$21.20063	$17.78839	120,321
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92896	$11.23065	31,387
01/01/2011 to 12/31/2011	$11.23065	$9.55935	41,250
01/01/2012 to 12/31/2012	$9.55935	$11.24704	64,150
01/01/2013 to 12/31/2013	$11.24704	$13.08908	59,868
01/01/2014 to 12/31/2014	$13.08908	$12.08765	68,455
01/01/2015 to 12/31/2015	$12.08765	$12.18766	56,047
01/01/2016 to 12/31/2016	$12.18766	$11.46390	51,858
01/01/2017 to 12/31/2017	$11.46390	$15.17688	93,570
01/01/2018 to 12/31/2018	$15.17688	$12.85599	77,868
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92883	$10.77050	21,882
01/01/2011 to 12/31/2011	$10.77050	$9.20716	63,584
01/01/2012 to 12/31/2012	$9.20716	$10.50060	85,658
01/01/2013 to 12/31/2013	$10.50060	$12.26269	92,855
01/01/2014 to 12/31/2014	$12.26269	$11.18317	96,400
01/01/2015 to 12/31/2015	$11.18317	$11.02087	85,165
01/01/2016 to 12/31/2016	$11.02087	$10.83598	95,616
01/01/2017 to 12/31/2017	$10.83598	$13.00945	98,340
01/01/2018 to 12/31/2018	$13.00945	$10.66329	75,229

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00636	$10.57538	0
01/01/2011 to 12/31/2011	$10.57538	$11.62439	7,763,271
01/01/2012 to 12/31/2012	$11.62439	$12.43067	3,545,011
01/01/2013 to 12/31/2013	$12.43067	$11.76425	883,067
01/01/2014 to 12/31/2014	$11.76425	$12.27345	1,145,437
01/01/2015 to 12/31/2015	$12.27345	$12.13804	4,168,946
01/01/2016 to 12/31/2016	$12.13804	$12.36442	4,576,732
01/01/2017 to 12/31/2017	$12.36442	$12.60814	2,212,309
01/01/2018 to 12/31/2018	$12.60814	$12.29009	7,751,624
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97637	$10.84666	456,995
01/01/2011 to 12/31/2011	$10.84666	$10.54257	764,605
01/01/2012 to 12/31/2012	$10.54257	$11.70470	1,167,730
01/01/2013 to 12/31/2013	$11.70470	$13.30421	1,203,014
01/01/2014 to 12/31/2014	$13.30421	$13.83255	1,121,497
01/01/2015 to 12/31/2015	$13.83255	$13.37965	1,009,118
01/01/2016 to 12/31/2016	$13.37965	$13.76160	919,898
01/01/2017 to 12/31/2017	$13.76160	$15.73383	925,905
01/01/2018 to 12/31/2018	$15.73383	$14.24420	694,317
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92148	$10.53303	96,152
01/01/2011 to 12/31/2011	$10.53303	$9.35412	97,500
01/01/2012 to 12/31/2012	$9.35412	$11.14658	160,418
01/01/2013 to 12/31/2013	$11.14658	$12.56950	194,590
01/01/2014 to 12/31/2014	$12.56950	$11.50468	201,232
01/01/2015 to 12/31/2015	$11.50468	$10.93148	179,481
01/01/2016 to 12/31/2016	$10.93148	$10.89254	164,762
01/01/2017 to 12/31/2017	$10.89254	$13.80349	214,641
01/01/2018 to 12/31/2018	$13.80349	$11.13430	201,938
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.56309	406,539
01/01/2011 to 12/31/2011	$10.56309	$10.34989	771,925
01/01/2012 to 12/31/2012	$10.34989	$11.20113	1,063,492
01/01/2013 to 12/31/2013	$11.20113	$12.15712	1,097,666
01/01/2014 to 12/31/2014	$12.15712	$12.53118	1,014,356
01/01/2015 to 12/31/2015	$12.53118	$12.22686	883,156
01/01/2016 to 12/31/2016	$12.22686	$12.41110	832,787
01/01/2017 to 12/31/2017	$12.41110	$13.60576	806,604
01/01/2018 to 12/31/2018	$13.60576	$12.61627	622,287
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97098	$10.75142	15,983
01/01/2011 to 12/31/2011	$10.75142	$10.57959	40,232
01/01/2012 to 12/31/2012	$10.57959	$11.91166	80,240
01/01/2013 to 12/31/2013	$11.91166	$15.89294	87,660
01/01/2014 to 12/31/2014	$15.89294	$17.01185	104,815
01/01/2015 to 12/31/2015	$17.01185	$18.39750	131,890
01/01/2016 to 12/31/2016	$18.39750	$17.72116	103,105
01/01/2017 to 12/31/2017	$17.72116	$23.53079	118,704
01/01/2018 to 12/31/2018	$23.53079	$22.62782	99,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99223	$11.27934	67,558
01/01/2011 to 12/31/2011	$11.27934	$10.92525	105,958
01/01/2012 to 12/31/2012	$10.92525	$11.98895	159,045
01/01/2013 to 12/31/2013	$11.98895	$16.00983	166,275
01/01/2014 to 12/31/2014	$16.00983	$17.30696	257,588
01/01/2015 to 12/31/2015	$17.30696	$18.62150	207,776
01/01/2016 to 12/31/2016	$18.62150	$19.21861	182,248
01/01/2017 to 12/31/2017	$19.21861	$24.98539	189,938
01/01/2018 to 12/31/2018	$24.98539	$23.76368	138,052
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98726	$10.86964	58,829
01/01/2011 to 12/31/2011	$10.86964	$10.29257	66,165
01/01/2012 to 12/31/2012	$10.29257	$12.38258	113,350
01/01/2013 to 12/31/2013	$12.38258	$15.44892	152,214
01/01/2014 to 12/31/2014	$15.44892	$15.64955	172,748
01/01/2015 to 12/31/2015	$15.64955	$15.07325	142,471
01/01/2016 to 12/31/2016	$15.07325	$15.78280	140,330
01/01/2017 to 12/31/2017	$15.78280	$19.10683	142,943
01/01/2018 to 12/31/2018	$19.10683	$16.89052	125,441
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.84527	28,402
01/01/2011 to 12/31/2011	$10.84527	$10.53864	41,649
01/01/2012 to 12/31/2012	$10.53864	$12.06112	73,100
01/01/2013 to 12/31/2013	$12.06112	$16.11750	108,928
01/01/2014 to 12/31/2014	$16.11750	$17.12716	100,607
01/01/2015 to 12/31/2015	$17.12716	$17.95206	85,124
01/01/2016 to 12/31/2016	$17.95206	$17.88454	82,916
01/01/2017 to 12/31/2017	$17.88454	$22.85208	81,572
01/01/2018 to 12/31/2018	$22.85208	$22.81527	74,077
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	1,848
01/01/2013 to 12/31/2013	$10.17367	$13.37631	11,389
01/01/2014 to 12/31/2014	$13.37631	$14.41134	53,127
01/01/2015 to 12/31/2015	$14.41134	$13.98522	32,151
01/01/2016 to 12/31/2016	$13.98522	$15.50947	68,743
01/01/2017 to 12/31/2017	$15.50947	$17.79054	101,579
01/01/2018 to 12/31/2018	$17.79054	$15.62303	71,913
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99068	$11.20789	49,971
01/01/2011 to 12/31/2011	$11.20789	$10.68385	84,700
01/01/2012 to 12/31/2012	$10.68385	$12.23183	131,614
01/01/2013 to 12/31/2013	$12.23183	$16.97951	225,293
01/01/2014 to 12/31/2014	$16.97951	$18.96278	212,440
01/01/2015 to 12/31/2015	$18.96278	$17.49121	179,468
01/01/2016 to 12/31/2016	$17.49121	$20.21564	212,598
01/01/2017 to 12/31/2017	$20.21564	$22.48705	219,629
01/01/2018 to 12/31/2018	$22.48705	$18.36415	152,984
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	142,931
01/01/2013 to 12/31/2013	$10.28099	$11.95058	180,132
01/01/2014 to 12/31/2014	$11.95058	$12.28195	150,235
01/01/2015 to 12/31/2015	$12.28195	$11.85649	147,567
01/01/2016 to 12/31/2016	$11.85649	$12.09127	118,837
01/01/2017 to 12/31/2017	$12.09127	$13.76942	127,654
01/01/2018 to 12/31/2018	$13.76942	$12.34419	97,850

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93861	$11.64767	163,253
01/01/2011 to 12/31/2011	$11.64767	$9.07776	167,935
01/01/2012 to 12/31/2012	$9.07776	$10.46417	248,481
01/01/2013 to 12/31/2013	$10.46417	$10.25156	281,204
01/01/2014 to 12/31/2014	$10.25156	$9.55151	250,438
01/01/2015 to 12/31/2015	$9.55151	$7.77476	214,989
01/01/2016 to 12/31/2016	$7.77476	$8.53974	212,655
01/01/2017 to 12/31/2017	$8.53974	$10.55016	232,679
01/01/2018 to 12/31/2018	$10.55016	$8.86299	169,174
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98910	$10.57195	1,224,470
01/01/2011 to 12/31/2011	$10.57195	$10.43743	2,682,553
01/01/2012 to 12/31/2012	$10.43743	$11.26066	3,763,727
01/01/2013 to 12/31/2013	$11.26066	$12.02130	3,295,472
01/01/2014 to 12/31/2014	$12.02130	$12.42940	3,096,393
01/01/2015 to 12/31/2015	$12.42940	$12.16714	2,762,076
01/01/2016 to 12/31/2016	$12.16714	$12.55110	2,626,453
01/01/2017 to 12/31/2017	$12.55110	$13.51232	2,555,447
01/01/2018 to 12/31/2018	$13.51232	$12.83153	2,048,302
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	23,738
01/01/2012 to 12/31/2012	$10.06003	$10.53243	105,313
01/01/2013 to 12/31/2013	$10.53243	$10.05728	112,789
01/01/2014 to 12/31/2014	$10.05728	$10.42685	147,617
01/01/2015 to 12/31/2015	$10.42685	$10.16496	148,897
01/01/2016 to 12/31/2016	$10.16496	$10.35507	167,056
01/01/2017 to 12/31/2017	$10.35507	$10.69676	241,561
01/01/2018 to 12/31/2018	$10.69676	$10.36973	250,591
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96312	$11.48131	976,910
01/01/2011 to 12/31/2011	$11.48131	$10.52583	1,423,259
01/01/2012 to 12/31/2012	$10.52583	$11.61802	2,387,532
01/01/2013 to 12/31/2013	$11.61802	$13.29017	2,430,270
01/01/2014 to 12/31/2014	$13.29017	$14.18607	2,329,122
01/01/2015 to 12/31/2015	$14.18607	$13.78185	4,000,987
01/01/2016 to 12/31/2016	$13.78185	$14.83243	3,803,016
01/01/2017 to 12/31/2017	$14.83243	$16.83347	6,438,535
01/01/2018 to 12/31/2018	$16.83347	$15.20287	4,938,292
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.86534	11,025
01/01/2011 to 12/31/2011	$10.86534	$10.98844	24,015
01/01/2012 to 12/31/2012	$10.98844	$12.76063	59,953
01/01/2013 to 12/31/2013	$12.76063	$16.51856	93,919
01/01/2014 to 12/31/2014	$16.51856	$18.92632	156,687
01/01/2015 to 12/31/2015	$18.92632	$19.07008	104,702
01/01/2016 to 12/31/2016	$19.07008	$21.40958	89,995
01/01/2017 to 12/31/2017	$21.40958	$25.58620	79,188
01/01/2018 to 12/31/2018	$25.58620	$22.95247	52,099

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	0
01/01/2012 to 12/31/2012	$8.86337	$9.80351	0
01/01/2013 to 12/31/2013	$9.80351	$11.72940	0
01/01/2014 to 12/31/2014	$11.72940	$12.21082	0
01/01/2015 to 12/31/2015	$12.21082	$11.95408	0
01/01/2016 to 12/31/2016	$11.95408	$12.42449	0
01/01/2017 to 12/31/2017	$12.42449	$14.35506	0
01/01/2018 to 12/31/2018	$14.35506	$13.11439	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98719	$10.76013	684,583
01/01/2011 to 12/31/2011	$10.76013	$10.32731	1,121,385
01/01/2012 to 12/31/2012	$10.32731	$11.13249	1,923,820
01/01/2013 to 12/31/2013	$11.13249	$12.23567	1,821,531
01/01/2014 to 12/31/2014	$12.23567	$12.57508	1,665,444
01/01/2015 to 12/31/2015	$12.57508	$12.27174	1,560,510
01/01/2016 to 12/31/2016	$12.27174	$12.57388	1,371,162
01/01/2017 to 12/31/2017	$12.57388	$14.28702	1,354,248
01/01/2018 to 12/31/2018	$14.28702	$12.86028	1,079,906
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97146	$12.12889	29,161
01/01/2011 to 12/31/2011	$12.12889	$10.30168	73,579
01/01/2012 to 12/31/2012	$10.30168	$12.09091	151,733
01/01/2013 to 12/31/2013	$12.09091	$16.64246	128,863
01/01/2014 to 12/31/2014	$16.64246	$17.07169	128,572
01/01/2015 to 12/31/2015	$17.07169	$16.91025	95,047
01/01/2016 to 12/31/2016	$16.91025	$17.80329	86,209
01/01/2017 to 12/31/2017	$17.80329	$22.22304	81,913
01/01/2018 to 12/31/2018	$22.22304	$19.36480	74,833
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96051	$12.58784	33,766
01/01/2011 to 12/31/2011	$12.58784	$12.18451	64,344
01/01/2012 to 12/31/2012	$12.18451	$13.36005	89,154
01/01/2013 to 12/31/2013	$13.36005	$17.65301	119,128
01/01/2014 to 12/31/2014	$17.65301	$17.91485	90,196
01/01/2015 to 12/31/2015	$17.91485	$17.64925	106,282
01/01/2016 to 12/31/2016	$17.64925	$19.33651	76,010
01/01/2017 to 12/31/2017	$19.33651	$23.42339	81,619
01/01/2018 to 12/31/2018	$23.42339	$20.96939	75,842
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96394	$11.44014	17,127
01/01/2011 to 12/31/2011	$11.44014	$10.51470	40,037
01/01/2012 to 12/31/2012	$10.51470	$12.14423	92,563
01/01/2013 to 12/31/2013	$12.14423	$16.31113	122,805
01/01/2014 to 12/31/2014	$16.31113	$16.78413	81,536
01/01/2015 to 12/31/2015	$16.78413	$15.69941	65,952
01/01/2016 to 12/31/2016	$15.69941	$19.82893	83,673
01/01/2017 to 12/31/2017	$19.82893	$20.80813	88,366
01/01/2018 to 12/31/2018	$20.80813	$16.86460	63,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99182	$10.66783	1,181,385
01/01/2011 to 12/31/2011	$10.66783	$10.63514	2,334,182
01/01/2012 to 12/31/2012	$10.63514	$11.79860	3,718,394
01/01/2013 to 12/31/2013	$11.79860	$13.47467	4,064,951
01/01/2014 to 12/31/2014	$13.47467	$13.94599	3,976,025
01/01/2015 to 12/31/2015	$13.94599	$13.63797	5,032,793
01/01/2016 to 12/31/2016	$13.63797	$14.33758	4,737,452
01/01/2017 to 12/31/2017	$14.33758	$16.17528	4,592,315
01/01/2018 to 12/31/2018	$16.17528	$14.96715	3,854,248
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97071	$11.11086	101,615
01/01/2011 to 12/31/2011	$11.11086	$10.67717	102,267
01/01/2012 to 12/31/2012	$10.67717	$12.27164	220,348
01/01/2013 to 12/31/2013	$12.27164	$17.27695	310,458
01/01/2014 to 12/31/2014	$17.27695	$18.29754	291,164
01/01/2015 to 12/31/2015	$18.29754	$19.59991	273,857
01/01/2016 to 12/31/2016	$19.59991	$19.67693	194,736
01/01/2017 to 12/31/2017	$19.67693	$26.52306	271,736
01/01/2018 to 12/31/2018	$26.52306	$26.92536	234,203
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98574	$10.64323	4,371
01/01/2011 to 12/31/2011	$10.64323	$10.35290	40,639
01/01/2012 to 12/31/2012	$10.35290	$11.47584	85,851
01/01/2013 to 12/31/2013	$11.47584	$15.10229	124,099
01/01/2014 to 12/31/2014	$15.10229	$14.99253	116,891
01/01/2015 to 12/31/2015	$14.99253	$13.76652	111,329
01/01/2016 to 12/31/2016	$13.76652	$14.28222	85,952
01/01/2017 to 12/31/2017	$14.28222	$16.27275	77,152
01/01/2018 to 12/31/2018	$16.27275	$14.36016	75,481
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85938	$11.44967	186,015
01/01/2011 to 12/31/2011	$11.44967	$9.52270	256,475
01/01/2012 to 12/31/2012	$9.52270	$9.64469	414,199
01/01/2013 to 12/31/2013	$9.64469	$10.87778	407,487
01/01/2014 to 12/31/2014	$10.87778	$9.74398	393,172
01/01/2015 to 12/31/2015	$9.74398	$7.69080	351,463
01/01/2016 to 12/31/2016	$7.69080	$9.36881	319,655
01/01/2017 to 12/31/2017	$9.36881	$10.10247	346,671
01/01/2018 to 12/31/2018	$10.10247	$8.22944	250,573
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97981	$10.28723	76,358
01/01/2011 to 12/31/2011	$10.28723	$10.47091	121,676
01/01/2012 to 12/31/2012	$10.47091	$10.76978	241,492
01/01/2013 to 12/31/2013	$10.76978	$10.13223	196,301
01/01/2014 to 12/31/2014	$10.13223	$9.95939	165,710
01/01/2015 to 12/31/2015	$9.95939	$9.28566	131,381
01/01/2016 to 12/31/2016	$9.28566	$9.47274	128,808
01/01/2017 to 12/31/2017	$9.47274	$9.44915	145,385
01/01/2018 to 12/31/2018	$9.44915	$9.41994	107,688

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98839	$11.47450	30,667
01/01/2011 to 12/31/2011	$11.47450	$10.82957	61,860
01/01/2012 to 12/31/2012	$10.82957	$12.53435	110,812
01/01/2013 to 12/31/2013	$12.53435	$16.22411	95,840
01/01/2014 to 12/31/2014	$16.22411	$18.23321	93,537
01/01/2015 to 12/31/2015	$18.23321	$16.64512	72,418
01/01/2016 to 12/31/2016	$16.64512	$18.54868	75,313
01/01/2017 to 12/31/2017	$18.54868	$21.49245	82,668
01/01/2018 to 12/31/2018	$21.49245	$17.53459	64,112
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.80105	242,539
01/01/2012 to 12/31/2012	$8.80105	$9.54971	569,160
01/01/2013 to 12/31/2013	$9.54971	$11.24875	658,034
01/01/2014 to 12/31/2014	$11.24875	$11.60084	702,790
01/01/2015 to 12/31/2015	$11.60084	$11.26805	644,572
01/01/2016 to 12/31/2016	$11.26805	$11.73379	547,475
01/01/2017 to 12/31/2017	$11.73379	$13.02978	527,754
01/01/2018 to 12/31/2018	$13.02978	$12.09857	425,962
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.37613	171,084
01/01/2011 to 12/31/2011	$10.37613	$10.75413	250,171
01/01/2012 to 12/31/2012	$10.75413	$11.33725	401,301
01/01/2013 to 12/31/2013	$11.33725	$10.91667	389,258
01/01/2014 to 12/31/2014	$10.91667	$11.43911	492,958
01/01/2015 to 12/31/2015	$11.43911	$11.31994	446,992
01/01/2016 to 12/31/2016	$11.31994	$11.63568	487,689
01/01/2017 to 12/31/2017	$11.63568	$12.09208	665,927
01/01/2018 to 12/31/2018	$12.09208	$11.55088	838,967
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96726	$10.75031	1,196,990
01/01/2011 to 12/31/2011	$10.75031	$10.20853	1,046,362
01/01/2012 to 12/31/2012	$10.20853	$11.20949	977,208
01/01/2013 to 12/31/2013	$11.20949	$12.02555	622,114
01/01/2014 to 12/31/2014	$12.02555	$12.17890	515,940
01/01/2015 to 12/31/2015	$12.17890	$11.49803	242,816
01/01/2016 to 12/31/2016	$11.49803	$11.92772	170,445
01/01/2017 to 12/31/2017	$11.92772	$13.10066	184,981
01/01/2018 to 12/31/2018	$13.10066	$11.73840	91,440
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97794	$10.85567	1,141,876
01/01/2011 to 12/31/2011	$10.85567	$10.60206	804,539
01/01/2012 to 12/31/2012	$10.60206	$11.75349	727,952
01/01/2013 to 12/31/2013	$11.75349	$13.36402	502,277
01/01/2014 to 12/31/2014	$13.36402	$13.83287	392,382
01/01/2015 to 12/31/2015	$13.83287	$13.60228	253,693
01/01/2016 to 12/31/2016	$13.60228	$14.21286	177,211
01/01/2017 to 12/31/2017	$14.21286	$16.21263	245,624
01/01/2018 to 12/31/2018	$16.21263	$14.88231	116,476
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98821	$10.70881	1,575,106
01/01/2011 to 12/31/2011	$10.70881	$10.31990	1,250,420
01/01/2012 to 12/31/2012	$10.31990	$11.32248	1,131,974
01/01/2013 to 12/31/2013	$11.32248	$12.99434	872,659
01/01/2014 to 12/31/2014	$12.99434	$13.50263	839,150
01/01/2015 to 12/31/2015	$13.50263	$13.23437	575,512
01/01/2016 to 12/31/2016	$13.23437	$13.72389	480,426
01/01/2017 to 12/31/2017	$13.72389	$15.38431	501,045
01/01/2018 to 12/31/2018	$15.38431	$14.26487	238,813
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	12,349
01/01/2012 to 12/31/2012	$9.11678	$9.95090	23,304
01/01/2013 to 12/31/2013	$9.95090	$10.76063	80,042
01/01/2014 to 12/31/2014	$10.76063	$11.01087	76,476
01/01/2015 to 12/31/2015	$11.01087	$10.41889	38,762
01/01/2016 to 12/31/2016	$10.41889	$10.87175	16,391
01/01/2017 to 12/31/2017	$10.87175	$11.94375	14,100
01/01/2018 to 12/31/2018	$11.94375	$11.03452	13,646
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00739	$10.04039	63,236
01/01/2011 to 12/31/2011	$10.04039	$10.01505	45,426
01/01/2012 to 12/31/2012	$10.01505	$10.22803	49,538
01/01/2013 to 12/31/2013	$10.22803	$9.76064	94,443
01/01/2014 to 12/31/2014	$9.76064	$9.51233	123,171
01/01/2015 to 12/31/2015	$9.51233	$9.32415	104,293
01/01/2016 to 12/31/2016	$9.32415	$9.24531	70,290
01/01/2017 to 12/31/2017	$9.24531	$9.17300	82,418
01/01/2018 to 12/31/2018	$9.17300	$9.01378	43,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00631	$10.31195	622,197
01/01/2011 to 12/31/2011	$10.31195	$10.37954	456,300
01/01/2012 to 12/31/2012	$10.37954	$11.06872	345,283
01/01/2013 to 12/31/2013	$11.06872	$10.59913	206,735
01/01/2014 to 12/31/2014	$10.59913	$10.77703	217,756
01/01/2015 to 12/31/2015	$10.77703	$10.29127	136,639
01/01/2016 to 12/31/2016	$10.29127	$10.46427	113,899
01/01/2017 to 12/31/2017	$10.46427	$10.65381	140,816
01/01/2018 to 12/31/2018	$10.65381	$10.32281	81,475
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00666	$10.58558	0
01/01/2011 to 12/31/2011	$10.58558	$11.72901	2,429,111
01/01/2012 to 12/31/2012	$11.72901	$12.09527	2,263,019
01/01/2013 to 12/31/2013	$12.09527	$11.42806	1,421,602
01/01/2014 to 12/31/2014	$11.42806	$11.44485	940,028
01/01/2015 to 12/31/2015	$11.44485	$11.25485	936,756
01/01/2016 to 12/31/2016	$11.25485	$11.15643	814,769
01/01/2017 to 12/31/2017	$11.15643	$10.96128	1,387,610
01/01/2018 to 12/31/2018	$10.96128	$10.77212	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99796	$10.58852	0
01/01/2011 to 12/31/2011	$10.58852	$11.97953	0
01/01/2012 to 12/31/2012	$11.97953	$12.37024	374,875
01/01/2013 to 12/31/2013	$12.37024	$11.48409	280,972
01/01/2014 to 12/31/2014	$11.48409	$11.68045	200,501
01/01/2015 to 12/31/2015	$11.68045	$11.51634	204,999
01/01/2016 to 12/31/2016	$11.51634	$11.39736	172,933
01/01/2017 to 12/31/2017	$11.39736	$11.20350	96,826
01/01/2018 to 12/31/2018	$11.20350	$10.98919	1,495,226
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00878	$10.61916	0
01/01/2011 to 12/31/2011	$10.61916	$12.29423	29,254
01/01/2012 to 12/31/2012	$12.29423	$12.75042	2,188
01/01/2013 to 12/31/2013	$12.75042	$11.62755	228,095
01/01/2014 to 12/31/2014	$11.62755	$12.04130	321,228
01/01/2015 to 12/31/2015	$12.04130	$11.92562	364,920
01/01/2016 to 12/31/2016	$11.92562	$11.86174	216,810
01/01/2017 to 12/31/2017	$11.86174	$11.67424	141,712
01/01/2018 to 12/31/2018	$11.67424	$11.41982	186,114
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00772	$10.72043	978
01/01/2011 to 12/31/2011	$10.72043	$12.58139	4,587,235
01/01/2012 to 12/31/2012	$12.58139	$13.10650	4,061,820
01/01/2013 to 12/31/2013	$13.10650	$11.89035	2,516,801
01/01/2014 to 12/31/2014	$11.89035	$12.48997	2,385,868
01/01/2015 to 12/31/2015	$12.48997	$12.40123	2,384,935
01/01/2016 to 12/31/2016	$12.40123	$12.34409	2,138,547
01/01/2017 to 12/31/2017	$12.34409	$12.23276	1,675,148
01/01/2018 to 12/31/2018	$12.23276	$11.93941	1,777,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99796	$11.94123	1,442,676
01/01/2012 to 12/31/2012	$11.94123	$12.32942	2,659,203
01/01/2013 to 12/31/2013	$12.32942	$10.85512	2,306,731
01/01/2014 to 12/31/2014	$10.85512	$11.68722	1,749,443
01/01/2015 to 12/31/2015	$11.68722	$11.63989	2,152,724
01/01/2016 to 12/31/2016	$11.63989	$11.56285	2,084,946
01/01/2017 to 12/31/2017	$11.56285	$11.45727	1,514,685
01/01/2018 to 12/31/2018	$11.45727	$11.15865	1,383,005
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99729	$10.33005	487,479
01/01/2013 to 12/31/2013	$10.33005	$9.04911	3,451,066
01/01/2014 to 12/31/2014	$9.04911	$9.94137	1,617,369
01/01/2015 to 12/31/2015	$9.94137	$9.96039	28,223
01/01/2016 to 12/31/2016	$9.96039	$9.90260	107,728
01/01/2017 to 12/31/2017	$9.90260	$9.82436	21,059
01/01/2018 to 12/31/2018	$9.82436	$9.55715	153,801
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99864	$8.69147	1,148,155
01/01/2014 to 12/31/2014	$8.69147	$9.71567	574,997
01/01/2015 to 12/31/2015	$9.71567	$9.74683	35,621
01/01/2016 to 12/31/2016	$9.74683	$9.68987	20,197
01/01/2017 to 12/31/2017	$9.68987	$9.61216	194,575
01/01/2018 to 12/31/2018	$9.61216	$9.31515	466,668
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99864	$11.22813	386,757
01/01/2015 to 12/31/2015	$11.22813	$11.17187	3,228,698
01/01/2016 to 12/31/2016	$11.17187	$11.16802	349,993
01/01/2017 to 12/31/2017	$11.16802	$11.09442	151,916
01/01/2018 to 12/31/2018	$11.09442	$10.74172	641,963
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99864	$9.87207	403,572
01/01/2016 to 12/31/2016	$9.87207	$9.83071	1,937,013
01/01/2017 to 12/31/2017	$9.83071	$9.82266	1,343,129
01/01/2018 to 12/31/2018	$9.82266	$9.48108	1,456,672
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99729	$9.81421	2,418,167
01/01/2017 to 12/31/2017	$9.81421	$9.83141	1,682,707
01/01/2018 to 12/31/2018	$9.83141	$9.46851	1,860,178
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99728	$9.97034	68,956
01/01/2018 to 12/31/2018	$9.97034	$9.52499	843,391
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99728	$9.59768	74,785
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97713	$10.78911	1,596,099
01/01/2011 to 12/31/2011	$10.78911	$10.26974	1,181,764
01/01/2012 to 12/31/2012	$10.26974	$11.39253	1,104,640
01/01/2013 to 12/31/2013	$11.39253	$13.63408	1,007,030
01/01/2014 to 12/31/2014	$13.63408	$14.23039	995,598
01/01/2015 to 12/31/2015	$14.23039	$13.95576	628,367
01/01/2016 to 12/31/2016	$13.95576	$14.54546	493,812
01/01/2017 to 12/31/2017	$14.54546	$16.72864	679,646
01/01/2018 to 12/31/2018	$16.72864	$15.30194	328,692

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	2,749
01/01/2014 to 12/31/2014	$11.58193	$12.83593	3,571
01/01/2015 to 12/31/2015	$12.83593	$12.07417	2,710
01/01/2016 to 12/31/2016	$12.07417	$13.53352	15,257
01/01/2017 to 12/31/2017	$13.53352	$15.63273	28,890
01/01/2018 to 12/31/2018	$15.63273	$14.52108	14,838
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95935	$11.73793	30,547
01/01/2011 to 12/31/2011	$11.73793	$12.20547	27,769
01/01/2012 to 12/31/2012	$12.20547	$13.73334	33,487
01/01/2013 to 12/31/2013	$13.73334	$13.81662	14,725
01/01/2014 to 12/31/2014	$13.81662	$17.64499	15,378
01/01/2015 to 12/31/2015	$17.64499	$18.04655	13,375
01/01/2016 to 12/31/2016	$18.04655	$18.45338	9,334
01/01/2017 to 12/31/2017	$18.45338	$19.12691	7,724
01/01/2018 to 12/31/2018	$19.12691	$17.76857	3,958
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97544	$10.97022	890,736
01/01/2011 to 12/31/2011	$10.97022	$10.54089	708,843
01/01/2012 to 12/31/2012	$10.54089	$11.37581	649,891
01/01/2013 to 12/31/2013	$11.37581	$12.73519	542,152
01/01/2014 to 12/31/2014	$12.73519	$12.81461	387,375
01/01/2015 to 12/31/2015	$12.81461	$12.62449	182,500
01/01/2016 to 12/31/2016	$12.62449	$12.83984	126,773
01/01/2017 to 12/31/2017	$12.83984	$14.58949	152,045
01/01/2018 to 12/31/2018	$14.58949	$13.12791	72,102
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96963	$11.49847	11,236
01/01/2011 to 12/31/2011	$11.49847	$10.65192	8,549
01/01/2012 to 12/31/2012	$10.65192	$13.17581	10,521
01/01/2013 to 12/31/2013	$13.17581	$13.41175	4,913
01/01/2014 to 12/31/2014	$13.41175	$14.90483	5,804
01/01/2015 to 12/31/2015	$14.90483	$14.52657	4,523
01/01/2016 to 12/31/2016	$14.52657	$14.29846	3,436
01/01/2017 to 12/31/2017	$14.29846	$15.46761	4,183
01/01/2018 to 12/31/2018	$15.46761	$14.37593	3,220
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99121	$10.72163	26,329
01/01/2011 to 12/31/2011	$10.72163	$9.88213	13,186
01/01/2012 to 12/31/2012	$9.88213	$11.53551	18,556
01/01/2013 to 12/31/2013	$11.53551	$15.02752	18,917
01/01/2014 to 12/31/2014	$15.02752	$16.58454	13,744
01/01/2015 to 12/31/2015	$16.58454	$15.43061	17,805
01/01/2016 to 12/31/2016	$15.43061	$16.79083	17,236
01/01/2017 to 12/31/2017	$16.79083	$17.97714	29,297
01/01/2018 to 12/31/2018	$17.97714	$16.03901	15,943

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01928	$11.36976	50,219
01/01/2011 to 12/31/2011	$11.36976	$10.76129	40,255
01/01/2012 to 12/31/2012	$10.76129	$12.55624	33,008
01/01/2013 to 12/31/2013	$12.55624	$16.19167	22,614
01/01/2014 to 12/31/2014	$16.19167	$17.61574	28,716
01/01/2015 to 12/31/2015	$17.61574	$16.20705	256,572
01/01/2016 to 12/31/2016	$16.20705	$16.07090	220,219
01/01/2017 to 12/31/2017	$16.07090	$19.92575	243,921
01/01/2018 to 12/31/2018	$19.92575	$18.58961	117,988
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98771	$10.65857	225,964
01/01/2011 to 12/31/2011	$10.65857	$10.34518	147,454
01/01/2012 to 12/31/2012	$10.34518	$11.11353	103,290
01/01/2013 to 12/31/2013	$11.11353	$11.90604	51,885
01/01/2014 to 12/31/2014	$11.90604	$12.08366	82,864
01/01/2015 to 12/31/2015	$12.08366	$11.68036	60,730
01/01/2016 to 12/31/2016	$11.68036	$11.99377	37,974
01/01/2017 to 12/31/2017	$11.99377	$13.13801	86,730
01/01/2018 to 12/31/2018	$13.13801	$11.90987	42,955
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96459	$11.44456	94,641
01/01/2011 to 12/31/2011	$11.44456	$11.30993	41,071
01/01/2012 to 12/31/2012	$11.30993	$12.76351	31,161
01/01/2013 to 12/31/2013	$12.76351	$17.28357	90,823
01/01/2014 to 12/31/2014	$17.28357	$18.07377	166,317
01/01/2015 to 12/31/2015	$18.07377	$16.66225	147,332
01/01/2016 to 12/31/2016	$16.66225	$20.20706	124,603
01/01/2017 to 12/31/2017	$20.20706	$22.11604	77,236
01/01/2018 to 12/31/2018	$22.11604	$18.53699	24,567
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99797	$9.80382	85,277
01/01/2011 to 12/31/2011	$9.80382	$9.56603	104,231
01/01/2012 to 12/31/2012	$9.56603	$9.33180	59,497
01/01/2013 to 12/31/2013	$9.33180	$9.10326	23,231
01/01/2014 to 12/31/2014	$9.10326	$8.88014	18,379
01/01/2015 to 12/31/2015	$8.88014	$8.66263	27,666
01/01/2016 to 12/31/2016	$8.66263	$8.45098	25,976
01/01/2017 to 12/31/2017	$8.45098	$8.27271	15,886
01/01/2018 to 12/31/2018	$8.27271	$8.17381	5,333
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98394	$10.71987	75,583
01/01/2011 to 12/31/2011	$10.71987	$10.78949	80,740
01/01/2012 to 12/31/2012	$10.78949	$11.98506	32,851
01/01/2013 to 12/31/2013	$11.98506	$12.53095	41,481
01/01/2014 to 12/31/2014	$12.53095	$12.53665	45,865
01/01/2015 to 12/31/2015	$12.53665	$11.79366	21,054
01/01/2016 to 12/31/2016	$11.79366	$13.27686	16,680
01/01/2017 to 12/31/2017	$13.27686	$13.92023	11,910
01/01/2018 to 12/31/2018	$13.92023	$13.30767	6,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98995	$10.57650	24,005
01/01/2011 to 12/31/2011	$10.57650	$9.88604	16,219
01/01/2012 to 12/31/2012	$9.88604	$11.27190	13,356
01/01/2013 to 12/31/2013	$11.27190	$15.37897	23,784
01/01/2014 to 12/31/2014	$15.37897	$17.06442	19,246
01/01/2015 to 12/31/2015	$17.06442	$15.34183	9,024
01/01/2016 to 12/31/2016	$15.34183	$17.94319	6,864
01/01/2017 to 12/31/2017	$17.94319	$20.86445	9,319
01/01/2018 to 12/31/2018	$20.86445	$17.47028	7,768
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92879	$11.21224	36,793
01/01/2011 to 12/31/2011	$11.21224	$9.52422	23,113
01/01/2012 to 12/31/2012	$9.52422	$11.18271	28,321
01/01/2013 to 12/31/2013	$11.18271	$12.98759	15,968
01/01/2014 to 12/31/2014	$12.98759	$11.96938	13,433
01/01/2015 to 12/31/2015	$11.96938	$12.04366	8,198
01/01/2016 to 12/31/2016	$12.04366	$11.30530	4,913
01/01/2017 to 12/31/2017	$11.30530	$14.93641	13,025
01/01/2018 to 12/31/2018	$14.93641	$12.62620	10,004
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92866	$10.75268	30,014
01/01/2011 to 12/31/2011	$10.75268	$9.17316	19,353
01/01/2012 to 12/31/2012	$9.17316	$10.44038	11,831
01/01/2013 to 12/31/2013	$10.44038	$12.16729	4,612
01/01/2014 to 12/31/2014	$12.16729	$11.07349	6,281
01/01/2015 to 12/31/2015	$11.07349	$10.89035	7,999
01/01/2016 to 12/31/2016	$10.89035	$10.68584	3,620
01/01/2017 to 12/31/2017	$10.68584	$12.80298	12,849
01/01/2018 to 12/31/2018	$12.80298	$10.47239	11,168
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97620	$10.82869	341,662
01/01/2011 to 12/31/2011	$10.82869	$10.50361	210,711
01/01/2012 to 12/31/2012	$10.50361	$11.63772	164,830
01/01/2013 to 12/31/2013	$11.63772	$13.20113	77,929
01/01/2014 to 12/31/2014	$13.20113	$13.69735	99,223
01/01/2015 to 12/31/2015	$13.69735	$13.22187	63,531
01/01/2016 to 12/31/2016	$13.22187	$13.57172	39,306
01/01/2017 to 12/31/2017	$13.57172	$15.48512	52,770
01/01/2018 to 12/31/2018	$15.48512	$13.99022	26,056
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92131	$10.51577	34,974
01/01/2011 to 12/31/2011	$10.51577	$9.31972	17,022
01/01/2012 to 12/31/2012	$9.31972	$11.08286	17,036
01/01/2013 to 12/31/2013	$11.08286	$12.47210	12,129
01/01/2014 to 12/31/2014	$12.47210	$11.39201	16,267
01/01/2015 to 12/31/2015	$11.39201	$10.80224	8,830
01/01/2016 to 12/31/2016	$10.80224	$10.74176	8,656
01/01/2017 to 12/31/2017	$10.74176	$13.58465	18,572
01/01/2018 to 12/31/2018	$13.58465	$10.93524	14,420

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.54573	238,911
01/01/2011 to 12/31/2011	$10.54573	$10.31175	152,120
01/01/2012 to 12/31/2012	$10.31175	$11.13698	105,154
01/01/2013 to 12/31/2013	$11.13698	$12.06278	40,659
01/01/2014 to 12/31/2014	$12.06278	$12.40833	74,831
01/01/2015 to 12/31/2015	$12.40833	$12.08220	49,033
01/01/2016 to 12/31/2016	$12.08220	$12.23929	25,459
01/01/2017 to 12/31/2017	$12.23929	$13.39000	28,850
01/01/2018 to 12/31/2018	$13.39000	$12.39071	19,467
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97081	$10.73371	15,327
01/01/2011 to 12/31/2011	$10.73371	$10.54054	5,284
01/01/2012 to 12/31/2012	$10.54054	$11.84341	9,256
01/01/2013 to 12/31/2013	$11.84341	$15.76964	9,312
01/01/2014 to 12/31/2014	$15.76964	$16.84537	12,912
01/01/2015 to 12/31/2015	$16.84537	$18.18017	7,637
01/01/2016 to 12/31/2016	$18.18017	$17.47608	3,580
01/01/2017 to 12/31/2017	$17.47608	$23.15800	4,038
01/01/2018 to 12/31/2018	$23.15800	$22.22349	2,307
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99207	$11.26074	53,828
01/01/2011 to 12/31/2011	$11.26074	$10.88492	32,765
01/01/2012 to 12/31/2012	$10.88492	$11.92027	55,743
01/01/2013 to 12/31/2013	$11.92027	$15.88576	19,055
01/01/2014 to 12/31/2014	$15.88576	$17.13764	25,866
01/01/2015 to 12/31/2015	$17.13764	$18.40155	20,949
01/01/2016 to 12/31/2016	$18.40155	$18.95278	13,699
01/01/2017 to 12/31/2017	$18.95278	$24.58958	79,866
01/01/2018 to 12/31/2018	$24.58958	$23.33908	59,151
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98709	$10.85175	45,594
01/01/2011 to 12/31/2011	$10.85175	$10.25460	25,192
01/01/2012 to 12/31/2012	$10.25460	$12.31152	44,434
01/01/2013 to 12/31/2013	$12.31152	$15.32895	250,442
01/01/2014 to 12/31/2014	$15.32895	$15.49628	390,677
01/01/2015 to 12/31/2015	$15.49628	$14.89513	337,144
01/01/2016 to 12/31/2016	$14.89513	$15.56455	292,597
01/01/2017 to 12/31/2017	$15.56455	$18.80426	271,196
01/01/2018 to 12/31/2018	$18.80426	$16.58885	123,915
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.82739	11,152
01/01/2011 to 12/31/2011	$10.82739	$10.49984	7,990
01/01/2012 to 12/31/2012	$10.49984	$11.99213	13,797
01/01/2013 to 12/31/2013	$11.99213	$15.99255	13,770
01/01/2014 to 12/31/2014	$15.99255	$16.95954	17,533
01/01/2015 to 12/31/2015	$16.95954	$17.74002	6,507
01/01/2016 to 12/31/2016	$17.74002	$17.63717	8,393
01/01/2017 to 12/31/2017	$17.63717	$22.49002	10,235
01/01/2018 to 12/31/2018	$22.49002	$22.40759	6,950

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	0
01/01/2013 to 12/31/2013	$10.16591	$13.33883	1,838
01/01/2014 to 12/31/2014	$13.33883	$14.34158	4,476
01/01/2015 to 12/31/2015	$14.34158	$13.88901	8,589
01/01/2016 to 12/31/2016	$13.88901	$15.37133	17,345
01/01/2017 to 12/31/2017	$15.37133	$17.59610	15,011
01/01/2018 to 12/31/2018	$17.59610	$15.42047	9,478
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99052	$11.18938	42,785
01/01/2011 to 12/31/2011	$11.18938	$10.64447	24,128
01/01/2012 to 12/31/2012	$10.64447	$12.16168	21,619
01/01/2013 to 12/31/2013	$12.16168	$16.84763	25,421
01/01/2014 to 12/31/2014	$16.84763	$18.77699	38,138
01/01/2015 to 12/31/2015	$18.77699	$17.28431	19,628
01/01/2016 to 12/31/2016	$17.28431	$19.93589	34,177
01/01/2017 to 12/31/2017	$19.93589	$22.13065	27,496
01/01/2018 to 12/31/2018	$22.13065	$18.03592	15,556
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	41,111
01/01/2013 to 12/31/2013	$10.26668	$11.90955	14,343
01/01/2014 to 12/31/2014	$11.90955	$12.21473	8,586
01/01/2015 to 12/31/2015	$12.21473	$11.76755	5,699
01/01/2016 to 12/31/2016	$11.76755	$11.97612	3,661
01/01/2017 to 12/31/2017	$11.97612	$13.61042	4,200
01/01/2018 to 12/31/2018	$13.61042	$12.17660	3,063
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93844	$11.62845	130,854
01/01/2011 to 12/31/2011	$11.62845	$9.04437	81,312
01/01/2012 to 12/31/2012	$9.04437	$10.40420	66,882
01/01/2013 to 12/31/2013	$10.40420	$10.17201	36,025
01/01/2014 to 12/31/2014	$10.17201	$9.45806	36,857
01/01/2015 to 12/31/2015	$9.45806	$7.68289	33,548
01/01/2016 to 12/31/2016	$7.68289	$8.42163	33,302
01/01/2017 to 12/31/2017	$8.42163	$10.38308	34,105
01/01/2018 to 12/31/2018	$10.38308	$8.70465	27,013
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98893	$10.55451	912,631
01/01/2011 to 12/31/2011	$10.55451	$10.39894	867,086
01/01/2012 to 12/31/2012	$10.39894	$11.19608	823,343
01/01/2013 to 12/31/2013	$11.19608	$11.92788	359,644
01/01/2014 to 12/31/2014	$11.92788	$12.30764	365,749
01/01/2015 to 12/31/2015	$12.30764	$12.02328	214,879
01/01/2016 to 12/31/2016	$12.02328	$12.37743	139,923
01/01/2017 to 12/31/2017	$12.37743	$13.29818	136,125
01/01/2018 to 12/31/2018	$13.29818	$12.60219	94,789
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	1,632
01/01/2012 to 12/31/2012	$10.05643	$10.50712	7,271
01/01/2013 to 12/31/2013	$10.50712	$10.01269	8,073
01/01/2014 to 12/31/2014	$10.01269	$10.35944	12,604
01/01/2015 to 12/31/2015	$10.35944	$10.07855	11,295
01/01/2016 to 12/31/2016	$10.07855	$10.24604	11,002
01/01/2017 to 12/31/2017	$10.24604	$10.56250	36,554
01/01/2018 to 12/31/2018	$10.56250	$10.21860	20,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96296	$11.46234	817,470
01/01/2011 to 12/31/2011	$11.46234	$10.48701	565,331
01/01/2012 to 12/31/2012	$10.48701	$11.55136	525,857
01/01/2013 to 12/31/2013	$11.55136	$13.18697	317,423
01/01/2014 to 12/31/2014	$13.18697	$14.04719	330,365
01/01/2015 to 12/31/2015	$14.04719	$13.61907	376,974
01/01/2016 to 12/31/2016	$13.61907	$14.62732	289,500
01/01/2017 to 12/31/2017	$14.62732	$16.56694	650,981
01/01/2018 to 12/31/2018	$16.56694	$14.93130	332,844
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.84746	7,009
01/01/2011 to 12/31/2011	$10.84746	$10.94802	4,463
01/01/2012 to 12/31/2012	$10.94802	$12.68749	5,825
01/01/2013 to 12/31/2013	$12.68749	$16.39033	4,673
01/01/2014 to 12/31/2014	$16.39033	$18.74107	3,887
01/01/2015 to 12/31/2015	$18.74107	$18.84482	3,180
01/01/2016 to 12/31/2016	$18.84482	$21.11353	2,180
01/01/2017 to 12/31/2017	$21.11353	$25.18093	35,350
01/01/2018 to 12/31/2018	$25.18093	$22.54238	25,337
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	0
01/01/2014 to 12/31/2014	$11.66555	$12.11951	0
01/01/2015 to 12/31/2015	$12.11951	$11.84042	0
01/01/2016 to 12/31/2016	$11.84042	$12.28129	0
01/01/2017 to 12/31/2017	$12.28129	$14.16066	0
01/01/2018 to 12/31/2018	$14.16066	$12.91015	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98702	$10.74242	311,912
01/01/2011 to 12/31/2011	$10.74242	$10.28929	241,024
01/01/2012 to 12/31/2012	$10.28929	$11.06887	177,803
01/01/2013 to 12/31/2013	$11.06887	$12.14092	86,879
01/01/2014 to 12/31/2014	$12.14092	$12.45207	127,810
01/01/2015 to 12/31/2015	$12.45207	$12.12681	119,962
01/01/2016 to 12/31/2016	$12.12681	$12.40004	82,582
01/01/2017 to 12/31/2017	$12.40004	$14.06069	110,198
01/01/2018 to 12/31/2018	$14.06069	$12.63050	40,384
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97129	$12.10887	33,912
01/01/2011 to 12/31/2011	$12.10887	$10.26372	33,764
01/01/2012 to 12/31/2012	$10.26372	$12.02157	22,467
01/01/2013 to 12/31/2013	$12.02157	$16.51317	12,832
01/01/2014 to 12/31/2014	$16.51317	$16.90455	15,327
01/01/2015 to 12/31/2015	$16.90455	$16.71051	8,714
01/01/2016 to 12/31/2016	$16.71051	$17.55716	5,631
01/01/2017 to 12/31/2017	$17.55716	$21.87116	7,099
01/01/2018 to 12/31/2018	$21.87116	$19.01897	4,986

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96034	$12.56702	45,553
01/01/2011 to 12/31/2011	$12.56702	$12.13960	23,037
01/01/2012 to 12/31/2012	$12.13960	$13.28352	29,382
01/01/2013 to 12/31/2013	$13.28352	$17.51609	16,872
01/01/2014 to 12/31/2014	$17.51609	$17.73947	16,895
01/01/2015 to 12/31/2015	$17.73947	$17.44072	12,939
01/01/2016 to 12/31/2016	$17.44072	$19.06913	12,440
01/01/2017 to 12/31/2017	$19.06913	$23.05233	10,494
01/01/2018 to 12/31/2018	$23.05233	$20.59461	4,543
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96377	$11.42118	38,857
01/01/2011 to 12/31/2011	$11.42118	$10.47587	19,315
01/01/2012 to 12/31/2012	$10.47587	$12.07466	28,319
01/01/2013 to 12/31/2013	$12.07466	$16.18447	27,508
01/01/2014 to 12/31/2014	$16.18447	$16.61963	25,283
01/01/2015 to 12/31/2015	$16.61963	$15.51363	17,612
01/01/2016 to 12/31/2016	$15.51363	$19.55435	17,351
01/01/2017 to 12/31/2017	$19.55435	$20.47823	12,893
01/01/2018 to 12/31/2018	$20.47823	$16.56301	6,464
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99166	$10.65016	702,454
01/01/2011 to 12/31/2011	$10.65016	$10.59574	558,590
01/01/2012 to 12/31/2012	$10.59574	$11.73064	483,571
01/01/2013 to 12/31/2013	$11.73064	$13.36952	331,507
01/01/2014 to 12/31/2014	$13.36952	$13.80879	338,148
01/01/2015 to 12/31/2015	$13.80879	$13.47606	322,942
01/01/2016 to 12/31/2016	$13.47606	$14.13850	230,437
01/01/2017 to 12/31/2017	$14.13850	$15.91827	312,404
01/01/2018 to 12/31/2018	$15.91827	$14.69909	142,793
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97054	$11.09254	98,460
01/01/2011 to 12/31/2011	$11.09254	$10.63770	65,252
01/01/2012 to 12/31/2012	$10.63770	$12.20110	78,203
01/01/2013 to 12/31/2013	$12.20110	$17.14257	160,881
01/01/2014 to 12/31/2014	$17.14257	$18.11822	201,746
01/01/2015 to 12/31/2015	$18.11822	$19.36822	155,918
01/01/2016 to 12/31/2016	$19.36822	$19.40469	133,959
01/01/2017 to 12/31/2017	$19.40469	$26.10277	96,583
01/01/2018 to 12/31/2018	$26.10277	$26.44420	30,285
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98557	$10.62574	24,907
01/01/2011 to 12/31/2011	$10.62574	$10.31479	10,609
01/01/2012 to 12/31/2012	$10.31479	$11.41003	30,132
01/01/2013 to 12/31/2013	$11.41003	$14.98514	14,322
01/01/2014 to 12/31/2014	$14.98514	$14.84571	21,676
01/01/2015 to 12/31/2015	$14.84571	$13.60370	22,986
01/01/2016 to 12/31/2016	$13.60370	$14.08438	13,032
01/01/2017 to 12/31/2017	$14.08438	$16.01470	10,161
01/01/2018 to 12/31/2018	$16.01470	$14.10329	2,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85922	$11.43090	183,850
01/01/2011 to 12/31/2011	$11.43090	$9.48762	118,919
01/01/2012 to 12/31/2012	$9.48762	$9.58963	80,259
01/01/2013 to 12/31/2013	$9.58963	$10.79343	37,681
01/01/2014 to 12/31/2014	$10.79343	$9.64854	47,806
01/01/2015 to 12/31/2015	$9.64854	$7.59992	41,232
01/01/2016 to 12/31/2016	$7.59992	$9.23919	33,980
01/01/2017 to 12/31/2017	$9.23919	$9.94245	37,014
01/01/2018 to 12/31/2018	$9.94245	$8.08245	24,545
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97965	$10.27029	26,234
01/01/2011 to 12/31/2011	$10.27029	$10.43240	30,635
01/01/2012 to 12/31/2012	$10.43240	$10.70810	14,739
01/01/2013 to 12/31/2013	$10.70810	$10.05368	4,933
01/01/2014 to 12/31/2014	$10.05368	$9.86192	6,787
01/01/2015 to 12/31/2015	$9.86192	$9.17597	4,206
01/01/2016 to 12/31/2016	$9.17597	$9.34166	6,392
01/01/2017 to 12/31/2017	$9.34166	$9.29945	5,797
01/01/2018 to 12/31/2018	$9.29945	$9.25161	3,817
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98822	$11.45566	20,289
01/01/2011 to 12/31/2011	$11.45566	$10.78976	17,086
01/01/2012 to 12/31/2012	$10.78976	$12.46281	11,167
01/01/2013 to 12/31/2013	$12.46281	$16.09848	12,525
01/01/2014 to 12/31/2014	$16.09848	$18.05487	10,400
01/01/2015 to 12/31/2015	$18.05487	$16.44857	4,238
01/01/2016 to 12/31/2016	$16.44857	$18.29245	2,336
01/01/2017 to 12/31/2017	$18.29245	$21.15246	2,695
01/01/2018 to 12/31/2018	$21.15246	$17.22172	1,668
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.78899	16,039
01/01/2012 to 12/31/2012	$8.78899	$9.51705	6,547
01/01/2013 to 12/31/2013	$9.51705	$11.18739	50,917
01/01/2014 to 12/31/2014	$11.18739	$11.51400	58,403
01/01/2015 to 12/31/2015	$11.51400	$11.16085	52,167
01/01/2016 to 12/31/2016	$11.16085	$11.59846	29,921
01/01/2017 to 12/31/2017	$11.59846	$12.85320	27,000
01/01/2018 to 12/31/2018	$12.85320	$11.91008	15,691
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.35895	123,918
01/01/2011 to 12/31/2011	$10.35895	$10.71447	80,875
01/01/2012 to 12/31/2012	$10.71447	$11.27233	70,859
01/01/2013 to 12/31/2013	$11.27233	$10.83198	287,441
01/01/2014 to 12/31/2014	$10.83198	$11.32715	470,275
01/01/2015 to 12/31/2015	$11.32715	$11.18621	405,110
01/01/2016 to 12/31/2016	$11.18621	$11.47470	354,785
01/01/2017 to 12/31/2017	$11.47470	$11.90051	417,349
01/01/2018 to 12/31/2018	$11.90051	$11.34449	228,672
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96709	$10.73250	2,607,318
01/01/2011 to 12/31/2011	$10.73250	$10.17073	4,239,341
01/01/2012 to 12/31/2012	$10.17073	$11.14493	6,194,491
01/01/2013 to 12/31/2013	$11.14493	$11.93170	6,373,739
01/01/2014 to 12/31/2014	$11.93170	$12.05900	5,796,295
01/01/2015 to 12/31/2015	$12.05900	$11.36153	4,434,513
01/01/2016 to 12/31/2016	$11.36153	$11.76201	3,835,274
01/01/2017 to 12/31/2017	$11.76201	$12.89231	3,901,271
01/01/2018 to 12/31/2018	$12.89231	$11.52788	2,629,360
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97777	$10.83775	2,204,063
01/01/2011 to 12/31/2011	$10.83775	$10.56281	4,356,169
01/01/2012 to 12/31/2012	$10.56281	$11.68600	7,609,369
01/01/2013 to 12/31/2013	$11.68600	$13.25989	7,834,515
01/01/2014 to 12/31/2014	$13.25989	$13.69694	7,468,668
01/01/2015 to 12/31/2015	$13.69694	$13.44106	6,664,929
01/01/2016 to 12/31/2016	$13.44106	$14.01571	5,629,897
01/01/2017 to 12/31/2017	$14.01571	$15.95502	5,582,859
01/01/2018 to 12/31/2018	$15.95502	$14.61567	4,573,199
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98805	$10.69113	3,011,825
01/01/2011 to 12/31/2011	$10.69113	$10.28178	5,332,597
01/01/2012 to 12/31/2012	$10.28178	$11.25754	8,208,915
01/01/2013 to 12/31/2013	$11.25754	$12.89341	8,525,474
01/01/2014 to 12/31/2014	$12.89341	$13.37030	8,066,910
01/01/2015 to 12/31/2015	$13.37030	$13.07789	7,472,148
01/01/2016 to 12/31/2016	$13.07789	$13.53403	6,806,256
01/01/2017 to 12/31/2017	$13.53403	$15.14039	6,760,606
01/01/2018 to 12/31/2018	$15.14039	$14.00976	5,721,778
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	806,990
01/01/2012 to 12/31/2012	$9.10428	$9.91691	1,943,918
01/01/2013 to 12/31/2013	$9.91691	$10.70194	1,950,366
01/01/2014 to 12/31/2014	$10.70194	$10.92829	1,907,607
01/01/2015 to 12/31/2015	$10.92829	$10.31939	1,795,103
01/01/2016 to 12/31/2016	$10.31939	$10.74584	1,647,753
01/01/2017 to 12/31/2017	$10.74584	$11.78131	1,669,581
01/01/2018 to 12/31/2018	$11.78131	$10.86203	1,397,028
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00722	$10.02388	70,985
01/01/2011 to 12/31/2011	$10.02388	$9.97809	210,539
01/01/2012 to 12/31/2012	$9.97809	$10.16918	266,496
01/01/2013 to 12/31/2013	$10.16918	$9.68440	251,734
01/01/2014 to 12/31/2014	$9.68440	$9.41855	205,549
01/01/2015 to 12/31/2015	$9.41855	$9.21319	183,650
01/01/2016 to 12/31/2016	$9.21319	$9.11634	178,897
01/01/2017 to 12/31/2017	$9.11634	$9.02683	197,715
01/01/2018 to 12/31/2018	$9.02683	$8.85188	187,413

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00614	$10.29498	1,860,843
01/01/2011 to 12/31/2011	$10.29498	$10.34127	3,004,507
01/01/2012 to 12/31/2012	$10.34127	$11.00518	4,568,519
01/01/2013 to 12/31/2013	$11.00518	$10.51669	4,613,033
01/01/2014 to 12/31/2014	$10.51669	$10.67123	4,173,685
01/01/2015 to 12/31/2015	$10.67123	$10.16942	3,399,872
01/01/2016 to 12/31/2016	$10.16942	$10.31918	3,088,934
01/01/2017 to 12/31/2017	$10.31918	$10.48466	3,338,469
01/01/2018 to 12/31/2018	$10.48466	$10.13792	2,721,609
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97696	$10.77122	3,042,353
01/01/2011 to 12/31/2011	$10.77122	$10.23176	4,508,569
01/01/2012 to 12/31/2012	$10.23176	$11.32704	7,481,046
01/01/2013 to 12/31/2013	$11.32704	$13.52792	8,144,806
01/01/2014 to 12/31/2014	$13.52792	$14.09066	8,188,275
01/01/2015 to 12/31/2015	$14.09066	$13.79042	7,716,721
01/01/2016 to 12/31/2016	$13.79042	$14.34367	6,862,185
01/01/2017 to 12/31/2017	$14.34367	$16.46294	6,816,646
01/01/2018 to 12/31/2018	$16.46294	$15.02783	5,765,144
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	18,728
01/01/2014 to 12/31/2014	$11.56161	$12.78708	37,800
01/01/2015 to 12/31/2015	$12.78708	$12.00361	51,364
01/01/2016 to 12/31/2016	$12.00361	$13.42687	152,375
01/01/2017 to 12/31/2017	$13.42687	$15.47778	231,919
01/01/2018 to 12/31/2018	$15.47778	$14.34747	192,296
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95918	$11.71858	133,723
01/01/2011 to 12/31/2011	$11.71858	$12.16046	197,922
01/01/2012 to 12/31/2012	$12.16046	$13.65459	328,967
01/01/2013 to 12/31/2013	$13.65459	$13.70926	327,378
01/01/2014 to 12/31/2014	$13.70926	$17.47202	297,918
01/01/2015 to 12/31/2015	$17.47202	$17.83308	258,221
01/01/2016 to 12/31/2016	$17.83308	$18.19786	265,195
01/01/2017 to 12/31/2017	$18.19786	$18.82341	248,186
01/01/2018 to 12/31/2018	$18.82341	$17.45059	175,880
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97527	$10.95228	1,431,400
01/01/2011 to 12/31/2011	$10.95228	$10.50216	3,032,510
01/01/2012 to 12/31/2012	$10.50216	$11.31067	4,832,563
01/01/2013 to 12/31/2013	$11.31067	$12.63622	5,486,700
01/01/2014 to 12/31/2014	$12.63622	$12.68900	4,715,513
01/01/2015 to 12/31/2015	$12.68900	$12.47514	4,320,790
01/01/2016 to 12/31/2016	$12.47514	$12.66192	3,768,090
01/01/2017 to 12/31/2017	$12.66192	$14.35791	3,692,544
01/01/2018 to 12/31/2018	$14.35791	$12.89286	2,914,677

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96946	$11.47951	56,998
01/01/2011 to 12/31/2011	$11.47951	$10.61265	93,524
01/01/2012 to 12/31/2012	$10.61265	$13.10012	154,538
01/01/2013 to 12/31/2013	$13.10012	$13.30738	178,127
01/01/2014 to 12/31/2014	$13.30738	$14.75863	163,197
01/01/2015 to 12/31/2015	$14.75863	$14.35460	130,087
01/01/2016 to 12/31/2016	$14.35460	$14.10026	200,557
01/01/2017 to 12/31/2017	$14.10026	$15.22212	200,161
01/01/2018 to 12/31/2018	$15.22212	$14.11862	148,980
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99104	$10.70391	95,897
01/01/2011 to 12/31/2011	$10.70391	$9.84561	108,044
01/01/2012 to 12/31/2012	$9.84561	$11.46924	164,947
01/01/2013 to 12/31/2013	$11.46924	$14.91069	180,421
01/01/2014 to 12/31/2014	$14.91069	$16.42190	185,131
01/01/2015 to 12/31/2015	$16.42190	$15.24786	322,889
01/01/2016 to 12/31/2016	$15.24786	$16.55809	278,225
01/01/2017 to 12/31/2017	$16.55809	$17.69173	432,796
01/01/2018 to 12/31/2018	$17.69173	$15.75184	331,883
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01911	$11.35110	184,610
01/01/2011 to 12/31/2011	$11.35110	$10.72176	204,399
01/01/2012 to 12/31/2012	$10.72176	$12.48443	315,523
01/01/2013 to 12/31/2013	$12.48443	$16.06629	366,027
01/01/2014 to 12/31/2014	$16.06629	$17.44354	356,541
01/01/2015 to 12/31/2015	$17.44354	$16.01585	617,499
01/01/2016 to 12/31/2016	$16.01585	$15.84884	566,325
01/01/2017 to 12/31/2017	$15.84884	$19.61030	579,438
01/01/2018 to 12/31/2018	$19.61030	$18.25751	442,211
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98754	$10.64093	1,152,390
01/01/2011 to 12/31/2011	$10.64093	$10.30697	2,246,399
01/01/2012 to 12/31/2012	$10.30697	$11.04976	3,530,504
01/01/2013 to 12/31/2013	$11.04976	$11.81336	3,476,933
01/01/2014 to 12/31/2014	$11.81336	$11.96511	3,155,584
01/01/2015 to 12/31/2015	$11.96511	$11.54211	2,598,054
01/01/2016 to 12/31/2016	$11.54211	$11.82752	2,308,552
01/01/2017 to 12/31/2017	$11.82752	$12.92935	2,455,092
01/01/2018 to 12/31/2018	$12.92935	$11.69660	1,711,195
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96442	$11.42557	171,284
01/01/2011 to 12/31/2011	$11.42557	$11.26813	248,551
01/01/2012 to 12/31/2012	$11.26813	$12.69009	365,989
01/01/2013 to 12/31/2013	$12.69009	$17.14902	398,969
01/01/2014 to 12/31/2014	$17.14902	$17.89632	406,716
01/01/2015 to 12/31/2015	$17.89632	$16.46480	347,254
01/01/2016 to 12/31/2016	$16.46480	$19.92663	310,486
01/01/2017 to 12/31/2017	$19.92663	$21.76456	314,872
01/01/2018 to 12/31/2018	$21.76456	$18.20492	244,238

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99780	$9.78749	384,493
01/01/2011 to 12/31/2011	$9.78749	$9.53079	795,470
01/01/2012 to 12/31/2012	$9.53079	$9.27839	815,092
01/01/2013 to 12/31/2013	$9.27839	$9.03243	699,730
01/01/2014 to 12/31/2014	$9.03243	$8.79316	485,524
01/01/2015 to 12/31/2015	$8.79316	$8.56022	394,506
01/01/2016 to 12/31/2016	$8.56022	$8.33397	433,012
01/01/2017 to 12/31/2017	$8.33397	$8.14140	306,293
01/01/2018 to 12/31/2018	$8.14140	$8.02750	272,919
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98377	$10.70219	110,533
01/01/2011 to 12/31/2011	$10.70219	$10.74978	210,383
01/01/2012 to 12/31/2012	$10.74978	$11.91634	399,969
01/01/2013 to 12/31/2013	$11.91634	$12.43356	391,075
01/01/2014 to 12/31/2014	$12.43356	$12.41372	395,384
01/01/2015 to 12/31/2015	$12.41372	$11.65412	307,926
01/01/2016 to 12/31/2016	$11.65412	$13.09284	293,445
01/01/2017 to 12/31/2017	$13.09284	$13.69916	301,623
01/01/2018 to 12/31/2018	$13.69916	$13.06932	243,015
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98978	$10.55912	37,714
01/01/2011 to 12/31/2011	$10.55912	$9.84961	47,578
01/01/2012 to 12/31/2012	$9.84961	$11.20732	69,207
01/01/2013 to 12/31/2013	$11.20732	$15.25943	147,400
01/01/2014 to 12/31/2014	$15.25943	$16.89710	194,934
01/01/2015 to 12/31/2015	$16.89710	$15.16026	158,045
01/01/2016 to 12/31/2016	$15.16026	$17.69458	146,770
01/01/2017 to 12/31/2017	$17.69458	$20.53331	198,479
01/01/2018 to 12/31/2018	$20.53331	$17.15758	195,029
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92862	$11.19364	60,668
01/01/2011 to 12/31/2011	$11.19364	$9.48900	134,692
01/01/2012 to 12/31/2012	$9.48900	$11.11855	200,665
01/01/2013 to 12/31/2013	$11.11855	$12.88679	210,468
01/01/2014 to 12/31/2014	$12.88679	$11.85214	231,201
01/01/2015 to 12/31/2015	$11.85214	$11.90123	206,216
01/01/2016 to 12/31/2016	$11.90123	$11.14884	160,266
01/01/2017 to 12/31/2017	$11.14884	$14.69964	170,829
01/01/2018 to 12/31/2018	$14.69964	$12.40046	133,567
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92849	$10.73490	75,016
01/01/2011 to 12/31/2011	$10.73490	$9.13924	108,766
01/01/2012 to 12/31/2012	$9.13924	$10.38038	155,524
01/01/2013 to 12/31/2013	$10.38038	$12.07267	145,297
01/01/2014 to 12/31/2014	$12.07267	$10.96478	156,094
01/01/2015 to 12/31/2015	$10.96478	$10.76140	131,430
01/01/2016 to 12/31/2016	$10.76140	$10.53779	118,961
01/01/2017 to 12/31/2017	$10.53779	$12.59981	124,963
01/01/2018 to 12/31/2018	$12.59981	$10.28497	106,530

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00602	$10.54049	1,140
01/01/2011 to 12/31/2011	$10.54049	$11.53880	15,464,438
01/01/2012 to 12/31/2012	$11.53880	$12.28868	7,485,052
01/01/2013 to 12/31/2013	$12.28868	$11.58223	2,361,373
01/01/2014 to 12/31/2014	$11.58223	$12.03404	3,082,363
01/01/2015 to 12/31/2015	$12.03404	$11.85253	10,767,513
01/01/2016 to 12/31/2016	$11.85253	$12.02429	12,544,990
01/01/2017 to 12/31/2017	$12.02429	$12.21130	6,765,027
01/01/2018 to 12/31/2018	$12.21130	$11.85423	21,097,568
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97603	$10.81090	837,082
01/01/2011 to 12/31/2011	$10.81090	$10.46494	1,426,639
01/01/2012 to 12/31/2012	$10.46494	$11.57098	2,617,414
01/01/2013 to 12/31/2013	$11.57098	$13.09846	2,715,029
01/01/2014 to 12/31/2014	$13.09846	$13.56294	2,462,759
01/01/2015 to 12/31/2015	$13.56294	$13.06511	2,161,533
01/01/2016 to 12/31/2016	$13.06511	$13.38343	2,015,037
01/01/2017 to 12/31/2017	$13.38343	$15.23911	1,978,890
01/01/2018 to 12/31/2018	$15.23911	$13.73955	1,512,050
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92114	$10.49844	146,439
01/01/2011 to 12/31/2011	$10.49844	$9.28539	214,482
01/01/2012 to 12/31/2012	$9.28539	$11.01934	305,947
01/01/2013 to 12/31/2013	$11.01934	$12.37519	329,642
01/01/2014 to 12/31/2014	$12.37519	$11.28033	368,510
01/01/2015 to 12/31/2015	$11.28033	$10.67450	277,826
01/01/2016 to 12/31/2016	$10.67450	$10.59313	230,453
01/01/2017 to 12/31/2017	$10.59313	$13.36944	252,413
01/01/2018 to 12/31/2018	$13.36944	$10.73981	221,092
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.52832	921,227
01/01/2011 to 12/31/2011	$10.52832	$10.27372	2,001,048
01/01/2012 to 12/31/2012	$10.27372	$11.07307	3,936,526
01/01/2013 to 12/31/2013	$11.07307	$11.96897	3,306,177
01/01/2014 to 12/31/2014	$11.96897	$12.28674	3,135,270
01/01/2015 to 12/31/2015	$12.28674	$11.93934	2,669,890
01/01/2016 to 12/31/2016	$11.93934	$12.06984	2,337,338
01/01/2017 to 12/31/2017	$12.06984	$13.17767	2,326,836
01/01/2018 to 12/31/2018	$13.17767	$12.16893	1,624,545
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97064	$10.71595	55,253
01/01/2011 to 12/31/2011	$10.71595	$10.50154	132,378
01/01/2012 to 12/31/2012	$10.50154	$11.77530	209,722
01/01/2013 to 12/31/2013	$11.77530	$15.64685	221,096
01/01/2014 to 12/31/2014	$15.64685	$16.67993	264,855
01/01/2015 to 12/31/2015	$16.67993	$17.96475	248,293
01/01/2016 to 12/31/2016	$17.96475	$17.23369	245,584
01/01/2017 to 12/31/2017	$17.23369	$22.79010	240,285
01/01/2018 to 12/31/2018	$22.79010	$21.82531	193,935

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99190	$11.24220	133,562
01/01/2011 to 12/31/2011	$11.24220	$10.84477	187,503
01/01/2012 to 12/31/2012	$10.84477	$11.85183	256,231
01/01/2013 to 12/31/2013	$11.85183	$15.76207	227,050
01/01/2014 to 12/31/2014	$15.76207	$16.96941	402,606
01/01/2015 to 12/31/2015	$16.96941	$18.18359	292,993
01/01/2016 to 12/31/2016	$18.18359	$18.69009	284,066
01/01/2017 to 12/31/2017	$18.69009	$24.19932	266,586
01/01/2018 to 12/31/2018	$24.19932	$22.92135	190,405
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98692	$10.83391	85,073
01/01/2011 to 12/31/2011	$10.83391	$10.21681	153,347
01/01/2012 to 12/31/2012	$10.21681	$12.24103	231,475
01/01/2013 to 12/31/2013	$12.24103	$15.20990	285,827
01/01/2014 to 12/31/2014	$15.20990	$15.34428	309,145
01/01/2015 to 12/31/2015	$15.34428	$14.71874	297,562
01/01/2016 to 12/31/2016	$14.71874	$15.34863	301,446
01/01/2017 to 12/31/2017	$15.34863	$18.50555	325,231
01/01/2018 to 12/31/2018	$18.50555	$16.29168	275,209
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.80961	33,620
01/01/2011 to 12/31/2011	$10.80961	$10.46110	68,364
01/01/2012 to 12/31/2012	$10.46110	$11.92323	154,835
01/01/2013 to 12/31/2013	$11.92323	$15.86808	170,897
01/01/2014 to 12/31/2014	$15.86808	$16.79310	176,483
01/01/2015 to 12/31/2015	$16.79310	$17.52995	133,536
01/01/2016 to 12/31/2016	$17.52995	$17.39268	126,738
01/01/2017 to 12/31/2017	$17.39268	$22.13306	123,340
01/01/2018 to 12/31/2018	$22.13306	$22.00648	101,661
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	162
01/01/2013 to 12/31/2013	$10.15815	$13.30115	23,898
01/01/2014 to 12/31/2014	$13.30115	$14.27186	61,683
01/01/2015 to 12/31/2015	$14.27186	$13.79315	118,192
01/01/2016 to 12/31/2016	$13.79315	$15.23403	137,209
01/01/2017 to 12/31/2017	$15.23403	$17.40332	86,311
01/01/2018 to 12/31/2018	$17.40332	$15.22009	61,804
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99035	$11.17095	121,123
01/01/2011 to 12/31/2011	$11.17095	$10.60520	210,254
01/01/2012 to 12/31/2012	$10.60520	$12.09193	316,073
01/01/2013 to 12/31/2013	$12.09193	$16.71665	337,655
01/01/2014 to 12/31/2014	$16.71665	$18.59276	307,908
01/01/2015 to 12/31/2015	$18.59276	$17.07971	282,305
01/01/2016 to 12/31/2016	$17.07971	$19.65957	270,216
01/01/2017 to 12/31/2017	$19.65957	$21.77933	278,520
01/01/2018 to 12/31/2018	$21.77933	$17.71295	228,210
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	436,436
01/01/2013 to 12/31/2013	$10.25246	$11.86864	513,817
01/01/2014 to 12/31/2014	$11.86864	$12.14784	463,156
01/01/2015 to 12/31/2015	$12.14784	$11.67915	418,137
01/01/2016 to 12/31/2016	$11.67915	$11.86182	409,293
01/01/2017 to 12/31/2017	$11.86182	$13.45301	414,401
01/01/2018 to 12/31/2018	$13.45301	$12.01091	328,852

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93827	$11.60926	267,556
01/01/2011 to 12/31/2011	$11.60926	$9.01089	389,169
01/01/2012 to 12/31/2012	$9.01089	$10.34449	578,018
01/01/2013 to 12/31/2013	$10.34449	$10.09286	590,357
01/01/2014 to 12/31/2014	$10.09286	$9.36519	619,777
01/01/2015 to 12/31/2015	$9.36519	$7.59191	533,417
01/01/2016 to 12/31/2016	$7.59191	$8.30490	536,066
01/01/2017 to 12/31/2017	$8.30490	$10.21823	555,643
01/01/2018 to 12/31/2018	$10.21823	$8.54885	464,590
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98876	$10.53708	3,395,853
01/01/2011 to 12/31/2011	$10.53708	$10.36047	7,654,853
01/01/2012 to 12/31/2012	$10.36047	$11.13174	11,371,344
01/01/2013 to 12/31/2013	$11.13174	$11.83502	10,551,404
01/01/2014 to 12/31/2014	$11.83502	$12.18676	9,826,287
01/01/2015 to 12/31/2015	$12.18676	$11.88092	8,900,317
01/01/2016 to 12/31/2016	$11.88092	$12.20594	8,037,311
01/01/2017 to 12/31/2017	$12.20594	$13.08723	7,782,815
01/01/2018 to 12/31/2018	$13.08723	$12.37667	6,010,079
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	45,844
01/01/2012 to 12/31/2012	$10.05292	$10.48178	249,288
01/01/2013 to 12/31/2013	$10.48178	$9.96795	156,945
01/01/2014 to 12/31/2014	$9.96795	$10.29191	247,369
01/01/2015 to 12/31/2015	$10.29191	$9.99230	266,616
01/01/2016 to 12/31/2016	$9.99230	$10.13767	342,862
01/01/2017 to 12/31/2017	$10.13767	$10.42943	390,803
01/01/2018 to 12/31/2018	$10.42943	$10.06905	335,627
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96279	$11.44353	1,885,760
01/01/2011 to 12/31/2011	$11.44353	$10.44833	3,540,476
01/01/2012 to 12/31/2012	$10.44833	$11.48513	5,823,776
01/01/2013 to 12/31/2013	$11.48513	$13.08456	5,797,908
01/01/2014 to 12/31/2014	$13.08456	$13.90949	5,198,029
01/01/2015 to 12/31/2015	$13.90949	$13.45787	8,418,835
01/01/2016 to 12/31/2016	$13.45787	$14.42467	7,732,265
01/01/2017 to 12/31/2017	$14.42467	$16.30407	12,907,990
01/01/2018 to 12/31/2018	$16.30407	$14.66413	9,485,202
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.82950	23,171
01/01/2011 to 12/31/2011	$10.82950	$10.90755	39,716
01/01/2012 to 12/31/2012	$10.90755	$12.61475	83,213
01/01/2013 to 12/31/2013	$12.61475	$16.26289	92,520
01/01/2014 to 12/31/2014	$16.26289	$18.55708	110,079
01/01/2015 to 12/31/2015	$18.55708	$18.62161	106,407
01/01/2016 to 12/31/2016	$18.62161	$20.82083	133,577
01/01/2017 to 12/31/2017	$20.82083	$24.78111	138,328
01/01/2018 to 12/31/2018	$24.78111	$22.13870	119,588

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
01/01/2018 to 12/31/2018	$13.96800	$12.70828	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98685	$10.72465	1,315,732
01/01/2011 to 12/31/2011	$10.72465	$10.25133	2,875,051
01/01/2012 to 12/31/2012	$10.25133	$11.00532	4,702,376
01/01/2013 to 12/31/2013	$11.00532	$12.04658	4,739,593
01/01/2014 to 12/31/2014	$12.04658	$12.33012	4,483,245
01/01/2015 to 12/31/2015	$12.33012	$11.98349	4,153,755
01/01/2016 to 12/31/2016	$11.98349	$12.22836	3,736,811
01/01/2017 to 12/31/2017	$12.22836	$13.83777	3,727,689
01/01/2018 to 12/31/2018	$13.83777	$12.40459	2,963,709
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97113	$12.08899	58,577
01/01/2011 to 12/31/2011	$12.08899	$10.22587	134,490
01/01/2012 to 12/31/2012	$10.22587	$11.95271	200,702
01/01/2013 to 12/31/2013	$11.95271	$16.38515	182,609
01/01/2014 to 12/31/2014	$16.38515	$16.73910	219,628
01/01/2015 to 12/31/2015	$16.73910	$16.51302	166,053
01/01/2016 to 12/31/2016	$16.51302	$17.31423	135,323
01/01/2017 to 12/31/2017	$17.31423	$21.52443	144,807
01/01/2018 to 12/31/2018	$21.52443	$18.67881	113,356
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96018	$12.54628	81,960
01/01/2011 to 12/31/2011	$12.54628	$12.09469	219,231
01/01/2012 to 12/31/2012	$12.09469	$13.20715	296,633
01/01/2013 to 12/31/2013	$13.20715	$17.37966	305,482
01/01/2014 to 12/31/2014	$17.37966	$17.56522	335,051
01/01/2015 to 12/31/2015	$17.56522	$17.23406	261,122
01/01/2016 to 12/31/2016	$17.23406	$18.80471	238,003
01/01/2017 to 12/31/2017	$18.80471	$22.68628	254,754
01/01/2018 to 12/31/2018	$22.68628	$20.22582	181,336
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96360	$11.40240	63,907
01/01/2011 to 12/31/2011	$11.40240	$10.43726	105,524
01/01/2012 to 12/31/2012	$10.43726	$12.00540	182,123
01/01/2013 to 12/31/2013	$12.00540	$16.05869	196,351
01/01/2014 to 12/31/2014	$16.05869	$16.45684	177,782
01/01/2015 to 12/31/2015	$16.45684	$15.33019	138,863
01/01/2016 to 12/31/2016	$15.33019	$19.28355	124,595
01/01/2017 to 12/31/2017	$19.28355	$20.15332	145,339
01/01/2018 to 12/31/2018	$20.15332	$16.26649	107,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99149	$10.63263	3,056,476
01/01/2011 to 12/31/2011	$10.63263	$10.55669	6,317,043
01/01/2012 to 12/31/2012	$10.55669	$11.66351	10,361,915
01/01/2013 to 12/31/2013	$11.66351	$13.26590	10,816,978
01/01/2014 to 12/31/2014	$13.26590	$13.67370	10,335,887
01/01/2015 to 12/31/2015	$13.67370	$13.31698	12,630,589
01/01/2016 to 12/31/2016	$13.31698	$13.94297	11,944,129
01/01/2017 to 12/31/2017	$13.94297	$15.66594	11,724,570
01/01/2018 to 12/31/2018	$15.66594	$14.43627	9,156,892
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97037	$11.07430	151,662
01/01/2011 to 12/31/2011	$11.07430	$10.59848	231,225
01/01/2012 to 12/31/2012	$10.59848	$12.13131	362,542
01/01/2013 to 12/31/2013	$12.13131	$17.00959	456,949
01/01/2014 to 12/31/2014	$17.00959	$17.94075	508,972
01/01/2015 to 12/31/2015	$17.94075	$19.13904	436,753
01/01/2016 to 12/31/2016	$19.13904	$19.13591	437,856
01/01/2017 to 12/31/2017	$19.13591	$25.68878	472,424
01/01/2018 to 12/31/2018	$25.68878	$25.97114	622,626
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98540	$10.60814	23,051
01/01/2011 to 12/31/2011	$10.60814	$10.27671	139,257
01/01/2012 to 12/31/2012	$10.27671	$11.34461	234,111
01/01/2013 to 12/31/2013	$11.34461	$14.86856	206,389
01/01/2014 to 12/31/2014	$14.86856	$14.70015	187,743
01/01/2015 to 12/31/2015	$14.70015	$13.44274	147,860
01/01/2016 to 12/31/2016	$13.44274	$13.88942	143,641
01/01/2017 to 12/31/2017	$13.88942	$15.76072	152,159
01/01/2018 to 12/31/2018	$15.76072	$13.85104	130,477
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85905	$11.41201	334,474
01/01/2011 to 12/31/2011	$11.41201	$9.45249	565,931
01/01/2012 to 12/31/2012	$9.45249	$9.53436	873,791
01/01/2013 to 12/31/2013	$9.53436	$10.70927	797,905
01/01/2014 to 12/31/2014	$10.70927	$9.55363	817,944
01/01/2015 to 12/31/2015	$9.55363	$7.50961	737,188
01/01/2016 to 12/31/2016	$7.50961	$9.11063	672,374
01/01/2017 to 12/31/2017	$9.11063	$9.78407	676,122
01/01/2018 to 12/31/2018	$9.78407	$7.93732	523,624
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97948	$10.25334	102,180
01/01/2011 to 12/31/2011	$10.25334	$10.39386	223,877
01/01/2012 to 12/31/2012	$10.39386	$10.64670	307,319
01/01/2013 to 12/31/2013	$10.64670	$9.97556	319,202
01/01/2014 to 12/31/2014	$9.97556	$9.76535	329,147
01/01/2015 to 12/31/2015	$9.76535	$9.06744	245,075
01/01/2016 to 12/31/2016	$9.06744	$9.21238	242,126
01/01/2017 to 12/31/2017	$9.21238	$9.15202	278,790
01/01/2018 to 12/31/2018	$9.15202	$9.08628	185,478

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98806	$11.43683	66,535
01/01/2011 to 12/31/2011	$11.43683	$10.74992	120,246
01/01/2012 to 12/31/2012	$10.74992	$12.39118	192,948
01/01/2013 to 12/31/2013	$12.39118	$15.97318	196,499
01/01/2014 to 12/31/2014	$15.97318	$17.87763	179,010
01/01/2015 to 12/31/2015	$17.87763	$16.25363	124,019
01/01/2016 to 12/31/2016	$16.25363	$18.03860	115,787
01/01/2017 to 12/31/2017	$18.03860	$20.81619	119,260
01/01/2018 to 12/31/2018	$20.81619	$16.91287	79,209
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.77697	449,407
01/01/2012 to 12/31/2012	$8.77697	$9.48456	1,104,506
01/01/2013 to 12/31/2013	$9.48456	$11.12630	1,210,338
01/01/2014 to 12/31/2014	$11.12630	$11.42764	1,247,314
01/01/2015 to 12/31/2015	$11.42764	$11.05441	1,225,554
01/01/2016 to 12/31/2016	$11.05441	$11.46431	1,148,552
01/01/2017 to 12/31/2017	$11.46431	$12.67864	1,021,298
01/01/2018 to 12/31/2018	$12.67864	$11.72409	823,893
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.34193	391,743
01/01/2011 to 12/31/2011	$10.34193	$10.67502	772,512
01/01/2012 to 12/31/2012	$10.67502	$11.20767	1,098,994
01/01/2013 to 12/31/2013	$11.20767	$10.74779	1,158,910
01/01/2014 to 12/31/2014	$10.74779	$11.21609	1,126,287
01/01/2015 to 12/31/2015	$11.21609	$11.05390	949,091
01/01/2016 to 12/31/2016	$11.05390	$11.31589	989,685
01/01/2017 to 12/31/2017	$11.31589	$11.71174	1,169,590
01/01/2018 to 12/31/2018	$11.71174	$11.14160	1,735,902
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96692	$10.71479	65,957
01/01/2011 to 12/31/2011	$10.71479	$10.13316	52,488
01/01/2012 to 12/31/2012	$10.13316	$11.08102	39,919
01/01/2013 to 12/31/2013	$11.08102	$11.83902	27,001
01/01/2014 to 12/31/2014	$11.83902	$11.94081	13,550
01/01/2015 to 12/31/2015	$11.94081	$11.22705	7,114
01/01/2016 to 12/31/2016	$11.22705	$11.59896	6,103
01/01/2017 to 12/31/2017	$11.59896	$12.68754	4,977
01/01/2018 to 12/31/2018	$12.68754	$11.32122	3,916
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97760	$10.81979	28,585
01/01/2011 to 12/31/2011	$10.81979	$10.52381	12,812
01/01/2012 to 12/31/2012	$10.52381	$11.61881	8,700
01/01/2013 to 12/31/2013	$11.61881	$13.15667	8,076
01/01/2014 to 12/31/2014	$13.15667	$13.56243	5,958
01/01/2015 to 12/31/2015	$13.56243	$13.28166	3,299
01/01/2016 to 12/31/2016	$13.28166	$13.82113	2,528
01/01/2017 to 12/31/2017	$13.82113	$15.70127	2,948
01/01/2018 to 12/31/2018	$15.70127	$14.35354	1,350
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98788	$10.67348	59,168
01/01/2011 to 12/31/2011	$10.67348	$10.24378	28,237
01/01/2012 to 12/31/2012	$10.24378	$11.19285	26,329
01/01/2013 to 12/31/2013	$11.19285	$12.79292	8,741
01/01/2014 to 12/31/2014	$12.79292	$13.23890	5,793
01/01/2015 to 12/31/2015	$13.23890	$12.92279	6,948
01/01/2016 to 12/31/2016	$12.92279	$13.34613	5,720
01/01/2017 to 12/31/2017	$13.34613	$14.89974	4,815
01/01/2018 to 12/31/2018	$14.89974	$13.75859	2,665
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99762	$9.09166	2,145
01/01/2012 to 12/31/2012	$9.09166	$9.88283	863
01/01/2013 to 12/31/2013	$9.88283	$10.64329	10,103
01/01/2014 to 12/31/2014	$10.64329	$10.84619	985
01/01/2015 to 12/31/2015	$10.84619	$10.22092	0
01/01/2016 to 12/31/2016	$10.22092	$10.62151	0
01/01/2017 to 12/31/2017	$10.62151	$11.62113	0
01/01/2018 to 12/31/2018	$11.62113	$10.69225	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00705	$10.00728	5,096
01/01/2011 to 12/31/2011	$10.00728	$9.94129	3,519
01/01/2012 to 12/31/2012	$9.94129	$10.11087	3,696
01/01/2013 to 12/31/2013	$10.11087	$9.60905	1,687
01/01/2014 to 12/31/2014	$9.60905	$9.32615	3,118
01/01/2015 to 12/31/2015	$9.32615	$9.10418	1,747
01/01/2016 to 12/31/2016	$9.10418	$8.98996	245
01/01/2017 to 12/31/2017	$8.98996	$8.88352	257
01/01/2018 to 12/31/2018	$8.88352	$8.69325	256

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00597	$10.27781	41,471
01/01/2011 to 12/31/2011	$10.27781	$10.30276	32,152
01/01/2012 to 12/31/2012	$10.30276	$10.94171	22,460
01/01/2013 to 12/31/2013	$10.94171	$10.43459	8,664
01/01/2014 to 12/31/2014	$10.43459	$10.56613	11,372
01/01/2015 to 12/31/2015	$10.56613	$10.04862	7,794
01/01/2016 to 12/31/2016	$10.04862	$10.17564	3,045
01/01/2017 to 12/31/2017	$10.17564	$10.31765	2,197
01/01/2018 to 12/31/2018	$10.31765	$9.95593	1,852
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00633	$10.55075	0
01/01/2011 to 12/31/2011	$10.55075	$11.64275	64,316
01/01/2012 to 12/31/2012	$11.64275	$11.95683	74,618
01/01/2013 to 12/31/2013	$11.95683	$11.25098	64,256
01/01/2014 to 12/31/2014	$11.25098	$11.22140	49,120
01/01/2015 to 12/31/2015	$11.22140	$10.99000	33,674
01/01/2016 to 12/31/2016	$10.99000	$10.84927	33,705
01/01/2017 to 12/31/2017	$10.84927	$10.61597	63,555
01/01/2018 to 12/31/2018	$10.61597	$10.38993	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99762	$10.55355	0
01/01/2011 to 12/31/2011	$10.55355	$11.89119	0
01/01/2012 to 12/31/2012	$11.89119	$12.22857	5,676
01/01/2013 to 12/31/2013	$12.22857	$11.30601	7,260
01/01/2014 to 12/31/2014	$11.30601	$11.45215	6,768
01/01/2015 to 12/31/2015	$11.45215	$11.24496	1,289
01/01/2016 to 12/31/2016	$11.24496	$11.08333	1,370
01/01/2017 to 12/31/2017	$11.08333	$10.85012	0
01/01/2018 to 12/31/2018	$10.85012	$10.59895	73,604
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00845	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$12.20355	0
01/01/2012 to 12/31/2012	$12.20355	$12.60428	0
01/01/2013 to 12/31/2013	$12.60428	$11.44718	1,970
01/01/2014 to 12/31/2014	$11.44718	$11.80588	4,801
01/01/2015 to 12/31/2015	$11.80588	$11.64457	8,266
01/01/2016 to 12/31/2016	$11.64457	$11.53476	8,568
01/01/2017 to 12/31/2017	$11.53476	$11.30615	8,294
01/01/2018 to 12/31/2018	$11.30615	$11.01441	8,977
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00738	$10.68500	0
01/01/2011 to 12/31/2011	$10.68500	$12.48861	180,841
01/01/2012 to 12/31/2012	$12.48861	$12.95637	189,205
01/01/2013 to 12/31/2013	$12.95637	$11.70587	163,203
01/01/2014 to 12/31/2014	$11.70587	$12.24566	150,949
01/01/2015 to 12/31/2015	$12.24566	$12.10885	157,059
01/01/2016 to 12/31/2016	$12.10885	$12.00379	159,341
01/01/2017 to 12/31/2017	$12.00379	$11.84697	143,862
01/01/2018 to 12/31/2018	$11.84697	$11.51527	150,307

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99762	$11.89255	121,045
01/01/2012 to 12/31/2012	$11.89255	$12.22859	157,360
01/01/2013 to 12/31/2013	$12.22859	$10.72225	90,260
01/01/2014 to 12/31/2014	$10.72225	$11.49686	59,785
01/01/2015 to 12/31/2015	$11.49686	$11.40334	63,346
01/01/2016 to 12/31/2016	$11.40334	$11.28145	59,389
01/01/2017 to 12/31/2017	$11.28145	$11.13282	50,308
01/01/2018 to 12/31/2018	$11.13282	$10.79790	50,799
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99684	$10.28760	0
01/01/2013 to 12/31/2013	$10.28760	$8.97494	126,844
01/01/2014 to 12/31/2014	$8.97494	$9.81954	57,792
01/01/2015 to 12/31/2015	$9.81954	$9.79799	0
01/01/2016 to 12/31/2016	$9.79799	$9.70130	0
01/01/2017 to 12/31/2017	$9.70130	$9.58536	0
01/01/2018 to 12/31/2018	$9.58536	$9.28620	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99842	$8.65594	91,344
01/01/2014 to 12/31/2014	$8.65594	$9.63637	52,153
01/01/2015 to 12/31/2015	$9.63637	$9.62765	1,004
01/01/2016 to 12/31/2016	$9.62765	$9.53218	0
01/01/2017 to 12/31/2017	$9.53218	$9.41711	0
01/01/2018 to 12/31/2018	$9.41711	$9.08842	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99842	$11.18213	5,405
01/01/2015 to 12/31/2015	$11.18213	$11.08056	153,914
01/01/2016 to 12/31/2016	$11.08056	$11.03158	31,392
01/01/2017 to 12/31/2017	$11.03158	$10.91408	27,794
01/01/2018 to 12/31/2018	$10.91408	$10.52350	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99842	$9.83155	0
01/01/2016 to 12/31/2016	$9.83155	$9.75037	44,598
01/01/2017 to 12/31/2017	$9.75037	$9.70255	38,121
01/01/2018 to 12/31/2018	$9.70255	$9.32657	42,415
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99684	$9.77407	136,297
01/01/2017 to 12/31/2017	$9.77407	$9.75125	121,624
01/01/2018 to 12/31/2018	$9.75125	$9.35255	133,961
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99683	$9.92962	4,917
01/01/2018 to 12/31/2018	$9.92962	$9.44685	4,952
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99683	$9.55807	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97679	$10.75348	34,654
01/01/2011 to 12/31/2011	$10.75348	$10.19398	12,858
01/01/2012 to 12/31/2012	$10.19398	$11.26197	11,473
01/01/2013 to 12/31/2013	$11.26197	$13.42260	5,197
01/01/2014 to 12/31/2014	$13.42260	$13.95227	45,328
01/01/2015 to 12/31/2015	$13.95227	$13.62693	32,765
01/01/2016 to 12/31/2016	$13.62693	$14.14462	14,998
01/01/2017 to 12/31/2017	$14.14462	$16.20124	14,448
01/01/2018 to 12/31/2018	$16.20124	$14.75846	7,945

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99762	$11.54138	0
01/01/2014 to 12/31/2014	$11.54138	$12.73848	2,838
01/01/2015 to 12/31/2015	$12.73848	$11.93336	137
01/01/2016 to 12/31/2016	$11.93336	$13.32105	181
01/01/2017 to 12/31/2017	$13.32105	$15.32437	135
01/01/2018 to 12/31/2018	$15.32437	$14.17588	286
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95901	$11.69924	4,041
01/01/2011 to 12/31/2011	$11.69924	$12.11554	3,791
01/01/2012 to 12/31/2012	$12.11554	$13.57614	2,991
01/01/2013 to 12/31/2013	$13.57614	$13.60247	951
01/01/2014 to 12/31/2014	$13.60247	$17.30036	1,337
01/01/2015 to 12/31/2015	$17.30036	$17.62159	1,330
01/01/2016 to 12/31/2016	$17.62159	$17.94512	788
01/01/2017 to 12/31/2017	$17.94512	$18.52399	556
01/01/2018 to 12/31/2018	$18.52399	$17.13751	456
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97510	$10.93402	53,315
01/01/2011 to 12/31/2011	$10.93402	$10.46307	25,658
01/01/2012 to 12/31/2012	$10.46307	$11.24533	22,313
01/01/2013 to 12/31/2013	$11.24533	$12.53754	5,227
01/01/2014 to 12/31/2014	$12.53754	$12.56409	6,849
01/01/2015 to 12/31/2015	$12.56409	$12.32695	3,442
01/01/2016 to 12/31/2016	$12.32695	$12.48588	2,696
01/01/2017 to 12/31/2017	$12.48588	$14.12925	2,731
01/01/2018 to 12/31/2018	$14.12925	$12.66143	1,736
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96930	$11.46056	1,300
01/01/2011 to 12/31/2011	$11.46056	$10.57335	1,180
01/01/2012 to 12/31/2012	$10.57335	$13.02482	376
01/01/2013 to 12/31/2013	$13.02482	$13.20363	271
01/01/2014 to 12/31/2014	$13.20363	$14.61342	74
01/01/2015 to 12/31/2015	$14.61342	$14.18426	62
01/01/2016 to 12/31/2016	$14.18426	$13.90452	62
01/01/2017 to 12/31/2017	$13.90452	$14.97996	60
01/01/2018 to 12/31/2018	$14.97996	$13.86537	59
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99087	$10.68611	1,105
01/01/2011 to 12/31/2011	$10.68611	$9.80906	106
01/01/2012 to 12/31/2012	$9.80906	$11.40311	285
01/01/2013 to 12/31/2013	$11.40311	$14.79435	22
01/01/2014 to 12/31/2014	$14.79435	$16.26028	1,975
01/01/2015 to 12/31/2015	$16.26028	$15.06681	444
01/01/2016 to 12/31/2016	$15.06681	$16.32801	1,519
01/01/2017 to 12/31/2017	$16.32801	$17.41021	4,359
01/01/2018 to 12/31/2018	$17.41021	$15.46922	2,380

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01895	$11.33239	8,492
01/01/2011 to 12/31/2011	$11.33239	$10.68206	3,696
01/01/2012 to 12/31/2012	$10.68206	$12.41256	5,220
01/01/2013 to 12/31/2013	$12.41256	$15.94091	1,444
01/01/2014 to 12/31/2014	$15.94091	$17.27179	5,149
01/01/2015 to 12/31/2015	$17.27179	$15.82552	3,361
01/01/2016 to 12/31/2016	$15.82552	$15.62838	884
01/01/2017 to 12/31/2017	$15.62838	$19.29797	510
01/01/2018 to 12/31/2018	$19.29797	$17.92966	389
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98737	$10.62339	10,538
01/01/2011 to 12/31/2011	$10.62339	$10.26874	14,870
01/01/2012 to 12/31/2012	$10.26874	$10.98621	9,942
01/01/2013 to 12/31/2013	$10.98621	$11.72130	4,728
01/01/2014 to 12/31/2014	$11.72130	$11.84736	1,149
01/01/2015 to 12/31/2015	$11.84736	$11.40496	698
01/01/2016 to 12/31/2016	$11.40496	$11.66312	531
01/01/2017 to 12/31/2017	$11.66312	$12.72357	671
01/01/2018 to 12/31/2018	$12.72357	$11.48661	436
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96425	$11.40677	462
01/01/2011 to 12/31/2011	$11.40677	$11.22652	746
01/01/2012 to 12/31/2012	$11.22652	$12.61720	358
01/01/2013 to 12/31/2013	$12.61720	$17.01542	134
01/01/2014 to 12/31/2014	$17.01542	$17.72034	478
01/01/2015 to 12/31/2015	$17.72034	$16.26941	133
01/01/2016 to 12/31/2016	$16.26941	$19.64999	107
01/01/2017 to 12/31/2017	$19.64999	$21.41840	105
01/01/2018 to 12/31/2018	$21.41840	$17.87838	75
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99763	$9.77143	5,650
01/01/2011 to 12/31/2011	$9.77143	$9.49562	2,365
01/01/2012 to 12/31/2012	$9.49562	$9.22519	2,922
01/01/2013 to 12/31/2013	$9.22519	$8.96229	1,389
01/01/2014 to 12/31/2014	$8.96229	$8.70686	2,904
01/01/2015 to 12/31/2015	$8.70686	$8.45871	1,630
01/01/2016 to 12/31/2016	$8.45871	$8.21833	0
01/01/2017 to 12/31/2017	$8.21833	$8.01179	0
01/01/2018 to 12/31/2018	$8.01179	$7.88341	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98360	$10.68442	14,187
01/01/2011 to 12/31/2011	$10.68442	$10.70991	1,256
01/01/2012 to 12/31/2012	$10.70991	$11.84774	2,491
01/01/2013 to 12/31/2013	$11.84774	$12.33661	1,290
01/01/2014 to 12/31/2014	$12.33661	$12.29161	131
01/01/2015 to 12/31/2015	$12.29161	$11.51567	47
01/01/2016 to 12/31/2016	$11.51567	$12.91095	218
01/01/2017 to 12/31/2017	$12.91095	$13.48123	202
01/01/2018 to 12/31/2018	$13.48123	$12.83484	192

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98961	$10.54160	0
01/01/2011 to 12/31/2011	$10.54160	$9.81310	0
01/01/2012 to 12/31/2012	$9.81310	$11.14272	429
01/01/2013 to 12/31/2013	$11.14272	$15.14051	304
01/01/2014 to 12/31/2014	$15.14051	$16.73104	581
01/01/2015 to 12/31/2015	$16.73104	$14.98045	0
01/01/2016 to 12/31/2016	$14.98045	$17.44898	0
01/01/2017 to 12/31/2017	$17.44898	$20.20697	0
01/01/2018 to 12/31/2018	$20.20697	$16.85005	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92845	$11.17518	1,361
01/01/2011 to 12/31/2011	$11.17518	$9.45384	3,802
01/01/2012 to 12/31/2012	$9.45384	$11.05449	1,800
01/01/2013 to 12/31/2013	$11.05449	$12.78613	1,317
01/01/2014 to 12/31/2014	$12.78613	$11.73533	183
01/01/2015 to 12/31/2015	$11.73533	$11.75975	766
01/01/2016 to 12/31/2016	$11.75975	$10.99375	181
01/01/2017 to 12/31/2017	$10.99375	$14.46538	842
01/01/2018 to 12/31/2018	$14.46538	$12.17763	502
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92832	$10.71728	2,267
01/01/2011 to 12/31/2011	$10.71728	$9.10544	1,743
01/01/2012 to 12/31/2012	$9.10544	$10.32066	1,214
01/01/2013 to 12/31/2013	$10.32066	$11.97862	1,021
01/01/2014 to 12/31/2014	$11.97862	$10.85702	85
01/01/2015 to 12/31/2015	$10.85702	$10.63382	652
01/01/2016 to 12/31/2016	$10.63382	$10.39152	14
01/01/2017 to 12/31/2017	$10.39152	$12.39942	13
01/01/2018 to 12/31/2018	$12.39942	$10.10048	14
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97586	$10.79298	37,946
01/01/2011 to 12/31/2011	$10.79298	$10.42624	10,560
01/01/2012 to 12/31/2012	$10.42624	$11.50445	4,711
01/01/2013 to 12/31/2013	$11.50445	$12.99642	10,464
01/01/2014 to 12/31/2014	$12.99642	$13.42958	2,673
01/01/2015 to 12/31/2015	$13.42958	$12.91018	1,409
01/01/2016 to 12/31/2016	$12.91018	$13.19753	1,397
01/01/2017 to 12/31/2017	$13.19753	$14.99666	1,393
01/01/2018 to 12/31/2018	$14.99666	$13.49306	1,396
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92098	$10.48104	1,298
01/01/2011 to 12/31/2011	$10.48104	$9.25102	264
01/01/2012 to 12/31/2012	$9.25102	$10.95594	161
01/01/2013 to 12/31/2013	$10.95594	$12.27891	118
01/01/2014 to 12/31/2014	$12.27891	$11.16964	88
01/01/2015 to 12/31/2015	$11.16964	$10.54797	40
01/01/2016 to 12/31/2016	$10.54797	$10.44606	20
01/01/2017 to 12/31/2017	$10.44606	$13.15665	18
01/01/2018 to 12/31/2018	$13.15665	$10.54703	18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.51084	5,157
01/01/2011 to 12/31/2011	$10.51084	$10.23563	3,085
01/01/2012 to 12/31/2012	$10.23563	$11.00927	2,937
01/01/2013 to 12/31/2013	$11.00927	$11.87556	1,406
01/01/2014 to 12/31/2014	$11.87556	$12.16579	1,648
01/01/2015 to 12/31/2015	$12.16579	$11.79753	1,042
01/01/2016 to 12/31/2016	$11.79753	$11.90201	672
01/01/2017 to 12/31/2017	$11.90201	$12.96780	1,047
01/01/2018 to 12/31/2018	$12.96780	$11.95051	492
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97047	$10.69825	4,046
01/01/2011 to 12/31/2011	$10.69825	$10.46276	726
01/01/2012 to 12/31/2012	$10.46276	$11.70771	201
01/01/2013 to 12/31/2013	$11.70771	$15.52518	165
01/01/2014 to 12/31/2014	$15.52518	$16.51630	96
01/01/2015 to 12/31/2015	$16.51630	$17.75196	713
01/01/2016 to 12/31/2016	$17.75196	$16.99473	353
01/01/2017 to 12/31/2017	$16.99473	$22.42822	333
01/01/2018 to 12/31/2018	$22.42822	$21.43444	238
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99173	$11.22357	6,261
01/01/2011 to 12/31/2011	$11.22357	$10.80470	3,049
01/01/2012 to 12/31/2012	$10.80470	$11.78377	2,181
01/01/2013 to 12/31/2013	$11.78377	$15.63949	830
01/01/2014 to 12/31/2014	$15.63949	$16.80294	1,727
01/01/2015 to 12/31/2015	$16.80294	$17.96826	1,023
01/01/2016 to 12/31/2016	$17.96826	$18.43092	1,552
01/01/2017 to 12/31/2017	$18.43092	$23.81490	3,574
01/01/2018 to 12/31/2018	$23.81490	$22.51068	1,885
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98675	$10.81592	12,588
01/01/2011 to 12/31/2011	$10.81592	$10.17901	3,788
01/01/2012 to 12/31/2012	$10.17901	$12.17056	4,452
01/01/2013 to 12/31/2013	$12.17056	$15.09133	1,110
01/01/2014 to 12/31/2014	$15.09133	$15.19352	3,676
01/01/2015 to 12/31/2015	$15.19352	$14.54418	2,122
01/01/2016 to 12/31/2016	$14.54418	$15.13565	234
01/01/2017 to 12/31/2017	$15.13565	$18.21141	0
01/01/2018 to 12/31/2018	$18.21141	$15.99952	0
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.79169	4,676
01/01/2011 to 12/31/2011	$10.79169	$10.42238	1,469
01/01/2012 to 12/31/2012	$10.42238	$11.85476	1,014
01/01/2013 to 12/31/2013	$11.85476	$15.74461	212
01/01/2014 to 12/31/2014	$15.74461	$16.62833	129
01/01/2015 to 12/31/2015	$16.62833	$17.32230	216
01/01/2016 to 12/31/2016	$17.32230	$17.15150	0
01/01/2017 to 12/31/2017	$17.15150	$21.78151	0
01/01/2018 to 12/31/2018	$21.78151	$21.61223	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99763	$10.15039	0
01/01/2013 to 12/31/2013	$10.15039	$13.26381	0
01/01/2014 to 12/31/2014	$13.26381	$14.20252	0
01/01/2015 to 12/31/2015	$14.20252	$13.69803	0
01/01/2016 to 12/31/2016	$13.69803	$15.09807	159
01/01/2017 to 12/31/2017	$15.09807	$17.21270	125
01/01/2018 to 12/31/2018	$17.21270	$15.02221	118
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99018	$11.15256	7,148
01/01/2011 to 12/31/2011	$11.15256	$10.56598	3,187
01/01/2012 to 12/31/2012	$10.56598	$12.02241	2,289
01/01/2013 to 12/31/2013	$12.02241	$16.58653	1,166
01/01/2014 to 12/31/2014	$16.58653	$18.41016	3,395
01/01/2015 to 12/31/2015	$18.41016	$16.87713	1,397
01/01/2016 to 12/31/2016	$16.87713	$19.38660	684
01/01/2017 to 12/31/2017	$19.38660	$21.43295	700
01/01/2018 to 12/31/2018	$21.43295	$17.39524	540
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99763	$10.23818	615
01/01/2013 to 12/31/2013	$10.23818	$11.82773	18
01/01/2014 to 12/31/2014	$11.82773	$12.08112	44
01/01/2015 to 12/31/2015	$12.08112	$11.59105	19
01/01/2016 to 12/31/2016	$11.59105	$11.74817	12
01/01/2017 to 12/31/2017	$11.74817	$13.29691	12
01/01/2018 to 12/31/2018	$13.29691	$11.84711	9
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93810	$11.59009	10,761
01/01/2011 to 12/31/2011	$11.59009	$8.97755	5,961
01/01/2012 to 12/31/2012	$8.97755	$10.28503	5,874
01/01/2013 to 12/31/2013	$10.28503	$10.01422	2,127
01/01/2014 to 12/31/2014	$10.01422	$9.27314	5,947
01/01/2015 to 12/31/2015	$9.27314	$7.50177	3,785
01/01/2016 to 12/31/2016	$7.50177	$8.18945	652
01/01/2017 to 12/31/2017	$8.18945	$10.05560	531
01/01/2018 to 12/31/2018	$10.05560	$8.39535	545
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98859	$10.51978	21,646
01/01/2011 to 12/31/2011	$10.51978	$10.32232	12,676
01/01/2012 to 12/31/2012	$10.32232	$11.06794	9,420
01/01/2013 to 12/31/2013	$11.06794	$11.74309	2,831
01/01/2014 to 12/31/2014	$11.74309	$12.06729	5,666
01/01/2015 to 12/31/2015	$12.06729	$11.74030	2,250
01/01/2016 to 12/31/2016	$11.74030	$12.03677	1,596
01/01/2017 to 12/31/2017	$12.03677	$12.87928	1,976
01/01/2018 to 12/31/2018	$12.87928	$12.15496	1,139
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01754	$10.04935	0
01/01/2012 to 12/31/2012	$10.04935	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$9.92350	978
01/01/2014 to 12/31/2014	$9.92350	$10.22500	3,400
01/01/2015 to 12/31/2015	$10.22500	$9.90688	909
01/01/2016 to 12/31/2016	$9.90688	$10.03038	539
01/01/2017 to 12/31/2017	$10.03038	$10.29802	666
01/01/2018 to 12/31/2018	$10.29802	$9.92155	547

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96262	$11.42459	43,566
01/01/2011 to 12/31/2011	$11.42459	$10.40969	21,471
01/01/2012 to 12/31/2012	$10.40969	$11.41918	14,441
01/01/2013 to 12/31/2013	$11.41918	$12.98265	15,646
01/01/2014 to 12/31/2014	$12.98265	$13.77278	6,996
01/01/2015 to 12/31/2015	$13.77278	$13.29830	13,061
01/01/2016 to 12/31/2016	$13.29830	$14.22448	10,659
01/01/2017 to 12/31/2017	$14.22448	$16.04485	19,502
01/01/2018 to 12/31/2018	$16.04485	$14.40125	10,216
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.81154	4,210
01/01/2011 to 12/31/2011	$10.81154	$10.86707	1,736
01/01/2012 to 12/31/2012	$10.86707	$12.54220	1,951
01/01/2013 to 12/31/2013	$12.54220	$16.13625	518
01/01/2014 to 12/31/2014	$16.13625	$18.37489	1,581
01/01/2015 to 12/31/2015	$18.37489	$18.40090	1,127
01/01/2016 to 12/31/2016	$18.40090	$20.53190	128
01/01/2017 to 12/31/2017	$20.53190	$24.38730	101
01/01/2018 to 12/31/2018	$24.38730	$21.74190	74
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99762	$8.82682	0
01/01/2012 to 12/31/2012	$8.82682	$9.70309	0
01/01/2013 to 12/31/2013	$9.70309	$11.53800	0
01/01/2014 to 12/31/2014	$11.53800	$11.93785	0
01/01/2015 to 12/31/2015	$11.93785	$11.61500	0
01/01/2016 to 12/31/2016	$11.61500	$11.99812	0
01/01/2017 to 12/31/2017	$11.99812	$13.77771	0
01/01/2018 to 12/31/2018	$13.77771	$12.50924	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98668	$10.70698	12,601
01/01/2011 to 12/31/2011	$10.70698	$10.21337	8,272
01/01/2012 to 12/31/2012	$10.21337	$10.94194	4,375
01/01/2013 to 12/31/2013	$10.94194	$11.95250	2,024
01/01/2014 to 12/31/2014	$11.95250	$12.20868	1,497
01/01/2015 to 12/31/2015	$12.20868	$11.84110	5,093
01/01/2016 to 12/31/2016	$11.84110	$12.05841	4,953
01/01/2017 to 12/31/2017	$12.05841	$13.61750	4,040
01/01/2018 to 12/31/2018	$13.61750	$12.18188	2,420
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97096	$12.06901	851
01/01/2011 to 12/31/2011	$12.06901	$10.18802	2,998
01/01/2012 to 12/31/2012	$10.18802	$11.88382	2,062
01/01/2013 to 12/31/2013	$11.88382	$16.25704	1,031
01/01/2014 to 12/31/2014	$16.25704	$16.57406	843
01/01/2015 to 12/31/2015	$16.57406	$16.31656	928
01/01/2016 to 12/31/2016	$16.31656	$17.07314	437
01/01/2017 to 12/31/2017	$17.07314	$21.18129	546
01/01/2018 to 12/31/2018	$21.18129	$18.34311	213

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96001	$12.52563	4,044
01/01/2011 to 12/31/2011	$12.52563	$12.05011	3,505
01/01/2012 to 12/31/2012	$12.05011	$13.13143	1,941
01/01/2013 to 12/31/2013	$13.13143	$17.24465	725
01/01/2014 to 12/31/2014	$17.24465	$17.39298	791
01/01/2015 to 12/31/2015	$17.39298	$17.03008	893
01/01/2016 to 12/31/2016	$17.03008	$18.54413	285
01/01/2017 to 12/31/2017	$18.54413	$22.32618	141
01/01/2018 to 12/31/2018	$22.32618	$19.86367	91
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96344	$11.38359	13,104
01/01/2011 to 12/31/2011	$11.38359	$10.39864	5,463
01/01/2012 to 12/31/2012	$10.39864	$11.93642	5,137
01/01/2013 to 12/31/2013	$11.93642	$15.93369	1,117
01/01/2014 to 12/31/2014	$15.93369	$16.29521	3,473
01/01/2015 to 12/31/2015	$16.29521	$15.14839	1,816
01/01/2016 to 12/31/2016	$15.14839	$19.01594	0
01/01/2017 to 12/31/2017	$19.01594	$19.83298	0
01/01/2018 to 12/31/2018	$19.83298	$15.97498	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99132	$10.61502	50,389
01/01/2011 to 12/31/2011	$10.61502	$10.51766	20,547
01/01/2012 to 12/31/2012	$10.51766	$11.59639	22,048
01/01/2013 to 12/31/2013	$11.59639	$13.16241	5,162
01/01/2014 to 12/31/2014	$13.16241	$13.53925	10,881
01/01/2015 to 12/31/2015	$13.53925	$13.15886	8,916
01/01/2016 to 12/31/2016	$13.15886	$13.74917	5,024
01/01/2017 to 12/31/2017	$13.74917	$15.41656	5,716
01/01/2018 to 12/31/2018	$15.41656	$14.17709	3,207
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97020	$11.05594	984
01/01/2011 to 12/31/2011	$11.05594	$10.55928	2,435
01/01/2012 to 12/31/2012	$10.55928	$12.06157	1,127
01/01/2013 to 12/31/2013	$12.06157	$16.87703	1,772
01/01/2014 to 12/31/2014	$16.87703	$17.76439	2,615
01/01/2015 to 12/31/2015	$17.76439	$18.91206	1,317
01/01/2016 to 12/31/2016	$18.91206	$18.87019	660
01/01/2017 to 12/31/2017	$18.87019	$25.28022	519
01/01/2018 to 12/31/2018	$25.28022	$25.50525	231
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98523	$10.59052	8,669
01/01/2011 to 12/31/2011	$10.59052	$10.23858	1,457
01/01/2012 to 12/31/2012	$10.23858	$11.27923	839
01/01/2013 to 12/31/2013	$11.27923	$14.75260	0
01/01/2014 to 12/31/2014	$14.75260	$14.55531	0
01/01/2015 to 12/31/2015	$14.55531	$13.28296	0
01/01/2016 to 12/31/2016	$13.28296	$13.69617	0
01/01/2017 to 12/31/2017	$13.69617	$15.50965	594
01/01/2018 to 12/31/2018	$15.50965	$13.60215	251

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85888	$11.39318	5,618
01/01/2011 to 12/31/2011	$11.39318	$9.41761	8,191
01/01/2012 to 12/31/2012	$9.41761	$9.47959	5,408
01/01/2013 to 12/31/2013	$9.47959	$10.62586	1,803
01/01/2014 to 12/31/2014	$10.62586	$9.45971	2,653
01/01/2015 to 12/31/2015	$9.45971	$7.42054	1,259
01/01/2016 to 12/31/2016	$7.42054	$8.98419	1,525
01/01/2017 to 12/31/2017	$8.98419	$9.62845	1,041
01/01/2018 to 12/31/2018	$9.62845	$7.79490	872
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97931	$10.23639	2,073
01/01/2011 to 12/31/2011	$10.23639	$10.35537	2,709
01/01/2012 to 12/31/2012	$10.35537	$10.58534	1,918
01/01/2013 to 12/31/2013	$10.58534	$9.89766	892
01/01/2014 to 12/31/2014	$9.89766	$9.66913	296
01/01/2015 to 12/31/2015	$9.66913	$8.95975	240
01/01/2016 to 12/31/2016	$8.95975	$9.08437	251
01/01/2017 to 12/31/2017	$9.08437	$9.00646	251
01/01/2018 to 12/31/2018	$9.00646	$8.92322	253
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98789	$11.41794	0
01/01/2011 to 12/31/2011	$11.41794	$10.71019	0
01/01/2012 to 12/31/2012	$10.71019	$12.32002	0
01/01/2013 to 12/31/2013	$12.32002	$15.84889	71
01/01/2014 to 12/31/2014	$15.84889	$17.70212	64
01/01/2015 to 12/31/2015	$17.70212	$16.06112	20
01/01/2016 to 12/31/2016	$16.06112	$17.78858	163
01/01/2017 to 12/31/2017	$17.78858	$20.48576	142
01/01/2018 to 12/31/2018	$20.48576	$16.61000	103
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99762	$8.76473	561
01/01/2012 to 12/31/2012	$8.76473	$9.45170	1,209
01/01/2013 to 12/31/2013	$9.45170	$11.06506	627
01/01/2014 to 12/31/2014	$11.06506	$11.34142	926
01/01/2015 to 12/31/2015	$11.34142	$10.94847	1,258
01/01/2016 to 12/31/2016	$10.94847	$11.33122	1,815
01/01/2017 to 12/31/2017	$11.33122	$12.50577	1,473
01/01/2018 to 12/31/2018	$12.50577	$11.54030	1,409
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.32483	11,596
01/01/2011 to 12/31/2011	$10.32483	$10.63550	5,850
01/01/2012 to 12/31/2012	$10.63550	$11.14320	8,423
01/01/2013 to 12/31/2013	$11.14320	$10.66394	3,205
01/01/2014 to 12/31/2014	$10.66394	$11.10558	7,859
01/01/2015 to 12/31/2015	$11.10558	$10.92245	4,626
01/01/2016 to 12/31/2016	$10.92245	$11.15849	8,426
01/01/2017 to 12/31/2017	$11.15849	$11.52521	4,056
01/01/2018 to 12/31/2018	$11.52521	$10.94143	2,617
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96788	$10.81679	30,764,513
01/01/2011 to 12/31/2011	$10.81679	$10.35039	46,928,622
01/01/2012 to 12/31/2012	$10.35039	$11.45280	70,449,167
01/01/2013 to 12/31/2013	$11.45280	$12.38097	71,085,625
01/01/2014 to 12/31/2014	$12.38097	$12.63524	62,751,148
01/01/2015 to 12/31/2015	$12.63524	$12.02065	50,129,170
01/01/2016 to 12/31/2016	$12.02065	$12.56548	44,325,863
01/01/2017 to 12/31/2017	$12.56548	$13.90699	42,749,889
01/01/2018 to 12/31/2018	$13.90699	$12.55718	29,866,210
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97857	$10.92280	21,103,790
01/01/2011 to 12/31/2011	$10.92280	$10.74947	37,358,515
01/01/2012 to 12/31/2012	$10.74947	$12.00861	75,596,679
01/01/2013 to 12/31/2013	$12.00861	$13.75898	88,858,258
01/01/2014 to 12/31/2014	$13.75898	$14.35121	84,796,370
01/01/2015 to 12/31/2015	$14.35121	$14.22051	78,455,073
01/01/2016 to 12/31/2016	$14.22051	$14.97274	72,091,256
01/01/2017 to 12/31/2017	$14.97274	$17.21021	65,677,574
01/01/2018 to 12/31/2018	$17.21021	$15.92036	56,769,314
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.77509	27,529,956
01/01/2011 to 12/31/2011	$10.77509	$10.46346	41,400,310
01/01/2012 to 12/31/2012	$10.46346	$11.56847	68,877,378
01/01/2013 to 12/31/2013	$11.56847	$13.37861	77,143,446
01/01/2014 to 12/31/2014	$13.37861	$14.00897	73,290,617
01/01/2015 to 12/31/2015	$14.00897	$13.83639	67,635,505
01/01/2016 to 12/31/2016	$13.83639	$14.45833	63,123,274
01/01/2017 to 12/31/2017	$14.45833	$16.33176	57,244,982
01/01/2018 to 12/31/2018	$16.33176	$15.26060	50,109,786
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99859	$9.16386	8,260,503
01/01/2012 to 12/31/2012	$9.16386	$10.07935	23,775,710
01/01/2013 to 12/31/2013	$10.07935	$10.98344	28,048,615
01/01/2014 to 12/31/2014	$10.98344	$11.32538	27,073,868
01/01/2015 to 12/31/2015	$11.32538	$10.79877	25,304,288
01/01/2016 to 12/31/2016	$10.79877	$11.35441	22,453,723
01/01/2017 to 12/31/2017	$11.35441	$12.56963	20,417,288
01/01/2018 to 12/31/2018	$12.56963	$11.70267	17,027,887
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00802	$10.10254	1,452,999
01/01/2011 to 12/31/2011	$10.10254	$10.15429	3,620,347
01/01/2012 to 12/31/2012	$10.15429	$10.44990	4,767,262
01/01/2013 to 12/31/2013	$10.44990	$10.04888	4,000,530
01/01/2014 to 12/31/2014	$10.04888	$9.86856	3,366,645
01/01/2015 to 12/31/2015	$9.86856	$9.74767	2,796,445
01/01/2016 to 12/31/2016	$9.74767	$9.73899	2,844,486
01/01/2017 to 12/31/2017	$9.73899	$9.73689	2,730,213
01/01/2018 to 12/31/2018	$9.73689	$9.64202	2,417,606

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00694	$10.37575	16,233,285
01/01/2011 to 12/31/2011	$10.37575	$10.52377	25,947,306
01/01/2012 to 12/31/2012	$10.52377	$11.30899	44,755,155
01/01/2013 to 12/31/2013	$11.30899	$10.91248	43,338,696
01/01/2014 to 12/31/2014	$10.91248	$11.18082	38,181,068
01/01/2015 to 12/31/2015	$11.18082	$10.75911	30,832,783
01/01/2016 to 12/31/2016	$10.75911	$11.02373	28,526,298
01/01/2017 to 12/31/2017	$11.02373	$11.30952	29,452,405
01/01/2018 to 12/31/2018	$11.30952	$11.04287	23,900,601
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97776	$10.85587	30,971,093
01/01/2011 to 12/31/2011	$10.85587	$10.41265	38,111,848
01/01/2012 to 12/31/2012	$10.41265	$11.63998	66,008,218
01/01/2013 to 12/31/2013	$11.63998	$14.03724	84,507,125
01/01/2014 to 12/31/2014	$14.03724	$14.76392	87,966,359
01/01/2015 to 12/31/2015	$14.76392	$14.59043	87,025,183
01/01/2016 to 12/31/2016	$14.59043	$15.32348	83,042,914
01/01/2017 to 12/31/2017	$15.32348	$17.75860	80,458,358
01/01/2018 to 12/31/2018	$17.75860	$16.36972	72,119,795
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99859	$11.65792	336,717
01/01/2014 to 12/31/2014	$11.65792	$13.01934	1,309,987
01/01/2015 to 12/31/2015	$13.01934	$12.34092	1,028,181
01/01/2016 to 12/31/2016	$12.34092	$13.93842	1,906,186
01/01/2017 to 12/31/2017	$13.93842	$16.22383	1,878,728
01/01/2018 to 12/31/2018	$16.22383	$15.18667	1,391,543
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95998	$11.81048	770,699
01/01/2011 to 12/31/2011	$11.81048	$12.37513	1,281,208
01/01/2012 to 12/31/2012	$12.37513	$14.03150	2,740,152
01/01/2013 to 12/31/2013	$14.03150	$14.22509	2,865,102
01/01/2014 to 12/31/2014	$14.22509	$18.30603	2,837,659
01/01/2015 to 12/31/2015	$18.30603	$18.86651	2,434,145
01/01/2016 to 12/31/2016	$18.86651	$19.43959	2,269,115
01/01/2017 to 12/31/2017	$19.43959	$20.30351	2,114,421
01/01/2018 to 12/31/2018	$20.30351	$19.00764	1,733,464
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97607	$11.03811	13,914,602
01/01/2011 to 12/31/2011	$11.03811	$10.68755	23,859,930
01/01/2012 to 12/31/2012	$10.68755	$11.62294	43,554,173
01/01/2013 to 12/31/2013	$11.62294	$13.11185	47,882,805
01/01/2014 to 12/31/2014	$13.11185	$13.29515	44,761,617
01/01/2015 to 12/31/2015	$13.29515	$13.19866	41,819,391
01/01/2016 to 12/31/2016	$13.19866	$13.52663	38,541,926
01/01/2017 to 12/31/2017	$13.52663	$15.48760	35,402,611
01/01/2018 to 12/31/2018	$15.48760	$14.04390	29,813,674

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97026	$11.56952	460,733
01/01/2011 to 12/31/2011	$11.56952	$10.80000	635,517
01/01/2012 to 12/31/2012	$10.80000	$13.46178	1,395,693
01/01/2013 to 12/31/2013	$13.46178	$13.80828	1,437,786
01/01/2014 to 12/31/2014	$13.80828	$15.46350	1,380,437
01/01/2015 to 12/31/2015	$15.46350	$15.18706	1,090,582
01/01/2016 to 12/31/2016	$15.18706	$15.06308	992,672
01/01/2017 to 12/31/2017	$15.06308	$16.41971	949,199
01/01/2018 to 12/31/2018	$16.41971	$15.37900	719,921
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99184	$10.78790	1,062,982
01/01/2011 to 12/31/2011	$10.78790	$10.01951	1,349,540
01/01/2012 to 12/31/2012	$10.01951	$11.78600	2,580,815
01/01/2013 to 12/31/2013	$11.78600	$15.47184	3,223,701
01/01/2014 to 12/31/2014	$15.47184	$17.20606	3,386,618
01/01/2015 to 12/31/2015	$17.20606	$16.13188	5,564,272
01/01/2016 to 12/31/2016	$16.13188	$17.68854	4,973,980
01/01/2017 to 12/31/2017	$17.68854	$19.08349	5,885,071
01/01/2018 to 12/31/2018	$19.08349	$17.15794	4,718,582
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01991	$11.44014	1,392,125
01/01/2011 to 12/31/2011	$11.44014	$10.91114	1,843,266
01/01/2012 to 12/31/2012	$10.91114	$12.82923	3,548,651
01/01/2013 to 12/31/2013	$12.82923	$16.67092	4,014,907
01/01/2014 to 12/31/2014	$16.67092	$18.27663	3,480,984
01/01/2015 to 12/31/2015	$18.27663	$16.94451	6,106,619
01/01/2016 to 12/31/2016	$16.94451	$16.93108	5,453,059
01/01/2017 to 12/31/2017	$16.93108	$21.15309	5,127,763
01/01/2018 to 12/31/2018	$21.15309	$19.88736	4,359,441
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98833	$10.72450	13,413,172
01/01/2011 to 12/31/2011	$10.72450	$10.48895	22,240,645
01/01/2012 to 12/31/2012	$10.48895	$11.35484	36,688,340
01/01/2013 to 12/31/2013	$11.35484	$12.25810	35,475,781
01/01/2014 to 12/31/2014	$12.25810	$12.53666	31,515,786
01/01/2015 to 12/31/2015	$12.53666	$12.21154	26,258,746
01/01/2016 to 12/31/2016	$12.21154	$12.63533	23,469,945
01/01/2017 to 12/31/2017	$12.63533	$13.94676	23,782,580
01/01/2018 to 12/31/2018	$13.94676	$12.74086	17,530,382
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96522	$11.51535	1,228,729
01/01/2011 to 12/31/2011	$11.51535	$11.46720	2,008,504
01/01/2012 to 12/31/2012	$11.46720	$13.04056	3,461,992
01/01/2013 to 12/31/2013	$13.04056	$17.79423	4,065,631
01/01/2014 to 12/31/2014	$17.79423	$18.75080	3,856,201
01/01/2015 to 12/31/2015	$18.75080	$17.41934	3,458,817
01/01/2016 to 12/31/2016	$17.41934	$21.28695	3,085,634
01/01/2017 to 12/31/2017	$21.28695	$23.47651	2,913,056
01/01/2018 to 12/31/2018	$23.47651	$19.82980	2,369,833

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99860	$9.86455	1,756,415
01/01/2011 to 12/31/2011	$9.86455	$9.69934	4,378,576
01/01/2012 to 12/31/2012	$9.69934	$9.53456	5,179,661
01/01/2013 to 12/31/2013	$9.53456	$9.37256	5,117,282
01/01/2014 to 12/31/2014	$9.37256	$9.21312	4,480,598
01/01/2015 to 12/31/2015	$9.21312	$9.05630	4,671,377
01/01/2016 to 12/31/2016	$9.05630	$8.90287	4,230,442
01/01/2017 to 12/31/2017	$8.90287	$8.78170	2,725,998
01/01/2018 to 12/31/2018	$8.78170	$8.74388	2,354,714
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98457	$10.78613	1,300,745
01/01/2011 to 12/31/2011	$10.78613	$10.93950	2,241,709
01/01/2012 to 12/31/2012	$10.93950	$12.24527	4,241,328
01/01/2013 to 12/31/2013	$12.24527	$12.90148	4,190,136
01/01/2014 to 12/31/2014	$12.90148	$13.00657	3,840,698
01/01/2015 to 12/31/2015	$13.00657	$12.32988	3,187,963
01/01/2016 to 12/31/2016	$12.32988	$13.98689	2,889,374
01/01/2017 to 12/31/2017	$13.98689	$14.77713	2,738,809
01/01/2018 to 12/31/2018	$14.77713	$14.23609	2,089,712
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99058	$10.64194	445,909
01/01/2011 to 12/31/2011	$10.64194	$10.02358	821,379
01/01/2012 to 12/31/2012	$10.02358	$11.51676	1,127,961
01/01/2013 to 12/31/2013	$11.51676	$15.83369	2,301,648
01/01/2014 to 12/31/2014	$15.83369	$17.70414	2,370,597
01/01/2015 to 12/31/2015	$17.70414	$16.03948	2,085,611
01/01/2016 to 12/31/2016	$16.03948	$18.90299	2,209,931
01/01/2017 to 12/31/2017	$18.90299	$22.14901	2,080,677
01/01/2018 to 12/31/2018	$22.14901	$18.68940	1,765,510
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92942	$11.28154	747,119
01/01/2011 to 12/31/2011	$11.28154	$9.65674	913,382
01/01/2012 to 12/31/2012	$9.65674	$11.42561	1,319,535
01/01/2013 to 12/31/2013	$11.42561	$13.37174	1,714,306
01/01/2014 to 12/31/2014	$13.37174	$12.41833	1,640,194
01/01/2015 to 12/31/2015	$12.41833	$12.59154	1,679,503
01/01/2016 to 12/31/2016	$12.59154	$11.91034	1,456,586
01/01/2017 to 12/31/2017	$11.91034	$15.85623	1,678,247
01/01/2018 to 12/31/2018	$15.85623	$13.50753	1,681,168
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92929	$10.81917	645,449
01/01/2011 to 12/31/2011	$10.81917	$9.30077	1,102,604
01/01/2012 to 12/31/2012	$9.30077	$10.66713	1,624,672
01/01/2013 to 12/31/2013	$10.66713	$12.52710	1,934,536
01/01/2014 to 12/31/2014	$12.52710	$11.48863	1,955,111
01/01/2015 to 12/31/2015	$11.48863	$11.38567	1,747,401
01/01/2016 to 12/31/2016	$11.38567	$11.25750	1,609,850
01/01/2017 to 12/31/2017	$11.25750	$13.59125	1,522,808
01/01/2018 to 12/31/2018	$13.59125	$11.20328	1,334,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00682	$10.62325	11,936
01/01/2011 to 12/31/2011	$10.62325	$11.74255	157,644,524
01/01/2012 to 12/31/2012	$11.74255	$12.62792	61,798,781
01/01/2013 to 12/31/2013	$12.62792	$12.01813	9,195,374
01/01/2014 to 12/31/2014	$12.01813	$12.60885	11,182,798
01/01/2015 to 12/31/2015	$12.60885	$12.53986	46,805,834
01/01/2016 to 12/31/2016	$12.53986	$12.84539	48,130,147
01/01/2017 to 12/31/2017	$12.84539	$13.17217	17,957,908
01/01/2018 to 12/31/2018	$13.17217	$12.91259	86,803,815
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97683	$10.89582	11,663,970
01/01/2011 to 12/31/2011	$10.89582	$10.64989	19,028,558
01/01/2012 to 12/31/2012	$10.64989	$11.89058	33,819,857
01/01/2013 to 12/31/2013	$11.89058	$13.59163	38,221,077
01/01/2014 to 12/31/2014	$13.59163	$14.21092	35,730,256
01/01/2015 to 12/31/2015	$14.21092	$13.82301	32,177,202
01/01/2016 to 12/31/2016	$13.82301	$14.29747	29,228,621
01/01/2017 to 12/31/2017	$14.29747	$16.43814	27,907,896
01/01/2018 to 12/31/2018	$16.43814	$14.96609	23,001,928
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92194	$10.58075	1,222,927
01/01/2011 to 12/31/2011	$10.58075	$9.44941	1,765,458
01/01/2012 to 12/31/2012	$9.44941	$11.32357	3,027,903
01/01/2013 to 12/31/2013	$11.32357	$12.84095	3,720,797
01/01/2014 to 12/31/2014	$12.84095	$11.81920	3,911,787
01/01/2015 to 12/31/2015	$11.81920	$11.29350	3,749,675
01/01/2016 to 12/31/2016	$11.29350	$11.31638	3,520,794
01/01/2017 to 12/31/2017	$11.31638	$14.42099	3,688,390
01/01/2018 to 12/31/2018	$14.42099	$11.69830	3,339,841
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.61090	7,494,738
01/01/2011 to 12/31/2011	$10.61090	$10.45511	12,799,949
01/01/2012 to 12/31/2012	$10.45511	$11.37878	23,748,760
01/01/2013 to 12/31/2013	$11.37878	$12.41936	25,386,459
01/01/2014 to 12/31/2014	$12.41936	$12.87340	23,635,959
01/01/2015 to 12/31/2015	$12.87340	$12.63141	20,636,012
01/01/2016 to 12/31/2016	$12.63141	$12.89370	18,563,931
01/01/2017 to 12/31/2017	$12.89370	$14.21409	16,687,853
01/01/2018 to 12/31/2018	$14.21409	$13.25491	13,476,965
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97144	$10.80010	369,555
01/01/2011 to 12/31/2011	$10.80010	$10.68707	715,742
01/01/2012 to 12/31/2012	$10.68707	$12.10062	1,591,115
01/01/2013 to 12/31/2013	$12.10062	$16.23595	1,685,805
01/01/2014 to 12/31/2014	$16.23595	$17.47681	1,688,713
01/01/2015 to 12/31/2015	$17.47681	$19.00666	1,904,219
01/01/2016 to 12/31/2016	$19.00666	$18.41062	1,651,353
01/01/2017 to 12/31/2017	$18.41062	$24.58319	1,840,046
01/01/2018 to 12/31/2018	$24.58319	$23.77369	1,523,849

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99269	$11.33042	1,208,214
01/01/2011 to 12/31/2011	$11.33042	$11.03643	1,826,589
01/01/2012 to 12/31/2012	$11.03643	$12.17932	3,123,857
01/01/2013 to 12/31/2013	$12.17932	$16.35559	3,430,819
01/01/2014 to 12/31/2014	$16.35559	$17.78012	4,952,671
01/01/2015 to 12/31/2015	$17.78012	$19.23816	3,824,487
01/01/2016 to 12/31/2016	$19.23816	$19.96645	3,810,883
01/01/2017 to 12/31/2017	$19.96645	$26.10322	3,323,138
01/01/2018 to 12/31/2018	$26.10322	$24.96747	2,596,443
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98772	$10.91885	986,150
01/01/2011 to 12/31/2011	$10.91885	$10.39724	1,850,604
01/01/2012 to 12/31/2012	$10.39724	$12.57884	3,476,370
01/01/2013 to 12/31/2013	$12.57884	$15.78207	4,515,744
01/01/2014 to 12/31/2014	$15.78207	$16.07701	4,646,735
01/01/2015 to 12/31/2015	$16.07701	$15.57213	4,478,711
01/01/2016 to 12/31/2016	$15.57213	$16.39662	4,284,916
01/01/2017 to 12/31/2017	$16.39662	$19.96144	4,217,283
01/01/2018 to 12/31/2018	$19.96144	$17.74598	3,629,543
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.89440	383,418
01/01/2011 to 12/31/2011	$10.89440	$10.64578	587,566
01/01/2012 to 12/31/2012	$10.64578	$12.25234	1,220,831
01/01/2013 to 12/31/2013	$12.25234	$16.46513	1,461,440
01/01/2014 to 12/31/2014	$16.46513	$17.59506	1,307,176
01/01/2015 to 12/31/2015	$17.59506	$18.54623	1,170,609
01/01/2016 to 12/31/2016	$18.54623	$18.58005	1,165,777
01/01/2017 to 12/31/2017	$18.58005	$23.87390	1,128,472
01/01/2018 to 12/31/2018	$23.87390	$23.97043	1,091,150
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.19489	13,864
01/01/2013 to 12/31/2013	$10.19489	$13.47958	256,143
01/01/2014 to 12/31/2014	$13.47958	$14.60434	439,378
01/01/2015 to 12/31/2015	$14.60434	$14.25237	732,691
01/01/2016 to 12/31/2016	$14.25237	$15.89439	1,378,642
01/01/2017 to 12/31/2017	$15.89439	$18.33417	1,728,242
01/01/2018 to 12/31/2018	$18.33417	$16.19161	1,430,226
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99114	$11.25860	962,132
01/01/2011 to 12/31/2011	$11.25860	$10.79250	1,541,843
01/01/2012 to 12/31/2012	$10.79250	$12.42576	2,559,321
01/01/2013 to 12/31/2013	$12.42576	$17.34560	3,361,108
01/01/2014 to 12/31/2014	$17.34560	$19.48059	3,280,259
01/01/2015 to 12/31/2015	$19.48059	$18.06995	3,049,764
01/01/2016 to 12/31/2016	$18.06995	$21.00158	3,223,522
01/01/2017 to 12/31/2017	$21.00158	$23.49230	3,165,223
01/01/2018 to 12/31/2018	$23.49230	$19.29382	2,605,211
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.32013	4,825,886
01/01/2013 to 12/31/2013	$10.32013	$12.06359	7,905,484
01/01/2014 to 12/31/2014	$12.06359	$12.46788	7,723,394
01/01/2015 to 12/31/2015	$12.46788	$12.10372	6,792,276
01/01/2016 to 12/31/2016	$12.10372	$12.41263	5,833,067
01/01/2017 to 12/31/2017	$12.41263	$14.21470	5,515,899
01/01/2018 to 12/31/2018	$14.21470	$12.81561	4,669,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93907	$11.70034	2,484,727
01/01/2011 to 12/31/2011	$11.70034	$9.17013	3,419,207
01/01/2012 to 12/31/2012	$9.17013	$10.63028	5,634,697
01/01/2013 to 12/31/2013	$10.63028	$10.47283	6,285,593
01/01/2014 to 12/31/2014	$10.47283	$9.81275	5,997,131
01/01/2015 to 12/31/2015	$9.81275	$8.03245	5,252,854
01/01/2016 to 12/31/2016	$8.03245	$8.87224	5,025,014
01/01/2017 to 12/31/2017	$8.87224	$11.02238	5,398,469
01/01/2018 to 12/31/2018	$11.02238	$9.31206	4,289,304
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98956	$10.61981	19,097,676
01/01/2011 to 12/31/2011	$10.61981	$10.54353	35,425,896
01/01/2012 to 12/31/2012	$10.54353	$11.43927	61,697,638
01/01/2013 to 12/31/2013	$11.43927	$12.28073	59,881,764
01/01/2014 to 12/31/2014	$12.28073	$12.76916	55,142,183
01/01/2015 to 12/31/2015	$12.76916	$12.57011	50,440,583
01/01/2016 to 12/31/2016	$12.57011	$13.03960	44,590,686
01/01/2017 to 12/31/2017	$13.03960	$14.11702	40,904,452
01/01/2018 to 12/31/2018	$14.11702	$13.48165	34,477,792
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01851	$10.06978	272,121
01/01/2012 to 12/31/2012	$10.06978	$10.60206	2,785,266
01/01/2013 to 12/31/2013	$10.60206	$10.18071	1,948,139
01/01/2014 to 12/31/2014	$10.18071	$10.61419	2,751,178
01/01/2015 to 12/31/2015	$10.61419	$10.40575	3,171,296
01/01/2016 to 12/31/2016	$10.40575	$10.65976	3,789,896
01/01/2017 to 12/31/2017	$10.65976	$11.07321	4,032,667
01/01/2018 to 12/31/2018	$11.07321	$10.79547	3,912,650
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96359	$11.53321	18,771,323
01/01/2011 to 12/31/2011	$11.53321	$10.63290	27,741,061
01/01/2012 to 12/31/2012	$10.63290	$11.80236	53,001,698
01/01/2013 to 12/31/2013	$11.80236	$13.57707	60,829,221
01/01/2014 to 12/31/2014	$13.57707	$14.57389	61,007,482
01/01/2015 to 12/31/2015	$14.57389	$14.23837	99,241,581
01/01/2016 to 12/31/2016	$14.23837	$15.40973	92,514,725
01/01/2017 to 12/31/2017	$15.40973	$17.58685	154,281,993
01/01/2018 to 12/31/2018	$17.58685	$15.97319	124,851,709
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.91439	247,126
01/01/2011 to 12/31/2011	$10.91439	$11.10006	545,381
01/01/2012 to 12/31/2012	$11.10006	$12.96275	1,354,854
01/01/2013 to 12/31/2013	$12.96275	$16.87460	1,736,116
01/01/2014 to 12/31/2014	$16.87460	$19.44302	2,389,247
01/01/2015 to 12/31/2015	$19.44302	$19.70100	2,233,073
01/01/2016 to 12/31/2016	$19.70100	$22.24202	2,418,798
01/01/2017 to 12/31/2017	$22.24202	$26.73003	2,185,810
01/01/2018 to 12/31/2018	$26.73003	$24.11431	1,835,837

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.89689	4,804,905
01/01/2012 to 12/31/2012	$8.89689	$9.89612	11,166,035
01/01/2013 to 12/31/2013	$9.89612	$11.90675	14,502,005
01/01/2014 to 12/31/2014	$11.90675	$12.46527	15,393,481
01/01/2015 to 12/31/2015	$12.46527	$12.27176	15,395,716
01/01/2016 to 12/31/2016	$12.27176	$12.82623	13,796,952
01/01/2017 to 12/31/2017	$12.82623	$14.90233	11,736,301
01/01/2018 to 12/31/2018	$14.90233	$13.69146	10,284,715
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98765	$10.80894	16,553,746
01/01/2011 to 12/31/2011	$10.80894	$10.43243	26,668,098
01/01/2012 to 12/31/2012	$10.43243	$11.30927	49,521,342
01/01/2013 to 12/31/2013	$11.30927	$12.49992	54,431,945
01/01/2014 to 12/31/2014	$12.49992	$12.91884	51,261,906
01/01/2015 to 12/31/2015	$12.91884	$12.67819	50,089,107
01/01/2016 to 12/31/2016	$12.67819	$13.06319	44,145,617
01/01/2017 to 12/31/2017	$13.06319	$14.92628	40,496,615
01/01/2018 to 12/31/2018	$14.92628	$13.51171	32,965,319
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97192	$12.18384	426,864
01/01/2011 to 12/31/2011	$12.18384	$10.40658	1,042,929
01/01/2012 to 12/31/2012	$10.40658	$12.28287	1,809,244
01/01/2013 to 12/31/2013	$12.28287	$17.00181	2,082,691
01/01/2014 to 12/31/2014	$17.00181	$17.53857	1,979,401
01/01/2015 to 12/31/2015	$17.53857	$17.47055	1,642,461
01/01/2016 to 12/31/2016	$17.47055	$18.49644	1,417,333
01/01/2017 to 12/31/2017	$18.49644	$23.21770	1,317,676
01/01/2018 to 12/31/2018	$23.21770	$20.34619	1,160,056
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96097	$12.64476	546,119
01/01/2011 to 12/31/2011	$12.64476	$12.30830	1,033,660
01/01/2012 to 12/31/2012	$12.30830	$13.57203	1,888,934
01/01/2013 to 12/31/2013	$13.57203	$18.03404	2,492,070
01/01/2014 to 12/31/2014	$18.03404	$18.40461	2,220,904
01/01/2015 to 12/31/2015	$18.40461	$18.23393	2,156,397
01/01/2016 to 12/31/2016	$18.23393	$20.08921	2,167,372
01/01/2017 to 12/31/2017	$20.08921	$24.47172	1,957,445
01/01/2018 to 12/31/2018	$24.47172	$22.03199	1,809,047
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96440	$11.49200	373,436
01/01/2011 to 12/31/2011	$11.49200	$10.62167	635,080
01/01/2012 to 12/31/2012	$10.62167	$12.33695	1,206,539
01/01/2013 to 12/31/2013	$12.33695	$16.66308	1,462,253
01/01/2014 to 12/31/2014	$16.66308	$17.24268	1,357,357
01/01/2015 to 12/31/2015	$17.24268	$16.21902	1,080,324
01/01/2016 to 12/31/2016	$16.21902	$20.60010	1,400,633
01/01/2017 to 12/31/2017	$20.60010	$21.73867	1,234,746
01/01/2018 to 12/31/2018	$21.73867	$17.71857	944,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99229	$10.71605	24,269,579
01/01/2011 to 12/31/2011	$10.71605	$10.74314	44,365,420
01/01/2012 to 12/31/2012	$10.74314	$11.98557	92,816,256
01/01/2013 to 12/31/2013	$11.98557	$13.76509	111,094,453
01/01/2014 to 12/31/2014	$13.76509	$14.32668	107,422,146
01/01/2015 to 12/31/2015	$14.32668	$14.08904	135,986,861
01/01/2016 to 12/31/2016	$14.08904	$14.89482	125,611,954
01/01/2017 to 12/31/2017	$14.89482	$16.89832	116,327,275
01/01/2018 to 12/31/2018	$16.89832	$15.72480	100,366,610
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97117	$11.16117	1,886,107
01/01/2011 to 12/31/2011	$11.16117	$10.78581	3,234,502
01/01/2012 to 12/31/2012	$10.78581	$12.46639	6,730,374
01/01/2013 to 12/31/2013	$12.46639	$17.64982	7,755,997
01/01/2014 to 12/31/2014	$17.64982	$18.79769	8,100,535
01/01/2015 to 12/31/2015	$18.79769	$20.24900	7,341,629
01/01/2016 to 12/31/2016	$20.24900	$20.44263	6,445,719
01/01/2017 to 12/31/2017	$20.44263	$27.70961	6,167,260
01/01/2018 to 12/31/2018	$27.70961	$28.28909	5,600,759
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98620	$10.69150	120,198
01/01/2011 to 12/31/2011	$10.69150	$10.45834	772,322
01/01/2012 to 12/31/2012	$10.45834	$11.65803	2,127,026
01/01/2013 to 12/31/2013	$11.65803	$15.42829	2,133,134
01/01/2014 to 12/31/2014	$15.42829	$15.40233	2,019,297
01/01/2015 to 12/31/2015	$15.40233	$14.22243	1,674,209
01/01/2016 to 12/31/2016	$14.22243	$14.83806	1,521,862
01/01/2017 to 12/31/2017	$14.83806	$17.00087	1,487,779
01/01/2018 to 12/31/2018	$17.00087	$15.08768	1,436,345
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85984	$11.50158	2,083,250
01/01/2011 to 12/31/2011	$11.50158	$9.61963	3,652,343
01/01/2012 to 12/31/2012	$9.61963	$9.79779	6,128,268
01/01/2013 to 12/31/2013	$9.79779	$11.11270	5,639,099
01/01/2014 to 12/31/2014	$11.11270	$10.01041	5,529,020
01/01/2015 to 12/31/2015	$10.01041	$7.94568	4,623,098
01/01/2016 to 12/31/2016	$7.94568	$9.73362	4,360,519
01/01/2017 to 12/31/2017	$9.73362	$10.55477	4,299,192
01/01/2018 to 12/31/2018	$10.55477	$8.64662	3,118,714
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98028	$10.33385	1,336,731
01/01/2011 to 12/31/2011	$10.33385	$10.57749	2,293,269
01/01/2012 to 12/31/2012	$10.57749	$10.94077	3,419,652
01/01/2013 to 12/31/2013	$10.94077	$10.35114	3,437,860
01/01/2014 to 12/31/2014	$10.35114	$10.23181	3,301,458
01/01/2015 to 12/31/2015	$10.23181	$9.59352	2,649,589
01/01/2016 to 12/31/2016	$9.59352	$9.84178	2,363,771
01/01/2017 to 12/31/2017	$9.84178	$9.87243	2,655,649
01/01/2018 to 12/31/2018	$9.87243	$9.89771	1,995,363

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98885	$11.52646	408,851
01/01/2011 to 12/31/2011	$11.52646	$10.93968	738,315
01/01/2012 to 12/31/2012	$10.93968	$12.73323	1,339,734
01/01/2013 to 12/31/2013	$12.73323	$16.57418	1,523,954
01/01/2014 to 12/31/2014	$16.57418	$18.73137	1,328,903
01/01/2015 to 12/31/2015	$18.73137	$17.19612	1,111,249
01/01/2016 to 12/31/2016	$17.19612	$19.27023	1,182,512
01/01/2017 to 12/31/2017	$19.27023	$22.45389	1,005,197
01/01/2018 to 12/31/2018	$22.45389	$18.42270	832,514
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.83435	4,284,929
01/01/2012 to 12/31/2012	$8.83435	$9.63986	13,644,816
01/01/2013 to 12/31/2013	$9.63986	$11.41894	24,369,833
01/01/2014 to 12/31/2014	$11.41894	$11.84282	25,627,375
01/01/2015 to 12/31/2015	$11.84282	$11.56788	22,842,613
01/01/2016 to 12/31/2016	$11.56788	$12.11360	20,178,757
01/01/2017 to 12/31/2017	$12.11360	$13.52694	18,369,022
01/01/2018 to 12/31/2018	$13.52694	$12.63128	14,364,879
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.42309	2,739,117
01/01/2011 to 12/31/2011	$10.42309	$10.86347	5,381,783
01/01/2012 to 12/31/2012	$10.86347	$11.51711	8,850,479
01/01/2013 to 12/31/2013	$11.51711	$11.15231	9,405,233
01/01/2014 to 12/31/2014	$11.15231	$11.75168	11,611,010
01/01/2015 to 12/31/2015	$11.75168	$11.69480	11,851,082
01/01/2016 to 12/31/2016	$11.69480	$12.08851	12,324,766
01/01/2017 to 12/31/2017	$12.08851	$12.63316	12,865,557
01/01/2018 to 12/31/2018	$12.63316	$12.13609	17,296,836
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96772	$10.79905	1,743,251
01/01/2011 to 12/31/2011	$10.79905	$10.31246	1,142,236
01/01/2012 to 12/31/2012	$10.31246	$11.38762	1,043,289
01/01/2013 to 12/31/2013	$11.38762	$12.28555	3,227,468
01/01/2014 to 12/31/2014	$12.28555	$12.51236	5,131,599
01/01/2015 to 12/31/2015	$12.51236	$11.87950	5,394,130
01/01/2016 to 12/31/2016	$11.87950	$12.39266	4,995,997
01/01/2017 to 12/31/2017	$12.39266	$13.68793	4,789,326
01/01/2018 to 12/31/2018	$13.68793	$12.33410	3,059,729
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97840	$10.90484	1,550,655
01/01/2011 to 12/31/2011	$10.90484	$10.71003	1,014,136
01/01/2012 to 12/31/2012	$10.71003	$11.94022	940,046
01/01/2013 to 12/31/2013	$11.94022	$13.65281	8,776,850
01/01/2014 to 12/31/2014	$13.65281	$14.21155	15,133,242
01/01/2015 to 12/31/2015	$14.21155	$14.05353	16,604,499
01/01/2016 to 12/31/2016	$14.05353	$14.76693	16,150,538
01/01/2017 to 12/31/2017	$14.76693	$16.93929	15,223,106
01/01/2018 to 12/31/2018	$16.93929	$15.63766	11,766,303
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98868	$10.75742	2,440,355
01/01/2011 to 12/31/2011	$10.75742	$10.42508	1,626,665
01/01/2012 to 12/31/2012	$10.42508	$11.50261	1,428,586
01/01/2013 to 12/31/2013	$11.50261	$13.27553	7,641,288
01/01/2014 to 12/31/2014	$13.27553	$13.87277	14,041,270
01/01/2015 to 12/31/2015	$13.87277	$13.67396	16,322,116
01/01/2016 to 12/31/2016	$13.67396	$14.25960	16,212,808
01/01/2017 to 12/31/2017	$14.25960	$16.07475	15,021,281
01/01/2018 to 12/31/2018	$16.07475	$14.98965	12,145,264
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	23,571
01/01/2012 to 12/31/2012	$9.15128	$10.04504	39,352
01/01/2013 to 12/31/2013	$10.04504	$10.92367	3,781,890
01/01/2014 to 12/31/2014	$10.92367	$11.24074	6,748,218
01/01/2015 to 12/31/2015	$11.24074	$10.69626	8,023,735
01/01/2016 to 12/31/2016	$10.69626	$11.22383	7,825,676
01/01/2017 to 12/31/2017	$11.22383	$12.39979	7,355,566
01/01/2018 to 12/31/2018	$12.39979	$11.52080	5,177,825
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00785	$10.08594	63,335
01/01/2011 to 12/31/2011	$10.08594	$10.11721	41,385
01/01/2012 to 12/31/2012	$10.11721	$10.39081	35,230
01/01/2013 to 12/31/2013	$10.39081	$9.97182	117,947
01/01/2014 to 12/31/2014	$9.97182	$9.77297	208,839
01/01/2015 to 12/31/2015	$9.77297	$9.63362	195,160
01/01/2016 to 12/31/2016	$9.63362	$9.60532	207,365
01/01/2017 to 12/31/2017	$9.60532	$9.58362	213,732
01/01/2018 to 12/31/2018	$9.58362	$9.47050	162,841

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.35874	1,060,660
01/01/2011 to 12/31/2011	$10.35874	$10.48519	679,161
01/01/2012 to 12/31/2012	$10.48519	$11.24454	640,999
01/01/2013 to 12/31/2013	$11.24454	$10.82817	622,256
01/01/2014 to 12/31/2014	$10.82817	$11.07205	756,038
01/01/2015 to 12/31/2015	$11.07205	$10.63279	592,040
01/01/2016 to 12/31/2016	$10.63279	$10.87224	556,865
01/01/2017 to 12/31/2017	$10.87224	$11.13147	518,892
01/01/2018 to 12/31/2018	$11.13147	$10.84682	332,479
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00713	$10.63369	0
01/01/2011 to 12/31/2011	$10.63369	$11.84852	4,077,858
01/01/2012 to 12/31/2012	$11.84852	$12.28752	3,967,431
01/01/2013 to 12/31/2013	$12.28752	$11.67514	3,029,101
01/01/2014 to 12/31/2014	$11.67514	$11.75826	2,210,267
01/01/2015 to 12/31/2015	$11.75826	$11.62839	2,323,020
01/01/2016 to 12/31/2016	$11.62839	$11.59135	2,264,004
01/01/2017 to 12/31/2017	$11.59135	$11.45260	3,385,045
01/01/2018 to 12/31/2018	$11.45260	$11.31877	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99842	$10.63662	0
01/01/2011 to 12/31/2011	$10.63662	$12.10168	0
01/01/2012 to 12/31/2012	$12.10168	$12.56702	630,065
01/01/2013 to 12/31/2013	$12.56702	$11.73261	467,230
01/01/2014 to 12/31/2014	$11.73261	$12.00049	332,139
01/01/2015 to 12/31/2015	$12.00049	$11.89863	381,473
01/01/2016 to 12/31/2016	$11.89863	$11.84192	363,291
01/01/2017 to 12/31/2017	$11.84192	$11.70583	214,447
01/01/2018 to 12/31/2018	$11.70583	$11.54681	2,503,559
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00925	$10.66744	0
01/01/2011 to 12/31/2011	$10.66744	$12.41953	15,314
01/01/2012 to 12/31/2012	$12.41953	$12.95314	12,945
01/01/2013 to 12/31/2013	$12.95314	$11.87901	1,295,541
01/01/2014 to 12/31/2014	$11.87901	$12.37107	915,056
01/01/2015 to 12/31/2015	$12.37107	$12.32133	1,105,788
01/01/2016 to 12/31/2016	$12.32133	$12.32424	852,786
01/01/2017 to 12/31/2017	$12.32424	$12.19778	375,317
01/01/2018 to 12/31/2018	$12.19778	$11.99964	452,255
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00818	$10.76903	0
01/01/2011 to 12/31/2011	$10.76903	$12.70955	4,125,489
01/01/2012 to 12/31/2012	$12.70955	$13.31482	3,720,159
01/01/2013 to 12/31/2013	$13.31482	$12.14747	1,188,369
01/01/2014 to 12/31/2014	$12.14747	$12.83201	2,025,931
01/01/2015 to 12/31/2015	$12.83201	$12.81266	1,883,797
01/01/2016 to 12/31/2016	$12.81266	$12.82527	1,436,986
01/01/2017 to 12/31/2017	$12.82527	$12.78103	660,587
01/01/2018 to 12/31/2018	$12.78103	$12.54546	546,117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99842	$12.00835	1,099,566
01/01/2012 to 12/31/2012	$12.00835	$12.46866	1,930,929
01/01/2013 to 12/31/2013	$12.46866	$11.03969	1,494,516
01/01/2014 to 12/31/2014	$11.03969	$11.95288	1,003,250
01/01/2015 to 12/31/2015	$11.95288	$11.97163	1,695,252
01/01/2016 to 12/31/2016	$11.97163	$11.95917	1,313,916
01/01/2017 to 12/31/2017	$11.95917	$11.91655	779,885
01/01/2018 to 12/31/2018	$11.91655	$11.67173	279,480
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99790	$10.38840	241,060
01/01/2013 to 12/31/2013	$10.38840	$9.15159	5,267,612
01/01/2014 to 12/31/2014	$9.15159	$10.11067	2,061,574
01/01/2015 to 12/31/2015	$10.11067	$10.18710	30,803
01/01/2016 to 12/31/2016	$10.18710	$10.18486	326,502
01/01/2017 to 12/31/2017	$10.18486	$10.16122	109,592
01/01/2018 to 12/31/2018	$10.16122	$9.94091	100,061
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99895	$8.74065	735,267
01/01/2014 to 12/31/2014	$8.74065	$9.82571	1,246,863
01/01/2015 to 12/31/2015	$9.82571	$9.91282	8,288
01/01/2016 to 12/31/2016	$9.91282	$9.91025	0
01/01/2017 to 12/31/2017	$9.91025	$9.88602	731,940
01/01/2018 to 12/31/2018	$9.88602	$9.63479	760,115
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99895	$11.29143	457,862
01/01/2015 to 12/31/2015	$11.29143	$11.29830	4,582,745
01/01/2016 to 12/31/2016	$11.29830	$11.35800	127,780
01/01/2017 to 12/31/2017	$11.35800	$11.34658	72,710
01/01/2018 to 12/31/2018	$11.34658	$11.04810	848,149
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99895	$9.92773	471,493
01/01/2016 to 12/31/2016	$9.92773	$9.94169	3,846,163
01/01/2017 to 12/31/2017	$9.94169	$9.98937	2,500,233
01/01/2018 to 12/31/2018	$9.98937	$9.69663	2,060,698
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99790	$9.86937	2,993,550
01/01/2017 to 12/31/2017	$9.86937	$9.94229	1,549,736
01/01/2018 to 12/31/2018	$9.94229	$9.62962	1,476,931
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99790	$10.02639	44,195
01/01/2018 to 12/31/2018	$10.02639	$9.63278	812,860
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99790	$9.65205	89,969
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97759	$10.83811	1,548,170
01/01/2011 to 12/31/2011	$10.83811	$10.37448	1,025,277
01/01/2012 to 12/31/2012	$10.37448	$11.57366	981,199
01/01/2013 to 12/31/2013	$11.57366	$13.92892	9,625,643
01/01/2014 to 12/31/2014	$13.92892	$14.62013	20,955,739
01/01/2015 to 12/31/2015	$14.62013	$14.41893	27,375,723
01/01/2016 to 12/31/2016	$14.41893	$15.11264	27,388,479
01/01/2017 to 12/31/2017	$15.11264	$17.47869	27,845,663
01/01/2018 to 12/31/2018	$17.47869	$16.07872	22,225,660

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	45,204
01/01/2014 to 12/31/2014	$11.63768	$12.97041	81,167
01/01/2015 to 12/31/2015	$12.97041	$12.26956	78,316
01/01/2016 to 12/31/2016	$12.26956	$13.82976	139,989
01/01/2017 to 12/31/2017	$13.82976	$16.06461	123,370
01/01/2018 to 12/31/2018	$16.06461	$15.00682	107,018
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95981	$11.79118	45,778
01/01/2011 to 12/31/2011	$11.79118	$12.32991	30,174
01/01/2012 to 12/31/2012	$12.32991	$13.95173	31,407
01/01/2013 to 12/31/2013	$13.95173	$14.11551	73,675
01/01/2014 to 12/31/2014	$14.11551	$18.12815	107,197
01/01/2015 to 12/31/2015	$18.12815	$18.64520	131,144
01/01/2016 to 12/31/2016	$18.64520	$19.17255	117,238
01/01/2017 to 12/31/2017	$19.17255	$19.98393	106,537
01/01/2018 to 12/31/2018	$19.98393	$18.67009	89,049
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97590	$11.02002	1,187,681
01/01/2011 to 12/31/2011	$11.02002	$10.64837	860,268
01/01/2012 to 12/31/2012	$10.64837	$11.55676	820,650
01/01/2013 to 12/31/2013	$11.55676	$13.01069	5,323,927
01/01/2014 to 12/31/2014	$13.01069	$13.16575	8,108,067
01/01/2015 to 12/31/2015	$13.16575	$13.04361	11,010,716
01/01/2016 to 12/31/2016	$13.04361	$13.34057	11,189,299
01/01/2017 to 12/31/2017	$13.34057	$15.24362	10,534,454
01/01/2018 to 12/31/2018	$15.24362	$13.79435	7,915,559
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97009	$11.55054	39,230
01/01/2011 to 12/31/2011	$11.55054	$10.76044	18,329
01/01/2012 to 12/31/2012	$10.76044	$13.38514	16,604
01/01/2013 to 12/31/2013	$13.38514	$13.70175	42,407
01/01/2014 to 12/31/2014	$13.70175	$15.31302	69,964
01/01/2015 to 12/31/2015	$15.31302	$15.00855	72,703
01/01/2016 to 12/31/2016	$15.00855	$14.85588	73,898
01/01/2017 to 12/31/2017	$14.85588	$16.16100	68,141
01/01/2018 to 12/31/2018	$16.16100	$15.10567	50,633
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99167	$10.77026	48,956
01/01/2011 to 12/31/2011	$10.77026	$9.98271	35,231
01/01/2012 to 12/31/2012	$9.98271	$11.71868	34,293
01/01/2013 to 12/31/2013	$11.71868	$15.35222	68,724
01/01/2014 to 12/31/2014	$15.35222	$17.03825	118,279
01/01/2015 to 12/31/2015	$17.03825	$15.94208	235,098
01/01/2016 to 12/31/2016	$15.94208	$17.44498	221,524
01/01/2017 to 12/31/2017	$17.44498	$18.78254	236,792
01/01/2018 to 12/31/2018	$18.78254	$16.85260	160,752

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01975	$11.42143	111,618
01/01/2011 to 12/31/2011	$11.42143	$10.87115	64,564
01/01/2012 to 12/31/2012	$10.87115	$12.75606	64,858
01/01/2013 to 12/31/2013	$12.75606	$16.54211	78,700
01/01/2014 to 12/31/2014	$16.54211	$18.09847	109,728
01/01/2015 to 12/31/2015	$18.09847	$16.74518	451,773
01/01/2016 to 12/31/2016	$16.74518	$16.69798	402,867
01/01/2017 to 12/31/2017	$16.69798	$20.81960	372,388
01/01/2018 to 12/31/2018	$20.81960	$19.53372	223,615
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70690	479,143
01/01/2011 to 12/31/2011	$10.70690	$10.45048	337,244
01/01/2012 to 12/31/2012	$10.45048	$11.29012	272,919
01/01/2013 to 12/31/2013	$11.29012	$12.16343	3,696,154
01/01/2014 to 12/31/2014	$12.16343	$12.41448	7,535,300
01/01/2015 to 12/31/2015	$12.41448	$12.06788	8,010,301
01/01/2016 to 12/31/2016	$12.06788	$12.46133	7,737,237
01/01/2017 to 12/31/2017	$12.46133	$13.72685	10,624,764
01/01/2018 to 12/31/2018	$13.72685	$12.51425	7,762,949
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96505	$11.49647	97,827
01/01/2011 to 12/31/2011	$11.49647	$11.42521	61,954
01/01/2012 to 12/31/2012	$11.42521	$12.96647	55,406
01/01/2013 to 12/31/2013	$12.96647	$17.65730	150,991
01/01/2014 to 12/31/2014	$17.65730	$18.56865	242,850
01/01/2015 to 12/31/2015	$18.56865	$17.21498	236,218
01/01/2016 to 12/31/2016	$17.21498	$20.99466	209,217
01/01/2017 to 12/31/2017	$20.99466	$23.10732	141,370
01/01/2018 to 12/31/2018	$23.10732	$19.47796	84,681
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99843	$9.84822	80,996
01/01/2011 to 12/31/2011	$9.84822	$9.66356	69,489
01/01/2012 to 12/31/2012	$9.66356	$9.48024	44,218
01/01/2013 to 12/31/2013	$9.48024	$9.30014	121,990
01/01/2014 to 12/31/2014	$9.30014	$9.12348	229,507
01/01/2015 to 12/31/2015	$9.12348	$8.95015	522,716
01/01/2016 to 12/31/2016	$8.95015	$8.78059	550,783
01/01/2017 to 12/31/2017	$8.78059	$8.64352	511,324
01/01/2018 to 12/31/2018	$8.64352	$8.58869	604,118
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98440	$10.76839	58,411
01/01/2011 to 12/31/2011	$10.76839	$10.89931	58,898
01/01/2012 to 12/31/2012	$10.89931	$12.17532	72,870
01/01/2013 to 12/31/2013	$12.17532	$12.80158	112,955
01/01/2014 to 12/31/2014	$12.80158	$12.87958	158,987
01/01/2015 to 12/31/2015	$12.87958	$12.18460	223,960
01/01/2016 to 12/31/2016	$12.18460	$13.79401	256,786
01/01/2017 to 12/31/2017	$13.79401	$14.54378	250,701
01/01/2018 to 12/31/2018	$14.54378	$13.98263	193,482

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99041	$10.62452	43,300
01/01/2011 to 12/31/2011	$10.62452	$9.98690	29,369
01/01/2012 to 12/31/2012	$9.98690	$11.45122	27,661
01/01/2013 to 12/31/2013	$11.45122	$15.71162	84,024
01/01/2014 to 12/31/2014	$15.71162	$17.53196	95,542
01/01/2015 to 12/31/2015	$17.53196	$15.85109	93,907
01/01/2016 to 12/31/2016	$15.85109	$18.64310	78,015
01/01/2017 to 12/31/2017	$18.64310	$21.80018	59,407
01/01/2018 to 12/31/2018	$21.80018	$18.35737	42,441
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92925	$11.26302	56,927
01/01/2011 to 12/31/2011	$11.26302	$9.62127	36,711
01/01/2012 to 12/31/2012	$9.62127	$11.36049	34,344
01/01/2013 to 12/31/2013	$11.36049	$13.26847	36,880
01/01/2014 to 12/31/2014	$13.26847	$12.29718	57,051
01/01/2015 to 12/31/2015	$12.29718	$12.44336	55,557
01/01/2016 to 12/31/2016	$12.44336	$11.74631	72,675
01/01/2017 to 12/31/2017	$11.74631	$15.60622	54,960
01/01/2018 to 12/31/2018	$15.60622	$13.26744	49,723
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92912	$10.80157	67,399
01/01/2011 to 12/31/2011	$10.80157	$9.26679	30,790
01/01/2012 to 12/31/2012	$9.26679	$10.60652	30,808
01/01/2013 to 12/31/2013	$10.60652	$12.43063	40,557
01/01/2014 to 12/31/2014	$12.43063	$11.37699	47,769
01/01/2015 to 12/31/2015	$11.37699	$11.25207	62,946
01/01/2016 to 12/31/2016	$11.25207	$11.10280	77,118
01/01/2017 to 12/31/2017	$11.10280	$13.37734	63,946
01/01/2018 to 12/31/2018	$13.37734	$11.00440	44,838
AST Investment Grade Bond Portfolio
02/25/2013* to 12/31/2013	$10.04416	$9.58248	5,640
01/01/2014 to 12/31/2014	$9.58248	$10.03301	38,288
01/01/2015 to 12/31/2015	$10.03301	$9.95788	5,644,961
01/01/2016 to 12/31/2016	$9.95788	$10.17981	10,447,636
01/01/2017 to 12/31/2017	$10.17981	$10.41759	588,111
01/01/2018 to 12/31/2018	$10.41759	$10.19139	34,143,332
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97666	$10.87788	504,856
01/01/2011 to 12/31/2011	$10.87788	$10.61070	351,697
01/01/2012 to 12/31/2012	$10.61070	$11.82263	310,427
01/01/2013 to 12/31/2013	$11.82263	$13.48642	3,438,985
01/01/2014 to 12/31/2014	$13.48642	$14.07221	6,688,035
01/01/2015 to 12/31/2015	$14.07221	$13.66023	7,816,792
01/01/2016 to 12/31/2016	$13.66023	$14.10036	7,503,446
01/01/2017 to 12/31/2017	$14.10036	$16.17872	7,456,451
01/01/2018 to 12/31/2018	$16.17872	$14.69972	5,400,423

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92178	$10.56344	94,179
01/01/2011 to 12/31/2011	$10.56344	$9.41473	54,498
01/01/2012 to 12/31/2012	$9.41473	$11.25910	67,378
01/01/2013 to 12/31/2013	$11.25910	$12.74180	92,766
01/01/2014 to 12/31/2014	$12.74180	$11.70410	136,865
01/01/2015 to 12/31/2015	$11.70410	$11.16087	154,995
01/01/2016 to 12/31/2016	$11.16087	$11.16076	133,091
01/01/2017 to 12/31/2017	$11.16076	$14.19373	132,315
01/01/2018 to 12/31/2018	$14.19373	$11.49043	112,410
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.59346	739,971
01/01/2011 to 12/31/2011	$10.59346	$10.41679	547,099
01/01/2012 to 12/31/2012	$10.41679	$11.31408	508,699
01/01/2013 to 12/31/2013	$11.31408	$12.32370	2,514,139
01/01/2014 to 12/31/2014	$12.32370	$12.74837	3,931,853
01/01/2015 to 12/31/2015	$12.74837	$12.48326	4,523,058
01/01/2016 to 12/31/2016	$12.48326	$12.71671	4,372,602
01/01/2017 to 12/31/2017	$12.71671	$13.99053	4,009,078
01/01/2018 to 12/31/2018	$13.99053	$13.01980	2,859,548
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97127	$10.78242	16,361
01/01/2011 to 12/31/2011	$10.78242	$10.64798	9,366
01/01/2012 to 12/31/2012	$10.64798	$12.03168	9,854
01/01/2013 to 12/31/2013	$12.03168	$16.11071	17,593
01/01/2014 to 12/31/2014	$16.11071	$17.30665	42,607
01/01/2015 to 12/31/2015	$17.30665	$18.78339	68,558
01/01/2016 to 12/31/2016	$18.78339	$18.15736	82,184
01/01/2017 to 12/31/2017	$18.15736	$24.19589	95,001
01/01/2018 to 12/31/2018	$24.19589	$23.35129	85,846
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99253	$11.31191	32,767
01/01/2011 to 12/31/2011	$11.31191	$10.99595	25,483
01/01/2012 to 12/31/2012	$10.99595	$12.10993	24,207
01/01/2013 to 12/31/2013	$12.10993	$16.22936	33,145
01/01/2014 to 12/31/2014	$16.22936	$17.60703	82,585
01/01/2015 to 12/31/2015	$17.60703	$19.01221	94,226
01/01/2016 to 12/31/2016	$19.01221	$19.69184	76,669
01/01/2017 to 12/31/2017	$19.69184	$25.69193	148,012
01/01/2018 to 12/31/2018	$25.69193	$24.52367	86,822
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98755	$10.90100	65,599
01/01/2011 to 12/31/2011	$10.90100	$10.35922	43,832
01/01/2012 to 12/31/2012	$10.35922	$12.50742	38,915
01/01/2013 to 12/31/2013	$12.50742	$15.66056	276,456
01/01/2014 to 12/31/2014	$15.66056	$15.92073	468,065
01/01/2015 to 12/31/2015	$15.92073	$15.38936	451,818
01/01/2016 to 12/31/2016	$15.38936	$16.17127	406,031
01/01/2017 to 12/31/2017	$16.17127	$19.64715	326,241
01/01/2018 to 12/31/2018	$19.64715	$17.43073	179,799

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.87655	21,546
01/01/2011 to 12/31/2011	$10.87655	$10.60683	16,039
01/01/2012 to 12/31/2012	$10.60683	$12.18265	15,026
01/01/2013 to 12/31/2013	$12.18265	$16.33812	25,096
01/01/2014 to 12/31/2014	$16.33812	$17.42381	42,704
01/01/2015 to 12/31/2015	$17.42381	$18.32835	52,175
01/01/2016 to 12/31/2016	$18.32835	$18.32462	63,822
01/01/2017 to 12/31/2017	$18.32462	$23.49795	50,000
01/01/2018 to 12/31/2018	$23.49795	$23.54466	48,053
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	1,126
01/01/2013 to 12/31/2013	$10.18715	$13.44187	9,283
01/01/2014 to 12/31/2014	$13.44187	$14.53393	22,338
01/01/2015 to 12/31/2015	$14.53393	$14.15468	43,169
01/01/2016 to 12/31/2016	$14.15468	$15.75350	117,840
01/01/2017 to 12/31/2017	$15.75350	$18.13481	127,578
01/01/2018 to 12/31/2018	$18.13481	$15.98283	89,866
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99098	$11.24020	88,173
01/01/2011 to 12/31/2011	$11.24020	$10.75300	39,643
01/01/2012 to 12/31/2012	$10.75300	$12.35515	43,985
01/01/2013 to 12/31/2013	$12.35515	$17.21196	80,413
01/01/2014 to 12/31/2014	$17.21196	$19.29110	99,192
01/01/2015 to 12/31/2015	$19.29110	$17.85778	104,901
01/01/2016 to 12/31/2016	$17.85778	$20.71307	130,972
01/01/2017 to 12/31/2017	$20.71307	$23.12258	117,235
01/01/2018 to 12/31/2018	$23.12258	$18.95129	82,028
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	28,359
01/01/2013 to 12/31/2013	$10.30591	$12.02243	1,907,114
01/01/2014 to 12/31/2014	$12.02243	$12.40002	3,978,103
01/01/2015 to 12/31/2015	$12.40002	$12.01335	4,507,387
01/01/2016 to 12/31/2016	$12.01335	$12.29506	4,159,696
01/01/2017 to 12/31/2017	$12.29506	$14.05136	3,939,746
01/01/2018 to 12/31/2018	$14.05136	$12.64242	2,732,494
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93890	$11.68109	125,799
01/01/2011 to 12/31/2011	$11.68109	$9.13642	93,538
01/01/2012 to 12/31/2012	$9.13642	$10.56957	72,153
01/01/2013 to 12/31/2013	$10.56957	$10.39181	62,578
01/01/2014 to 12/31/2014	$10.39181	$9.71685	70,034
01/01/2015 to 12/31/2015	$9.71685	$7.93770	76,983
01/01/2016 to 12/31/2016	$7.93770	$8.74987	76,309
01/01/2017 to 12/31/2017	$8.74987	$10.84837	90,354
01/01/2018 to 12/31/2018	$10.84837	$9.14636	81,928
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98939	$10.60245	1,432,400
01/01/2011 to 12/31/2011	$10.60245	$10.50489	991,928
01/01/2012 to 12/31/2012	$10.50489	$11.37415	925,134
01/01/2013 to 12/31/2013	$11.37415	$12.18605	5,008,009
01/01/2014 to 12/31/2014	$12.18605	$12.64490	7,833,430
01/01/2015 to 12/31/2015	$12.64490	$12.42241	9,017,998
01/01/2016 to 12/31/2016	$12.42241	$12.86037	9,810,361
01/01/2017 to 12/31/2017	$12.86037	$13.89478	10,838,767
01/01/2018 to 12/31/2018	$13.89478	$13.24226	8,545,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	323
01/01/2012 to 12/31/2012	$10.06623	$10.57685	7,304
01/01/2013 to 12/31/2013	$10.57685	$10.13596	4,421
01/01/2014 to 12/31/2014	$10.13596	$10.54611	91,583
01/01/2015 to 12/31/2015	$10.54611	$10.31799	138,140
01/01/2016 to 12/31/2016	$10.31799	$10.54843	158,820
01/01/2017 to 12/31/2017	$10.54843	$10.93540	168,242
01/01/2018 to 12/31/2018	$10.93540	$10.63925	144,748
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96342	$11.51434	1,278,203
01/01/2011 to 12/31/2011	$11.51434	$10.59391	772,577
01/01/2012 to 12/31/2012	$10.59391	$11.73515	667,450
01/01/2013 to 12/31/2013	$11.73515	$13.47231	5,879,061
01/01/2014 to 12/31/2014	$13.47231	$14.43197	11,757,540
01/01/2015 to 12/31/2015	$14.43197	$14.07110	16,852,844
01/01/2016 to 12/31/2016	$14.07110	$15.19778	17,498,478
01/01/2017 to 12/31/2017	$15.19778	$17.30972	31,457,435
01/01/2018 to 12/31/2018	$17.30972	$15.68936	22,690,159
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.89657	6,786
01/01/2011 to 12/31/2011	$10.89657	$11.05948	6,535
01/01/2012 to 12/31/2012	$11.05948	$12.88919	8,877
01/01/2013 to 12/31/2013	$12.88919	$16.74464	19,778
01/01/2014 to 12/31/2014	$16.74464	$19.25416	40,571
01/01/2015 to 12/31/2015	$19.25416	$19.46992	47,130
01/01/2016 to 12/31/2016	$19.46992	$21.93650	69,351
01/01/2017 to 12/31/2017	$21.93650	$26.30946	92,093
01/01/2018 to 12/31/2018	$26.30946	$23.68633	51,392
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	0
01/01/2012 to 12/31/2012	$8.88478	$9.86246	0
01/01/2013 to 12/31/2013	$9.86246	$11.84221	3,509,142
01/01/2014 to 12/31/2014	$11.84221	$12.37240	11,703,989
01/01/2015 to 12/31/2015	$12.37240	$12.15561	18,794,089
01/01/2016 to 12/31/2016	$12.15561	$12.67909	21,465,381
01/01/2017 to 12/31/2017	$12.67909	$14.70144	20,798,163
01/01/2018 to 12/31/2018	$14.70144	$13.47923	18,854,063
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98748	$10.79117	1,096,364
01/01/2011 to 12/31/2011	$10.79117	$10.39420	748,467
01/01/2012 to 12/31/2012	$10.39420	$11.24487	622,521
01/01/2013 to 12/31/2013	$11.24487	$12.40346	5,381,115
01/01/2014 to 12/31/2014	$12.40346	$12.79317	9,569,238
01/01/2015 to 12/31/2015	$12.79317	$12.52933	19,382,980
01/01/2016 to 12/31/2016	$12.52933	$12.88360	17,962,369
01/01/2017 to 12/31/2017	$12.88360	$14.69123	17,223,934
01/01/2018 to 12/31/2018	$14.69123	$13.27175	12,262,557

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97176	$12.16375	32,883
01/01/2011 to 12/31/2011	$12.16375	$10.36831	33,018
01/01/2012 to 12/31/2012	$10.36831	$12.21274	32,222
01/01/2013 to 12/31/2013	$12.21274	$16.87039	56,949
01/01/2014 to 12/31/2014	$16.87039	$17.36748	69,353
01/01/2015 to 12/31/2015	$17.36748	$17.26490	74,508
01/01/2016 to 12/31/2016	$17.26490	$18.24165	68,572
01/01/2017 to 12/31/2017	$18.24165	$22.85160	54,604
01/01/2018 to 12/31/2018	$22.85160	$19.98435	40,362
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96081	$12.62411	53,267
01/01/2011 to 12/31/2011	$12.62411	$12.26334	20,846
01/01/2012 to 12/31/2012	$12.26334	$13.49477	18,386
01/01/2013 to 12/31/2013	$13.49477	$17.89491	30,018
01/01/2014 to 12/31/2014	$17.89491	$18.22541	46,483
01/01/2015 to 12/31/2015	$18.22541	$18.01957	49,002
01/01/2016 to 12/31/2016	$18.01957	$19.81286	56,379
01/01/2017 to 12/31/2017	$19.81286	$24.08619	53,837
01/01/2018 to 12/31/2018	$24.08619	$21.64045	50,584
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96424	$11.47308	25,149
01/01/2011 to 12/31/2011	$11.47308	$10.58275	10,148
01/01/2012 to 12/31/2012	$10.58275	$12.26676	10,038
01/01/2013 to 12/31/2013	$12.26676	$16.53459	38,011
01/01/2014 to 12/31/2014	$16.53459	$17.07496	56,342
01/01/2015 to 12/31/2015	$17.07496	$16.02859	50,330
01/01/2016 to 12/31/2016	$16.02859	$20.31700	48,454
01/01/2017 to 12/31/2017	$20.31700	$21.39649	46,860
01/01/2018 to 12/31/2018	$21.39649	$17.40398	27,393
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99212	$10.69858	2,173,184
01/01/2011 to 12/31/2011	$10.69858	$10.70386	1,649,416
01/01/2012 to 12/31/2012	$10.70386	$11.91749	1,550,574
01/01/2013 to 12/31/2013	$11.91749	$13.65914	12,303,020
01/01/2014 to 12/31/2014	$13.65914	$14.18744	21,838,735
01/01/2015 to 12/31/2015	$14.18744	$13.92374	36,665,669
01/01/2016 to 12/31/2016	$13.92374	$14.69039	35,570,183
01/01/2017 to 12/31/2017	$14.69039	$16.63259	34,123,942
01/01/2018 to 12/31/2018	$16.63259	$15.44574	26,142,000
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97100	$11.14285	162,524
01/01/2011 to 12/31/2011	$11.14285	$10.74611	91,715
01/01/2012 to 12/31/2012	$10.74611	$12.39520	90,187
01/01/2013 to 12/31/2013	$12.39520	$17.51339	259,370
01/01/2014 to 12/31/2014	$17.51339	$18.61447	370,178
01/01/2015 to 12/31/2015	$18.61447	$20.01090	443,158
01/01/2016 to 12/31/2016	$20.01090	$20.16122	427,680
01/01/2017 to 12/31/2017	$20.16122	$27.27281	342,329
01/01/2018 to 12/31/2018	$27.27281	$27.78620	249,977

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98603	$10.67390	5,563
01/01/2011 to 12/31/2011	$10.67390	$10.41987	14,861
01/01/2012 to 12/31/2012	$10.41987	$11.59143	13,028
01/01/2013 to 12/31/2013	$11.59143	$15.30911	41,180
01/01/2014 to 12/31/2014	$15.30911	$15.25228	55,347
01/01/2015 to 12/31/2015	$15.25228	$14.05521	51,357
01/01/2016 to 12/31/2016	$14.05521	$14.63380	51,109
01/01/2017 to 12/31/2017	$14.63380	$16.73292	51,120
01/01/2018 to 12/31/2018	$16.73292	$14.81941	50,512
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85968	$11.48283	104,628
01/01/2011 to 12/31/2011	$11.48283	$9.58441	70,966
01/01/2012 to 12/31/2012	$9.58441	$9.74218	60,255
01/01/2013 to 12/31/2013	$9.74218	$11.02705	81,898
01/01/2014 to 12/31/2014	$11.02705	$9.91307	141,205
01/01/2015 to 12/31/2015	$9.91307	$7.85235	181,903
01/01/2016 to 12/31/2016	$7.85235	$9.59967	212,003
01/01/2017 to 12/31/2017	$9.59967	$10.38845	192,761
01/01/2018 to 12/31/2018	$10.38845	$8.49293	137,144
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98011	$10.31689	62,111
01/01/2011 to 12/31/2011	$10.31689	$10.53864	46,810
01/01/2012 to 12/31/2012	$10.53864	$10.87844	51,209
01/01/2013 to 12/31/2013	$10.87844	$10.27131	45,669
01/01/2014 to 12/31/2014	$10.27131	$10.13234	65,700
01/01/2015 to 12/31/2015	$10.13234	$9.48072	82,676
01/01/2016 to 12/31/2016	$9.48072	$9.70623	82,299
01/01/2017 to 12/31/2017	$9.70623	$9.71675	84,497
01/01/2018 to 12/31/2018	$9.71675	$9.72168	68,752
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98869	$11.50772	20,020
01/01/2011 to 12/31/2011	$11.50772	$10.89980	16,806
01/01/2012 to 12/31/2012	$10.89980	$12.66098	16,319
01/01/2013 to 12/31/2013	$12.66098	$16.44666	28,518
01/01/2014 to 12/31/2014	$16.44666	$18.54936	35,257
01/01/2015 to 12/31/2015	$18.54936	$16.99439	47,179
01/01/2016 to 12/31/2016	$16.99439	$19.00556	50,563
01/01/2017 to 12/31/2017	$19.00556	$22.10058	43,913
01/01/2018 to 12/31/2018	$22.10058	$18.09571	29,576
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.82229	10,192
01/01/2012 to 12/31/2012	$8.82229	$9.60719	16,793
01/01/2013 to 12/31/2013	$9.60719	$11.35710	5,038,493
01/01/2014 to 12/31/2014	$11.35710	$11.75460	11,517,026
01/01/2015 to 12/31/2015	$11.75460	$11.45826	12,739,678
01/01/2016 to 12/31/2016	$11.45826	$11.97442	11,664,478
01/01/2017 to 12/31/2017	$11.97442	$13.34439	10,869,918
01/01/2018 to 12/31/2018	$13.34439	$12.43534	7,853,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.40601	118,667
01/01/2011 to 12/31/2011	$10.40601	$10.82363	73,141
01/01/2012 to 12/31/2012	$10.82363	$11.45149	67,430
01/01/2013 to 12/31/2013	$11.45149	$11.06625	290,714
01/01/2014 to 12/31/2014	$11.06625	$11.63736	497,106
01/01/2015 to 12/31/2015	$11.63736	$11.55742	447,303
01/01/2016 to 12/31/2016	$11.55742	$11.92225	502,606
01/01/2017 to 12/31/2017	$11.92225	$12.43412	465,584
01/01/2018 to 12/31/2018	$12.43412	$11.92046	440,727
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	5,516,405
01/01/2011 to 12/31/2011	$10.78127	$10.27449	7,930,280
01/01/2012 to 12/31/2012	$10.27449	$11.32236	11,077,684
01/01/2013 to 12/31/2013	$11.32236	$12.19011	10,523,493
01/01/2014 to 12/31/2014	$12.19011	$12.38986	9,625,080
01/01/2015 to 12/31/2015	$12.38986	$11.73914	7,485,336
01/01/2016 to 12/31/2016	$11.73914	$12.22137	6,657,645
01/01/2017 to 12/31/2017	$12.22137	$13.47124	6,613,492
01/01/2018 to 12/31/2018	$13.47124	$12.11393	4,605,579
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	3,887,085
01/01/2011 to 12/31/2011	$10.88690	$10.67064	7,536,489
01/01/2012 to 12/31/2012	$10.67064	$11.87203	13,895,266
01/01/2013 to 12/31/2013	$11.87203	$13.54713	14,169,565
01/01/2014 to 12/31/2014	$13.54713	$14.07267	13,538,746
01/01/2015 to 12/31/2015	$14.07267	$13.88783	12,198,105
01/01/2016 to 12/31/2016	$13.88783	$14.56311	11,308,232
01/01/2017 to 12/31/2017	$14.56311	$16.67151	10,544,373
01/01/2018 to 12/31/2018	$16.67151	$15.35892	8,961,668
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	6,122,070
01/01/2011 to 12/31/2011	$10.73966	$10.38658	11,643,017
01/01/2012 to 12/31/2012	$10.38658	$11.43662	18,171,064
01/01/2013 to 12/31/2013	$11.43662	$13.17247	18,699,184
01/01/2014 to 12/31/2014	$13.17247	$13.73688	17,790,247
01/01/2015 to 12/31/2015	$13.73688	$13.51240	16,519,233
01/01/2016 to 12/31/2016	$13.51240	$14.06251	15,092,781
01/01/2017 to 12/31/2017	$14.06251	$15.82021	13,917,887
01/01/2018 to 12/31/2018	$15.82021	$14.72202	11,978,545
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	2,250,990
01/01/2012 to 12/31/2012	$9.13879	$10.01086	5,203,950
01/01/2013 to 12/31/2013	$10.01086	$10.86430	5,355,492
01/01/2014 to 12/31/2014	$10.86430	$11.15680	5,070,743
01/01/2015 to 12/31/2015	$11.15680	$10.59478	4,683,923
01/01/2016 to 12/31/2016	$10.59478	$11.09480	4,263,071
01/01/2017 to 12/31/2017	$11.09480	$12.23238	4,081,605
01/01/2018 to 12/31/2018	$12.23238	$11.34201	3,349,903
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	258,212
01/01/2011 to 12/31/2011	$10.06943	$10.07987	444,733
01/01/2012 to 12/31/2012	$10.07987	$10.33107	864,280
01/01/2013 to 12/31/2013	$10.33107	$9.89418	887,249
01/01/2014 to 12/31/2014	$9.89418	$9.67708	855,438
01/01/2015 to 12/31/2015	$9.67708	$9.51958	733,064
01/01/2016 to 12/31/2016	$9.51958	$9.47295	756,468
01/01/2017 to 12/31/2017	$9.47295	$9.43279	742,396
01/01/2018 to 12/31/2018	$9.43279	$9.30250	548,402

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	3,522,143
01/01/2011 to 12/31/2011	$10.34172	$10.44670	5,705,528
01/01/2012 to 12/31/2012	$10.44670	$11.18028	9,414,126
01/01/2013 to 12/31/2013	$11.18028	$10.74438	9,411,995
01/01/2014 to 12/31/2014	$10.74438	$10.96377	8,213,489
01/01/2015 to 12/31/2015	$10.96377	$10.50721	7,210,435
01/01/2016 to 12/31/2016	$10.50721	$10.72204	6,898,896
01/01/2017 to 12/31/2017	$10.72204	$10.95529	6,992,498
01/01/2018 to 12/31/2018	$10.95529	$10.65326	5,566,956
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	5,226,833
01/01/2011 to 12/31/2011	$10.82029	$10.33635	7,593,614
01/01/2012 to 12/31/2012	$10.33635	$11.50768	11,785,115
01/01/2013 to 12/31/2013	$11.50768	$13.82131	13,677,902
01/01/2014 to 12/31/2014	$13.82131	$14.47761	13,579,516
01/01/2015 to 12/31/2015	$14.47761	$14.24918	12,749,908
01/01/2016 to 12/31/2016	$14.24918	$14.90433	12,003,740
01/01/2017 to 12/31/2017	$14.90433	$17.20269	11,804,840
01/01/2018 to 12/31/2018	$17.20269	$15.79233	9,968,901
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	34,276
01/01/2014 to 12/31/2014	$11.61742	$12.92135	120,929
01/01/2015 to 12/31/2015	$12.92135	$12.19819	216,391
01/01/2016 to 12/31/2016	$12.19819	$13.72148	283,169
01/01/2017 to 12/31/2017	$13.72148	$15.90644	303,812
01/01/2018 to 12/31/2018	$15.90644	$14.82847	249,038
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	148,869
01/01/2011 to 12/31/2011	$11.77181	$12.28453	287,342
01/01/2012 to 12/31/2012	$12.28453	$13.87195	637,193
01/01/2013 to 12/31/2013	$13.87195	$14.00615	695,083
01/01/2014 to 12/31/2014	$14.00615	$17.95101	590,923
01/01/2015 to 12/31/2015	$17.95101	$18.42533	529,969
01/01/2016 to 12/31/2016	$18.42533	$18.90802	485,470
01/01/2017 to 12/31/2017	$18.90802	$19.66812	461,635
01/01/2018 to 12/31/2018	$19.66812	$18.33739	333,568
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	3,040,603
01/01/2011 to 12/31/2011	$11.00198	$10.60927	5,374,961
01/01/2012 to 12/31/2012	$10.60927	$11.49073	9,010,294
01/01/2013 to 12/31/2013	$11.49073	$12.90995	9,037,919
01/01/2014 to 12/31/2014	$12.90995	$13.03710	8,381,745
01/01/2015 to 12/31/2015	$13.03710	$12.88970	7,658,849
01/01/2016 to 12/31/2016	$12.88970	$13.15637	7,087,521
01/01/2017 to 12/31/2017	$13.15637	$15.00254	6,794,577
01/01/2018 to 12/31/2018	$15.00254	$13.54839	5,628,931

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	122,752
01/01/2011 to 12/31/2011	$11.53165	$10.72094	190,352
01/01/2012 to 12/31/2012	$10.72094	$13.30873	520,200
01/01/2013 to 12/31/2013	$13.30873	$13.59570	441,221
01/01/2014 to 12/31/2014	$13.59570	$15.16355	413,940
01/01/2015 to 12/31/2015	$15.16355	$14.83180	340,933
01/01/2016 to 12/31/2016	$14.83180	$14.65107	259,997
01/01/2017 to 12/31/2017	$14.65107	$15.90570	254,108
01/01/2018 to 12/31/2018	$15.90570	$14.83656	186,929
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99150	$10.75256	186,236
01/01/2011 to 12/31/2011	$10.75256	$9.94608	358,920
01/01/2012 to 12/31/2012	$9.94608	$11.65181	475,228
01/01/2013 to 12/31/2013	$11.65181	$15.23345	519,571
01/01/2014 to 12/31/2014	$15.23345	$16.87205	534,720
01/01/2015 to 12/31/2015	$16.87205	$15.75437	1,176,820
01/01/2016 to 12/31/2016	$15.75437	$17.20445	1,040,564
01/01/2017 to 12/31/2017	$17.20445	$18.48583	1,125,468
01/01/2018 to 12/31/2018	$18.48583	$16.55238	849,135
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	352,049
01/01/2011 to 12/31/2011	$11.40273	$10.83119	496,956
01/01/2012 to 12/31/2012	$10.83119	$12.68323	836,897
01/01/2013 to 12/31/2013	$12.68323	$16.41409	857,598
01/01/2014 to 12/31/2014	$16.41409	$17.92176	770,824
01/01/2015 to 12/31/2015	$17.92176	$16.54789	1,378,929
01/01/2016 to 12/31/2016	$16.54789	$16.46765	1,308,923
01/01/2017 to 12/31/2017	$16.46765	$20.49067	1,139,274
01/01/2018 to 12/31/2018	$20.49067	$19.18568	936,737
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	2,546,265
01/01/2011 to 12/31/2011	$10.68940	$10.41222	4,103,365
01/01/2012 to 12/31/2012	$10.41222	$11.22580	6,407,141
01/01/2013 to 12/31/2013	$11.22580	$12.06932	6,447,232
01/01/2014 to 12/31/2014	$12.06932	$12.29341	5,849,519
01/01/2015 to 12/31/2015	$12.29341	$11.92573	4,782,241
01/01/2016 to 12/31/2016	$11.92573	$12.28947	4,290,001
01/01/2017 to 12/31/2017	$12.28947	$13.51005	4,372,627
01/01/2018 to 12/31/2018	$13.51005	$12.29132	3,135,305
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	259,896
01/01/2011 to 12/31/2011	$11.47751	$11.38312	365,908
01/01/2012 to 12/31/2012	$11.38312	$12.89210	687,005
01/01/2013 to 12/31/2013	$12.89210	$17.52034	754,500
01/01/2014 to 12/31/2014	$17.52034	$18.38705	760,935
01/01/2015 to 12/31/2015	$18.38705	$17.01185	666,868
01/01/2016 to 12/31/2016	$17.01185	$20.70469	578,584
01/01/2017 to 12/31/2017	$20.70469	$22.74177	571,317
01/01/2018 to 12/31/2018	$22.74177	$19.13040	444,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	432,404
01/01/2011 to 12/31/2011	$9.83210	$9.62805	976,585
01/01/2012 to 12/31/2012	$9.62805	$9.42621	856,782
01/01/2013 to 12/31/2013	$9.42621	$9.22821	641,576
01/01/2014 to 12/31/2014	$9.22821	$9.03434	566,785
01/01/2015 to 12/31/2015	$9.03434	$8.84463	698,243
01/01/2016 to 12/31/2016	$8.84463	$8.65942	592,139
01/01/2017 to 12/31/2017	$8.65942	$8.50697	420,122
01/01/2018 to 12/31/2018	$8.50697	$8.43563	368,897
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	196,063
01/01/2011 to 12/31/2011	$10.75077	$10.85949	414,596
01/01/2012 to 12/31/2012	$10.85949	$12.10603	940,570
01/01/2013 to 12/31/2013	$12.10603	$12.70285	764,877
01/01/2014 to 12/31/2014	$12.70285	$12.75411	710,577
01/01/2015 to 12/31/2015	$12.75411	$12.04126	602,225
01/01/2016 to 12/31/2016	$12.04126	$13.60403	544,746
01/01/2017 to 12/31/2017	$13.60403	$14.31431	536,369
01/01/2018 to 12/31/2018	$14.31431	$13.73367	400,616
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	86,158
01/01/2011 to 12/31/2011	$10.60710	$9.95015	114,797
01/01/2012 to 12/31/2012	$9.95015	$11.38581	182,558
01/01/2013 to 12/31/2013	$11.38581	$15.59005	286,238
01/01/2014 to 12/31/2014	$15.59005	$17.36079	338,509
01/01/2015 to 12/31/2015	$17.36079	$15.66437	332,725
01/01/2016 to 12/31/2016	$15.66437	$18.38597	269,085
01/01/2017 to 12/31/2017	$18.38597	$21.45578	260,626
01/01/2018 to 12/31/2018	$21.45578	$18.03031	230,662
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	120,209
01/01/2011 to 12/31/2011	$11.24449	$9.58589	187,387
01/01/2012 to 12/31/2012	$9.58589	$11.29559	297,821
01/01/2013 to 12/31/2013	$11.29559	$13.16577	288,766
01/01/2014 to 12/31/2014	$13.16577	$12.17716	295,040
01/01/2015 to 12/31/2015	$12.17716	$12.29675	284,441
01/01/2016 to 12/31/2016	$12.29675	$11.58431	249,759
01/01/2017 to 12/31/2017	$11.58431	$15.35957	248,199
01/01/2018 to 12/31/2018	$15.35957	$13.03078	273,779
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	128,205
01/01/2011 to 12/31/2011	$10.78368	$9.23249	198,630
01/01/2012 to 12/31/2012	$9.23249	$10.54563	279,772
01/01/2013 to 12/31/2013	$10.54563	$12.33410	307,502
01/01/2014 to 12/31/2014	$12.33410	$11.26549	290,198
01/01/2015 to 12/31/2015	$11.26549	$11.11906	284,240
01/01/2016 to 12/31/2016	$11.11906	$10.94929	266,840
01/01/2017 to 12/31/2017	$10.94929	$13.16563	231,803
01/01/2018 to 12/31/2018	$13.16563	$10.80802	193,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	161
01/01/2011 to 12/31/2011	$10.58844	$11.65657	28,245,185
01/01/2012 to 12/31/2012	$11.65657	$12.48437	12,185,297
01/01/2013 to 12/31/2013	$12.48437	$11.83322	2,586,723
01/01/2014 to 12/31/2014	$11.83322	$12.36430	3,220,720
01/01/2015 to 12/31/2015	$12.36430	$12.24661	11,855,244
01/01/2016 to 12/31/2016	$12.24661	$12.49409	12,647,205
01/01/2017 to 12/31/2017	$12.49409	$12.75993	5,679,633
01/01/2018 to 12/31/2018	$12.75993	$12.45717	21,385,132
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	2,174,610
01/01/2011 to 12/31/2011	$10.86001	$10.57177	3,640,539
01/01/2012 to 12/31/2012	$10.57177	$11.75519	6,361,180
01/01/2013 to 12/31/2013	$11.75519	$13.38210	6,280,168
01/01/2014 to 12/31/2014	$13.38210	$13.93493	5,980,304
01/01/2015 to 12/31/2015	$13.93493	$13.49945	5,268,824
01/01/2016 to 12/31/2016	$13.49945	$13.90612	4,706,004
01/01/2017 to 12/31/2017	$13.90612	$15.92331	4,506,158
01/01/2018 to 12/31/2018	$15.92331	$14.43807	3,576,352
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	312,059
01/01/2011 to 12/31/2011	$10.54608	$9.38012	471,899
01/01/2012 to 12/31/2012	$9.38012	$11.19486	754,667
01/01/2013 to 12/31/2013	$11.19486	$12.64339	834,403
01/01/2014 to 12/31/2014	$12.64339	$11.58999	865,385
01/01/2015 to 12/31/2015	$11.58999	$11.02943	754,096
01/01/2016 to 12/31/2016	$11.02943	$11.00699	732,940
01/01/2017 to 12/31/2017	$11.00699	$13.96977	760,676
01/01/2018 to 12/31/2018	$13.96977	$11.28582	614,270
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	1,900,708
01/01/2011 to 12/31/2011	$10.57605	$10.37847	3,919,930
01/01/2012 to 12/31/2012	$10.37847	$11.24938	6,213,028
01/01/2013 to 12/31/2013	$11.24938	$12.22821	6,104,537
01/01/2014 to 12/31/2014	$12.22821	$12.62374	5,567,461
01/01/2015 to 12/31/2015	$12.62374	$12.33605	4,924,098
01/01/2016 to 12/31/2016	$12.33605	$12.54118	4,480,898
01/01/2017 to 12/31/2017	$12.54118	$13.76941	4,137,229
01/01/2018 to 12/31/2018	$13.76941	$12.78772	3,244,160
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	87,860
01/01/2011 to 12/31/2011	$10.76470	$10.60883	166,469
01/01/2012 to 12/31/2012	$10.60883	$11.96308	366,380
01/01/2013 to 12/31/2013	$11.96308	$15.98615	359,521
01/01/2014 to 12/31/2014	$15.98615	$17.13785	364,972
01/01/2015 to 12/31/2015	$17.13785	$18.56219	390,119
01/01/2016 to 12/31/2016	$18.56219	$17.90707	365,110
01/01/2017 to 12/31/2017	$17.90707	$23.81386	368,003
01/01/2018 to 12/31/2018	$23.81386	$22.93529	322,193

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	189,485
01/01/2011 to 12/31/2011	$11.29330	$10.95551	336,887
01/01/2012 to 12/31/2012	$10.95551	$12.04063	653,350
01/01/2013 to 12/31/2013	$12.04063	$16.10352	577,122
01/01/2014 to 12/31/2014	$16.10352	$17.43484	900,638
01/01/2015 to 12/31/2015	$17.43484	$18.78781	698,619
01/01/2016 to 12/31/2016	$18.78781	$19.41983	659,126
01/01/2017 to 12/31/2017	$19.41983	$25.28556	587,964
01/01/2018 to 12/31/2018	$25.28556	$24.08630	446,688
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	313,949
01/01/2011 to 12/31/2011	$10.88308	$10.32113	453,670
01/01/2012 to 12/31/2012	$10.32113	$12.43595	818,069
01/01/2013 to 12/31/2013	$12.43595	$15.53932	924,018
01/01/2014 to 12/31/2014	$15.53932	$15.76524	893,148
01/01/2015 to 12/31/2015	$15.76524	$15.20794	811,824
01/01/2016 to 12/31/2016	$15.20794	$15.94814	766,672
01/01/2017 to 12/31/2017	$15.94814	$19.33665	694,836
01/01/2018 to 12/31/2018	$19.33665	$17.12009	543,668
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	69,804
01/01/2011 to 12/31/2011	$10.85871	$10.56782	101,083
01/01/2012 to 12/31/2012	$10.56782	$12.11316	249,054
01/01/2013 to 12/31/2013	$12.11316	$16.21185	263,789
01/01/2014 to 12/31/2014	$16.21185	$17.25380	286,582
01/01/2015 to 12/31/2015	$17.25380	$18.11252	198,780
01/01/2016 to 12/31/2016	$18.11252	$18.07191	191,987
01/01/2017 to 12/31/2017	$18.07191	$23.12682	179,148
01/01/2018 to 12/31/2018	$23.12682	$23.12527	174,478
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	487
01/01/2013 to 12/31/2013	$10.17946	$13.40436	30,115
01/01/2014 to 12/31/2014	$13.40436	$14.46368	66,282
01/01/2015 to 12/31/2015	$14.46368	$14.05744	124,089
01/01/2016 to 12/31/2016	$14.05744	$15.61340	198,007
01/01/2017 to 12/31/2017	$15.61340	$17.93707	273,196
01/01/2018 to 12/31/2018	$17.93707	$15.77605	191,046
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	182,245
01/01/2011 to 12/31/2011	$11.22185	$10.71360	279,795
01/01/2012 to 12/31/2012	$10.71360	$12.28480	466,088
01/01/2013 to 12/31/2013	$12.28480	$17.07924	611,307
01/01/2014 to 12/31/2014	$17.07924	$19.10337	646,008
01/01/2015 to 12/31/2015	$19.10337	$17.64787	610,672
01/01/2016 to 12/31/2016	$17.64787	$20.42786	634,200
01/01/2017 to 12/31/2017	$20.42786	$22.75780	593,925
01/01/2018 to 12/31/2018	$22.75780	$18.61396	442,842
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	895,325
01/01/2013 to 12/31/2013	$10.29169	$11.98140	1,114,810
01/01/2014 to 12/31/2014	$11.98140	$12.33254	1,170,124
01/01/2015 to 12/31/2015	$12.33254	$11.92365	1,004,244
01/01/2016 to 12/31/2016	$11.92365	$12.17840	910,753
01/01/2017 to 12/31/2017	$12.17840	$13.88984	910,757
01/01/2018 to 12/31/2018	$13.88984	$12.47141	738,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	476,936
01/01/2011 to 12/31/2011	$11.66195	$9.10284	664,092
01/01/2012 to 12/31/2012	$9.10284	$10.50918	1,181,912
01/01/2013 to 12/31/2013	$10.50918	$10.31145	1,168,271
01/01/2014 to 12/31/2014	$10.31145	$9.62209	1,032,136
01/01/2015 to 12/31/2015	$9.62209	$7.84425	931,152
01/01/2016 to 12/31/2016	$7.84425	$8.62930	840,971
01/01/2017 to 12/31/2017	$8.62930	$10.67714	878,413
01/01/2018 to 12/31/2018	$10.67714	$8.98352	744,679
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	4,586,837
01/01/2011 to 12/31/2011	$10.58499	$10.46635	10,310,852
01/01/2012 to 12/31/2012	$10.46635	$11.30921	16,150,559
01/01/2013 to 12/31/2013	$11.30921	$12.09170	15,260,664
01/01/2014 to 12/31/2014	$12.09170	$12.52144	14,101,630
01/01/2015 to 12/31/2015	$12.52144	$12.27605	12,732,885
01/01/2016 to 12/31/2016	$12.27605	$12.68287	11,691,694
01/01/2017 to 12/31/2017	$12.68287	$13.67509	10,989,323
01/01/2018 to 12/31/2018	$13.67509	$13.00614	9,206,580
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	48,356
01/01/2012 to 12/31/2012	$10.06267	$10.55146	348,835
01/01/2013 to 12/31/2013	$10.55146	$10.09089	425,576
01/01/2014 to 12/31/2014	$10.09089	$10.47775	498,444
01/01/2015 to 12/31/2015	$10.47775	$10.23026	624,104
01/01/2016 to 12/31/2016	$10.23026	$10.43751	574,988
01/01/2017 to 12/31/2017	$10.43751	$10.79838	582,280
01/01/2018 to 12/31/2018	$10.79838	$10.48440	583,620
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	3,712,117
01/01/2011 to 12/31/2011	$11.49547	$10.55499	5,954,130
01/01/2012 to 12/31/2012	$10.55499	$11.66811	10,641,823
01/01/2013 to 12/31/2013	$11.66811	$13.36799	11,234,481
01/01/2014 to 12/31/2014	$13.36799	$14.29091	11,027,596
01/01/2015 to 12/31/2015	$14.29091	$13.90511	18,528,500
01/01/2016 to 12/31/2016	$13.90511	$14.98807	17,001,349
01/01/2017 to 12/31/2017	$14.98807	$17.03621	26,046,854
01/01/2018 to 12/31/2018	$17.03621	$15.40978	20,008,167
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	60,348
01/01/2011 to 12/31/2011	$10.87869	$11.01886	118,986
01/01/2012 to 12/31/2012	$11.01886	$12.81560	223,207
01/01/2013 to 12/31/2013	$12.81560	$16.61507	238,283
01/01/2014 to 12/31/2014	$16.61507	$19.06605	315,106
01/01/2015 to 12/31/2015	$19.06605	$19.24041	327,003
01/01/2016 to 12/31/2016	$19.24041	$21.63385	298,638
01/01/2017 to 12/31/2017	$21.63385	$25.89381	286,427
01/01/2018 to 12/31/2018	$25.89381	$23.26422	235,218

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	3,202,539
01/01/2011 to 12/31/2011	$10.77337	$10.35589	6,297,134
01/01/2012 to 12/31/2012	$10.35589	$11.18047	11,013,705
01/01/2013 to 12/31/2013	$11.18047	$12.30719	11,015,991
01/01/2014 to 12/31/2014	$12.30719	$12.66800	10,238,199
01/01/2015 to 12/31/2015	$12.66800	$12.38138	9,740,122
01/01/2016 to 12/31/2016	$12.38138	$12.70553	8,734,440
01/01/2017 to 12/31/2017	$12.70553	$14.45873	8,379,981
01/01/2018 to 12/31/2018	$14.45873	$13.03493	6,798,568
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	134,008
01/01/2011 to 12/31/2011	$12.14387	$10.33026	272,000
01/01/2012 to 12/31/2012	$10.33026	$12.14309	472,973
01/01/2013 to 12/31/2013	$12.14309	$16.73995	485,972
01/01/2014 to 12/31/2014	$16.73995	$17.19813	441,793
01/01/2015 to 12/31/2015	$17.19813	$17.06163	393,502
01/01/2016 to 12/31/2016	$17.06163	$17.99015	341,177
01/01/2017 to 12/31/2017	$17.99015	$22.49062	292,969
01/01/2018 to 12/31/2018	$22.49062	$19.62824	234,725
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	196,458
01/01/2011 to 12/31/2011	$12.60328	$12.21817	299,003
01/01/2012 to 12/31/2012	$12.21817	$13.41755	577,925
01/01/2013 to 12/31/2013	$13.41755	$17.75618	609,853
01/01/2014 to 12/31/2014	$17.75618	$18.04719	496,075
01/01/2015 to 12/31/2015	$18.04719	$17.80700	436,884
01/01/2016 to 12/31/2016	$17.80700	$19.53933	416,555
01/01/2017 to 12/31/2017	$19.53933	$23.70528	393,111
01/01/2018 to 12/31/2018	$23.70528	$21.25441	341,756
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	105,127
01/01/2011 to 12/31/2011	$11.45416	$10.54377	159,251
01/01/2012 to 12/31/2012	$10.54377	$12.19664	281,664
01/01/2013 to 12/31/2013	$12.19664	$16.40654	310,561
01/01/2014 to 12/31/2014	$16.40654	$16.90814	275,770
01/01/2015 to 12/31/2015	$16.90814	$15.83959	223,450
01/01/2016 to 12/31/2016	$15.83959	$20.03660	242,821
01/01/2017 to 12/31/2017	$20.03660	$21.05817	245,215
01/01/2018 to 12/31/2018	$21.05817	$17.09362	157,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	4,889,068
01/01/2011 to 12/31/2011	$10.68099	$10.66444	10,210,336
01/01/2012 to 12/31/2012	$10.66444	$11.84920	20,138,252
01/01/2013 to 12/31/2013	$11.84920	$13.55300	20,387,641
01/01/2014 to 12/31/2014	$13.55300	$14.04852	19,676,026
01/01/2015 to 12/31/2015	$14.04852	$13.75930	23,116,289
01/01/2016 to 12/31/2016	$13.75930	$14.48726	21,511,034
01/01/2017 to 12/31/2017	$14.48726	$16.36920	19,801,328
01/01/2018 to 12/31/2018	$16.36920	$15.16999	16,869,578
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	438,944
01/01/2011 to 12/31/2011	$11.12457	$10.70663	741,977
01/01/2012 to 12/31/2012	$10.70663	$12.32438	1,368,551
01/01/2013 to 12/31/2013	$12.32438	$17.37774	1,413,534
01/01/2014 to 12/31/2014	$17.37774	$18.43263	1,374,787
01/01/2015 to 12/31/2015	$18.43263	$19.77495	1,118,028
01/01/2016 to 12/31/2016	$19.77495	$19.88294	1,104,974
01/01/2017 to 12/31/2017	$19.88294	$26.84167	1,090,526
01/01/2018 to 12/31/2018	$26.84167	$27.29090	958,308
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	38,110
01/01/2011 to 12/31/2011	$10.65635	$10.38154	203,130
01/01/2012 to 12/31/2012	$10.38154	$11.52522	518,378
01/01/2013 to 12/31/2013	$11.52522	$15.19051	475,590
01/01/2014 to 12/31/2014	$15.19051	$15.10316	391,110
01/01/2015 to 12/31/2015	$15.10316	$13.88932	362,052
01/01/2016 to 12/31/2016	$13.88932	$14.43178	344,813
01/01/2017 to 12/31/2017	$14.43178	$16.46836	312,426
01/01/2018 to 12/31/2018	$16.46836	$14.55517	272,714
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	573,055
01/01/2011 to 12/31/2011	$11.46379	$9.54897	868,367
01/01/2012 to 12/31/2012	$9.54897	$9.68622	1,414,997
01/01/2013 to 12/31/2013	$9.68622	$10.94133	1,407,132
01/01/2014 to 12/31/2014	$10.94133	$9.81585	1,377,339
01/01/2015 to 12/31/2015	$9.81585	$7.75949	1,373,414
01/01/2016 to 12/31/2016	$7.75949	$9.46706	1,195,413
01/01/2017 to 12/31/2017	$9.46706	$10.22409	1,178,685
01/01/2018 to 12/31/2018	$10.22409	$8.34146	825,711
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	205,208
01/01/2011 to 12/31/2011	$10.29998	$10.49994	382,952
01/01/2012 to 12/31/2012	$10.49994	$10.81629	574,782
01/01/2013 to 12/31/2013	$10.81629	$10.19168	601,580
01/01/2014 to 12/31/2014	$10.19168	$10.03320	566,789
01/01/2015 to 12/31/2015	$10.03320	$9.36886	466,102
01/01/2016 to 12/31/2016	$9.36886	$9.57221	446,041
01/01/2017 to 12/31/2017	$9.57221	$9.56300	471,699
01/01/2018 to 12/31/2018	$9.56300	$9.54828	350,882

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	123,513
01/01/2011 to 12/31/2011	$11.48881	$10.85968	189,254
01/01/2012 to 12/31/2012	$10.85968	$12.58860	342,440
01/01/2013 to 12/31/2013	$12.58860	$16.31935	366,853
01/01/2014 to 12/31/2014	$16.31935	$18.36824	328,204
01/01/2015 to 12/31/2015	$18.36824	$16.79407	318,024
01/01/2016 to 12/31/2016	$16.79407	$18.74335	274,958
01/01/2017 to 12/31/2017	$18.74335	$21.75133	229,819
01/01/2018 to 12/31/2018	$21.75133	$17.77316	167,180
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	931,127
01/01/2012 to 12/31/2012	$8.81016	$9.57427	2,504,847
01/01/2013 to 12/31/2013	$9.57427	$11.29515	3,282,509
01/01/2014 to 12/31/2014	$11.29515	$11.66673	3,551,805
01/01/2015 to 12/31/2015	$11.66673	$11.34940	3,025,807
01/01/2016 to 12/31/2016	$11.34940	$11.83661	2,631,494
01/01/2017 to 12/31/2017	$11.83661	$13.16397	2,564,704
01/01/2018 to 12/31/2018	$13.16397	$12.24203	2,128,075
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	637,730
01/01/2011 to 12/31/2011	$10.38898	$10.78389	1,103,783
01/01/2012 to 12/31/2012	$10.78389	$11.38606	1,945,738
01/01/2013 to 12/31/2013	$11.38606	$10.98046	2,105,634
01/01/2014 to 12/31/2014	$10.98046	$11.52347	2,225,446
01/01/2015 to 12/31/2015	$11.52347	$11.42096	2,153,202
01/01/2016 to 12/31/2016	$11.42096	$11.75748	2,310,203
01/01/2017 to 12/31/2017	$11.75748	$12.23735	2,316,088
01/01/2018 to 12/31/2018	$12.23735	$11.70770	3,166,374
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	1,982,880
01/01/2011 to 12/31/2011	$10.76360	$10.23677	1,624,541
01/01/2012 to 12/31/2012	$10.23677	$11.25791	1,330,124
01/01/2013 to 12/31/2013	$11.25791	$12.09609	955,571
01/01/2014 to 12/31/2014	$12.09609	$12.26912	696,255
01/01/2015 to 12/31/2015	$12.26912	$11.60105	281,680
01/01/2016 to 12/31/2016	$11.60105	$12.05305	197,525
01/01/2017 to 12/31/2017	$12.05305	$13.25866	198,645
01/01/2018 to 12/31/2018	$13.25866	$11.89825	69,191
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	1,426,285
01/01/2011 to 12/31/2011	$10.86903	$10.63140	1,184,101
01/01/2012 to 12/31/2012	$10.63140	$11.80420	1,178,277
01/01/2013 to 12/31/2013	$11.80420	$13.44221	940,524
01/01/2014 to 12/31/2014	$13.44221	$13.93521	645,641
01/01/2015 to 12/31/2015	$13.93521	$13.72405	297,367
01/01/2016 to 12/31/2016	$13.72405	$14.36201	240,475
01/01/2017 to 12/31/2017	$14.36201	$16.40782	208,352
01/01/2018 to 12/31/2018	$16.40782	$15.08486	73,187
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	2,364,506
01/01/2011 to 12/31/2011	$10.72203	$10.34844	1,461,557
01/01/2012 to 12/31/2012	$10.34844	$11.37141	1,327,342
01/01/2013 to 12/31/2013	$11.37141	$13.07048	1,084,043
01/01/2014 to 12/31/2014	$13.07048	$13.60269	793,257
01/01/2015 to 12/31/2015	$13.60269	$13.35307	408,283
01/01/2016 to 12/31/2016	$13.35307	$13.86830	277,964
01/01/2017 to 12/31/2017	$13.86830	$15.56997	296,837
01/01/2018 to 12/31/2018	$15.56997	$14.45940	129,314
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	16,940
01/01/2012 to 12/31/2012	$9.12620	$9.97667	55,542
01/01/2013 to 12/31/2013	$9.97667	$10.80518	57,583
01/01/2014 to 12/31/2014	$10.80518	$11.07340	27,998
01/01/2015 to 12/31/2015	$11.07340	$10.49404	20,891
01/01/2016 to 12/31/2016	$10.49404	$10.96688	28,751
01/01/2017 to 12/31/2017	$10.96688	$12.06665	21,095
01/01/2018 to 12/31/2018	$12.06665	$11.16542	3,300
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	127,840
01/01/2011 to 12/31/2011	$10.05274	$10.04285	173,864
01/01/2012 to 12/31/2012	$10.04285	$10.27228	74,789
01/01/2013 to 12/31/2013	$10.27228	$9.81790	241,886
01/01/2014 to 12/31/2014	$9.81790	$9.58291	313,590
01/01/2015 to 12/31/2015	$9.58291	$9.40784	209,042
01/01/2016 to 12/31/2016	$9.40784	$9.34229	143,241
01/01/2017 to 12/31/2017	$9.34229	$9.28330	144,230
01/01/2018 to 12/31/2018	$9.28330	$9.13630	61,713

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	904,921
01/01/2011 to 12/31/2011	$10.32475	$10.40836	596,566
01/01/2012 to 12/31/2012	$10.40836	$11.11653	610,011
01/01/2013 to 12/31/2013	$11.11653	$10.66129	478,791
01/01/2014 to 12/31/2014	$10.66129	$10.85686	415,361
01/01/2015 to 12/31/2015	$10.85686	$10.38362	218,374
01/01/2016 to 12/31/2016	$10.38362	$10.57422	215,833
01/01/2017 to 12/31/2017	$10.57422	$10.78227	151,390
01/01/2018 to 12/31/2018	$10.78227	$10.46331	55,618
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00679	$10.59877	0
01/01/2011 to 12/31/2011	$10.59877	$11.76169	5,716,416
01/01/2012 to 12/31/2012	$11.76169	$12.14766	5,241,794
01/01/2013 to 12/31/2013	$12.14766	$11.49527	2,711,682
01/01/2014 to 12/31/2014	$11.49527	$11.52978	1,962,192
01/01/2015 to 12/31/2015	$11.52978	$11.35600	1,369,191
01/01/2016 to 12/31/2016	$11.35600	$11.27384	1,134,179
01/01/2017 to 12/31/2017	$11.27384	$11.09363	1,603,801
01/01/2018 to 12/31/2018	$11.09363	$10.91927	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	647,618
01/01/2013 to 12/31/2013	$12.42372	$11.55152	396,527
01/01/2014 to 12/31/2014	$11.55152	$11.76707	149,647
01/01/2015 to 12/31/2015	$11.76707	$11.61949	158,497
01/01/2016 to 12/31/2016	$11.61949	$11.51704	137,196
01/01/2017 to 12/31/2017	$11.51704	$11.33848	129,650
01/01/2018 to 12/31/2018	$11.33848	$11.13899	1,084,044
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	18,382
01/01/2012 to 12/31/2012	$12.32822	$12.80538	2,953
01/01/2013 to 12/31/2013	$12.80538	$11.69563	856,375
01/01/2014 to 12/31/2014	$11.69563	$12.13039	668,353
01/01/2015 to 12/31/2015	$12.13039	$12.03229	469,863
01/01/2016 to 12/31/2016	$12.03229	$11.98615	251,700
01/01/2017 to 12/31/2017	$11.98615	$11.81485	122,925
01/01/2018 to 12/31/2018	$11.81485	$11.57527	113,781
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	3,859,454
01/01/2012 to 12/31/2012	$12.61630	$13.16317	3,570,965
01/01/2013 to 12/31/2013	$13.16317	$11.96003	1,878,838
01/01/2014 to 12/31/2014	$11.96003	$12.58253	2,162,451
01/01/2015 to 12/31/2015	$12.58253	$12.51228	1,995,116
01/01/2016 to 12/31/2016	$12.51228	$12.47376	1,330,486
01/01/2017 to 12/31/2017	$12.47376	$12.38018	656,702
01/01/2018 to 12/31/2018	$12.38018	$12.10205	611,486

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	1,120,790
01/01/2012 to 12/31/2012	$11.95962	$12.36732	1,828,179
01/01/2013 to 12/31/2013	$12.36732	$10.90536	1,447,347
01/01/2014 to 12/31/2014	$10.90536	$11.75937	812,449
01/01/2015 to 12/31/2015	$11.75937	$11.72977	1,660,056
01/01/2016 to 12/31/2016	$11.72977	$11.66990	1,328,785
01/01/2017 to 12/31/2017	$11.66990	$11.58096	471,525
01/01/2018 to 12/31/2018	$11.58096	$11.29641	339,562
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	257,143
01/01/2013 to 12/31/2013	$10.34590	$9.07699	3,160,323
01/01/2014 to 12/31/2014	$9.07699	$9.98740	1,234,695
01/01/2015 to 12/31/2015	$9.98740	$10.02192	44,736
01/01/2016 to 12/31/2016	$10.02192	$9.97904	272,403
01/01/2017 to 12/31/2017	$9.97904	$9.91543	58,496
01/01/2018 to 12/31/2018	$9.91543	$9.66060	128,690
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	473,545
01/01/2014 to 12/31/2014	$8.70488	$9.74562	897,728
01/01/2015 to 12/31/2015	$9.74562	$9.79194	41,302
01/01/2016 to 12/31/2016	$9.79194	$9.74958	4,809
01/01/2017 to 12/31/2017	$9.74958	$9.68628	463,674
01/01/2018 to 12/31/2018	$9.68628	$9.40135	583,835
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	254,897
01/01/2015 to 12/31/2015	$11.24540	$11.20625	2,629,591
01/01/2016 to 12/31/2016	$11.20625	$11.21982	317,798
01/01/2017 to 12/31/2017	$11.21982	$11.16296	116,584
01/01/2018 to 12/31/2018	$11.16296	$10.82474	1,121,650
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	296,254
01/01/2016 to 12/31/2016	$9.88722	$9.86091	1,586,240
01/01/2017 to 12/31/2017	$9.86091	$9.86801	915,738
01/01/2018 to 12/31/2018	$9.86801	$9.53963	610,279
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	1,250,303
01/01/2017 to 12/31/2017	$9.82927	$9.86166	765,645
01/01/2018 to 12/31/2018	$9.86166	$9.51243	699,433
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98561	65,153
01/01/2018 to 12/31/2018	$9.98561	$9.55422	457,091
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61243	33,503
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	2,173,767
01/01/2011 to 12/31/2011	$10.80239	$10.29819	1,486,802
01/01/2012 to 12/31/2012	$10.29819	$11.44169	1,337,502
01/01/2013 to 12/31/2013	$11.44169	$13.71394	1,360,711
01/01/2014 to 12/31/2014	$13.71394	$14.33579	1,272,897
01/01/2015 to 12/31/2015	$14.33579	$14.08079	726,162
01/01/2016 to 12/31/2016	$14.08079	$14.69822	516,836
01/01/2017 to 12/31/2017	$14.69822	$16.93035	533,427
01/01/2018 to 12/31/2018	$16.93035	$15.51040	206,713

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	9,115
01/01/2014 to 12/31/2014	$11.59720	$12.87257	4,627
01/01/2015 to 12/31/2015	$12.87257	$12.12727	2,953
01/01/2016 to 12/31/2016	$12.12727	$13.61387	8,794
01/01/2017 to 12/31/2017	$13.61387	$15.74958	22,728
01/01/2018 to 12/31/2018	$15.74958	$14.65209	10,164
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	51,593
01/01/2011 to 12/31/2011	$11.75243	$12.23924	33,996
01/01/2012 to 12/31/2012	$12.23924	$13.79249	84,179
01/01/2013 to 12/31/2013	$13.79249	$13.89752	71,435
01/01/2014 to 12/31/2014	$13.89752	$17.77560	35,695
01/01/2015 to 12/31/2015	$17.77560	$18.20804	14,442
01/01/2016 to 12/31/2016	$18.20804	$18.64698	20,911
01/01/2017 to 12/31/2017	$18.64698	$19.35710	16,518
01/01/2018 to 12/31/2018	$19.35710	$18.01025	3,345
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	1,466,091
01/01/2011 to 12/31/2011	$10.98381	$10.57010	1,058,162
01/01/2012 to 12/31/2012	$10.57010	$11.42496	967,785
01/01/2013 to 12/31/2013	$11.42496	$12.80989	817,178
01/01/2014 to 12/31/2014	$12.80989	$12.90966	445,867
01/01/2015 to 12/31/2015	$12.90966	$12.73776	192,501
01/01/2016 to 12/31/2016	$12.73776	$12.97467	143,531
01/01/2017 to 12/31/2017	$12.97467	$14.76525	128,948
01/01/2018 to 12/31/2018	$14.76525	$13.30663	42,458
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	20,879
01/01/2011 to 12/31/2011	$11.51275	$10.68145	12,375
01/01/2012 to 12/31/2012	$10.68145	$13.23265	11,547
01/01/2013 to 12/31/2013	$13.23265	$13.49041	13,629
01/01/2014 to 12/31/2014	$13.49041	$15.01538	14,908
01/01/2015 to 12/31/2015	$15.01538	$14.65689	4,941
01/01/2016 to 12/31/2016	$14.65689	$14.44880	9,661
01/01/2017 to 12/31/2017	$14.44880	$15.65417	7,790
01/01/2018 to 12/31/2018	$15.65417	$14.57188	2,218
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99134	$10.73491	62,866
01/01/2011 to 12/31/2011	$10.73491	$9.90949	26,852
01/01/2012 to 12/31/2012	$9.90949	$11.58529	21,649
01/01/2013 to 12/31/2013	$11.58529	$15.11560	24,250
01/01/2014 to 12/31/2014	$15.11560	$16.70734	25,237
01/01/2015 to 12/31/2015	$16.70734	$15.56866	22,722
01/01/2016 to 12/31/2016	$15.56866	$16.96697	27,112
01/01/2017 to 12/31/2017	$16.96697	$18.19362	11,463
01/01/2018 to 12/31/2018	$18.19362	$16.25729	7,010

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	87,362
01/01/2011 to 12/31/2011	$11.38383	$10.79120	46,970
01/01/2012 to 12/31/2012	$10.79120	$12.61054	39,264
01/01/2013 to 12/31/2013	$12.61054	$16.28679	39,588
01/01/2014 to 12/31/2014	$16.28679	$17.74638	42,790
01/01/2015 to 12/31/2015	$17.74638	$16.35246	410,145
01/01/2016 to 12/31/2016	$16.35246	$16.23998	278,585
01/01/2017 to 12/31/2017	$16.23998	$20.16622	301,977
01/01/2018 to 12/31/2018	$20.16622	$18.84305	133,012
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	300,563
01/01/2011 to 12/31/2011	$10.67177	$10.37382	209,744
01/01/2012 to 12/31/2012	$10.37382	$11.16148	189,782
01/01/2013 to 12/31/2013	$11.16148	$11.97581	130,100
01/01/2014 to 12/31/2014	$11.97581	$12.17331	116,905
01/01/2015 to 12/31/2015	$12.17331	$11.78513	56,001
01/01/2016 to 12/31/2016	$11.78513	$12.11993	44,231
01/01/2017 to 12/31/2017	$12.11993	$13.29642	46,099
01/01/2018 to 12/31/2018	$13.29642	$12.07223	14,573
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	56,975
01/01/2011 to 12/31/2011	$11.45866	$11.34127	33,845
01/01/2012 to 12/31/2012	$11.34127	$12.81851	85,604
01/01/2013 to 12/31/2013	$12.81851	$17.38469	152,825
01/01/2014 to 12/31/2014	$17.38469	$18.20742	230,703
01/01/2015 to 12/31/2015	$18.20742	$16.81121	196,132
01/01/2016 to 12/31/2016	$16.81121	$20.41897	153,029
01/01/2017 to 12/31/2017	$20.41897	$22.38219	79,406
01/01/2018 to 12/31/2018	$22.38219	$18.78927	19,374
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	264,690
01/01/2011 to 12/31/2011	$9.81590	$9.59256	229,144
01/01/2012 to 12/31/2012	$9.59256	$9.37229	49,789
01/01/2013 to 12/31/2013	$9.37229	$9.15665	25,324
01/01/2014 to 12/31/2014	$9.15665	$8.94614	37,101
01/01/2015 to 12/31/2015	$8.94614	$8.74032	57,453
01/01/2016 to 12/31/2016	$8.74032	$8.53994	31,526
01/01/2017 to 12/31/2017	$8.53994	$8.37260	13,390
01/01/2018 to 12/31/2018	$8.37260	$8.28535	3,694
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	45,845
01/01/2011 to 12/31/2011	$10.73309	$10.81948	55,106
01/01/2012 to 12/31/2012	$10.81948	$12.03683	65,235
01/01/2013 to 12/31/2013	$12.03683	$12.60442	25,152
01/01/2014 to 12/31/2014	$12.60442	$12.62960	23,037
01/01/2015 to 12/31/2015	$12.62960	$11.89940	10,822
01/01/2016 to 12/31/2016	$11.89940	$13.41635	11,132
01/01/2017 to 12/31/2017	$13.41635	$14.08796	9,267
01/01/2018 to 12/31/2018	$14.08796	$13.48870	2,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	11,944
01/01/2011 to 12/31/2011	$10.58960	$9.91346	6,827
01/01/2012 to 12/31/2012	$9.91346	$11.32062	9,733
01/01/2013 to 12/31/2013	$11.32062	$15.46916	21,107
01/01/2014 to 12/31/2014	$15.46916	$17.19095	15,998
01/01/2015 to 12/31/2015	$17.19095	$15.47940	9,487
01/01/2016 to 12/31/2016	$15.47940	$18.13181	9,359
01/01/2017 to 12/31/2017	$18.13181	$21.11617	14,391
01/01/2018 to 12/31/2018	$21.11617	$17.70842	8,186
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	20,551
01/01/2011 to 12/31/2011	$11.22607	$9.55062	16,008
01/01/2012 to 12/31/2012	$9.55062	$11.23108	13,338
01/01/2013 to 12/31/2013	$11.23108	$13.06392	10,499
01/01/2014 to 12/31/2014	$13.06392	$12.05820	11,425
01/01/2015 to 12/31/2015	$12.05820	$12.15171	5,780
01/01/2016 to 12/31/2016	$12.15171	$11.42423	4,567
01/01/2017 to 12/31/2017	$11.42423	$15.11667	5,226
01/01/2018 to 12/31/2018	$15.11667	$12.79841	3,946
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	59,646
01/01/2011 to 12/31/2011	$10.76596	$9.19856	29,045
01/01/2012 to 12/31/2012	$9.19856	$10.48534	22,184
01/01/2013 to 12/31/2013	$10.48534	$12.23853	46,321
01/01/2014 to 12/31/2014	$12.23853	$11.15543	32,788
01/01/2015 to 12/31/2015	$11.15543	$10.98783	23,650
01/01/2016 to 12/31/2016	$10.98783	$10.79796	22,562
01/01/2017 to 12/31/2017	$10.79796	$12.95711	5,185
01/01/2018 to 12/31/2018	$12.95711	$10.61485	2,043
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	324,591
01/01/2011 to 12/31/2011	$10.84209	$10.53278	217,080
01/01/2012 to 12/31/2012	$10.53278	$11.68784	172,026
01/01/2013 to 12/31/2013	$11.68784	$13.27832	113,065
01/01/2014 to 12/31/2014	$13.27832	$13.79866	102,221
01/01/2015 to 12/31/2015	$13.79866	$13.33999	41,719
01/01/2016 to 12/31/2016	$13.33999	$13.71391	25,075
01/01/2017 to 12/31/2017	$13.71391	$15.67133	26,767
01/01/2018 to 12/31/2018	$15.67133	$14.18034	12,326
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	41,928
01/01/2011 to 12/31/2011	$10.52888	$9.34567	21,558
01/01/2012 to 12/31/2012	$9.34567	$11.13086	20,843
01/01/2013 to 12/31/2013	$11.13086	$12.54532	18,447
01/01/2014 to 12/31/2014	$12.54532	$11.47656	15,955
01/01/2015 to 12/31/2015	$11.47656	$10.89916	6,951
01/01/2016 to 12/31/2016	$10.89916	$10.85482	4,564
01/01/2017 to 12/31/2017	$10.85482	$13.74874	4,640
01/01/2018 to 12/31/2018	$13.74874	$11.08436	2,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	328,331
01/01/2011 to 12/31/2011	$10.55869	$10.34036	191,622
01/01/2012 to 12/31/2012	$10.34036	$11.18508	172,799
01/01/2013 to 12/31/2013	$11.18508	$12.13349	137,547
01/01/2014 to 12/31/2014	$12.13349	$12.50029	79,933
01/01/2015 to 12/31/2015	$12.50029	$12.19051	45,125
01/01/2016 to 12/31/2016	$12.19051	$12.36794	30,767
01/01/2017 to 12/31/2017	$12.36794	$13.55149	33,677
01/01/2018 to 12/31/2018	$13.55149	$12.55951	15,561
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	27,515
01/01/2011 to 12/31/2011	$10.74695	$10.56966	9,400
01/01/2012 to 12/31/2012	$10.56966	$11.89459	9,717
01/01/2013 to 12/31/2013	$11.89459	$15.86218	4,863
01/01/2014 to 12/31/2014	$15.86218	$16.97024	4,849
01/01/2015 to 12/31/2015	$16.97024	$18.34311	11,903
01/01/2016 to 12/31/2016	$18.34311	$17.65976	3,417
01/01/2017 to 12/31/2017	$17.65976	$23.43708	2,964
01/01/2018 to 12/31/2018	$23.43708	$22.52610	1,812
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	47,226
01/01/2011 to 12/31/2011	$11.27468	$10.91510	27,111
01/01/2012 to 12/31/2012	$10.91510	$11.97169	25,846
01/01/2013 to 12/31/2013	$11.97169	$15.97874	14,177
01/01/2014 to 12/31/2014	$15.97874	$17.26455	26,576
01/01/2015 to 12/31/2015	$17.26455	$18.56636	9,083
01/01/2016 to 12/31/2016	$18.56636	$19.15200	8,809
01/01/2017 to 12/31/2017	$19.15200	$24.88609	128,468
01/01/2018 to 12/31/2018	$24.88609	$23.65703	74,856
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	54,255
01/01/2011 to 12/31/2011	$10.86514	$10.28312	47,905
01/01/2012 to 12/31/2012	$10.28312	$12.36479	50,071
01/01/2013 to 12/31/2013	$12.36479	$15.41885	515,310
01/01/2014 to 12/31/2014	$15.41885	$15.61113	719,675
01/01/2015 to 12/31/2015	$15.61113	$15.02861	545,107
01/01/2016 to 12/31/2016	$15.02861	$15.72804	388,844
01/01/2017 to 12/31/2017	$15.72804	$19.03087	325,390
01/01/2018 to 12/31/2018	$19.03087	$16.81466	143,620
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	13,556
01/01/2011 to 12/31/2011	$10.84075	$10.52884	10,363
01/01/2012 to 12/31/2012	$10.52884	$12.04371	12,800
01/01/2013 to 12/31/2013	$12.04371	$16.08596	20,550
01/01/2014 to 12/31/2014	$16.08596	$17.08490	19,721
01/01/2015 to 12/31/2015	$17.08490	$17.89862	6,906
01/01/2016 to 12/31/2016	$17.89862	$17.82217	15,195
01/01/2017 to 12/31/2017	$17.82217	$22.76078	10,007
01/01/2018 to 12/31/2018	$22.76078	$22.71240	3,300

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	153
01/01/2013 to 12/31/2013	$10.17167	$13.36678	22,155
01/01/2014 to 12/31/2014	$13.36678	$14.39378	18,108
01/01/2015 to 12/31/2015	$14.39378	$13.96103	11,681
01/01/2016 to 12/31/2016	$13.96103	$15.47471	13,879
01/01/2017 to 12/31/2017	$15.47471	$17.74152	13,070
01/01/2018 to 12/31/2018	$17.74152	$15.57193	4,669
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	55,297
01/01/2011 to 12/31/2011	$11.20328	$10.67411	32,189
01/01/2012 to 12/31/2012	$10.67411	$12.21442	32,995
01/01/2013 to 12/31/2013	$12.21442	$16.94666	84,576
01/01/2014 to 12/31/2014	$16.94666	$18.91641	57,586
01/01/2015 to 12/31/2015	$18.91641	$17.43947	33,417
01/01/2016 to 12/31/2016	$17.43947	$20.14556	51,932
01/01/2017 to 12/31/2017	$20.14556	$22.39770	33,476
01/01/2018 to 12/31/2018	$22.39770	$18.28181	12,673
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	20,434
01/01/2013 to 12/31/2013	$10.27736	$11.94018	53,780
01/01/2014 to 12/31/2014	$11.94018	$12.26499	12,446
01/01/2015 to 12/31/2015	$12.26499	$11.83407	4,754
01/01/2016 to 12/31/2016	$11.83407	$12.06220	2,344
01/01/2017 to 12/31/2017	$12.06220	$13.72931	4,455
01/01/2018 to 12/31/2018	$13.72931	$12.30195	2,074
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	117,680
01/01/2011 to 12/31/2011	$11.64283	$9.06934	70,061
01/01/2012 to 12/31/2012	$9.06934	$10.44909	56,779
01/01/2013 to 12/31/2013	$10.44909	$10.23152	51,495
01/01/2014 to 12/31/2014	$10.23152	$9.52798	44,431
01/01/2015 to 12/31/2015	$9.52798	$7.75161	24,683
01/01/2016 to 12/31/2016	$7.75161	$8.51008	19,325
01/01/2017 to 12/31/2017	$8.51008	$10.50821	11,629
01/01/2018 to 12/31/2018	$10.50821	$8.82316	8,885
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	1,848,364
01/01/2011 to 12/31/2011	$10.56757	$10.42777	1,513,061
01/01/2012 to 12/31/2012	$10.42777	$11.24445	1,286,079
01/01/2013 to 12/31/2013	$11.24445	$11.99793	728,449
01/01/2014 to 12/31/2014	$11.99793	$12.39894	756,319
01/01/2015 to 12/31/2015	$12.39894	$12.13111	466,649
01/01/2016 to 12/31/2016	$12.13111	$12.50763	302,887
01/01/2017 to 12/31/2017	$12.50763	$13.45876	291,617
01/01/2018 to 12/31/2018	$13.45876	$12.77407	66,575
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	398
01/01/2012 to 12/31/2012	$10.05915	$10.52610	18,678
01/01/2013 to 12/31/2013	$10.52610	$10.04606	48,013
01/01/2014 to 12/31/2014	$10.04606	$10.40988	48,585
01/01/2015 to 12/31/2015	$10.40988	$10.14319	34,924
01/01/2016 to 12/31/2016	$10.14319	$10.32759	48,313
01/01/2017 to 12/31/2017	$10.32759	$10.66282	37,788
01/01/2018 to 12/31/2018	$10.66282	$10.33170	9,057

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	795,562
01/01/2011 to 12/31/2011	$11.47648	$10.51610	600,412
01/01/2012 to 12/31/2012	$10.51610	$11.60136	690,467
01/01/2013 to 12/31/2013	$11.60136	$13.26440	320,294
01/01/2014 to 12/31/2014	$13.26440	$14.15124	263,203
01/01/2015 to 12/31/2015	$14.15124	$13.74109	291,938
01/01/2016 to 12/31/2016	$13.74109	$14.78113	230,888
01/01/2017 to 12/31/2017	$14.78113	$16.76680	425,085
01/01/2018 to 12/31/2018	$16.76680	$15.13489	160,575
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	16,287
01/01/2011 to 12/31/2011	$10.86080	$10.97830	7,562
01/01/2012 to 12/31/2012	$10.97830	$12.74231	7,541
01/01/2013 to 12/31/2013	$12.74231	$16.48642	7,527
01/01/2014 to 12/31/2014	$16.48642	$18.87993	7,278
01/01/2015 to 12/31/2015	$18.87993	$19.01370	2,794
01/01/2016 to 12/31/2016	$19.01370	$21.33549	2,842
01/01/2017 to 12/31/2017	$21.33549	$25.48471	61,899
01/01/2018 to 12/31/2018	$25.48471	$22.84964	36,054
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
01/01/2017 to 12/31/2017	$12.38861	$14.30628	0
01/01/2018 to 12/31/2018	$14.30628	$13.06308	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	380,072
01/01/2011 to 12/31/2011	$10.75566	$10.31779	266,575
01/01/2012 to 12/31/2012	$10.31779	$11.11657	238,332
01/01/2013 to 12/31/2013	$11.11657	$12.21187	138,116
01/01/2014 to 12/31/2014	$12.21187	$12.54429	155,391
01/01/2015 to 12/31/2015	$12.54429	$12.23535	112,760
01/01/2016 to 12/31/2016	$12.23535	$12.53023	82,901
01/01/2017 to 12/31/2017	$12.53023	$14.23020	87,202
01/01/2018 to 12/31/2018	$14.23020	$12.80249	26,744
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	23,209
01/01/2011 to 12/31/2011	$12.12383	$10.29217	28,282
01/01/2012 to 12/31/2012	$10.29217	$12.07351	26,717
01/01/2013 to 12/31/2013	$12.07351	$16.61005	32,442
01/01/2014 to 12/31/2014	$16.61005	$17.02978	28,832
01/01/2015 to 12/31/2015	$17.02978	$16.86020	12,912
01/01/2016 to 12/31/2016	$16.86020	$17.74165	16,937
01/01/2017 to 12/31/2017	$17.74165	$22.13488	13,043
01/01/2018 to 12/31/2018	$22.13488	$19.27810	4,328

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	21,297
01/01/2011 to 12/31/2011	$12.58259	$12.17325	15,339
01/01/2012 to 12/31/2012	$12.17325	$13.34082	12,061
01/01/2013 to 12/31/2013	$13.34082	$17.61871	10,437
01/01/2014 to 12/31/2014	$17.61871	$17.87086	8,732
01/01/2015 to 12/31/2015	$17.87086	$17.59705	5,392
01/01/2016 to 12/31/2016	$17.59705	$19.26963	5,355
01/01/2017 to 12/31/2017	$19.26963	$23.33046	3,124
01/01/2018 to 12/31/2018	$23.33046	$20.87538	1,833
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	23,651
01/01/2011 to 12/31/2011	$11.43543	$10.50502	22,275
01/01/2012 to 12/31/2012	$10.50502	$12.12694	18,090
01/01/2013 to 12/31/2013	$12.12694	$16.27955	33,124
01/01/2014 to 12/31/2014	$16.27955	$16.74311	25,788
01/01/2015 to 12/31/2015	$16.74311	$15.65300	13,667
01/01/2016 to 12/31/2016	$15.65300	$19.76030	14,554
01/01/2017 to 12/31/2017	$19.76030	$20.72553	12,958
01/01/2018 to 12/31/2018	$20.72553	$16.78902	3,013
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	1,234,468
01/01/2011 to 12/31/2011	$10.66346	$10.62519	946,974
01/01/2012 to 12/31/2012	$10.62519	$11.78150	921,311
01/01/2013 to 12/31/2013	$11.78150	$13.44819	780,220
01/01/2014 to 12/31/2014	$13.44819	$13.91148	643,693
01/01/2015 to 12/31/2015	$13.91148	$13.59728	407,871
01/01/2016 to 12/31/2016	$13.59728	$14.28752	327,219
01/01/2017 to 12/31/2017	$14.28752	$16.11061	300,806
01/01/2018 to 12/31/2018	$16.11061	$14.89963	96,787
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	72,362
01/01/2011 to 12/31/2011	$11.10634	$10.66740	42,986
01/01/2012 to 12/31/2012	$10.66740	$12.25406	41,747
01/01/2013 to 12/31/2013	$12.25406	$17.24330	379,011
01/01/2014 to 12/31/2014	$17.24330	$18.25254	444,693
01/01/2015 to 12/31/2015	$18.25254	$19.54171	273,687
01/01/2016 to 12/31/2016	$19.54171	$19.60859	187,917
01/01/2017 to 12/31/2017	$19.60859	$26.41743	88,688
01/01/2018 to 12/31/2018	$26.41743	$26.80443	27,828
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	10,405
01/01/2011 to 12/31/2011	$10.63879	$10.34328	8,991
01/01/2012 to 12/31/2012	$10.34328	$11.45924	14,659
01/01/2013 to 12/31/2013	$11.45924	$15.07276	66,800
01/01/2014 to 12/31/2014	$15.07276	$14.95546	77,872
01/01/2015 to 12/31/2015	$14.95546	$13.72536	40,567
01/01/2016 to 12/31/2016	$13.72536	$14.23228	44,566
01/01/2017 to 12/31/2017	$14.23228	$16.20773	37,555
01/01/2018 to 12/31/2018	$16.20773	$14.29536	11,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	97,346
01/01/2011 to 12/31/2011	$11.44494	$9.51383	65,186
01/01/2012 to 12/31/2012	$9.51383	$9.63079	68,278
01/01/2013 to 12/31/2013	$9.63079	$10.85645	50,495
01/01/2014 to 12/31/2014	$10.85645	$9.71986	43,335
01/01/2015 to 12/31/2015	$9.71986	$7.66789	16,036
01/01/2016 to 12/31/2016	$7.66789	$9.33614	9,089
01/01/2017 to 12/31/2017	$9.33614	$10.06213	10,448
01/01/2018 to 12/31/2018	$10.06213	$8.19247	5,342
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	101,755
01/01/2011 to 12/31/2011	$10.28297	$10.46127	71,038
01/01/2012 to 12/31/2012	$10.46127	$10.75435	69,459
01/01/2013 to 12/31/2013	$10.75435	$10.11257	43,267
01/01/2014 to 12/31/2014	$10.11257	$9.93498	37,143
01/01/2015 to 12/31/2015	$9.93498	$9.25820	8,057
01/01/2016 to 12/31/2016	$9.25820	$9.43992	9,746
01/01/2017 to 12/31/2017	$9.43992	$9.41162	7,493
01/01/2018 to 12/31/2018	$9.41162	$9.37778	3,104
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	43,801
01/01/2011 to 12/31/2011	$11.46980	$10.81966	32,102
01/01/2012 to 12/31/2012	$10.81966	$12.51658	35,546
01/01/2013 to 12/31/2013	$12.51658	$16.19288	32,162
01/01/2014 to 12/31/2014	$16.19288	$18.18867	30,313
01/01/2015 to 12/31/2015	$18.18867	$16.59591	18,072
01/01/2016 to 12/31/2016	$16.59591	$18.48453	30,000
01/01/2017 to 12/31/2017	$18.48453	$21.40726	20,896
01/01/2018 to 12/31/2018	$21.40726	$17.45614	5,432
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	15,946
01/01/2012 to 12/31/2012	$8.79804	$9.54156	32,367
01/01/2013 to 12/31/2013	$9.54156	$11.23346	131,267
01/01/2014 to 12/31/2014	$11.23346	$11.57925	140,410
01/01/2015 to 12/31/2015	$11.57925	$11.24128	56,831
01/01/2016 to 12/31/2016	$11.24128	$11.69988	44,245
01/01/2017 to 12/31/2017	$11.69988	$12.98546	67,469
01/01/2018 to 12/31/2018	$12.98546	$12.05124	22,272
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	140,502
01/01/2011 to 12/31/2011	$10.37188	$10.74432	108,923
01/01/2012 to 12/31/2012	$10.74432	$11.32108	84,067
01/01/2013 to 12/31/2013	$11.32108	$10.89550	619,967
01/01/2014 to 12/31/2014	$10.89550	$11.41109	849,403
01/01/2015 to 12/31/2015	$11.41109	$11.28653	617,739
01/01/2016 to 12/31/2016	$11.28653	$11.59551	457,474
01/01/2017 to 12/31/2017	$11.59551	$12.04419	511,912
01/01/2018 to 12/31/2018	$12.04419	$11.49930	238,571
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	5,516,405
01/01/2011 to 12/31/2011	$10.78127	$10.27449	7,930,280
01/01/2012 to 12/31/2012	$10.27449	$11.32236	11,077,684
01/01/2013 to 12/31/2013	$11.32236	$12.19011	10,523,493
01/01/2014 to 12/31/2014	$12.19011	$12.38986	9,625,080
01/01/2015 to 12/31/2015	$12.38986	$11.73914	7,485,336
01/01/2016 to 12/31/2016	$11.73914	$12.22137	6,657,645
01/01/2017 to 12/31/2017	$12.22137	$13.47124	6,613,492
01/01/2018 to 12/31/2018	$13.47124	$12.11393	4,605,579
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	3,887,085
01/01/2011 to 12/31/2011	$10.88690	$10.67064	7,536,489
01/01/2012 to 12/31/2012	$10.67064	$11.87203	13,895,266
01/01/2013 to 12/31/2013	$11.87203	$13.54713	14,169,565
01/01/2014 to 12/31/2014	$13.54713	$14.07267	13,538,746
01/01/2015 to 12/31/2015	$14.07267	$13.88783	12,198,105
01/01/2016 to 12/31/2016	$13.88783	$14.56311	11,308,232
01/01/2017 to 12/31/2017	$14.56311	$16.67151	10,544,373
01/01/2018 to 12/31/2018	$16.67151	$15.35892	8,961,668
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	6,122,070
01/01/2011 to 12/31/2011	$10.73966	$10.38658	11,643,017
01/01/2012 to 12/31/2012	$10.38658	$11.43662	18,171,064
01/01/2013 to 12/31/2013	$11.43662	$13.17247	18,699,184
01/01/2014 to 12/31/2014	$13.17247	$13.73688	17,790,247
01/01/2015 to 12/31/2015	$13.73688	$13.51240	16,519,233
01/01/2016 to 12/31/2016	$13.51240	$14.06251	15,092,781
01/01/2017 to 12/31/2017	$14.06251	$15.82021	13,917,887
01/01/2018 to 12/31/2018	$15.82021	$14.72202	11,978,545
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	2,250,990
01/01/2012 to 12/31/2012	$9.13879	$10.01086	5,203,950
01/01/2013 to 12/31/2013	$10.01086	$10.86430	5,355,492
01/01/2014 to 12/31/2014	$10.86430	$11.15680	5,070,743
01/01/2015 to 12/31/2015	$11.15680	$10.59478	4,683,923
01/01/2016 to 12/31/2016	$10.59478	$11.09480	4,263,071
01/01/2017 to 12/31/2017	$11.09480	$12.23238	4,081,605
01/01/2018 to 12/31/2018	$12.23238	$11.34201	3,349,903
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	258,212
01/01/2011 to 12/31/2011	$10.06943	$10.07987	444,733
01/01/2012 to 12/31/2012	$10.07987	$10.33107	864,280
01/01/2013 to 12/31/2013	$10.33107	$9.89418	887,249
01/01/2014 to 12/31/2014	$9.89418	$9.67708	855,438
01/01/2015 to 12/31/2015	$9.67708	$9.51958	733,064
01/01/2016 to 12/31/2016	$9.51958	$9.47295	756,468
01/01/2017 to 12/31/2017	$9.47295	$9.43279	742,396
01/01/2018 to 12/31/2018	$9.43279	$9.30250	548,402

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	3,522,143
01/01/2011 to 12/31/2011	$10.34172	$10.44670	5,705,528
01/01/2012 to 12/31/2012	$10.44670	$11.18028	9,414,126
01/01/2013 to 12/31/2013	$11.18028	$10.74438	9,411,995
01/01/2014 to 12/31/2014	$10.74438	$10.96377	8,213,489
01/01/2015 to 12/31/2015	$10.96377	$10.50721	7,210,435
01/01/2016 to 12/31/2016	$10.50721	$10.72204	6,898,896
01/01/2017 to 12/31/2017	$10.72204	$10.95529	6,992,498
01/01/2018 to 12/31/2018	$10.95529	$10.65326	5,566,956
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	5,226,833
01/01/2011 to 12/31/2011	$10.82029	$10.33635	7,593,614
01/01/2012 to 12/31/2012	$10.33635	$11.50768	11,785,115
01/01/2013 to 12/31/2013	$11.50768	$13.82131	13,677,902
01/01/2014 to 12/31/2014	$13.82131	$14.47761	13,579,516
01/01/2015 to 12/31/2015	$14.47761	$14.24918	12,749,908
01/01/2016 to 12/31/2016	$14.24918	$14.90433	12,003,740
01/01/2017 to 12/31/2017	$14.90433	$17.20269	11,804,840
01/01/2018 to 12/31/2018	$17.20269	$15.79233	9,968,901
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	34,276
01/01/2014 to 12/31/2014	$11.61742	$12.92135	120,929
01/01/2015 to 12/31/2015	$12.92135	$12.19819	216,391
01/01/2016 to 12/31/2016	$12.19819	$13.72148	283,169
01/01/2017 to 12/31/2017	$13.72148	$15.90644	303,812
01/01/2018 to 12/31/2018	$15.90644	$14.82847	249,038
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	148,869
01/01/2011 to 12/31/2011	$11.77181	$12.28453	287,342
01/01/2012 to 12/31/2012	$12.28453	$13.87195	637,193
01/01/2013 to 12/31/2013	$13.87195	$14.00615	695,083
01/01/2014 to 12/31/2014	$14.00615	$17.95101	590,923
01/01/2015 to 12/31/2015	$17.95101	$18.42533	529,969
01/01/2016 to 12/31/2016	$18.42533	$18.90802	485,470
01/01/2017 to 12/31/2017	$18.90802	$19.66812	461,635
01/01/2018 to 12/31/2018	$19.66812	$18.33739	333,568
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	3,040,603
01/01/2011 to 12/31/2011	$11.00198	$10.60927	5,374,961
01/01/2012 to 12/31/2012	$10.60927	$11.49073	9,010,294
01/01/2013 to 12/31/2013	$11.49073	$12.90995	9,037,919
01/01/2014 to 12/31/2014	$12.90995	$13.03710	8,381,745
01/01/2015 to 12/31/2015	$13.03710	$12.88970	7,658,849
01/01/2016 to 12/31/2016	$12.88970	$13.15637	7,087,521
01/01/2017 to 12/31/2017	$13.15637	$15.00254	6,794,577
01/01/2018 to 12/31/2018	$15.00254	$13.54839	5,628,931

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	122,752
01/01/2011 to 12/31/2011	$11.53165	$10.72094	190,352
01/01/2012 to 12/31/2012	$10.72094	$13.30873	520,200
01/01/2013 to 12/31/2013	$13.30873	$13.59570	441,221
01/01/2014 to 12/31/2014	$13.59570	$15.16355	413,940
01/01/2015 to 12/31/2015	$15.16355	$14.83180	340,933
01/01/2016 to 12/31/2016	$14.83180	$14.65107	259,997
01/01/2017 to 12/31/2017	$14.65107	$15.90570	254,108
01/01/2018 to 12/31/2018	$15.90570	$14.83656	186,929
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99150	$10.75256	186,236
01/01/2011 to 12/31/2011	$10.75256	$9.94608	358,920
01/01/2012 to 12/31/2012	$9.94608	$11.65181	475,228
01/01/2013 to 12/31/2013	$11.65181	$15.23345	519,571
01/01/2014 to 12/31/2014	$15.23345	$16.87205	534,720
01/01/2015 to 12/31/2015	$16.87205	$15.75437	1,176,820
01/01/2016 to 12/31/2016	$15.75437	$17.20445	1,040,564
01/01/2017 to 12/31/2017	$17.20445	$18.48583	1,125,468
01/01/2018 to 12/31/2018	$18.48583	$16.55238	849,135
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	352,049
01/01/2011 to 12/31/2011	$11.40273	$10.83119	496,956
01/01/2012 to 12/31/2012	$10.83119	$12.68323	836,897
01/01/2013 to 12/31/2013	$12.68323	$16.41409	857,598
01/01/2014 to 12/31/2014	$16.41409	$17.92176	770,824
01/01/2015 to 12/31/2015	$17.92176	$16.54789	1,378,929
01/01/2016 to 12/31/2016	$16.54789	$16.46765	1,308,923
01/01/2017 to 12/31/2017	$16.46765	$20.49067	1,139,274
01/01/2018 to 12/31/2018	$20.49067	$19.18568	936,737
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	2,546,265
01/01/2011 to 12/31/2011	$10.68940	$10.41222	4,103,365
01/01/2012 to 12/31/2012	$10.41222	$11.22580	6,407,141
01/01/2013 to 12/31/2013	$11.22580	$12.06932	6,447,232
01/01/2014 to 12/31/2014	$12.06932	$12.29341	5,849,519
01/01/2015 to 12/31/2015	$12.29341	$11.92573	4,782,241
01/01/2016 to 12/31/2016	$11.92573	$12.28947	4,290,001
01/01/2017 to 12/31/2017	$12.28947	$13.51005	4,372,627
01/01/2018 to 12/31/2018	$13.51005	$12.29132	3,135,305
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	259,896
01/01/2011 to 12/31/2011	$11.47751	$11.38312	365,908
01/01/2012 to 12/31/2012	$11.38312	$12.89210	687,005
01/01/2013 to 12/31/2013	$12.89210	$17.52034	754,500
01/01/2014 to 12/31/2014	$17.52034	$18.38705	760,935
01/01/2015 to 12/31/2015	$18.38705	$17.01185	666,868
01/01/2016 to 12/31/2016	$17.01185	$20.70469	578,584
01/01/2017 to 12/31/2017	$20.70469	$22.74177	571,317
01/01/2018 to 12/31/2018	$22.74177	$19.13040	444,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	432,404
01/01/2011 to 12/31/2011	$9.83210	$9.62805	976,585
01/01/2012 to 12/31/2012	$9.62805	$9.42621	856,782
01/01/2013 to 12/31/2013	$9.42621	$9.22821	641,576
01/01/2014 to 12/31/2014	$9.22821	$9.03434	566,785
01/01/2015 to 12/31/2015	$9.03434	$8.84463	698,243
01/01/2016 to 12/31/2016	$8.84463	$8.65942	592,139
01/01/2017 to 12/31/2017	$8.65942	$8.50697	420,122
01/01/2018 to 12/31/2018	$8.50697	$8.43563	368,897
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	196,063
01/01/2011 to 12/31/2011	$10.75077	$10.85949	414,596
01/01/2012 to 12/31/2012	$10.85949	$12.10603	940,570
01/01/2013 to 12/31/2013	$12.10603	$12.70285	764,877
01/01/2014 to 12/31/2014	$12.70285	$12.75411	710,577
01/01/2015 to 12/31/2015	$12.75411	$12.04126	602,225
01/01/2016 to 12/31/2016	$12.04126	$13.60403	544,746
01/01/2017 to 12/31/2017	$13.60403	$14.31431	536,369
01/01/2018 to 12/31/2018	$14.31431	$13.73367	400,616
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	86,158
01/01/2011 to 12/31/2011	$10.60710	$9.95015	114,797
01/01/2012 to 12/31/2012	$9.95015	$11.38581	182,558
01/01/2013 to 12/31/2013	$11.38581	$15.59005	286,238
01/01/2014 to 12/31/2014	$15.59005	$17.36079	338,509
01/01/2015 to 12/31/2015	$17.36079	$15.66437	332,725
01/01/2016 to 12/31/2016	$15.66437	$18.38597	269,085
01/01/2017 to 12/31/2017	$18.38597	$21.45578	260,626
01/01/2018 to 12/31/2018	$21.45578	$18.03031	230,662
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	120,209
01/01/2011 to 12/31/2011	$11.24449	$9.58589	187,387
01/01/2012 to 12/31/2012	$9.58589	$11.29559	297,821
01/01/2013 to 12/31/2013	$11.29559	$13.16577	288,766
01/01/2014 to 12/31/2014	$13.16577	$12.17716	295,040
01/01/2015 to 12/31/2015	$12.17716	$12.29675	284,441
01/01/2016 to 12/31/2016	$12.29675	$11.58431	249,759
01/01/2017 to 12/31/2017	$11.58431	$15.35957	248,199
01/01/2018 to 12/31/2018	$15.35957	$13.03078	273,779
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	128,205
01/01/2011 to 12/31/2011	$10.78368	$9.23249	198,630
01/01/2012 to 12/31/2012	$9.23249	$10.54563	279,772
01/01/2013 to 12/31/2013	$10.54563	$12.33410	307,502
01/01/2014 to 12/31/2014	$12.33410	$11.26549	290,198
01/01/2015 to 12/31/2015	$11.26549	$11.11906	284,240
01/01/2016 to 12/31/2016	$11.11906	$10.94929	266,840
01/01/2017 to 12/31/2017	$10.94929	$13.16563	231,803
01/01/2018 to 12/31/2018	$13.16563	$10.80802	193,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	161
01/01/2011 to 12/31/2011	$10.58844	$11.65657	28,245,185
01/01/2012 to 12/31/2012	$11.65657	$12.48437	12,185,297
01/01/2013 to 12/31/2013	$12.48437	$11.83322	2,586,723
01/01/2014 to 12/31/2014	$11.83322	$12.36430	3,220,720
01/01/2015 to 12/31/2015	$12.36430	$12.24661	11,855,244
01/01/2016 to 12/31/2016	$12.24661	$12.49409	12,647,205
01/01/2017 to 12/31/2017	$12.49409	$12.75993	5,679,633
01/01/2018 to 12/31/2018	$12.75993	$12.45717	21,385,132
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	2,174,610
01/01/2011 to 12/31/2011	$10.86001	$10.57177	3,640,539
01/01/2012 to 12/31/2012	$10.57177	$11.75519	6,361,180
01/01/2013 to 12/31/2013	$11.75519	$13.38210	6,280,168
01/01/2014 to 12/31/2014	$13.38210	$13.93493	5,980,304
01/01/2015 to 12/31/2015	$13.93493	$13.49945	5,268,824
01/01/2016 to 12/31/2016	$13.49945	$13.90612	4,706,004
01/01/2017 to 12/31/2017	$13.90612	$15.92331	4,506,158
01/01/2018 to 12/31/2018	$15.92331	$14.43807	3,576,352
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	312,059
01/01/2011 to 12/31/2011	$10.54608	$9.38012	471,899
01/01/2012 to 12/31/2012	$9.38012	$11.19486	754,667
01/01/2013 to 12/31/2013	$11.19486	$12.64339	834,403
01/01/2014 to 12/31/2014	$12.64339	$11.58999	865,385
01/01/2015 to 12/31/2015	$11.58999	$11.02943	754,096
01/01/2016 to 12/31/2016	$11.02943	$11.00699	732,940
01/01/2017 to 12/31/2017	$11.00699	$13.96977	760,676
01/01/2018 to 12/31/2018	$13.96977	$11.28582	614,270
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	1,900,708
01/01/2011 to 12/31/2011	$10.57605	$10.37847	3,919,930
01/01/2012 to 12/31/2012	$10.37847	$11.24938	6,213,028
01/01/2013 to 12/31/2013	$11.24938	$12.22821	6,104,537
01/01/2014 to 12/31/2014	$12.22821	$12.62374	5,567,461
01/01/2015 to 12/31/2015	$12.62374	$12.33605	4,924,098
01/01/2016 to 12/31/2016	$12.33605	$12.54118	4,480,898
01/01/2017 to 12/31/2017	$12.54118	$13.76941	4,137,229
01/01/2018 to 12/31/2018	$13.76941	$12.78772	3,244,160
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	87,860
01/01/2011 to 12/31/2011	$10.76470	$10.60883	166,469
01/01/2012 to 12/31/2012	$10.60883	$11.96308	366,380
01/01/2013 to 12/31/2013	$11.96308	$15.98615	359,521
01/01/2014 to 12/31/2014	$15.98615	$17.13785	364,972
01/01/2015 to 12/31/2015	$17.13785	$18.56219	390,119
01/01/2016 to 12/31/2016	$18.56219	$17.90707	365,110
01/01/2017 to 12/31/2017	$17.90707	$23.81386	368,003
01/01/2018 to 12/31/2018	$23.81386	$22.93529	322,193

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	189,485
01/01/2011 to 12/31/2011	$11.29330	$10.95551	336,887
01/01/2012 to 12/31/2012	$10.95551	$12.04063	653,350
01/01/2013 to 12/31/2013	$12.04063	$16.10352	577,122
01/01/2014 to 12/31/2014	$16.10352	$17.43484	900,638
01/01/2015 to 12/31/2015	$17.43484	$18.78781	698,619
01/01/2016 to 12/31/2016	$18.78781	$19.41983	659,126
01/01/2017 to 12/31/2017	$19.41983	$25.28556	587,964
01/01/2018 to 12/31/2018	$25.28556	$24.08630	446,688
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	313,949
01/01/2011 to 12/31/2011	$10.88308	$10.32113	453,670
01/01/2012 to 12/31/2012	$10.32113	$12.43595	818,069
01/01/2013 to 12/31/2013	$12.43595	$15.53932	924,018
01/01/2014 to 12/31/2014	$15.53932	$15.76524	893,148
01/01/2015 to 12/31/2015	$15.76524	$15.20794	811,824
01/01/2016 to 12/31/2016	$15.20794	$15.94814	766,672
01/01/2017 to 12/31/2017	$15.94814	$19.33665	694,836
01/01/2018 to 12/31/2018	$19.33665	$17.12009	543,668
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	69,804
01/01/2011 to 12/31/2011	$10.85871	$10.56782	101,083
01/01/2012 to 12/31/2012	$10.56782	$12.11316	249,054
01/01/2013 to 12/31/2013	$12.11316	$16.21185	263,789
01/01/2014 to 12/31/2014	$16.21185	$17.25380	286,582
01/01/2015 to 12/31/2015	$17.25380	$18.11252	198,780
01/01/2016 to 12/31/2016	$18.11252	$18.07191	191,987
01/01/2017 to 12/31/2017	$18.07191	$23.12682	179,148
01/01/2018 to 12/31/2018	$23.12682	$23.12527	174,478
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	487
01/01/2013 to 12/31/2013	$10.17946	$13.40436	30,115
01/01/2014 to 12/31/2014	$13.40436	$14.46368	66,282
01/01/2015 to 12/31/2015	$14.46368	$14.05744	124,089
01/01/2016 to 12/31/2016	$14.05744	$15.61340	198,007
01/01/2017 to 12/31/2017	$15.61340	$17.93707	273,196
01/01/2018 to 12/31/2018	$17.93707	$15.77605	191,046
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	182,245
01/01/2011 to 12/31/2011	$11.22185	$10.71360	279,795
01/01/2012 to 12/31/2012	$10.71360	$12.28480	466,088
01/01/2013 to 12/31/2013	$12.28480	$17.07924	611,307
01/01/2014 to 12/31/2014	$17.07924	$19.10337	646,008
01/01/2015 to 12/31/2015	$19.10337	$17.64787	610,672
01/01/2016 to 12/31/2016	$17.64787	$20.42786	634,200
01/01/2017 to 12/31/2017	$20.42786	$22.75780	593,925
01/01/2018 to 12/31/2018	$22.75780	$18.61396	442,842
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	895,325
01/01/2013 to 12/31/2013	$10.29169	$11.98140	1,114,810
01/01/2014 to 12/31/2014	$11.98140	$12.33254	1,170,124
01/01/2015 to 12/31/2015	$12.33254	$11.92365	1,004,244
01/01/2016 to 12/31/2016	$11.92365	$12.17840	910,753
01/01/2017 to 12/31/2017	$12.17840	$13.88984	910,757
01/01/2018 to 12/31/2018	$13.88984	$12.47141	738,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	476,936
01/01/2011 to 12/31/2011	$11.66195	$9.10284	664,092
01/01/2012 to 12/31/2012	$9.10284	$10.50918	1,181,912
01/01/2013 to 12/31/2013	$10.50918	$10.31145	1,168,271
01/01/2014 to 12/31/2014	$10.31145	$9.62209	1,032,136
01/01/2015 to 12/31/2015	$9.62209	$7.84425	931,152
01/01/2016 to 12/31/2016	$7.84425	$8.62930	840,971
01/01/2017 to 12/31/2017	$8.62930	$10.67714	878,413
01/01/2018 to 12/31/2018	$10.67714	$8.98352	744,679
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	4,586,837
01/01/2011 to 12/31/2011	$10.58499	$10.46635	10,310,852
01/01/2012 to 12/31/2012	$10.46635	$11.30921	16,150,559
01/01/2013 to 12/31/2013	$11.30921	$12.09170	15,260,664
01/01/2014 to 12/31/2014	$12.09170	$12.52144	14,101,630
01/01/2015 to 12/31/2015	$12.52144	$12.27605	12,732,885
01/01/2016 to 12/31/2016	$12.27605	$12.68287	11,691,694
01/01/2017 to 12/31/2017	$12.68287	$13.67509	10,989,323
01/01/2018 to 12/31/2018	$13.67509	$13.00614	9,206,580
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	48,356
01/01/2012 to 12/31/2012	$10.06267	$10.55146	348,835
01/01/2013 to 12/31/2013	$10.55146	$10.09089	425,576
01/01/2014 to 12/31/2014	$10.09089	$10.47775	498,444
01/01/2015 to 12/31/2015	$10.47775	$10.23026	624,104
01/01/2016 to 12/31/2016	$10.23026	$10.43751	574,988
01/01/2017 to 12/31/2017	$10.43751	$10.79838	582,280
01/01/2018 to 12/31/2018	$10.79838	$10.48440	583,620
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	3,712,117
01/01/2011 to 12/31/2011	$11.49547	$10.55499	5,954,130
01/01/2012 to 12/31/2012	$10.55499	$11.66811	10,641,823
01/01/2013 to 12/31/2013	$11.66811	$13.36799	11,234,481
01/01/2014 to 12/31/2014	$13.36799	$14.29091	11,027,596
01/01/2015 to 12/31/2015	$14.29091	$13.90511	18,528,500
01/01/2016 to 12/31/2016	$13.90511	$14.98807	17,001,349
01/01/2017 to 12/31/2017	$14.98807	$17.03621	26,046,854
01/01/2018 to 12/31/2018	$17.03621	$15.40978	20,008,167
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	60,348
01/01/2011 to 12/31/2011	$10.87869	$11.01886	118,986
01/01/2012 to 12/31/2012	$11.01886	$12.81560	223,207
01/01/2013 to 12/31/2013	$12.81560	$16.61507	238,283
01/01/2014 to 12/31/2014	$16.61507	$19.06605	315,106
01/01/2015 to 12/31/2015	$19.06605	$19.24041	327,003
01/01/2016 to 12/31/2016	$19.24041	$21.63385	298,638
01/01/2017 to 12/31/2017	$21.63385	$25.89381	286,427
01/01/2018 to 12/31/2018	$25.89381	$23.26422	235,218

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	3,202,539
01/01/2011 to 12/31/2011	$10.77337	$10.35589	6,297,134
01/01/2012 to 12/31/2012	$10.35589	$11.18047	11,013,705
01/01/2013 to 12/31/2013	$11.18047	$12.30719	11,015,991
01/01/2014 to 12/31/2014	$12.30719	$12.66800	10,238,199
01/01/2015 to 12/31/2015	$12.66800	$12.38138	9,740,122
01/01/2016 to 12/31/2016	$12.38138	$12.70553	8,734,440
01/01/2017 to 12/31/2017	$12.70553	$14.45873	8,379,981
01/01/2018 to 12/31/2018	$14.45873	$13.03493	6,798,568
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	134,008
01/01/2011 to 12/31/2011	$12.14387	$10.33026	272,000
01/01/2012 to 12/31/2012	$10.33026	$12.14309	472,973
01/01/2013 to 12/31/2013	$12.14309	$16.73995	485,972
01/01/2014 to 12/31/2014	$16.73995	$17.19813	441,793
01/01/2015 to 12/31/2015	$17.19813	$17.06163	393,502
01/01/2016 to 12/31/2016	$17.06163	$17.99015	341,177
01/01/2017 to 12/31/2017	$17.99015	$22.49062	292,969
01/01/2018 to 12/31/2018	$22.49062	$19.62824	234,725
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	196,458
01/01/2011 to 12/31/2011	$12.60328	$12.21817	299,003
01/01/2012 to 12/31/2012	$12.21817	$13.41755	577,925
01/01/2013 to 12/31/2013	$13.41755	$17.75618	609,853
01/01/2014 to 12/31/2014	$17.75618	$18.04719	496,075
01/01/2015 to 12/31/2015	$18.04719	$17.80700	436,884
01/01/2016 to 12/31/2016	$17.80700	$19.53933	416,555
01/01/2017 to 12/31/2017	$19.53933	$23.70528	393,111
01/01/2018 to 12/31/2018	$23.70528	$21.25441	341,756
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	105,127
01/01/2011 to 12/31/2011	$11.45416	$10.54377	159,251
01/01/2012 to 12/31/2012	$10.54377	$12.19664	281,664
01/01/2013 to 12/31/2013	$12.19664	$16.40654	310,561
01/01/2014 to 12/31/2014	$16.40654	$16.90814	275,770
01/01/2015 to 12/31/2015	$16.90814	$15.83959	223,450
01/01/2016 to 12/31/2016	$15.83959	$20.03660	242,821
01/01/2017 to 12/31/2017	$20.03660	$21.05817	245,215
01/01/2018 to 12/31/2018	$21.05817	$17.09362	157,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	4,889,068
01/01/2011 to 12/31/2011	$10.68099	$10.66444	10,210,336
01/01/2012 to 12/31/2012	$10.66444	$11.84920	20,138,252
01/01/2013 to 12/31/2013	$11.84920	$13.55300	20,387,641
01/01/2014 to 12/31/2014	$13.55300	$14.04852	19,676,026
01/01/2015 to 12/31/2015	$14.04852	$13.75930	23,116,289
01/01/2016 to 12/31/2016	$13.75930	$14.48726	21,511,034
01/01/2017 to 12/31/2017	$14.48726	$16.36920	19,801,328
01/01/2018 to 12/31/2018	$16.36920	$15.16999	16,869,578
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	438,944
01/01/2011 to 12/31/2011	$11.12457	$10.70663	741,977
01/01/2012 to 12/31/2012	$10.70663	$12.32438	1,368,551
01/01/2013 to 12/31/2013	$12.32438	$17.37774	1,413,534
01/01/2014 to 12/31/2014	$17.37774	$18.43263	1,374,787
01/01/2015 to 12/31/2015	$18.43263	$19.77495	1,118,028
01/01/2016 to 12/31/2016	$19.77495	$19.88294	1,104,974
01/01/2017 to 12/31/2017	$19.88294	$26.84167	1,090,526
01/01/2018 to 12/31/2018	$26.84167	$27.29090	958,308
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	38,110
01/01/2011 to 12/31/2011	$10.65635	$10.38154	203,130
01/01/2012 to 12/31/2012	$10.38154	$11.52522	518,378
01/01/2013 to 12/31/2013	$11.52522	$15.19051	475,590
01/01/2014 to 12/31/2014	$15.19051	$15.10316	391,110
01/01/2015 to 12/31/2015	$15.10316	$13.88932	362,052
01/01/2016 to 12/31/2016	$13.88932	$14.43178	344,813
01/01/2017 to 12/31/2017	$14.43178	$16.46836	312,426
01/01/2018 to 12/31/2018	$16.46836	$14.55517	272,714
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	573,055
01/01/2011 to 12/31/2011	$11.46379	$9.54897	868,367
01/01/2012 to 12/31/2012	$9.54897	$9.68622	1,414,997
01/01/2013 to 12/31/2013	$9.68622	$10.94133	1,407,132
01/01/2014 to 12/31/2014	$10.94133	$9.81585	1,377,339
01/01/2015 to 12/31/2015	$9.81585	$7.75949	1,373,414
01/01/2016 to 12/31/2016	$7.75949	$9.46706	1,195,413
01/01/2017 to 12/31/2017	$9.46706	$10.22409	1,178,685
01/01/2018 to 12/31/2018	$10.22409	$8.34146	825,711
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	205,208
01/01/2011 to 12/31/2011	$10.29998	$10.49994	382,952
01/01/2012 to 12/31/2012	$10.49994	$10.81629	574,782
01/01/2013 to 12/31/2013	$10.81629	$10.19168	601,580
01/01/2014 to 12/31/2014	$10.19168	$10.03320	566,789
01/01/2015 to 12/31/2015	$10.03320	$9.36886	466,102
01/01/2016 to 12/31/2016	$9.36886	$9.57221	446,041
01/01/2017 to 12/31/2017	$9.57221	$9.56300	471,699
01/01/2018 to 12/31/2018	$9.56300	$9.54828	350,882

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	123,513
01/01/2011 to 12/31/2011	$11.48881	$10.85968	189,254
01/01/2012 to 12/31/2012	$10.85968	$12.58860	342,440
01/01/2013 to 12/31/2013	$12.58860	$16.31935	366,853
01/01/2014 to 12/31/2014	$16.31935	$18.36824	328,204
01/01/2015 to 12/31/2015	$18.36824	$16.79407	318,024
01/01/2016 to 12/31/2016	$16.79407	$18.74335	274,958
01/01/2017 to 12/31/2017	$18.74335	$21.75133	229,819
01/01/2018 to 12/31/2018	$21.75133	$17.77316	167,180
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	931,127
01/01/2012 to 12/31/2012	$8.81016	$9.57427	2,504,847
01/01/2013 to 12/31/2013	$9.57427	$11.29515	3,282,509
01/01/2014 to 12/31/2014	$11.29515	$11.66673	3,551,805
01/01/2015 to 12/31/2015	$11.66673	$11.34940	3,025,807
01/01/2016 to 12/31/2016	$11.34940	$11.83661	2,631,494
01/01/2017 to 12/31/2017	$11.83661	$13.16397	2,564,704
01/01/2018 to 12/31/2018	$13.16397	$12.24203	2,128,075
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	637,730
01/01/2011 to 12/31/2011	$10.38898	$10.78389	1,103,783
01/01/2012 to 12/31/2012	$10.78389	$11.38606	1,945,738
01/01/2013 to 12/31/2013	$11.38606	$10.98046	2,105,634
01/01/2014 to 12/31/2014	$10.98046	$11.52347	2,225,446
01/01/2015 to 12/31/2015	$11.52347	$11.42096	2,153,202
01/01/2016 to 12/31/2016	$11.42096	$11.75748	2,310,203
01/01/2017 to 12/31/2017	$11.75748	$12.23735	2,316,088
01/01/2018 to 12/31/2018	$12.23735	$11.70770	3,166,374
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	1,982,880
01/01/2011 to 12/31/2011	$10.76360	$10.23677	1,624,541
01/01/2012 to 12/31/2012	$10.23677	$11.25791	1,330,124
01/01/2013 to 12/31/2013	$11.25791	$12.09609	955,571
01/01/2014 to 12/31/2014	$12.09609	$12.26912	696,255
01/01/2015 to 12/31/2015	$12.26912	$11.60105	281,680
01/01/2016 to 12/31/2016	$11.60105	$12.05305	197,525
01/01/2017 to 12/31/2017	$12.05305	$13.25866	198,645
01/01/2018 to 12/31/2018	$13.25866	$11.89825	69,191
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	1,426,285
01/01/2011 to 12/31/2011	$10.86903	$10.63140	1,184,101
01/01/2012 to 12/31/2012	$10.63140	$11.80420	1,178,277
01/01/2013 to 12/31/2013	$11.80420	$13.44221	940,524
01/01/2014 to 12/31/2014	$13.44221	$13.93521	645,641
01/01/2015 to 12/31/2015	$13.93521	$13.72405	297,367
01/01/2016 to 12/31/2016	$13.72405	$14.36201	240,475
01/01/2017 to 12/31/2017	$14.36201	$16.40782	208,352
01/01/2018 to 12/31/2018	$16.40782	$15.08486	73,187
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	2,364,506
01/01/2011 to 12/31/2011	$10.72203	$10.34844	1,461,557
01/01/2012 to 12/31/2012	$10.34844	$11.37141	1,327,342
01/01/2013 to 12/31/2013	$11.37141	$13.07048	1,084,043
01/01/2014 to 12/31/2014	$13.07048	$13.60269	793,257
01/01/2015 to 12/31/2015	$13.60269	$13.35307	408,283
01/01/2016 to 12/31/2016	$13.35307	$13.86830	277,964
01/01/2017 to 12/31/2017	$13.86830	$15.56997	296,837
01/01/2018 to 12/31/2018	$15.56997	$14.45940	129,314
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	16,940
01/01/2012 to 12/31/2012	$9.12620	$9.97667	55,542
01/01/2013 to 12/31/2013	$9.97667	$10.80518	57,583
01/01/2014 to 12/31/2014	$10.80518	$11.07340	27,998
01/01/2015 to 12/31/2015	$11.07340	$10.49404	20,891
01/01/2016 to 12/31/2016	$10.49404	$10.96688	28,751
01/01/2017 to 12/31/2017	$10.96688	$12.06665	21,095
01/01/2018 to 12/31/2018	$12.06665	$11.16542	3,300
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	127,840
01/01/2011 to 12/31/2011	$10.05274	$10.04285	173,864
01/01/2012 to 12/31/2012	$10.04285	$10.27228	74,789
01/01/2013 to 12/31/2013	$10.27228	$9.81790	241,886
01/01/2014 to 12/31/2014	$9.81790	$9.58291	313,590
01/01/2015 to 12/31/2015	$9.58291	$9.40784	209,042
01/01/2016 to 12/31/2016	$9.40784	$9.34229	143,241
01/01/2017 to 12/31/2017	$9.34229	$9.28330	144,230
01/01/2018 to 12/31/2018	$9.28330	$9.13630	61,713

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	904,921
01/01/2011 to 12/31/2011	$10.32475	$10.40836	596,566
01/01/2012 to 12/31/2012	$10.40836	$11.11653	610,011
01/01/2013 to 12/31/2013	$11.11653	$10.66129	478,791
01/01/2014 to 12/31/2014	$10.66129	$10.85686	415,361
01/01/2015 to 12/31/2015	$10.85686	$10.38362	218,374
01/01/2016 to 12/31/2016	$10.38362	$10.57422	215,833
01/01/2017 to 12/31/2017	$10.57422	$10.78227	151,390
01/01/2018 to 12/31/2018	$10.78227	$10.46331	55,618
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00679	$10.59877	0
01/01/2011 to 12/31/2011	$10.59877	$11.76169	5,716,416
01/01/2012 to 12/31/2012	$11.76169	$12.14766	5,241,794
01/01/2013 to 12/31/2013	$12.14766	$11.49527	2,711,682
01/01/2014 to 12/31/2014	$11.49527	$11.52978	1,962,192
01/01/2015 to 12/31/2015	$11.52978	$11.35600	1,369,191
01/01/2016 to 12/31/2016	$11.35600	$11.27384	1,134,179
01/01/2017 to 12/31/2017	$11.27384	$11.09363	1,603,801
01/01/2018 to 12/31/2018	$11.09363	$10.91927	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	647,618
01/01/2013 to 12/31/2013	$12.42372	$11.55152	396,527
01/01/2014 to 12/31/2014	$11.55152	$11.76707	149,647
01/01/2015 to 12/31/2015	$11.76707	$11.61949	158,497
01/01/2016 to 12/31/2016	$11.61949	$11.51704	137,196
01/01/2017 to 12/31/2017	$11.51704	$11.33848	129,650
01/01/2018 to 12/31/2018	$11.33848	$11.13899	1,084,044
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	18,382
01/01/2012 to 12/31/2012	$12.32822	$12.80538	2,953
01/01/2013 to 12/31/2013	$12.80538	$11.69563	856,375
01/01/2014 to 12/31/2014	$11.69563	$12.13039	668,353
01/01/2015 to 12/31/2015	$12.13039	$12.03229	469,863
01/01/2016 to 12/31/2016	$12.03229	$11.98615	251,700
01/01/2017 to 12/31/2017	$11.98615	$11.81485	122,925
01/01/2018 to 12/31/2018	$11.81485	$11.57527	113,781
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	3,859,454
01/01/2012 to 12/31/2012	$12.61630	$13.16317	3,570,965
01/01/2013 to 12/31/2013	$13.16317	$11.96003	1,878,838
01/01/2014 to 12/31/2014	$11.96003	$12.58253	2,162,451
01/01/2015 to 12/31/2015	$12.58253	$12.51228	1,995,116
01/01/2016 to 12/31/2016	$12.51228	$12.47376	1,330,486
01/01/2017 to 12/31/2017	$12.47376	$12.38018	656,702
01/01/2018 to 12/31/2018	$12.38018	$12.10205	611,486

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	1,120,790
01/01/2012 to 12/31/2012	$11.95962	$12.36732	1,828,179
01/01/2013 to 12/31/2013	$12.36732	$10.90536	1,447,347
01/01/2014 to 12/31/2014	$10.90536	$11.75937	812,449
01/01/2015 to 12/31/2015	$11.75937	$11.72977	1,660,056
01/01/2016 to 12/31/2016	$11.72977	$11.66990	1,328,785
01/01/2017 to 12/31/2017	$11.66990	$11.58096	471,525
01/01/2018 to 12/31/2018	$11.58096	$11.29641	339,562
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	257,143
01/01/2013 to 12/31/2013	$10.34590	$9.07699	3,160,323
01/01/2014 to 12/31/2014	$9.07699	$9.98740	1,234,695
01/01/2015 to 12/31/2015	$9.98740	$10.02192	44,736
01/01/2016 to 12/31/2016	$10.02192	$9.97904	272,403
01/01/2017 to 12/31/2017	$9.97904	$9.91543	58,496
01/01/2018 to 12/31/2018	$9.91543	$9.66060	128,690
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	473,545
01/01/2014 to 12/31/2014	$8.70488	$9.74562	897,728
01/01/2015 to 12/31/2015	$9.74562	$9.79194	41,302
01/01/2016 to 12/31/2016	$9.79194	$9.74958	4,809
01/01/2017 to 12/31/2017	$9.74958	$9.68628	463,674
01/01/2018 to 12/31/2018	$9.68628	$9.40135	583,835
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	254,897
01/01/2015 to 12/31/2015	$11.24540	$11.20625	2,629,591
01/01/2016 to 12/31/2016	$11.20625	$11.21982	317,798
01/01/2017 to 12/31/2017	$11.21982	$11.16296	116,584
01/01/2018 to 12/31/2018	$11.16296	$10.82474	1,121,650
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	296,254
01/01/2016 to 12/31/2016	$9.88722	$9.86091	1,586,240
01/01/2017 to 12/31/2017	$9.86091	$9.86801	915,738
01/01/2018 to 12/31/2018	$9.86801	$9.53963	610,279
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	1,250,303
01/01/2017 to 12/31/2017	$9.82927	$9.86166	765,645
01/01/2018 to 12/31/2018	$9.86166	$9.51243	699,433
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98561	65,153
01/01/2018 to 12/31/2018	$9.98561	$9.55422	457,091
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61243	33,503
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	2,173,767
01/01/2011 to 12/31/2011	$10.80239	$10.29819	1,486,802
01/01/2012 to 12/31/2012	$10.29819	$11.44169	1,337,502
01/01/2013 to 12/31/2013	$11.44169	$13.71394	1,360,711
01/01/2014 to 12/31/2014	$13.71394	$14.33579	1,272,897
01/01/2015 to 12/31/2015	$14.33579	$14.08079	726,162
01/01/2016 to 12/31/2016	$14.08079	$14.69822	516,836
01/01/2017 to 12/31/2017	$14.69822	$16.93035	533,427
01/01/2018 to 12/31/2018	$16.93035	$15.51040	206,713

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	9,115
01/01/2014 to 12/31/2014	$11.59720	$12.87257	4,627
01/01/2015 to 12/31/2015	$12.87257	$12.12727	2,953
01/01/2016 to 12/31/2016	$12.12727	$13.61387	8,794
01/01/2017 to 12/31/2017	$13.61387	$15.74958	22,728
01/01/2018 to 12/31/2018	$15.74958	$14.65209	10,164
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	51,593
01/01/2011 to 12/31/2011	$11.75243	$12.23924	33,996
01/01/2012 to 12/31/2012	$12.23924	$13.79249	84,179
01/01/2013 to 12/31/2013	$13.79249	$13.89752	71,435
01/01/2014 to 12/31/2014	$13.89752	$17.77560	35,695
01/01/2015 to 12/31/2015	$17.77560	$18.20804	14,442
01/01/2016 to 12/31/2016	$18.20804	$18.64698	20,911
01/01/2017 to 12/31/2017	$18.64698	$19.35710	16,518
01/01/2018 to 12/31/2018	$19.35710	$18.01025	3,345
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	1,466,091
01/01/2011 to 12/31/2011	$10.98381	$10.57010	1,058,162
01/01/2012 to 12/31/2012	$10.57010	$11.42496	967,785
01/01/2013 to 12/31/2013	$11.42496	$12.80989	817,178
01/01/2014 to 12/31/2014	$12.80989	$12.90966	445,867
01/01/2015 to 12/31/2015	$12.90966	$12.73776	192,501
01/01/2016 to 12/31/2016	$12.73776	$12.97467	143,531
01/01/2017 to 12/31/2017	$12.97467	$14.76525	128,948
01/01/2018 to 12/31/2018	$14.76525	$13.30663	42,458
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	20,879
01/01/2011 to 12/31/2011	$11.51275	$10.68145	12,375
01/01/2012 to 12/31/2012	$10.68145	$13.23265	11,547
01/01/2013 to 12/31/2013	$13.23265	$13.49041	13,629
01/01/2014 to 12/31/2014	$13.49041	$15.01538	14,908
01/01/2015 to 12/31/2015	$15.01538	$14.65689	4,941
01/01/2016 to 12/31/2016	$14.65689	$14.44880	9,661
01/01/2017 to 12/31/2017	$14.44880	$15.65417	7,790
01/01/2018 to 12/31/2018	$15.65417	$14.57188	2,218
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99134	$10.73491	62,866
01/01/2011 to 12/31/2011	$10.73491	$9.90949	26,852
01/01/2012 to 12/31/2012	$9.90949	$11.58529	21,649
01/01/2013 to 12/31/2013	$11.58529	$15.11560	24,250
01/01/2014 to 12/31/2014	$15.11560	$16.70734	25,237
01/01/2015 to 12/31/2015	$16.70734	$15.56866	22,722
01/01/2016 to 12/31/2016	$15.56866	$16.96697	27,112
01/01/2017 to 12/31/2017	$16.96697	$18.19362	11,463
01/01/2018 to 12/31/2018	$18.19362	$16.25729	7,010

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	87,362
01/01/2011 to 12/31/2011	$11.38383	$10.79120	46,970
01/01/2012 to 12/31/2012	$10.79120	$12.61054	39,264
01/01/2013 to 12/31/2013	$12.61054	$16.28679	39,588
01/01/2014 to 12/31/2014	$16.28679	$17.74638	42,790
01/01/2015 to 12/31/2015	$17.74638	$16.35246	410,145
01/01/2016 to 12/31/2016	$16.35246	$16.23998	278,585
01/01/2017 to 12/31/2017	$16.23998	$20.16622	301,977
01/01/2018 to 12/31/2018	$20.16622	$18.84305	133,012
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	300,563
01/01/2011 to 12/31/2011	$10.67177	$10.37382	209,744
01/01/2012 to 12/31/2012	$10.37382	$11.16148	189,782
01/01/2013 to 12/31/2013	$11.16148	$11.97581	130,100
01/01/2014 to 12/31/2014	$11.97581	$12.17331	116,905
01/01/2015 to 12/31/2015	$12.17331	$11.78513	56,001
01/01/2016 to 12/31/2016	$11.78513	$12.11993	44,231
01/01/2017 to 12/31/2017	$12.11993	$13.29642	46,099
01/01/2018 to 12/31/2018	$13.29642	$12.07223	14,573
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	56,975
01/01/2011 to 12/31/2011	$11.45866	$11.34127	33,845
01/01/2012 to 12/31/2012	$11.34127	$12.81851	85,604
01/01/2013 to 12/31/2013	$12.81851	$17.38469	152,825
01/01/2014 to 12/31/2014	$17.38469	$18.20742	230,703
01/01/2015 to 12/31/2015	$18.20742	$16.81121	196,132
01/01/2016 to 12/31/2016	$16.81121	$20.41897	153,029
01/01/2017 to 12/31/2017	$20.41897	$22.38219	79,406
01/01/2018 to 12/31/2018	$22.38219	$18.78927	19,374
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	264,690
01/01/2011 to 12/31/2011	$9.81590	$9.59256	229,144
01/01/2012 to 12/31/2012	$9.59256	$9.37229	49,789
01/01/2013 to 12/31/2013	$9.37229	$9.15665	25,324
01/01/2014 to 12/31/2014	$9.15665	$8.94614	37,101
01/01/2015 to 12/31/2015	$8.94614	$8.74032	57,453
01/01/2016 to 12/31/2016	$8.74032	$8.53994	31,526
01/01/2017 to 12/31/2017	$8.53994	$8.37260	13,390
01/01/2018 to 12/31/2018	$8.37260	$8.28535	3,694
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	45,845
01/01/2011 to 12/31/2011	$10.73309	$10.81948	55,106
01/01/2012 to 12/31/2012	$10.81948	$12.03683	65,235
01/01/2013 to 12/31/2013	$12.03683	$12.60442	25,152
01/01/2014 to 12/31/2014	$12.60442	$12.62960	23,037
01/01/2015 to 12/31/2015	$12.62960	$11.89940	10,822
01/01/2016 to 12/31/2016	$11.89940	$13.41635	11,132
01/01/2017 to 12/31/2017	$13.41635	$14.08796	9,267
01/01/2018 to 12/31/2018	$14.08796	$13.48870	2,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	11,944
01/01/2011 to 12/31/2011	$10.58960	$9.91346	6,827
01/01/2012 to 12/31/2012	$9.91346	$11.32062	9,733
01/01/2013 to 12/31/2013	$11.32062	$15.46916	21,107
01/01/2014 to 12/31/2014	$15.46916	$17.19095	15,998
01/01/2015 to 12/31/2015	$17.19095	$15.47940	9,487
01/01/2016 to 12/31/2016	$15.47940	$18.13181	9,359
01/01/2017 to 12/31/2017	$18.13181	$21.11617	14,391
01/01/2018 to 12/31/2018	$21.11617	$17.70842	8,186
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	20,551
01/01/2011 to 12/31/2011	$11.22607	$9.55062	16,008
01/01/2012 to 12/31/2012	$9.55062	$11.23108	13,338
01/01/2013 to 12/31/2013	$11.23108	$13.06392	10,499
01/01/2014 to 12/31/2014	$13.06392	$12.05820	11,425
01/01/2015 to 12/31/2015	$12.05820	$12.15171	5,780
01/01/2016 to 12/31/2016	$12.15171	$11.42423	4,567
01/01/2017 to 12/31/2017	$11.42423	$15.11667	5,226
01/01/2018 to 12/31/2018	$15.11667	$12.79841	3,946
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	59,646
01/01/2011 to 12/31/2011	$10.76596	$9.19856	29,045
01/01/2012 to 12/31/2012	$9.19856	$10.48534	22,184
01/01/2013 to 12/31/2013	$10.48534	$12.23853	46,321
01/01/2014 to 12/31/2014	$12.23853	$11.15543	32,788
01/01/2015 to 12/31/2015	$11.15543	$10.98783	23,650
01/01/2016 to 12/31/2016	$10.98783	$10.79796	22,562
01/01/2017 to 12/31/2017	$10.79796	$12.95711	5,185
01/01/2018 to 12/31/2018	$12.95711	$10.61485	2,043
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	324,591
01/01/2011 to 12/31/2011	$10.84209	$10.53278	217,080
01/01/2012 to 12/31/2012	$10.53278	$11.68784	172,026
01/01/2013 to 12/31/2013	$11.68784	$13.27832	113,065
01/01/2014 to 12/31/2014	$13.27832	$13.79866	102,221
01/01/2015 to 12/31/2015	$13.79866	$13.33999	41,719
01/01/2016 to 12/31/2016	$13.33999	$13.71391	25,075
01/01/2017 to 12/31/2017	$13.71391	$15.67133	26,767
01/01/2018 to 12/31/2018	$15.67133	$14.18034	12,326
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	41,928
01/01/2011 to 12/31/2011	$10.52888	$9.34567	21,558
01/01/2012 to 12/31/2012	$9.34567	$11.13086	20,843
01/01/2013 to 12/31/2013	$11.13086	$12.54532	18,447
01/01/2014 to 12/31/2014	$12.54532	$11.47656	15,955
01/01/2015 to 12/31/2015	$11.47656	$10.89916	6,951
01/01/2016 to 12/31/2016	$10.89916	$10.85482	4,564
01/01/2017 to 12/31/2017	$10.85482	$13.74874	4,640
01/01/2018 to 12/31/2018	$13.74874	$11.08436	2,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	328,331
01/01/2011 to 12/31/2011	$10.55869	$10.34036	191,622
01/01/2012 to 12/31/2012	$10.34036	$11.18508	172,799
01/01/2013 to 12/31/2013	$11.18508	$12.13349	137,547
01/01/2014 to 12/31/2014	$12.13349	$12.50029	79,933
01/01/2015 to 12/31/2015	$12.50029	$12.19051	45,125
01/01/2016 to 12/31/2016	$12.19051	$12.36794	30,767
01/01/2017 to 12/31/2017	$12.36794	$13.55149	33,677
01/01/2018 to 12/31/2018	$13.55149	$12.55951	15,561
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	27,515
01/01/2011 to 12/31/2011	$10.74695	$10.56966	9,400
01/01/2012 to 12/31/2012	$10.56966	$11.89459	9,717
01/01/2013 to 12/31/2013	$11.89459	$15.86218	4,863
01/01/2014 to 12/31/2014	$15.86218	$16.97024	4,849
01/01/2015 to 12/31/2015	$16.97024	$18.34311	11,903
01/01/2016 to 12/31/2016	$18.34311	$17.65976	3,417
01/01/2017 to 12/31/2017	$17.65976	$23.43708	2,964
01/01/2018 to 12/31/2018	$23.43708	$22.52610	1,812
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	47,226
01/01/2011 to 12/31/2011	$11.27468	$10.91510	27,111
01/01/2012 to 12/31/2012	$10.91510	$11.97169	25,846
01/01/2013 to 12/31/2013	$11.97169	$15.97874	14,177
01/01/2014 to 12/31/2014	$15.97874	$17.26455	26,576
01/01/2015 to 12/31/2015	$17.26455	$18.56636	9,083
01/01/2016 to 12/31/2016	$18.56636	$19.15200	8,809
01/01/2017 to 12/31/2017	$19.15200	$24.88609	128,468
01/01/2018 to 12/31/2018	$24.88609	$23.65703	74,856
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	54,255
01/01/2011 to 12/31/2011	$10.86514	$10.28312	47,905
01/01/2012 to 12/31/2012	$10.28312	$12.36479	50,071
01/01/2013 to 12/31/2013	$12.36479	$15.41885	515,310
01/01/2014 to 12/31/2014	$15.41885	$15.61113	719,675
01/01/2015 to 12/31/2015	$15.61113	$15.02861	545,107
01/01/2016 to 12/31/2016	$15.02861	$15.72804	388,844
01/01/2017 to 12/31/2017	$15.72804	$19.03087	325,390
01/01/2018 to 12/31/2018	$19.03087	$16.81466	143,620
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	13,556
01/01/2011 to 12/31/2011	$10.84075	$10.52884	10,363
01/01/2012 to 12/31/2012	$10.52884	$12.04371	12,800
01/01/2013 to 12/31/2013	$12.04371	$16.08596	20,550
01/01/2014 to 12/31/2014	$16.08596	$17.08490	19,721
01/01/2015 to 12/31/2015	$17.08490	$17.89862	6,906
01/01/2016 to 12/31/2016	$17.89862	$17.82217	15,195
01/01/2017 to 12/31/2017	$17.82217	$22.76078	10,007
01/01/2018 to 12/31/2018	$22.76078	$22.71240	3,300

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	153
01/01/2013 to 12/31/2013	$10.17167	$13.36678	22,155
01/01/2014 to 12/31/2014	$13.36678	$14.39378	18,108
01/01/2015 to 12/31/2015	$14.39378	$13.96103	11,681
01/01/2016 to 12/31/2016	$13.96103	$15.47471	13,879
01/01/2017 to 12/31/2017	$15.47471	$17.74152	13,070
01/01/2018 to 12/31/2018	$17.74152	$15.57193	4,669
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	55,297
01/01/2011 to 12/31/2011	$11.20328	$10.67411	32,189
01/01/2012 to 12/31/2012	$10.67411	$12.21442	32,995
01/01/2013 to 12/31/2013	$12.21442	$16.94666	84,576
01/01/2014 to 12/31/2014	$16.94666	$18.91641	57,586
01/01/2015 to 12/31/2015	$18.91641	$17.43947	33,417
01/01/2016 to 12/31/2016	$17.43947	$20.14556	51,932
01/01/2017 to 12/31/2017	$20.14556	$22.39770	33,476
01/01/2018 to 12/31/2018	$22.39770	$18.28181	12,673
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	20,434
01/01/2013 to 12/31/2013	$10.27736	$11.94018	53,780
01/01/2014 to 12/31/2014	$11.94018	$12.26499	12,446
01/01/2015 to 12/31/2015	$12.26499	$11.83407	4,754
01/01/2016 to 12/31/2016	$11.83407	$12.06220	2,344
01/01/2017 to 12/31/2017	$12.06220	$13.72931	4,455
01/01/2018 to 12/31/2018	$13.72931	$12.30195	2,074
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	117,680
01/01/2011 to 12/31/2011	$11.64283	$9.06934	70,061
01/01/2012 to 12/31/2012	$9.06934	$10.44909	56,779
01/01/2013 to 12/31/2013	$10.44909	$10.23152	51,495
01/01/2014 to 12/31/2014	$10.23152	$9.52798	44,431
01/01/2015 to 12/31/2015	$9.52798	$7.75161	24,683
01/01/2016 to 12/31/2016	$7.75161	$8.51008	19,325
01/01/2017 to 12/31/2017	$8.51008	$10.50821	11,629
01/01/2018 to 12/31/2018	$10.50821	$8.82316	8,885
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	1,848,364
01/01/2011 to 12/31/2011	$10.56757	$10.42777	1,513,061
01/01/2012 to 12/31/2012	$10.42777	$11.24445	1,286,079
01/01/2013 to 12/31/2013	$11.24445	$11.99793	728,449
01/01/2014 to 12/31/2014	$11.99793	$12.39894	756,319
01/01/2015 to 12/31/2015	$12.39894	$12.13111	466,649
01/01/2016 to 12/31/2016	$12.13111	$12.50763	302,887
01/01/2017 to 12/31/2017	$12.50763	$13.45876	291,617
01/01/2018 to 12/31/2018	$13.45876	$12.77407	66,575
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	398
01/01/2012 to 12/31/2012	$10.05915	$10.52610	18,678
01/01/2013 to 12/31/2013	$10.52610	$10.04606	48,013
01/01/2014 to 12/31/2014	$10.04606	$10.40988	48,585
01/01/2015 to 12/31/2015	$10.40988	$10.14319	34,924
01/01/2016 to 12/31/2016	$10.14319	$10.32759	48,313
01/01/2017 to 12/31/2017	$10.32759	$10.66282	37,788
01/01/2018 to 12/31/2018	$10.66282	$10.33170	9,057

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	795,562
01/01/2011 to 12/31/2011	$11.47648	$10.51610	600,412
01/01/2012 to 12/31/2012	$10.51610	$11.60136	690,467
01/01/2013 to 12/31/2013	$11.60136	$13.26440	320,294
01/01/2014 to 12/31/2014	$13.26440	$14.15124	263,203
01/01/2015 to 12/31/2015	$14.15124	$13.74109	291,938
01/01/2016 to 12/31/2016	$13.74109	$14.78113	230,888
01/01/2017 to 12/31/2017	$14.78113	$16.76680	425,085
01/01/2018 to 12/31/2018	$16.76680	$15.13489	160,575
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	16,287
01/01/2011 to 12/31/2011	$10.86080	$10.97830	7,562
01/01/2012 to 12/31/2012	$10.97830	$12.74231	7,541
01/01/2013 to 12/31/2013	$12.74231	$16.48642	7,527
01/01/2014 to 12/31/2014	$16.48642	$18.87993	7,278
01/01/2015 to 12/31/2015	$18.87993	$19.01370	2,794
01/01/2016 to 12/31/2016	$19.01370	$21.33549	2,842
01/01/2017 to 12/31/2017	$21.33549	$25.48471	61,899
01/01/2018 to 12/31/2018	$25.48471	$22.84964	36,054
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
01/01/2017 to 12/31/2017	$12.38861	$14.30628	0
01/01/2018 to 12/31/2018	$14.30628	$13.06308	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	380,072
01/01/2011 to 12/31/2011	$10.75566	$10.31779	266,575
01/01/2012 to 12/31/2012	$10.31779	$11.11657	238,332
01/01/2013 to 12/31/2013	$11.11657	$12.21187	138,116
01/01/2014 to 12/31/2014	$12.21187	$12.54429	155,391
01/01/2015 to 12/31/2015	$12.54429	$12.23535	112,760
01/01/2016 to 12/31/2016	$12.23535	$12.53023	82,901
01/01/2017 to 12/31/2017	$12.53023	$14.23020	87,202
01/01/2018 to 12/31/2018	$14.23020	$12.80249	26,744
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	23,209
01/01/2011 to 12/31/2011	$12.12383	$10.29217	28,282
01/01/2012 to 12/31/2012	$10.29217	$12.07351	26,717
01/01/2013 to 12/31/2013	$12.07351	$16.61005	32,442
01/01/2014 to 12/31/2014	$16.61005	$17.02978	28,832
01/01/2015 to 12/31/2015	$17.02978	$16.86020	12,912
01/01/2016 to 12/31/2016	$16.86020	$17.74165	16,937
01/01/2017 to 12/31/2017	$17.74165	$22.13488	13,043
01/01/2018 to 12/31/2018	$22.13488	$19.27810	4,328

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	21,297
01/01/2011 to 12/31/2011	$12.58259	$12.17325	15,339
01/01/2012 to 12/31/2012	$12.17325	$13.34082	12,061
01/01/2013 to 12/31/2013	$13.34082	$17.61871	10,437
01/01/2014 to 12/31/2014	$17.61871	$17.87086	8,732
01/01/2015 to 12/31/2015	$17.87086	$17.59705	5,392
01/01/2016 to 12/31/2016	$17.59705	$19.26963	5,355
01/01/2017 to 12/31/2017	$19.26963	$23.33046	3,124
01/01/2018 to 12/31/2018	$23.33046	$20.87538	1,833
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	23,651
01/01/2011 to 12/31/2011	$11.43543	$10.50502	22,275
01/01/2012 to 12/31/2012	$10.50502	$12.12694	18,090
01/01/2013 to 12/31/2013	$12.12694	$16.27955	33,124
01/01/2014 to 12/31/2014	$16.27955	$16.74311	25,788
01/01/2015 to 12/31/2015	$16.74311	$15.65300	13,667
01/01/2016 to 12/31/2016	$15.65300	$19.76030	14,554
01/01/2017 to 12/31/2017	$19.76030	$20.72553	12,958
01/01/2018 to 12/31/2018	$20.72553	$16.78902	3,013
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	1,234,468
01/01/2011 to 12/31/2011	$10.66346	$10.62519	946,974
01/01/2012 to 12/31/2012	$10.62519	$11.78150	921,311
01/01/2013 to 12/31/2013	$11.78150	$13.44819	780,220
01/01/2014 to 12/31/2014	$13.44819	$13.91148	643,693
01/01/2015 to 12/31/2015	$13.91148	$13.59728	407,871
01/01/2016 to 12/31/2016	$13.59728	$14.28752	327,219
01/01/2017 to 12/31/2017	$14.28752	$16.11061	300,806
01/01/2018 to 12/31/2018	$16.11061	$14.89963	96,787
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	72,362
01/01/2011 to 12/31/2011	$11.10634	$10.66740	42,986
01/01/2012 to 12/31/2012	$10.66740	$12.25406	41,747
01/01/2013 to 12/31/2013	$12.25406	$17.24330	379,011
01/01/2014 to 12/31/2014	$17.24330	$18.25254	444,693
01/01/2015 to 12/31/2015	$18.25254	$19.54171	273,687
01/01/2016 to 12/31/2016	$19.54171	$19.60859	187,917
01/01/2017 to 12/31/2017	$19.60859	$26.41743	88,688
01/01/2018 to 12/31/2018	$26.41743	$26.80443	27,828
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	10,405
01/01/2011 to 12/31/2011	$10.63879	$10.34328	8,991
01/01/2012 to 12/31/2012	$10.34328	$11.45924	14,659
01/01/2013 to 12/31/2013	$11.45924	$15.07276	66,800
01/01/2014 to 12/31/2014	$15.07276	$14.95546	77,872
01/01/2015 to 12/31/2015	$14.95546	$13.72536	40,567
01/01/2016 to 12/31/2016	$13.72536	$14.23228	44,566
01/01/2017 to 12/31/2017	$14.23228	$16.20773	37,555
01/01/2018 to 12/31/2018	$16.20773	$14.29536	11,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	97,346
01/01/2011 to 12/31/2011	$11.44494	$9.51383	65,186
01/01/2012 to 12/31/2012	$9.51383	$9.63079	68,278
01/01/2013 to 12/31/2013	$9.63079	$10.85645	50,495
01/01/2014 to 12/31/2014	$10.85645	$9.71986	43,335
01/01/2015 to 12/31/2015	$9.71986	$7.66789	16,036
01/01/2016 to 12/31/2016	$7.66789	$9.33614	9,089
01/01/2017 to 12/31/2017	$9.33614	$10.06213	10,448
01/01/2018 to 12/31/2018	$10.06213	$8.19247	5,342
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	101,755
01/01/2011 to 12/31/2011	$10.28297	$10.46127	71,038
01/01/2012 to 12/31/2012	$10.46127	$10.75435	69,459
01/01/2013 to 12/31/2013	$10.75435	$10.11257	43,267
01/01/2014 to 12/31/2014	$10.11257	$9.93498	37,143
01/01/2015 to 12/31/2015	$9.93498	$9.25820	8,057
01/01/2016 to 12/31/2016	$9.25820	$9.43992	9,746
01/01/2017 to 12/31/2017	$9.43992	$9.41162	7,493
01/01/2018 to 12/31/2018	$9.41162	$9.37778	3,104
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	43,801
01/01/2011 to 12/31/2011	$11.46980	$10.81966	32,102
01/01/2012 to 12/31/2012	$10.81966	$12.51658	35,546
01/01/2013 to 12/31/2013	$12.51658	$16.19288	32,162
01/01/2014 to 12/31/2014	$16.19288	$18.18867	30,313
01/01/2015 to 12/31/2015	$18.18867	$16.59591	18,072
01/01/2016 to 12/31/2016	$16.59591	$18.48453	30,000
01/01/2017 to 12/31/2017	$18.48453	$21.40726	20,896
01/01/2018 to 12/31/2018	$21.40726	$17.45614	5,432
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	15,946
01/01/2012 to 12/31/2012	$8.79804	$9.54156	32,367
01/01/2013 to 12/31/2013	$9.54156	$11.23346	131,267
01/01/2014 to 12/31/2014	$11.23346	$11.57925	140,410
01/01/2015 to 12/31/2015	$11.57925	$11.24128	56,831
01/01/2016 to 12/31/2016	$11.24128	$11.69988	44,245
01/01/2017 to 12/31/2017	$11.69988	$12.98546	67,469
01/01/2018 to 12/31/2018	$12.98546	$12.05124	22,272
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	140,502
01/01/2011 to 12/31/2011	$10.37188	$10.74432	108,923
01/01/2012 to 12/31/2012	$10.74432	$11.32108	84,067
01/01/2013 to 12/31/2013	$11.32108	$10.89550	619,967
01/01/2014 to 12/31/2014	$10.89550	$11.41109	849,403
01/01/2015 to 12/31/2015	$11.41109	$11.28653	617,739
01/01/2016 to 12/31/2016	$11.28653	$11.59551	457,474
01/01/2017 to 12/31/2017	$11.59551	$12.04419	511,912
01/01/2018 to 12/31/2018	$12.04419	$11.49930	238,571
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96721	$10.74594	3,168,199
01/01/2011 to 12/31/2011	$10.74594	$10.19913	5,312,554
01/01/2012 to 12/31/2012	$10.19913	$11.19340	9,504,889
01/01/2013 to 12/31/2013	$11.19340	$12.00218	8,744,452
01/01/2014 to 12/31/2014	$12.00218	$12.14904	7,354,376
01/01/2015 to 12/31/2015	$12.14904	$11.46404	5,392,708
01/01/2016 to 12/31/2016	$11.46404	$11.88627	4,535,071
01/01/2017 to 12/31/2017	$11.88627	$13.04863	4,470,585
01/01/2018 to 12/31/2018	$13.04863	$11.68576	2,831,259
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97790	$10.85124	2,066,972
01/01/2011 to 12/31/2011	$10.85124	$10.59228	3,582,908
01/01/2012 to 12/31/2012	$10.59228	$11.73662	6,621,491
01/01/2013 to 12/31/2013	$11.73662	$13.33796	6,890,169
01/01/2014 to 12/31/2014	$13.33796	$13.79880	6,756,839
01/01/2015 to 12/31/2015	$13.79880	$13.56181	5,962,740
01/01/2016 to 12/31/2016	$13.56181	$14.16332	5,338,529
01/01/2017 to 12/31/2017	$14.16332	$16.14796	5,030,941
01/01/2018 to 12/31/2018	$16.14796	$14.81543	3,863,530
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70435	3,024,354
01/01/2011 to 12/31/2011	$10.70435	$10.31037	5,335,750
01/01/2012 to 12/31/2012	$10.31037	$11.30641	9,362,386
01/01/2013 to 12/31/2013	$11.30641	$12.96927	10,177,414
01/01/2014 to 12/31/2014	$12.96927	$13.46968	9,972,304
01/01/2015 to 12/31/2015	$13.46968	$13.19543	9,060,705
01/01/2016 to 12/31/2016	$13.19543	$13.67663	8,000,904
01/01/2017 to 12/31/2017	$13.67663	$15.32347	7,503,619
01/01/2018 to 12/31/2018	$15.32347	$14.20125	6,152,964
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	966,229
01/01/2012 to 12/31/2012	$9.11369	$9.94251	2,494,367
01/01/2013 to 12/31/2013	$9.94251	$10.74607	2,593,787
01/01/2014 to 12/31/2014	$10.74607	$10.99031	2,546,390
01/01/2015 to 12/31/2015	$10.99031	$10.39400	2,202,348
01/01/2016 to 12/31/2016	$10.39400	$10.84017	2,015,540
01/01/2017 to 12/31/2017	$10.84017	$11.90300	1,910,484
01/01/2018 to 12/31/2018	$11.90300	$10.99125	1,457,236
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00734	$10.03627	128,681
01/01/2011 to 12/31/2011	$10.03627	$10.00585	322,618
01/01/2012 to 12/31/2012	$10.00585	$10.21324	447,370
01/01/2013 to 12/31/2013	$10.21324	$9.74134	410,246
01/01/2014 to 12/31/2014	$9.74134	$9.48868	382,275
01/01/2015 to 12/31/2015	$9.48868	$9.29626	532,171
01/01/2016 to 12/31/2016	$9.29626	$9.21308	531,749
01/01/2017 to 12/31/2017	$9.21308	$9.13638	406,744
01/01/2018 to 12/31/2018	$9.13638	$8.97318	437,944

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00627	$10.30774	2,062,808
01/01/2011 to 12/31/2011	$10.30774	$10.36998	3,874,504
01/01/2012 to 12/31/2012	$10.36998	$11.05282	6,716,225
01/01/2013 to 12/31/2013	$11.05282	$10.57854	6,679,110
01/01/2014 to 12/31/2014	$10.57854	$10.75044	5,138,327
01/01/2015 to 12/31/2015	$10.75044	$10.26075	4,199,593
01/01/2016 to 12/31/2016	$10.26075	$10.42786	3,592,173
01/01/2017 to 12/31/2017	$10.42786	$10.61134	3,717,425
01/01/2018 to 12/31/2018	$10.61134	$10.27633	2,859,841
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97709	$10.78471	2,669,164
01/01/2011 to 12/31/2011	$10.78471	$10.26034	4,111,990
01/01/2012 to 12/31/2012	$10.26034	$11.37620	6,344,645
01/01/2013 to 12/31/2013	$11.37620	$13.60758	7,522,106
01/01/2014 to 12/31/2014	$13.60758	$14.19549	7,482,482
01/01/2015 to 12/31/2015	$14.19549	$13.91442	6,837,076
01/01/2016 to 12/31/2016	$13.91442	$14.49500	6,134,379
01/01/2017 to 12/31/2017	$14.49500	$16.66203	6,535,095
01/01/2018 to 12/31/2018	$16.66203	$15.23317	5,396,711
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	57,158
01/01/2014 to 12/31/2014	$11.57690	$12.82380	102,712
01/01/2015 to 12/31/2015	$12.82380	$12.05659	108,010
01/01/2016 to 12/31/2016	$12.05659	$13.50685	146,975
01/01/2017 to 12/31/2017	$13.50685	$15.59396	164,045
01/01/2018 to 12/31/2018	$15.59396	$14.47758	111,631
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95931	$11.73319	100,392
01/01/2011 to 12/31/2011	$11.73319	$12.19447	256,852
01/01/2012 to 12/31/2012	$12.19447	$13.71395	367,095
01/01/2013 to 12/31/2013	$13.71395	$13.79006	377,327
01/01/2014 to 12/31/2014	$13.79006	$17.60200	603,600
01/01/2015 to 12/31/2015	$17.60200	$17.99338	475,222
01/01/2016 to 12/31/2016	$17.99338	$18.38954	445,844
01/01/2017 to 12/31/2017	$18.38954	$19.05092	351,648
01/01/2018 to 12/31/2018	$19.05092	$17.68883	244,694
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97540	$10.96577	1,470,856
01/01/2011 to 12/31/2011	$10.96577	$10.53126	2,478,770
01/01/2012 to 12/31/2012	$10.53126	$11.35951	4,366,099
01/01/2013 to 12/31/2013	$11.35951	$12.71041	4,479,296
01/01/2014 to 12/31/2014	$12.71041	$12.78317	4,086,762
01/01/2015 to 12/31/2015	$12.78317	$12.58700	3,634,742
01/01/2016 to 12/31/2016	$12.58700	$12.79505	3,120,856
01/01/2017 to 12/31/2017	$12.79505	$14.53116	3,029,595
01/01/2018 to 12/31/2018	$14.53116	$13.06866	2,279,654

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96959	$11.49374	48,058
01/01/2011 to 12/31/2011	$11.49374	$10.64213	103,180
01/01/2012 to 12/31/2012	$10.64213	$13.15681	220,368
01/01/2013 to 12/31/2013	$13.15681	$13.38553	200,289
01/01/2014 to 12/31/2014	$13.38553	$14.86819	184,806
01/01/2015 to 12/31/2015	$14.86819	$14.48342	152,370
01/01/2016 to 12/31/2016	$14.48342	$14.24871	134,782
01/01/2017 to 12/31/2017	$14.24871	$15.40594	141,183
01/01/2018 to 12/31/2018	$15.40594	$14.31136	88,411
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99117	$10.71724	55,236
01/01/2011 to 12/31/2011	$10.71724	$9.87300	154,323
01/01/2012 to 12/31/2012	$9.87300	$11.51895	341,444
01/01/2013 to 12/31/2013	$11.51895	$14.99825	452,806
01/01/2014 to 12/31/2014	$14.99825	$16.54369	456,879
01/01/2015 to 12/31/2015	$16.54369	$15.38464	775,315
01/01/2016 to 12/31/2016	$15.38464	$16.73230	713,460
01/01/2017 to 12/31/2017	$16.73230	$17.90534	659,675
01/01/2018 to 12/31/2018	$17.90534	$15.96672	430,974
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01924	$11.36526	195,230
01/01/2011 to 12/31/2011	$11.36526	$10.75158	259,274
01/01/2012 to 12/31/2012	$10.75158	$12.53837	524,272
01/01/2013 to 12/31/2013	$12.53837	$16.16045	556,064
01/01/2014 to 12/31/2014	$16.16045	$17.57285	502,080
01/01/2015 to 12/31/2015	$17.57285	$16.15938	882,486
01/01/2016 to 12/31/2016	$16.15938	$16.01548	762,004
01/01/2017 to 12/31/2017	$16.01548	$19.84688	782,722
01/01/2018 to 12/31/2018	$19.84688	$18.50648	602,208
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98766	$10.65412	1,130,285
01/01/2011 to 12/31/2011	$10.65412	$10.33553	2,037,233
01/01/2012 to 12/31/2012	$10.33553	$11.09753	3,227,747
01/01/2013 to 12/31/2013	$11.09753	$11.88272	3,148,982
01/01/2014 to 12/31/2014	$11.88272	$12.05390	2,953,384
01/01/2015 to 12/31/2015	$12.05390	$11.64556	2,335,538
01/01/2016 to 12/31/2016	$11.64556	$11.95194	1,997,730
01/01/2017 to 12/31/2017	$11.95194	$13.08544	2,087,917
01/01/2018 to 12/31/2018	$13.08544	$11.85609	1,421,716
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96455	$11.43981	107,388
01/01/2011 to 12/31/2011	$11.43981	$11.29951	220,920
01/01/2012 to 12/31/2012	$11.29951	$12.74514	424,159
01/01/2013 to 12/31/2013	$12.74514	$17.24984	662,067
01/01/2014 to 12/31/2014	$17.24984	$18.02921	613,871
01/01/2015 to 12/31/2015	$18.02921	$16.61263	461,289
01/01/2016 to 12/31/2016	$16.61263	$20.13654	436,496
01/01/2017 to 12/31/2017	$20.13654	$22.02763	494,436
01/01/2018 to 12/31/2018	$22.02763	$18.45352	339,404

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99792	$9.79963	240,231
01/01/2011 to 12/31/2011	$9.79963	$9.55729	586,829
01/01/2012 to 12/31/2012	$9.55729	$9.31860	757,917
01/01/2013 to 12/31/2013	$9.31860	$9.08573	583,899
01/01/2014 to 12/31/2014	$9.08573	$8.85846	325,499
01/01/2015 to 12/31/2015	$8.85846	$8.63713	843,222
01/01/2016 to 12/31/2016	$8.63713	$8.42178	585,664
01/01/2017 to 12/31/2017	$8.42178	$8.23992	349,918
01/01/2018 to 12/31/2018	$8.23992	$8.13731	195,759
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98389	$10.71534	108,145
01/01/2011 to 12/31/2011	$10.71534	$10.77948	264,859
01/01/2012 to 12/31/2012	$10.77948	$11.96768	513,530
01/01/2013 to 12/31/2013	$11.96768	$12.50636	434,296
01/01/2014 to 12/31/2014	$12.50636	$12.50563	420,782
01/01/2015 to 12/31/2015	$12.50563	$11.75846	330,412
01/01/2016 to 12/31/2016	$11.75846	$13.23041	299,481
01/01/2017 to 12/31/2017	$13.23041	$13.86447	348,084
01/01/2018 to 12/31/2018	$13.86447	$13.24749	218,634
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98991	$10.57218	72,893
01/01/2011 to 12/31/2011	$10.57218	$9.87700	109,606
01/01/2012 to 12/31/2012	$9.87700	$11.25587	156,022
01/01/2013 to 12/31/2013	$11.25587	$15.34921	523,812
01/01/2014 to 12/31/2014	$15.34921	$17.02271	584,502
01/01/2015 to 12/31/2015	$17.02271	$15.29643	418,602
01/01/2016 to 12/31/2016	$15.29643	$17.88090	480,487
01/01/2017 to 12/31/2017	$17.88090	$20.78146	304,382
01/01/2018 to 12/31/2018	$20.78146	$17.39190	246,764
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92875	$11.20761	81,975
01/01/2011 to 12/31/2011	$11.20761	$9.51555	138,881
01/01/2012 to 12/31/2012	$9.51555	$11.16683	233,181
01/01/2013 to 12/31/2013	$11.16683	$12.96255	217,193
01/01/2014 to 12/31/2014	$12.96255	$11.94016	215,076
01/01/2015 to 12/31/2015	$11.94016	$12.00810	340,031
01/01/2016 to 12/31/2016	$12.00810	$11.26621	203,651
01/01/2017 to 12/31/2017	$11.26621	$14.87721	338,420
01/01/2018 to 12/31/2018	$14.87721	$12.56966	310,328
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92862	$10.74828	38,307
01/01/2011 to 12/31/2011	$10.74828	$9.16472	85,107
01/01/2012 to 12/31/2012	$9.16472	$10.42539	159,909
01/01/2013 to 12/31/2013	$10.42539	$12.14361	164,671
01/01/2014 to 12/31/2014	$12.14361	$11.04624	212,963
01/01/2015 to 12/31/2015	$11.04624	$10.85810	300,839
01/01/2016 to 12/31/2016	$10.85810	$10.64874	158,619
01/01/2017 to 12/31/2017	$10.64874	$12.75205	144,697
01/01/2018 to 12/31/2018	$12.75205	$10.42543	100,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00615	$10.55365	1,007
01/01/2011 to 12/31/2011	$10.55365	$11.57100	15,908,640
01/01/2012 to 12/31/2012	$11.57100	$12.34183	7,711,282
01/01/2013 to 12/31/2013	$12.34183	$11.65037	2,642,519
01/01/2014 to 12/31/2014	$11.65037	$12.12359	3,183,076
01/01/2015 to 12/31/2015	$12.12359	$11.95927	10,587,874
01/01/2016 to 12/31/2016	$11.95927	$12.15129	11,971,230
01/01/2017 to 12/31/2017	$12.15129	$12.35922	6,176,121
01/01/2018 to 12/31/2018	$12.35922	$12.01641	19,835,125
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97616	$10.82431	1,099,034
01/01/2011 to 12/31/2011	$10.82431	$10.49396	1,753,770
01/01/2012 to 12/31/2012	$10.49396	$11.62101	3,166,754
01/01/2013 to 12/31/2013	$11.62101	$13.17533	3,141,071
01/01/2014 to 12/31/2014	$13.17533	$13.66355	2,886,337
01/01/2015 to 12/31/2015	$13.66355	$13.18248	2,400,549
01/01/2016 to 12/31/2016	$13.18248	$13.52431	2,079,289
01/01/2017 to 12/31/2017	$13.52431	$15.42316	1,930,017
01/01/2018 to 12/31/2018	$15.42316	$13.92694	1,405,727
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92127	$10.51141	134,079
01/01/2011 to 12/31/2011	$10.51141	$9.31111	330,939
01/01/2012 to 12/31/2012	$9.31111	$11.06681	534,854
01/01/2013 to 12/31/2013	$11.06681	$12.44777	548,685
01/01/2014 to 12/31/2014	$12.44777	$11.36401	585,652
01/01/2015 to 12/31/2015	$11.36401	$10.77015	565,262
01/01/2016 to 12/31/2016	$10.77015	$10.70443	516,564
01/01/2017 to 12/31/2017	$10.70443	$13.53047	607,381
01/01/2018 to 12/31/2018	$13.53047	$10.88605	527,006
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.54131	879,198
01/01/2011 to 12/31/2011	$10.54131	$10.30219	1,765,156
01/01/2012 to 12/31/2012	$10.30219	$11.12096	2,822,011
01/01/2013 to 12/31/2013	$11.12096	$12.03924	2,793,284
01/01/2014 to 12/31/2014	$12.03924	$12.37791	2,437,026
01/01/2015 to 12/31/2015	$12.37791	$12.04646	2,161,945
01/01/2016 to 12/31/2016	$12.04646	$12.19688	1,877,967
01/01/2017 to 12/31/2017	$12.19688	$13.33685	1,712,818
01/01/2018 to 12/31/2018	$13.33685	$12.33506	1,285,371
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97077	$10.72925	54,303
01/01/2011 to 12/31/2011	$10.72925	$10.53068	168,059
01/01/2012 to 12/31/2012	$10.53068	$11.82624	281,543
01/01/2013 to 12/31/2013	$11.82624	$15.73866	217,920
01/01/2014 to 12/31/2014	$15.73866	$16.80365	239,994
01/01/2015 to 12/31/2015	$16.80365	$18.12590	292,725
01/01/2016 to 12/31/2016	$18.12590	$17.41498	206,734
01/01/2017 to 12/31/2017	$17.41498	$23.06508	221,746
01/01/2018 to 12/31/2018	$23.06508	$22.12291	201,990

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99202	$11.25614	129,101
01/01/2011 to 12/31/2011	$11.25614	$10.87497	316,763
01/01/2012 to 12/31/2012	$10.87497	$11.90320	378,125
01/01/2013 to 12/31/2013	$11.90320	$15.85476	401,355
01/01/2014 to 12/31/2014	$15.85476	$17.09549	685,620
01/01/2015 to 12/31/2015	$17.09549	$18.34687	499,398
01/01/2016 to 12/31/2016	$18.34687	$18.88688	456,276
01/01/2017 to 12/31/2017	$18.88688	$24.49158	424,909
01/01/2018 to 12/31/2018	$24.49158	$23.23406	313,444
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98705	$10.84729	96,989
01/01/2011 to 12/31/2011	$10.84729	$10.24521	168,277
01/01/2012 to 12/31/2012	$10.24521	$12.29404	399,337
01/01/2013 to 12/31/2013	$12.29404	$15.29930	464,100
01/01/2014 to 12/31/2014	$15.29930	$15.45829	465,717
01/01/2015 to 12/31/2015	$15.45829	$14.85104	368,331
01/01/2016 to 12/31/2016	$14.85104	$15.51055	295,253
01/01/2017 to 12/31/2017	$15.51055	$18.72956	411,802
01/01/2018 to 12/31/2018	$18.72956	$16.51436	287,354
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.82301	31,955
01/01/2011 to 12/31/2011	$10.82301	$10.49012	115,760
01/01/2012 to 12/31/2012	$10.49012	$11.97482	171,328
01/01/2013 to 12/31/2013	$11.97482	$15.96126	232,862
01/01/2014 to 12/31/2014	$15.96126	$16.91772	233,223
01/01/2015 to 12/31/2015	$16.91772	$17.68727	188,412
01/01/2016 to 12/31/2016	$17.68727	$17.57573	190,402
01/01/2017 to 12/31/2017	$17.57573	$22.40030	184,392
01/01/2018 to 12/31/2018	$22.40030	$22.30671	152,132
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99793	$10.16395	0
01/01/2013 to 12/31/2013	$10.16395	$13.32938	37,191
01/01/2014 to 12/31/2014	$13.32938	$14.32398	78,085
01/01/2015 to 12/31/2015	$14.32398	$13.86493	75,844
01/01/2016 to 12/31/2016	$13.86493	$15.33684	191,733
01/01/2017 to 12/31/2017	$15.33684	$17.54764	319,073
01/01/2018 to 12/31/2018	$17.54764	$15.37009	272,990
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99047	$11.18481	96,389
01/01/2011 to 12/31/2011	$11.18481	$10.63473	298,251
01/01/2012 to 12/31/2012	$10.63473	$12.14433	265,267
01/01/2013 to 12/31/2013	$12.14433	$16.81500	621,907
01/01/2014 to 12/31/2014	$16.81500	$18.73099	590,795
01/01/2015 to 12/31/2015	$18.73099	$17.23317	443,344
01/01/2016 to 12/31/2016	$17.23317	$19.86667	543,500
01/01/2017 to 12/31/2017	$19.86667	$22.04256	520,141
01/01/2018 to 12/31/2018	$22.04256	$17.95491	389,444
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	564,367
01/01/2013 to 12/31/2013	$10.26319	$11.89948	719,958
01/01/2014 to 12/31/2014	$11.89948	$12.19819	686,963
01/01/2015 to 12/31/2015	$12.19819	$11.74560	569,513
01/01/2016 to 12/31/2016	$11.74560	$11.94767	653,039
01/01/2017 to 12/31/2017	$11.94767	$13.57111	487,170
01/01/2018 to 12/31/2018	$13.57111	$12.13516	357,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93840	$11.62364	303,179
01/01/2011 to 12/31/2011	$11.62364	$9.03588	458,778
01/01/2012 to 12/31/2012	$9.03588	$10.38913	720,023
01/01/2013 to 12/31/2013	$10.38913	$10.15199	863,127
01/01/2014 to 12/31/2014	$10.15199	$9.43461	851,629
01/01/2015 to 12/31/2015	$9.43461	$7.65987	776,558
01/01/2016 to 12/31/2016	$7.65987	$8.39206	679,600
01/01/2017 to 12/31/2017	$8.39206	$10.34127	758,590
01/01/2018 to 12/31/2018	$10.34127	$8.66524	526,172
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98889	$10.55026	2,668,235
01/01/2011 to 12/31/2011	$10.55026	$10.38942	4,855,447
01/01/2012 to 12/31/2012	$10.38942	$11.18009	8,340,103
01/01/2013 to 12/31/2013	$11.18009	$11.90484	7,654,972
01/01/2014 to 12/31/2014	$11.90484	$12.27757	6,881,597
01/01/2015 to 12/31/2015	$12.27757	$11.98782	6,169,417
01/01/2016 to 12/31/2016	$11.98782	$12.33470	5,611,926
01/01/2017 to 12/31/2017	$12.33470	$13.24560	4,892,470
01/01/2018 to 12/31/2018	$13.24560	$12.54596	3,946,948
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	19,683
01/01/2012 to 12/31/2012	$10.05559	$10.50075	311,041
01/01/2013 to 12/31/2013	$10.50075	$10.00148	449,635
01/01/2014 to 12/31/2014	$10.00148	$10.34246	811,754
01/01/2015 to 12/31/2015	$10.34246	$10.05680	723,761
01/01/2016 to 12/31/2016	$10.05680	$10.21869	749,903
01/01/2017 to 12/31/2017	$10.21869	$10.52891	751,726
01/01/2018 to 12/31/2018	$10.52891	$10.18074	606,673
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96291	$11.45760	2,280,343
01/01/2011 to 12/31/2011	$11.45760	$10.47734	3,316,610
01/01/2012 to 12/31/2012	$10.47734	$11.53488	6,115,347
01/01/2013 to 12/31/2013	$11.53488	$13.16135	5,761,446
01/01/2014 to 12/31/2014	$13.16135	$14.01260	5,562,609
01/01/2015 to 12/31/2015	$14.01260	$13.57860	8,582,854
01/01/2016 to 12/31/2016	$13.57860	$14.57635	7,737,545
01/01/2017 to 12/31/2017	$14.57635	$16.50083	12,804,530
01/01/2018 to 12/31/2018	$16.50083	$14.86417	9,296,871
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.84290	15,460
01/01/2011 to 12/31/2011	$10.84290	$10.93775	64,604
01/01/2012 to 12/31/2012	$10.93775	$12.66921	265,690
01/01/2013 to 12/31/2013	$12.66921	$16.35823	271,283
01/01/2014 to 12/31/2014	$16.35823	$18.69470	487,611
01/01/2015 to 12/31/2015	$18.69470	$18.78858	463,547
01/01/2016 to 12/31/2016	$18.78858	$21.03980	475,705
01/01/2017 to 12/31/2017	$21.03980	$25.08026	440,283
01/01/2018 to 12/31/2018	$25.08026	$22.44075	350,099

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	0
01/01/2012 to 12/31/2012	$8.84823	$9.76175	0
01/01/2013 to 12/31/2013	$9.76175	$11.64951	0
01/01/2014 to 12/31/2014	$11.64951	$12.09669	0
01/01/2015 to 12/31/2015	$12.09669	$11.81207	0
01/01/2016 to 12/31/2016	$11.81207	$12.24562	0
01/01/2017 to 12/31/2017	$12.24562	$14.11222	0
01/01/2018 to 12/31/2018	$14.11222	$12.85936	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98698	$10.73807	1,632,839
01/01/2011 to 12/31/2011	$10.73807	$10.27988	2,395,603
01/01/2012 to 12/31/2012	$10.27988	$11.05307	4,438,065
01/01/2013 to 12/31/2013	$11.05307	$12.11739	4,314,013
01/01/2014 to 12/31/2014	$12.11739	$12.42163	3,877,404
01/01/2015 to 12/31/2015	$12.42163	$12.09103	3,604,220
01/01/2016 to 12/31/2016	$12.09103	$12.35706	3,001,385
01/01/2017 to 12/31/2017	$12.35706	$14.00487	2,932,929
01/01/2018 to 12/31/2018	$14.00487	$12.57377	2,079,222
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97125	$12.10376	37,664
01/01/2011 to 12/31/2011	$12.10376	$10.25411	140,281
01/01/2012 to 12/31/2012	$10.25411	$12.00427	318,939
01/01/2013 to 12/31/2013	$12.00427	$16.48121	235,163
01/01/2014 to 12/31/2014	$16.48121	$16.86315	230,256
01/01/2015 to 12/31/2015	$16.86315	$16.66101	172,126
01/01/2016 to 12/31/2016	$16.66101	$17.49620	146,936
01/01/2017 to 12/31/2017	$17.49620	$21.78408	174,892
01/01/2018 to 12/31/2018	$21.78408	$18.93352	149,047
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96030	$12.56192	110,444
01/01/2011 to 12/31/2011	$12.56192	$12.12839	323,627
01/01/2012 to 12/31/2012	$12.12839	$13.26441	355,869
01/01/2013 to 12/31/2013	$13.26441	$17.48199	647,295
01/01/2014 to 12/31/2014	$17.48199	$17.69586	541,704
01/01/2015 to 12/31/2015	$17.69586	$17.38903	444,809
01/01/2016 to 12/31/2016	$17.38903	$19.00296	419,626
01/01/2017 to 12/31/2017	$19.00296	$22.96069	407,211
01/01/2018 to 12/31/2018	$22.96069	$20.50221	325,606
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96373	$11.41655	40,394
01/01/2011 to 12/31/2011	$11.41655	$10.46622	112,477
01/01/2012 to 12/31/2012	$10.46622	$12.05733	166,300
01/01/2013 to 12/31/2013	$12.05733	$16.15306	271,808
01/01/2014 to 12/31/2014	$16.15306	$16.57896	162,904
01/01/2015 to 12/31/2015	$16.57896	$15.46770	118,963
01/01/2016 to 12/31/2016	$15.46770	$19.48657	177,320
01/01/2017 to 12/31/2017	$19.48657	$20.39669	127,873
01/01/2018 to 12/31/2018	$20.39669	$16.48863	120,727

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99161	$10.64584	2,349,384
01/01/2011 to 12/31/2011	$10.64584	$10.58599	3,968,019
01/01/2012 to 12/31/2012	$10.58599	$11.71392	7,704,265
01/01/2013 to 12/31/2013	$11.71392	$13.34375	8,319,543
01/01/2014 to 12/31/2014	$13.34375	$13.77513	8,089,554
01/01/2015 to 12/31/2015	$13.77513	$13.43633	10,254,427
01/01/2016 to 12/31/2016	$13.43633	$14.08960	9,387,809
01/01/2017 to 12/31/2017	$14.08960	$15.85514	8,831,120
01/01/2018 to 12/31/2018	$15.85514	$14.63323	6,956,757
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97050	$11.08797	144,407
01/01/2011 to 12/31/2011	$11.08797	$10.62798	371,711
01/01/2012 to 12/31/2012	$10.62798	$12.18387	838,350
01/01/2013 to 12/31/2013	$12.18387	$17.10953	870,186
01/01/2014 to 12/31/2014	$17.10953	$18.07396	791,131
01/01/2015 to 12/31/2015	$18.07396	$19.31091	773,893
01/01/2016 to 12/31/2016	$19.31091	$19.33748	669,179
01/01/2017 to 12/31/2017	$19.33748	$25.99912	697,092
01/01/2018 to 12/31/2018	$25.99912	$26.32565	601,874
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98553	$10.62126	14,486
01/01/2011 to 12/31/2011	$10.62126	$10.30521	117,354
01/01/2012 to 12/31/2012	$10.30521	$11.39368	377,669
01/01/2013 to 12/31/2013	$11.39368	$14.95594	370,065
01/01/2014 to 12/31/2014	$14.95594	$14.80918	330,644
01/01/2015 to 12/31/2015	$14.80918	$13.56332	242,304
01/01/2016 to 12/31/2016	$13.56332	$14.03556	189,108
01/01/2017 to 12/31/2017	$14.03556	$15.95106	193,833
01/01/2018 to 12/31/2018	$15.95106	$14.04013	169,534
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85917	$11.42614	237,518
01/01/2011 to 12/31/2011	$11.42614	$9.47881	559,568
01/01/2012 to 12/31/2012	$9.47881	$9.57572	871,186
01/01/2013 to 12/31/2013	$9.57572	$10.77234	769,004
01/01/2014 to 12/31/2014	$10.77234	$9.62468	732,898
01/01/2015 to 12/31/2015	$9.62468	$7.57724	701,589
01/01/2016 to 12/31/2016	$7.57724	$9.20700	650,905
01/01/2017 to 12/31/2017	$9.20700	$9.90272	633,411
01/01/2018 to 12/31/2018	$9.90272	$8.04599	470,018
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97960	$10.26595	77,418
01/01/2011 to 12/31/2011	$10.26595	$10.42256	272,736
01/01/2012 to 12/31/2012	$10.42256	$10.69263	459,684
01/01/2013 to 12/31/2013	$10.69263	$10.03405	360,864
01/01/2014 to 12/31/2014	$10.03405	$9.83760	352,268
01/01/2015 to 12/31/2015	$9.83760	$9.14872	287,105
01/01/2016 to 12/31/2016	$9.14872	$9.30921	259,175
01/01/2017 to 12/31/2017	$9.30921	$9.26233	277,938
01/01/2018 to 12/31/2018	$9.26233	$9.21003	226,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98818	$11.45094	46,249
01/01/2011 to 12/31/2011	$11.45094	$10.77975	122,194
01/01/2012 to 12/31/2012	$10.77975	$12.44481	251,561
01/01/2013 to 12/31/2013	$12.44481	$16.06699	309,229
01/01/2014 to 12/31/2014	$16.06699	$18.01039	262,234
01/01/2015 to 12/31/2015	$18.01039	$16.39963	230,326
01/01/2016 to 12/31/2016	$16.39963	$18.22868	188,212
01/01/2017 to 12/31/2017	$18.22868	$21.06796	186,182
01/01/2018 to 12/31/2018	$21.06796	$17.14401	137,523
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.78594	713,280
01/01/2012 to 12/31/2012	$8.78594	$9.50885	2,477,519
01/01/2013 to 12/31/2013	$9.50885	$11.17208	2,937,880
01/01/2014 to 12/31/2014	$11.17208	$11.49238	2,937,706
01/01/2015 to 12/31/2015	$11.49238	$11.13413	2,761,927
01/01/2016 to 12/31/2016	$11.13413	$11.56475	2,278,343
01/01/2017 to 12/31/2017	$11.56475	$12.80941	2,060,147
01/01/2018 to 12/31/2018	$12.80941	$11.86345	1,625,907
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.35469	401,854
01/01/2011 to 12/31/2011	$10.35469	$10.70460	851,190
01/01/2012 to 12/31/2012	$10.70460	$11.25615	1,451,867
01/01/2013 to 12/31/2013	$11.25615	$10.81090	1,500,107
01/01/2014 to 12/31/2014	$10.81090	$11.29933	1,950,928
01/01/2015 to 12/31/2015	$11.29933	$11.15303	1,690,150
01/01/2016 to 12/31/2016	$11.15303	$11.43490	1,746,600
01/01/2017 to 12/31/2017	$11.43490	$11.85314	2,108,184
01/01/2018 to 12/31/2018	$11.85314	$11.29353	2,383,863
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96704	$10.72802	170,769
01/01/2011 to 12/31/2011	$10.72802	$10.16130	80,163
01/01/2012 to 12/31/2012	$10.16130	$11.12891	71,250
01/01/2013 to 12/31/2013	$11.12891	$11.90837	48,443
01/01/2014 to 12/31/2014	$11.90837	$12.02921	36,354
01/01/2015 to 12/31/2015	$12.02921	$11.32759	15,050
01/01/2016 to 12/31/2016	$11.32759	$11.72082	12,197
01/01/2017 to 12/31/2017	$11.72082	$12.84061	14,269
01/01/2018 to 12/31/2018	$12.84061	$11.47569	6,083
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97773	$10.83318	196,565
01/01/2011 to 12/31/2011	$10.83318	$10.55300	97,519
01/01/2012 to 12/31/2012	$10.55300	$11.66908	83,040
01/01/2013 to 12/31/2013	$11.66908	$13.23395	76,665
01/01/2014 to 12/31/2014	$13.23395	$13.66311	79,086
01/01/2015 to 12/31/2015	$13.66311	$13.40099	53,358
01/01/2016 to 12/31/2016	$13.40099	$13.96682	39,533
01/01/2017 to 12/31/2017	$13.96682	$15.89119	47,164
01/01/2018 to 12/31/2018	$15.89119	$14.54977	24,790
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68666	209,022
01/01/2011 to 12/31/2011	$10.68666	$10.27226	133,796
01/01/2012 to 12/31/2012	$10.27226	$11.24135	109,294
01/01/2013 to 12/31/2013	$11.24135	$12.86823	82,660
01/01/2014 to 12/31/2014	$12.86823	$13.33735	79,827
01/01/2015 to 12/31/2015	$13.33735	$13.03902	48,953
01/01/2016 to 12/31/2016	$13.03902	$13.48695	38,533
01/01/2017 to 12/31/2017	$13.48695	$15.08000	41,955
01/01/2018 to 12/31/2018	$15.08000	$13.94672	20,234
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99775	$9.10110	939
01/01/2012 to 12/31/2012	$9.10110	$9.90840	732
01/01/2013 to 12/31/2013	$9.90840	$10.68726	14,176
01/01/2014 to 12/31/2014	$10.68726	$10.90769	7,846
01/01/2015 to 12/31/2015	$10.90769	$10.29469	3,465
01/01/2016 to 12/31/2016	$10.29469	$10.71466	3,772
01/01/2017 to 12/31/2017	$10.71466	$11.74110	2,649
01/01/2018 to 12/31/2018	$11.74110	$10.81937	828
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00718	$10.01971	1,873
01/01/2011 to 12/31/2011	$10.01971	$9.96892	1,154
01/01/2012 to 12/31/2012	$9.96892	$10.15469	744
01/01/2013 to 12/31/2013	$10.15469	$9.66568	189
01/01/2014 to 12/31/2014	$9.66568	$9.39565	216
01/01/2015 to 12/31/2015	$9.39565	$9.18614	417
01/01/2016 to 12/31/2016	$9.18614	$9.08486	75
01/01/2017 to 12/31/2017	$9.08486	$8.99102	226
01/01/2018 to 12/31/2018	$8.99102	$8.81224	78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00610	$10.29072	186,153
01/01/2011 to 12/31/2011	$10.29072	$10.33172	105,236
01/01/2012 to 12/31/2012	$10.33172	$10.98946	85,338
01/01/2013 to 12/31/2013	$10.98946	$10.49630	36,550
01/01/2014 to 12/31/2014	$10.49630	$10.64502	43,802
01/01/2015 to 12/31/2015	$10.64502	$10.13924	41,608
01/01/2016 to 12/31/2016	$10.13924	$10.28333	30,236
01/01/2017 to 12/31/2017	$10.28333	$10.44282	40,159
01/01/2018 to 12/31/2018	$10.44282	$10.09228	24,573
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00645	$10.56381	0
01/01/2011 to 12/31/2011	$10.56381	$11.67506	349,445
01/01/2012 to 12/31/2012	$11.67506	$12.00863	398,872
01/01/2013 to 12/31/2013	$12.00863	$11.31717	390,457
01/01/2014 to 12/31/2014	$11.31717	$11.30480	312,886
01/01/2015 to 12/31/2015	$11.30480	$11.08871	314,312
01/01/2016 to 12/31/2016	$11.08871	$10.96365	279,337
01/01/2017 to 12/31/2017	$10.96365	$10.74432	519,553
01/01/2018 to 12/31/2018	$10.74432	$10.53187	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99775	$10.56667	0
01/01/2011 to 12/31/2011	$10.56667	$11.92426	0
01/01/2012 to 12/31/2012	$11.92426	$12.28151	80,360
01/01/2013 to 12/31/2013	$12.28151	$11.37247	118,755
01/01/2014 to 12/31/2014	$11.37247	$11.53734	117,812
01/01/2015 to 12/31/2015	$11.53734	$11.34608	116,963
01/01/2016 to 12/31/2016	$11.34608	$11.20016	117,431
01/01/2017 to 12/31/2017	$11.20016	$10.98125	107,091
01/01/2018 to 12/31/2018	$10.98125	$10.74337	478,870
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00857	$10.59733	0
01/01/2011 to 12/31/2011	$10.59733	$12.23769	59
01/01/2012 to 12/31/2012	$12.23769	$12.65914	0
01/01/2013 to 12/31/2013	$12.65914	$11.51481	77,987
01/01/2014 to 12/31/2014	$11.51481	$11.89403	66,596
01/01/2015 to 12/31/2015	$11.89403	$11.74954	76,394
01/01/2016 to 12/31/2016	$11.74954	$11.65672	66,047
01/01/2017 to 12/31/2017	$11.65672	$11.44323	37,123
01/01/2018 to 12/31/2018	$11.44323	$11.16521	54,085
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00751	$10.69820	0
01/01/2011 to 12/31/2011	$10.69820	$12.52320	368,195
01/01/2012 to 12/31/2012	$12.52320	$13.01240	393,962
01/01/2013 to 12/31/2013	$13.01240	$11.77459	234,197
01/01/2014 to 12/31/2014	$11.77459	$12.33666	266,546
01/01/2015 to 12/31/2015	$12.33666	$12.21762	274,635
01/01/2016 to 12/31/2016	$12.21762	$12.13025	272,765
01/01/2017 to 12/31/2017	$12.13025	$11.99013	193,234
01/01/2018 to 12/31/2018	$11.99013	$11.67253	190,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99775	$11.91076	58,451
01/01/2012 to 12/31/2012	$11.91076	$12.26620	96,824
01/01/2013 to 12/31/2013	$12.26620	$10.77189	74,429
01/01/2014 to 12/31/2014	$10.77189	$11.56789	70,516
01/01/2015 to 12/31/2015	$11.56789	$11.49155	82,762
01/01/2016 to 12/31/2016	$11.49155	$11.38620	93,781
01/01/2017 to 12/31/2017	$11.38620	$11.25340	70,147
01/01/2018 to 12/31/2018	$11.25340	$10.93182	53,749
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99701	$10.30344	5,022
01/01/2013 to 12/31/2013	$10.30344	$9.00269	367,104
01/01/2014 to 12/31/2014	$9.00269	$9.86507	188,268
01/01/2015 to 12/31/2015	$9.86507	$9.85866	21,882
01/01/2016 to 12/31/2016	$9.85866	$9.77641	1,358
01/01/2017 to 12/31/2017	$9.77641	$9.67449	1,408
01/01/2018 to 12/31/2018	$9.67449	$9.38701	1,045
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99850	$8.66918	49,182
01/01/2014 to 12/31/2014	$8.66918	$9.66595	45,381
01/01/2015 to 12/31/2015	$9.66595	$9.67214	924
01/01/2016 to 12/31/2016	$9.67214	$9.59096	0
01/01/2017 to 12/31/2017	$9.59096	$9.48967	0
01/01/2018 to 12/31/2018	$9.48967	$9.17254	4,905
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99850	$11.19944	25,998
01/01/2015 to 12/31/2015	$11.19944	$11.11490	247,405
01/01/2016 to 12/31/2016	$11.11490	$11.08281	53,689
01/01/2017 to 12/31/2017	$11.08281	$10.98160	40,568
01/01/2018 to 12/31/2018	$10.98160	$10.60501	78,797
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99850	$9.84675	694
01/01/2016 to 12/31/2016	$9.84675	$9.78047	186,643
01/01/2017 to 12/31/2017	$9.78047	$9.74751	148,218
01/01/2018 to 12/31/2018	$9.74751	$9.38435	146,184
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99701	$9.78915	107,450
01/01/2017 to 12/31/2017	$9.78915	$9.78123	71,447
01/01/2018 to 12/31/2018	$9.78123	$9.39591	85,564
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99700	$9.94490	8,552
01/01/2018 to 12/31/2018	$9.94490	$9.47614	37,760
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99700	$9.57290	4,955
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97692	$10.76684	214,272
01/01/2011 to 12/31/2011	$10.76684	$10.22230	112,785
01/01/2012 to 12/31/2012	$10.22230	$11.31077	94,667
01/01/2013 to 12/31/2013	$11.31077	$13.50152	94,221
01/01/2014 to 12/31/2014	$13.50152	$14.05587	90,459
01/01/2015 to 12/31/2015	$14.05587	$13.74926	89,796
01/01/2016 to 12/31/2016	$13.74926	$14.29352	64,650
01/01/2017 to 12/31/2017	$14.29352	$16.39699	79,837
01/01/2018 to 12/31/2018	$16.39699	$14.95989	32,891

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99775	$11.55659	0
01/01/2014 to 12/31/2014	$11.55659	$12.77488	0
01/01/2015 to 12/31/2015	$12.77488	$11.98596	0
01/01/2016 to 12/31/2016	$11.98596	$13.40026	33
01/01/2017 to 12/31/2017	$13.40026	$15.43941	0
01/01/2018 to 12/31/2018	$15.43941	$14.30443	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95914	$11.71378	10,696
01/01/2011 to 12/31/2011	$11.71378	$12.14917	3,876
01/01/2012 to 12/31/2012	$12.14917	$13.63494	3,750
01/01/2013 to 12/31/2013	$13.63494	$13.68240	1,822
01/01/2014 to 12/31/2014	$13.68240	$17.42880	1,356
01/01/2015 to 12/31/2015	$17.42880	$17.77975	682
01/01/2016 to 12/31/2016	$17.77975	$18.13409	481
01/01/2017 to 12/31/2017	$18.13409	$18.74797	959
01/01/2018 to 12/31/2018	$18.74797	$17.37169	212
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97523	$10.94766	125,711
01/01/2011 to 12/31/2011	$10.94766	$10.49225	67,404
01/01/2012 to 12/31/2012	$10.49225	$11.29416	60,079
01/01/2013 to 12/31/2013	$11.29416	$12.61143	33,142
01/01/2014 to 12/31/2014	$12.61143	$12.65766	37,334
01/01/2015 to 12/31/2015	$12.65766	$12.43791	25,644
01/01/2016 to 12/31/2016	$12.43791	$12.61768	15,730
01/01/2017 to 12/31/2017	$12.61768	$14.30042	18,090
01/01/2018 to 12/31/2018	$14.30042	$12.83463	8,449
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96942	$11.47469	5,561
01/01/2011 to 12/31/2011	$11.47469	$10.60270	1,950
01/01/2012 to 12/31/2012	$10.60270	$13.08119	1,698
01/01/2013 to 12/31/2013	$13.08119	$13.28131	301
01/01/2014 to 12/31/2014	$13.28131	$14.72209	522
01/01/2015 to 12/31/2015	$14.72209	$14.31166	234
01/01/2016 to 12/31/2016	$14.31166	$14.05091	163
01/01/2017 to 12/31/2017	$14.05091	$15.16104	259
01/01/2018 to 12/31/2018	$15.16104	$14.05475	104
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99100	$10.69949	3,443
01/01/2011 to 12/31/2011	$10.69949	$9.83638	1,782
01/01/2012 to 12/31/2012	$9.83638	$11.45267	2,552
01/01/2013 to 12/31/2013	$11.45267	$14.88140	210
01/01/2014 to 12/31/2014	$14.88140	$16.38114	209
01/01/2015 to 12/31/2015	$16.38114	$15.20214	4,478
01/01/2016 to 12/31/2016	$15.20214	$16.50006	902
01/01/2017 to 12/31/2017	$16.50006	$17.62075	996
01/01/2018 to 12/31/2018	$17.62075	$15.68051	696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01907	$11.34646	9,036
01/01/2011 to 12/31/2011	$11.34646	$10.71178	3,866
01/01/2012 to 12/31/2012	$10.71178	$12.46639	3,935
01/01/2013 to 12/31/2013	$12.46639	$16.03477	935
01/01/2014 to 12/31/2014	$16.03477	$17.40029	896
01/01/2015 to 12/31/2015	$17.40029	$15.96783	1,517
01/01/2016 to 12/31/2016	$15.96783	$15.79319	1,052
01/01/2017 to 12/31/2017	$15.79319	$19.53154	2,394
01/01/2018 to 12/31/2018	$19.53154	$18.17486	709
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98749	$10.63651	72,494
01/01/2011 to 12/31/2011	$10.63651	$10.29738	48,274
01/01/2012 to 12/31/2012	$10.29738	$11.03380	42,560
01/01/2013 to 12/31/2013	$11.03380	$11.79030	35,843
01/01/2014 to 12/31/2014	$11.79030	$11.93560	36,608
01/01/2015 to 12/31/2015	$11.93560	$11.50768	24,215
01/01/2016 to 12/31/2016	$11.50768	$11.78628	19,151
01/01/2017 to 12/31/2017	$11.78628	$12.87764	14,236
01/01/2018 to 12/31/2018	$12.87764	$11.64376	7,583
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96438	$11.42102	12,437
01/01/2011 to 12/31/2011	$11.42102	$11.25787	5,011
01/01/2012 to 12/31/2012	$11.25787	$12.67206	2,795
01/01/2013 to 12/31/2013	$12.67206	$17.11573	2,644
01/01/2014 to 12/31/2014	$17.11573	$17.85232	2,864
01/01/2015 to 12/31/2015	$17.85232	$16.41583	2,259
01/01/2016 to 12/31/2016	$16.41583	$19.85737	1,926
01/01/2017 to 12/31/2017	$19.85737	$21.67779	2,291
01/01/2018 to 12/31/2018	$21.67779	$18.12297	2,425
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99776	$9.78359	8,153
01/01/2011 to 12/31/2011	$9.78359	$9.52209	3,391
01/01/2012 to 12/31/2012	$9.52209	$9.26522	1,696
01/01/2013 to 12/31/2013	$9.26522	$9.01512	1,766
01/01/2014 to 12/31/2014	$9.01512	$8.77178	2,020
01/01/2015 to 12/31/2015	$8.77178	$8.53500	394
01/01/2016 to 12/31/2016	$8.53500	$8.30517	217
01/01/2017 to 12/31/2017	$8.30517	$8.10913	212
01/01/2018 to 12/31/2018	$8.10913	$7.99153	188
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98373	$10.69768	7,053
01/01/2011 to 12/31/2011	$10.69768	$10.73964	4,175
01/01/2012 to 12/31/2012	$10.73964	$11.89904	3,980
01/01/2013 to 12/31/2013	$11.89904	$12.40911	1,155
01/01/2014 to 12/31/2014	$12.40911	$12.38295	1,415
01/01/2015 to 12/31/2015	$12.38295	$11.61910	533
01/01/2016 to 12/31/2016	$11.61910	$13.04691	738
01/01/2017 to 12/31/2017	$13.04691	$13.64411	792
01/01/2018 to 12/31/2018	$13.64411	$13.01005	540

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98974	$10.55472	0
01/01/2011 to 12/31/2011	$10.55472	$9.84054	5
01/01/2012 to 12/31/2012	$9.84054	$11.19120	653
01/01/2013 to 12/31/2013	$11.19120	$15.22967	673
01/01/2014 to 12/31/2014	$15.22967	$16.85551	1,303
01/01/2015 to 12/31/2015	$16.85551	$15.11514	4,333
01/01/2016 to 12/31/2016	$15.11514	$17.63294	686
01/01/2017 to 12/31/2017	$17.63294	$20.45138	754
01/01/2018 to 12/31/2018	$20.45138	$17.08027	640
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92858	$11.18912	2,179
01/01/2011 to 12/31/2011	$11.18912	$9.48026	1,444
01/01/2012 to 12/31/2012	$9.48026	$11.10255	954
01/01/2013 to 12/31/2013	$11.10255	$12.86148	229
01/01/2014 to 12/31/2014	$12.86148	$11.82273	169
01/01/2015 to 12/31/2015	$11.82273	$11.86570	534
01/01/2016 to 12/31/2016	$11.86570	$11.10976	133
01/01/2017 to 12/31/2017	$11.10976	$14.64060	176
01/01/2018 to 12/31/2018	$14.64060	$12.34422	128
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92845	$10.73053	5,116
01/01/2011 to 12/31/2011	$10.73053	$9.13080	1,473
01/01/2012 to 12/31/2012	$9.13080	$10.36547	1,330
01/01/2013 to 12/31/2013	$10.36547	$12.04897	273
01/01/2014 to 12/31/2014	$12.04897	$10.93767	224
01/01/2015 to 12/31/2015	$10.93767	$10.72928	95
01/01/2016 to 12/31/2016	$10.72928	$10.50085	98
01/01/2017 to 12/31/2017	$10.50085	$12.54926	96
01/01/2018 to 12/31/2018	$12.54926	$10.23838	91
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97599	$10.80651	43,981
01/01/2011 to 12/31/2011	$10.80651	$10.45528	24,067
01/01/2012 to 12/31/2012	$10.45528	$11.55436	16,853
01/01/2013 to 12/31/2013	$11.55436	$13.07295	13,119
01/01/2014 to 12/31/2014	$13.07295	$13.52958	13,509
01/01/2015 to 12/31/2015	$13.52958	$13.02640	7,558
01/01/2016 to 12/31/2016	$13.02640	$13.33675	5,730
01/01/2017 to 12/31/2017	$13.33675	$15.17819	5,479
01/01/2018 to 12/31/2018	$15.17819	$13.67759	3,191
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92110	$10.49411	7,494
01/01/2011 to 12/31/2011	$10.49411	$9.27676	2,122
01/01/2012 to 12/31/2012	$9.27676	$11.00339	1,369
01/01/2013 to 12/31/2013	$11.00339	$12.35100	607
01/01/2014 to 12/31/2014	$12.35100	$11.25254	574
01/01/2015 to 12/31/2015	$11.25254	$10.64265	6,383
01/01/2016 to 12/31/2016	$10.64265	$10.55610	1,108
01/01/2017 to 12/31/2017	$10.55610	$13.31567	968
01/01/2018 to 12/31/2018	$13.31567	$10.69105	1,868

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.52387	109,605
01/01/2011 to 12/31/2011	$10.52387	$10.26420	34,237
01/01/2012 to 12/31/2012	$10.26420	$11.05718	29,255
01/01/2013 to 12/31/2013	$11.05718	$11.94565	24,519
01/01/2014 to 12/31/2014	$11.94565	$12.25655	21,033
01/01/2015 to 12/31/2015	$12.25655	$11.90380	9,930
01/01/2016 to 12/31/2016	$11.90380	$12.02773	6,291
01/01/2017 to 12/31/2017	$12.02773	$13.12491	4,963
01/01/2018 to 12/31/2018	$13.12491	$12.11407	2,318
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97060	$10.71155	978
01/01/2011 to 12/31/2011	$10.71155	$10.49190	691
01/01/2012 to 12/31/2012	$10.49190	$11.75857	2,024
01/01/2013 to 12/31/2013	$11.75857	$15.61666	303
01/01/2014 to 12/31/2014	$15.61666	$16.63931	459
01/01/2015 to 12/31/2015	$16.63931	$17.91179	575
01/01/2016 to 12/31/2016	$17.91179	$17.17412	61
01/01/2017 to 12/31/2017	$17.17412	$22.69976	56
01/01/2018 to 12/31/2018	$22.69976	$21.72761	33
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99185	$11.23754	269
01/01/2011 to 12/31/2011	$11.23754	$10.83471	752
01/01/2012 to 12/31/2012	$10.83471	$11.83484	256
01/01/2013 to 12/31/2013	$11.83484	$15.73142	48
01/01/2014 to 12/31/2014	$15.73142	$16.92770	282
01/01/2015 to 12/31/2015	$16.92770	$18.12955	145
01/01/2016 to 12/31/2016	$18.12955	$18.62498	106
01/01/2017 to 12/31/2017	$18.62498	$24.10265	382
01/01/2018 to 12/31/2018	$24.10265	$22.81797	155
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98688	$10.82935	1,534
01/01/2011 to 12/31/2011	$10.82935	$10.20729	1,229
01/01/2012 to 12/31/2012	$10.20729	$12.22327	1,037
01/01/2013 to 12/31/2013	$12.22327	$15.18002	1,762
01/01/2014 to 12/31/2014	$15.18002	$15.30634	2,040
01/01/2015 to 12/31/2015	$15.30634	$14.67487	2,202
01/01/2016 to 12/31/2016	$14.67487	$15.29508	1,850
01/01/2017 to 12/31/2017	$15.29508	$18.43160	2,587
01/01/2018 to 12/31/2018	$18.43160	$16.21809	2,110
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.80508	391
01/01/2011 to 12/31/2011	$10.80508	$10.45133	202
01/01/2012 to 12/31/2012	$10.45133	$11.90597	165
01/01/2013 to 12/31/2013	$11.90597	$15.83692	1,811
01/01/2014 to 12/31/2014	$15.83692	$16.75152	2,352
01/01/2015 to 12/31/2015	$16.75152	$17.47755	1,557
01/01/2016 to 12/31/2016	$17.47755	$17.33180	1,581
01/01/2017 to 12/31/2017	$17.33180	$22.04430	1,468
01/01/2018 to 12/31/2018	$22.04430	$21.90684	1,409

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99776	$10.15622	0
01/01/2013 to 12/31/2013	$10.15622	$13.29201	19
01/01/2014 to 12/31/2014	$13.29201	$14.25459	0
01/01/2015 to 12/31/2015	$14.25459	$13.76939	0
01/01/2016 to 12/31/2016	$13.76939	$15.20007	0
01/01/2017 to 12/31/2017	$15.20007	$17.35562	768
01/01/2018 to 12/31/2018	$17.35562	$15.17049	386
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99030	$11.16638	6,135
01/01/2011 to 12/31/2011	$11.16638	$10.59540	1,821
01/01/2012 to 12/31/2012	$10.59540	$12.07466	1,582
01/01/2013 to 12/31/2013	$12.07466	$16.68426	705
01/01/2014 to 12/31/2014	$16.68426	$18.54723	823
01/01/2015 to 12/31/2015	$18.54723	$17.02906	429
01/01/2016 to 12/31/2016	$17.02906	$19.59124	219
01/01/2017 to 12/31/2017	$19.59124	$21.69250	1,017
01/01/2018 to 12/31/2018	$21.69250	$17.63330	683
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99776	$10.24890	1,047
01/01/2013 to 12/31/2013	$10.24890	$11.85845	1,758
01/01/2014 to 12/31/2014	$11.85845	$12.13121	1,625
01/01/2015 to 12/31/2015	$12.13121	$11.65711	1,123
01/01/2016 to 12/31/2016	$11.65711	$11.83337	977
01/01/2017 to 12/31/2017	$11.83337	$13.41392	708
01/01/2018 to 12/31/2018	$13.41392	$11.96980	346
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93823	$11.60441	10,653
01/01/2011 to 12/31/2011	$11.60441	$9.00244	4,727
01/01/2012 to 12/31/2012	$9.00244	$10.32934	2,787
01/01/2013 to 12/31/2013	$10.32934	$10.07284	460
01/01/2014 to 12/31/2014	$10.07284	$9.34178	835
01/01/2015 to 12/31/2015	$9.34178	$7.56897	514
01/01/2016 to 12/31/2016	$7.56897	$8.27550	363
01/01/2017 to 12/31/2017	$8.27550	$10.17686	459
01/01/2018 to 12/31/2018	$10.17686	$8.50979	1,444
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98872	$10.53285	163,174
01/01/2011 to 12/31/2011	$10.53285	$10.35103	97,357
01/01/2012 to 12/31/2012	$10.35103	$11.11596	98,618
01/01/2013 to 12/31/2013	$11.11596	$11.81223	52,249
01/01/2014 to 12/31/2014	$11.81223	$12.15718	60,594
01/01/2015 to 12/31/2015	$12.15718	$11.84594	31,586
01/01/2016 to 12/31/2016	$11.84594	$12.16388	15,164
01/01/2017 to 12/31/2017	$12.16388	$13.03542	11,075
01/01/2018 to 12/31/2018	$13.03542	$12.32132	6,017
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01767	$10.05196	0
01/01/2012 to 12/31/2012	$10.05196	$10.47550	91
01/01/2013 to 12/31/2013	$10.47550	$9.95682	517
01/01/2014 to 12/31/2014	$9.95682	$10.27510	408
01/01/2015 to 12/31/2015	$10.27510	$9.97082	211
01/01/2016 to 12/31/2016	$9.97082	$10.11065	27
01/01/2017 to 12/31/2017	$10.11065	$10.39624	964
01/01/2018 to 12/31/2018	$10.39624	$10.03180	510

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96274	$11.43865	118,155
01/01/2011 to 12/31/2011	$11.43865	$10.43861	104,792
01/01/2012 to 12/31/2012	$10.43861	$11.46855	113,532
01/01/2013 to 12/31/2013	$11.46855	$13.05885	89,754
01/01/2014 to 12/31/2014	$13.05885	$13.87493	79,862
01/01/2015 to 12/31/2015	$13.87493	$13.41753	68,541
01/01/2016 to 12/31/2016	$13.41753	$14.37413	59,894
01/01/2017 to 12/31/2017	$14.37413	$16.23855	94,910
01/01/2018 to 12/31/2018	$16.23855	$14.59767	61,674
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.82499	1,770
01/01/2011 to 12/31/2011	$10.82499	$10.89734	482
01/01/2012 to 12/31/2012	$10.89734	$12.59643	489
01/01/2013 to 12/31/2013	$12.59643	$16.23101	184
01/01/2014 to 12/31/2014	$16.23101	$18.51134	135
01/01/2015 to 12/31/2015	$18.51134	$18.56612	127
01/01/2016 to 12/31/2016	$18.56612	$20.74822	121
01/01/2017 to 12/31/2017	$20.74822	$24.68208	626
01/01/2018 to 12/31/2018	$24.68208	$22.03891	41
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99775	$8.83594	0
01/01/2012 to 12/31/2012	$8.83594	$9.72824	0
01/01/2013 to 12/31/2013	$9.72824	$11.58574	0
01/01/2014 to 12/31/2014	$11.58574	$12.00578	0
01/01/2015 to 12/31/2015	$12.00578	$11.69925	0
01/01/2016 to 12/31/2016	$11.69925	$12.10377	0
01/01/2017 to 12/31/2017	$12.10377	$13.92024	0
01/01/2018 to 12/31/2018	$13.92024	$12.65823	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98681	$10.72024	140,238
01/01/2011 to 12/31/2011	$10.72024	$10.24187	51,420
01/01/2012 to 12/31/2012	$10.24187	$10.98948	39,344
01/01/2013 to 12/31/2013	$10.98948	$12.02286	23,665
01/01/2014 to 12/31/2014	$12.02286	$12.29951	28,813
01/01/2015 to 12/31/2015	$12.29951	$11.94756	21,667
01/01/2016 to 12/31/2016	$11.94756	$12.18547	14,403
01/01/2017 to 12/31/2017	$12.18547	$13.78216	17,940
01/01/2018 to 12/31/2018	$13.78216	$12.34837	7,697
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97108	$12.08395	899
01/01/2011 to 12/31/2011	$12.08395	$10.21630	492
01/01/2012 to 12/31/2012	$10.21630	$11.93538	829
01/01/2013 to 12/31/2013	$11.93538	$16.35278	294
01/01/2014 to 12/31/2014	$16.35278	$16.69730	1,046
01/01/2015 to 12/31/2015	$16.69730	$16.46333	177
01/01/2016 to 12/31/2016	$16.46333	$17.25324	209
01/01/2017 to 12/31/2017	$17.25324	$21.43768	140
01/01/2018 to 12/31/2018	$21.43768	$18.59390	117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96013	$12.54113	3,649
01/01/2011 to 12/31/2011	$12.54113	$12.08356	1,404
01/01/2012 to 12/31/2012	$12.08356	$13.18823	674
01/01/2013 to 12/31/2013	$13.18823	$17.34591	283
01/01/2014 to 12/31/2014	$17.34591	$17.52204	404
01/01/2015 to 12/31/2015	$17.52204	$17.18290	4,169
01/01/2016 to 12/31/2016	$17.18290	$18.73936	689
01/01/2017 to 12/31/2017	$18.73936	$22.59592	1,141
01/01/2018 to 12/31/2018	$22.59592	$20.13476	994
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96356	$11.39766	2,103
01/01/2011 to 12/31/2011	$11.39766	$10.42757	600
01/01/2012 to 12/31/2012	$10.42757	$11.98804	171
01/01/2013 to 12/31/2013	$11.98804	$16.02732	154
01/01/2014 to 12/31/2014	$16.02732	$16.41607	166
01/01/2015 to 12/31/2015	$16.41607	$15.28434	48
01/01/2016 to 12/31/2016	$15.28434	$19.21614	8
01/01/2017 to 12/31/2017	$19.21614	$20.07245	86
01/01/2018 to 12/31/2018	$20.07245	$16.19287	44
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99145	$10.62833	209,082
01/01/2011 to 12/31/2011	$10.62833	$10.54700	113,620
01/01/2012 to 12/31/2012	$10.54700	$11.64682	90,747
01/01/2013 to 12/31/2013	$11.64682	$13.24003	77,472
01/01/2014 to 12/31/2014	$13.24003	$13.64001	74,515
01/01/2015 to 12/31/2015	$13.64001	$13.27734	73,257
01/01/2016 to 12/31/2016	$13.27734	$13.89431	57,125
01/01/2017 to 12/31/2017	$13.89431	$15.60326	54,364
01/01/2018 to 12/31/2018	$15.60326	$14.37107	29,011
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97033	$11.06962	1,325
01/01/2011 to 12/31/2011	$11.06962	$10.58857	2,150
01/01/2012 to 12/31/2012	$10.58857	$12.11375	1,699
01/01/2013 to 12/31/2013	$12.11375	$16.97611	1,996
01/01/2014 to 12/31/2014	$16.97611	$17.89630	3,368
01/01/2015 to 12/31/2015	$17.89630	$19.08190	2,409
01/01/2016 to 12/31/2016	$19.08190	$19.06902	1,792
01/01/2017 to 12/31/2017	$19.06902	$25.58575	4,936
01/01/2018 to 12/31/2018	$25.58575	$25.85357	3,298
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98536	$10.60379	0
01/01/2011 to 12/31/2011	$10.60379	$10.26707	105
01/01/2012 to 12/31/2012	$10.26707	$11.32811	205
01/01/2013 to 12/31/2013	$11.32811	$14.83939	66
01/01/2014 to 12/31/2014	$14.83939	$14.66362	660
01/01/2015 to 12/31/2015	$14.66362	$13.40246	248
01/01/2016 to 12/31/2016	$13.40246	$13.84073	139
01/01/2017 to 12/31/2017	$13.84073	$15.69731	318
01/01/2018 to 12/31/2018	$15.69731	$13.78817	779

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85900	$11.40731	27,897
01/01/2011 to 12/31/2011	$11.40731	$9.44376	9,596
01/01/2012 to 12/31/2012	$9.44376	$9.52074	7,914
01/01/2013 to 12/31/2013	$9.52074	$10.68860	4,367
01/01/2014 to 12/31/2014	$10.68860	$9.53026	4,596
01/01/2015 to 12/31/2015	$9.53026	$7.48748	1,728
01/01/2016 to 12/31/2016	$7.48748	$9.07922	1,082
01/01/2017 to 12/31/2017	$9.07922	$9.74532	1,696
01/01/2018 to 12/31/2018	$9.74532	$7.90170	535
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97944	$10.24908	3,543
01/01/2011 to 12/31/2011	$10.24908	$10.38419	2,198
01/01/2012 to 12/31/2012	$10.38419	$10.63128	880
01/01/2013 to 12/31/2013	$10.63128	$9.95593	495
01/01/2014 to 12/31/2014	$9.95593	$9.74100	541
01/01/2015 to 12/31/2015	$9.74100	$9.04019	89
01/01/2016 to 12/31/2016	$9.04019	$9.18005	80
01/01/2017 to 12/31/2017	$9.18005	$9.11525	61
01/01/2018 to 12/31/2018	$9.11525	$9.04501	20
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98801	$11.43201	2,869
01/01/2011 to 12/31/2011	$11.43201	$10.73996	1,007
01/01/2012 to 12/31/2012	$10.73996	$12.37341	1,225
01/01/2013 to 12/31/2013	$12.37341	$15.94209	374
01/01/2014 to 12/31/2014	$15.94209	$17.83365	731
01/01/2015 to 12/31/2015	$17.83365	$16.20531	344
01/01/2016 to 12/31/2016	$16.20531	$17.97579	277
01/01/2017 to 12/31/2017	$17.97579	$20.73319	405
01/01/2018 to 12/31/2018	$20.73319	$16.83672	190
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99775	$8.77381	0
01/01/2012 to 12/31/2012	$8.77381	$9.47622	261
01/01/2013 to 12/31/2013	$9.47622	$11.11097	1,458
01/01/2014 to 12/31/2014	$11.11097	$11.40603	3,172
01/01/2015 to 12/31/2015	$11.40603	$11.02779	24,143
01/01/2016 to 12/31/2016	$11.02779	$11.43090	9,032
01/01/2017 to 12/31/2017	$11.43090	$12.63517	3,704
01/01/2018 to 12/31/2018	$12.63517	$11.67787	1,177
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.33756	19,082
01/01/2011 to 12/31/2011	$10.33756	$10.66490	8,732
01/01/2012 to 12/31/2012	$10.66490	$11.19133	8,397
01/01/2013 to 12/31/2013	$11.19133	$10.72657	4,818
01/01/2014 to 12/31/2014	$10.72657	$11.18815	6,786
01/01/2015 to 12/31/2015	$11.18815	$11.02065	3,121
01/01/2016 to 12/31/2016	$11.02065	$11.27609	1,439
01/01/2017 to 12/31/2017	$11.27609	$11.66453	2,847
01/01/2018 to 12/31/2018	$11.66453	$11.09096	5,350
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96751	$10.77691	146,600
01/01/2011 to 12/31/2011	$10.77691	$10.26518	209,819
01/01/2012 to 12/31/2012	$10.26518	$11.30635	288,890
01/01/2013 to 12/31/2013	$11.30635	$12.16672	252,283
01/01/2014 to 12/31/2014	$12.16672	$12.35971	214,155
01/01/2015 to 12/31/2015	$12.35971	$11.70468	161,235
01/01/2016 to 12/31/2016	$11.70468	$12.17929	146,039
01/01/2017 to 12/31/2017	$12.17929	$13.41803	143,222
01/01/2018 to 12/31/2018	$13.41803	$12.05997	102,267
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97819	$10.88255	140,731
01/01/2011 to 12/31/2011	$10.88255	$10.66087	236,931
01/01/2012 to 12/31/2012	$10.66087	$11.85511	356,225
01/01/2013 to 12/31/2013	$11.85511	$13.52094	380,142
01/01/2014 to 12/31/2014	$13.52094	$14.03839	349,115
01/01/2015 to 12/31/2015	$14.03839	$13.84685	271,817
01/01/2016 to 12/31/2016	$13.84685	$14.51275	243,398
01/01/2017 to 12/31/2017	$14.51275	$16.60538	216,905
01/01/2018 to 12/31/2018	$16.60538	$15.29005	192,906
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98847	$10.73529	64,924
01/01/2011 to 12/31/2011	$10.73529	$10.37714	144,911
01/01/2012 to 12/31/2012	$10.37714	$11.42035	191,466
01/01/2013 to 12/31/2013	$11.42035	$13.14696	207,911
01/01/2014 to 12/31/2014	$13.14696	$13.70336	203,031
01/01/2015 to 12/31/2015	$13.70336	$13.47257	204,817
01/01/2016 to 12/31/2016	$13.47257	$14.01393	175,462
01/01/2017 to 12/31/2017	$14.01393	$15.75760	153,966
01/01/2018 to 12/31/2018	$15.75760	$14.65624	135,420
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	56,266
01/01/2012 to 12/31/2012	$9.13559	$10.00229	88,036
01/01/2013 to 12/31/2013	$10.00229	$10.84949	103,932
01/01/2014 to 12/31/2014	$10.84949	$11.13593	111,043
01/01/2015 to 12/31/2015	$11.13593	$10.56951	100,484
01/01/2016 to 12/31/2016	$10.56951	$11.06264	89,020
01/01/2017 to 12/31/2017	$11.06264	$12.19072	74,894
01/01/2018 to 12/31/2018	$12.19072	$11.29756	65,287
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00764	$10.06524	5,427
01/01/2011 to 12/31/2011	$10.06524	$10.07064	29,632
01/01/2012 to 12/31/2012	$10.07064	$10.31656	70,743
01/01/2013 to 12/31/2013	$10.31656	$9.87539	44,007
01/01/2014 to 12/31/2014	$9.87539	$9.65361	32,331
01/01/2015 to 12/31/2015	$9.65361	$9.49166	14,250
01/01/2016 to 12/31/2016	$9.49166	$9.44051	14,144
01/01/2017 to 12/31/2017	$9.44051	$9.39580	14,549
01/01/2018 to 12/31/2018	$9.39580	$9.26127	13,018

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.33749	99,262
01/01/2011 to 12/31/2011	$10.33749	$10.43711	171,685
01/01/2012 to 12/31/2012	$10.43711	$11.16439	246,398
01/01/2013 to 12/31/2013	$11.16439	$10.72367	283,304
01/01/2014 to 12/31/2014	$10.72367	$10.93718	162,291
01/01/2015 to 12/31/2015	$10.93718	$10.47646	162,413
01/01/2016 to 12/31/2016	$10.47646	$10.68518	152,831
01/01/2017 to 12/31/2017	$10.68518	$10.91214	139,906
01/01/2018 to 12/31/2018	$10.91214	$10.60572	101,379
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.81582	64,519
01/01/2011 to 12/31/2011	$10.81582	$10.32683	116,165
01/01/2012 to 12/31/2012	$10.32683	$11.49108	160,338
01/01/2013 to 12/31/2013	$11.49108	$13.79435	201,356
01/01/2014 to 12/31/2014	$13.79435	$14.44190	227,218
01/01/2015 to 12/31/2015	$14.44190	$14.20676	214,062
01/01/2016 to 12/31/2016	$14.20676	$14.85242	195,907
01/01/2017 to 12/31/2017	$14.85242	$17.13419	195,400
01/01/2018 to 12/31/2018	$17.13419	$15.72146	191,976
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	0
01/01/2014 to 12/31/2014	$11.61237	$12.90918	357
01/01/2015 to 12/31/2015	$12.90918	$12.18049	0
01/01/2016 to 12/31/2016	$12.18049	$13.69453	12,237
01/01/2017 to 12/31/2017	$13.69453	$15.86715	13,198
01/01/2018 to 12/31/2018	$15.86715	$14.78437	5,823
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95960	$11.76700	5,365
01/01/2011 to 12/31/2011	$11.76700	$12.27331	15,056
01/01/2012 to 12/31/2012	$12.27331	$13.85220	26,071
01/01/2013 to 12/31/2013	$13.85220	$13.97911	25,228
01/01/2014 to 12/31/2014	$13.97911	$17.90735	18,282
01/01/2015 to 12/31/2015	$17.90735	$18.37116	29,350
01/01/2016 to 12/31/2016	$18.37116	$18.84280	34,305
01/01/2017 to 12/31/2017	$18.84280	$19.59045	24,577
01/01/2018 to 12/31/2018	$19.59045	$18.25558	20,777
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97569	$10.99750	66,641
01/01/2011 to 12/31/2011	$10.99750	$10.59953	113,782
01/01/2012 to 12/31/2012	$10.59953	$11.47432	199,811
01/01/2013 to 12/31/2013	$11.47432	$12.88499	197,700
01/01/2014 to 12/31/2014	$12.88499	$13.00531	152,724
01/01/2015 to 12/31/2015	$13.00531	$12.85179	125,480
01/01/2016 to 12/31/2016	$12.85179	$13.11093	103,879
01/01/2017 to 12/31/2017	$13.11093	$14.94320	88,461
01/01/2018 to 12/31/2018	$14.94320	$13.48781	70,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96989	$11.52688	2,286
01/01/2011 to 12/31/2011	$11.52688	$10.71105	1,832
01/01/2012 to 12/31/2012	$10.71105	$13.28970	4,336
01/01/2013 to 12/31/2013	$13.28970	$13.56937	2,996
01/01/2014 to 12/31/2014	$13.56937	$15.12643	2,002
01/01/2015 to 12/31/2015	$15.12643	$14.78798	1,733
01/01/2016 to 12/31/2016	$14.78798	$14.60045	1,418
01/01/2017 to 12/31/2017	$14.60045	$15.84272	1,464
01/01/2018 to 12/31/2018	$15.84272	$14.77024	1,379
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99146	$10.74807	3,018
01/01/2011 to 12/31/2011	$10.74807	$9.93692	3,456
01/01/2012 to 12/31/2012	$9.93692	$11.63517	3,910
01/01/2013 to 12/31/2013	$11.63517	$15.20399	4,575
01/01/2014 to 12/31/2014	$15.20399	$16.83091	12,262
01/01/2015 to 12/31/2015	$16.83091	$15.70797	22,469
01/01/2016 to 12/31/2016	$15.70797	$17.14509	21,252
01/01/2017 to 12/31/2017	$17.14509	$18.41282	25,128
01/01/2018 to 12/31/2018	$18.41282	$16.47856	19,458
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01954	$11.39805	1,141
01/01/2011 to 12/31/2011	$11.39805	$10.82130	4,027
01/01/2012 to 12/31/2012	$10.82130	$12.66509	9,260
01/01/2013 to 12/31/2013	$12.66509	$16.38245	10,402
01/01/2014 to 12/31/2014	$16.38245	$17.87799	8,894
01/01/2015 to 12/31/2015	$17.87799	$16.49901	31,716
01/01/2016 to 12/31/2016	$16.49901	$16.41064	22,790
01/01/2017 to 12/31/2017	$16.41064	$20.40932	21,035
01/01/2018 to 12/31/2018	$20.40932	$19.09976	17,325
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68489	67,518
01/01/2011 to 12/31/2011	$10.68489	$10.40258	121,125
01/01/2012 to 12/31/2012	$10.40258	$11.20961	180,004
01/01/2013 to 12/31/2013	$11.20961	$12.04591	185,230
01/01/2014 to 12/31/2014	$12.04591	$12.26323	161,137
01/01/2015 to 12/31/2015	$12.26323	$11.89052	117,188
01/01/2016 to 12/31/2016	$11.89052	$12.24703	97,441
01/01/2017 to 12/31/2017	$12.24703	$13.45657	94,875
01/01/2018 to 12/31/2018	$13.45657	$12.23654	72,200
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96484	$11.47291	3,472
01/01/2011 to 12/31/2011	$11.47291	$11.37278	8,702
01/01/2012 to 12/31/2012	$11.37278	$12.87387	14,998
01/01/2013 to 12/31/2013	$12.87387	$17.48643	18,371
01/01/2014 to 12/31/2014	$17.48643	$18.34207	19,668
01/01/2015 to 12/31/2015	$18.34207	$16.96158	19,295
01/01/2016 to 12/31/2016	$16.96158	$20.63316	15,650
01/01/2017 to 12/31/2017	$20.63316	$22.65158	16,199
01/01/2018 to 12/31/2018	$22.65158	$19.04482	13,616

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99822	$9.82805	8,911
01/01/2011 to 12/31/2011	$9.82805	$9.61919	59,176
01/01/2012 to 12/31/2012	$9.61919	$9.41308	49,856
01/01/2013 to 12/31/2013	$9.41308	$9.21068	26,267
01/01/2014 to 12/31/2014	$9.21068	$9.01260	26,889
01/01/2015 to 12/31/2015	$9.01260	$8.81875	20,464
01/01/2016 to 12/31/2016	$8.81875	$8.62972	27,298
01/01/2017 to 12/31/2017	$8.62972	$8.47354	5,978
01/01/2018 to 12/31/2018	$8.47354	$8.39821	5,439
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98419	$10.74637	3,019
01/01/2011 to 12/31/2011	$10.74637	$10.84929	13,561
01/01/2012 to 12/31/2012	$10.84929	$12.08858	24,805
01/01/2013 to 12/31/2013	$12.08858	$12.67807	25,137
01/01/2014 to 12/31/2014	$12.67807	$12.72290	22,599
01/01/2015 to 12/31/2015	$12.72290	$12.00573	10,845
01/01/2016 to 12/31/2016	$12.00573	$13.55690	19,794
01/01/2017 to 12/31/2017	$13.55690	$14.25737	11,422
01/01/2018 to 12/31/2018	$14.25737	$13.67210	7,976
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99020	$10.60265	6,329
01/01/2011 to 12/31/2011	$10.60265	$9.94093	6,860
01/01/2012 to 12/31/2012	$9.94093	$11.36943	14,064
01/01/2013 to 12/31/2013	$11.36943	$15.55961	24,428
01/01/2014 to 12/31/2014	$15.55961	$17.31807	22,773
01/01/2015 to 12/31/2015	$17.31807	$15.61779	35,884
01/01/2016 to 12/31/2016	$15.61779	$18.32198	35,897
01/01/2017 to 12/31/2017	$18.32198	$21.37030	37,724
01/01/2018 to 12/31/2018	$21.37030	$17.94921	24,201
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92904	$11.23996	6,483
01/01/2011 to 12/31/2011	$11.23996	$9.57716	6,196
01/01/2012 to 12/31/2012	$9.57716	$11.27953	7,687
01/01/2013 to 12/31/2013	$11.27953	$13.14034	7,748
01/01/2014 to 12/31/2014	$13.14034	$12.14739	5,681
01/01/2015 to 12/31/2015	$12.14739	$12.26035	10,423
01/01/2016 to 12/31/2016	$12.26035	$11.54411	12,662
01/01/2017 to 12/31/2017	$11.54411	$15.29858	11,971
01/01/2018 to 12/31/2018	$15.29858	$12.97234	8,796
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92891	$10.77933	2,146
01/01/2011 to 12/31/2011	$10.77933	$9.22411	17,693
01/01/2012 to 12/31/2012	$9.22411	$10.53073	5,334
01/01/2013 to 12/31/2013	$10.53073	$12.31033	19,232
01/01/2014 to 12/31/2014	$12.31033	$11.23806	14,100
01/01/2015 to 12/31/2015	$11.23806	$11.08635	30,385
01/01/2016 to 12/31/2016	$11.08635	$10.91151	35,523
01/01/2017 to 12/31/2017	$10.91151	$13.11345	30,202
01/01/2018 to 12/31/2018	$13.11345	$10.75955	27,411

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00644	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$11.64591	680,879
01/01/2012 to 12/31/2012	$11.64591	$12.46651	311,677
01/01/2013 to 12/31/2013	$12.46651	$11.81025	98,036
01/01/2014 to 12/31/2014	$11.81025	$12.33407	107,352
01/01/2015 to 12/31/2015	$12.33407	$12.21051	304,318
01/01/2016 to 12/31/2016	$12.21051	$12.45101	328,024
01/01/2017 to 12/31/2017	$12.45101	$12.70944	174,809
01/01/2018 to 12/31/2018	$12.70944	$12.40161	577,336
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97645	$10.85561	36,384
01/01/2011 to 12/31/2011	$10.85561	$10.56202	51,682
01/01/2012 to 12/31/2012	$10.56202	$11.73841	65,232
01/01/2013 to 12/31/2013	$11.73841	$13.35620	82,656
01/01/2014 to 12/31/2014	$13.35620	$13.90077	110,840
01/01/2015 to 12/31/2015	$13.90077	$13.45952	70,089
01/01/2016 to 12/31/2016	$13.45952	$13.85792	63,815
01/01/2017 to 12/31/2017	$13.85792	$15.86011	58,553
01/01/2018 to 12/31/2018	$15.86011	$14.37343	47,116
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92157	$10.54174	3,073
01/01/2011 to 12/31/2011	$10.54174	$9.37150	12,588
01/01/2012 to 12/31/2012	$9.37150	$11.17875	19,722
01/01/2013 to 12/31/2013	$11.17875	$12.61883	21,078
01/01/2014 to 12/31/2014	$12.61883	$11.56154	13,283
01/01/2015 to 12/31/2015	$11.56154	$10.99675	22,543
01/01/2016 to 12/31/2016	$10.99675	$10.96881	22,616
01/01/2017 to 12/31/2017	$10.96881	$13.91438	17,750
01/01/2018 to 12/31/2018	$13.91438	$11.23537	16,838
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.57174	35,434
01/01/2011 to 12/31/2011	$10.57174	$10.36895	88,001
01/01/2012 to 12/31/2012	$10.36895	$11.23332	157,158
01/01/2013 to 12/31/2013	$11.23332	$12.20458	160,546
01/01/2014 to 12/31/2014	$12.20458	$12.59292	116,686
01/01/2015 to 12/31/2015	$12.59292	$12.29973	171,161
01/01/2016 to 12/31/2016	$12.29973	$12.49783	122,782
01/01/2017 to 12/31/2017	$12.49783	$13.71484	101,781
01/01/2018 to 12/31/2018	$13.71484	$12.73062	82,859
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97106	$10.76026	0
01/01/2011 to 12/31/2011	$10.76026	$10.59897	933
01/01/2012 to 12/31/2012	$10.59897	$11.94582	9,243
01/01/2013 to 12/31/2013	$11.94582	$15.95494	5,338
01/01/2014 to 12/31/2014	$15.95494	$17.09580	14,106
01/01/2015 to 12/31/2015	$17.09580	$18.50726	13,765
01/01/2016 to 12/31/2016	$18.50726	$17.84505	10,409
01/01/2017 to 12/31/2017	$17.84505	$23.71936	13,185
01/01/2018 to 12/31/2018	$23.71936	$22.83270	10,144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99232	$11.28865	4,940
01/01/2011 to 12/31/2011	$11.28865	$10.94541	7,881
01/01/2012 to 12/31/2012	$10.94541	$12.02352	21,422
01/01/2013 to 12/31/2013	$12.02352	$16.07255	10,745
01/01/2014 to 12/31/2014	$16.07255	$17.39250	8,982
01/01/2015 to 12/31/2015	$17.39250	$18.73280	8,639
01/01/2016 to 12/31/2016	$18.73280	$19.35320	12,612
01/01/2017 to 12/31/2017	$19.35320	$25.18606	15,561
01/01/2018 to 12/31/2018	$25.18606	$23.97927	11,755
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98734	$10.87856	7,533
01/01/2011 to 12/31/2011	$10.87856	$10.31155	11,050
01/01/2012 to 12/31/2012	$10.31155	$12.41801	18,491
01/01/2013 to 12/31/2013	$12.41801	$15.50888	24,191
01/01/2014 to 12/31/2014	$15.50888	$15.72646	21,667
01/01/2015 to 12/31/2015	$15.72646	$15.16288	25,170
01/01/2016 to 12/31/2016	$15.16288	$15.89295	21,223
01/01/2017 to 12/31/2017	$15.89295	$19.25990	25,069
01/01/2018 to 12/31/2018	$19.25990	$17.04335	16,733
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.85427	0
01/01/2011 to 12/31/2011	$10.85427	$10.55815	1,033
01/01/2012 to 12/31/2012	$10.55815	$12.09583	2,537
01/01/2013 to 12/31/2013	$12.09583	$16.18042	3,175
01/01/2014 to 12/31/2014	$16.18042	$17.21163	5,885
01/01/2015 to 12/31/2015	$17.21163	$18.05908	3,541
01/01/2016 to 12/31/2016	$18.05908	$18.00947	12,918
01/01/2017 to 12/31/2017	$18.00947	$23.03522	6,535
01/01/2018 to 12/31/2018	$23.03522	$23.02189	5,103
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	0
01/01/2013 to 12/31/2013	$10.17752	$13.39500	1,740
01/01/2014 to 12/31/2014	$13.39500	$14.44620	0
01/01/2015 to 12/31/2015	$14.44620	$14.03334	113
01/01/2016 to 12/31/2016	$14.03334	$15.57875	5,764
01/01/2017 to 12/31/2017	$15.57875	$17.88822	1,923
01/01/2018 to 12/31/2018	$17.88822	$15.72498	1,680
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99077	$11.21717	4,546
01/01/2011 to 12/31/2011	$11.21717	$10.70359	11,880
01/01/2012 to 12/31/2012	$10.70359	$12.26702	17,653
01/01/2013 to 12/31/2013	$12.26702	$17.04575	22,312
01/01/2014 to 12/31/2014	$17.04575	$19.05619	21,700
01/01/2015 to 12/31/2015	$19.05619	$17.59543	30,935
01/01/2016 to 12/31/2016	$17.59543	$20.35683	27,330
01/01/2017 to 12/31/2017	$20.35683	$22.66722	27,931
01/01/2018 to 12/31/2018	$22.66722	$18.53043	24,770
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	21,801
01/01/2013 to 12/31/2013	$10.28812	$11.97118	38,962
01/01/2014 to 12/31/2014	$11.97118	$12.31571	27,860
01/01/2015 to 12/31/2015	$12.31571	$11.90126	16,128
01/01/2016 to 12/31/2016	$11.90126	$12.14926	4,519
01/01/2017 to 12/31/2017	$12.14926	$13.84950	4,283
01/01/2018 to 12/31/2018	$13.84950	$12.42880	3,671

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93869	$11.65729	14,546
01/01/2011 to 12/31/2011	$11.65729	$9.09457	21,050
01/01/2012 to 12/31/2012	$9.09457	$10.49422	31,436
01/01/2013 to 12/31/2013	$10.49422	$10.29148	29,756
01/01/2014 to 12/31/2014	$10.29148	$9.59859	19,376
01/01/2015 to 12/31/2015	$9.59859	$7.82112	16,927
01/01/2016 to 12/31/2016	$7.82112	$8.59942	16,054
01/01/2017 to 12/31/2017	$8.59942	$10.63475	18,931
01/01/2018 to 12/31/2018	$10.63475	$8.94325	15,970
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98918	$10.58066	199,856
01/01/2011 to 12/31/2011	$10.58066	$10.45671	390,341
01/01/2012 to 12/31/2012	$10.45671	$11.29302	513,412
01/01/2013 to 12/31/2013	$11.29302	$12.06818	389,835
01/01/2014 to 12/31/2014	$12.06818	$12.49073	330,232
01/01/2015 to 12/31/2015	$12.49073	$12.23976	284,999
01/01/2016 to 12/31/2016	$12.23976	$12.63896	239,306
01/01/2017 to 12/31/2017	$12.63896	$13.62084	226,420
01/01/2018 to 12/31/2018	$13.62084	$12.94796	185,725
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	815
01/01/2012 to 12/31/2012	$10.06185	$10.54515	34,556
01/01/2013 to 12/31/2013	$10.54515	$10.07983	7,157
01/01/2014 to 12/31/2014	$10.07983	$10.46093	5,742
01/01/2015 to 12/31/2015	$10.46093	$10.20855	11,503
01/01/2016 to 12/31/2016	$10.20855	$10.41006	15,243
01/01/2017 to 12/31/2017	$10.41006	$10.76453	25,238
01/01/2018 to 12/31/2018	$10.76453	$10.44621	19,278
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96321	$11.49069	90,824
01/01/2011 to 12/31/2011	$11.49069	$10.54529	174,945
01/01/2012 to 12/31/2012	$10.54529	$11.65139	224,696
01/01/2013 to 12/31/2013	$11.65139	$13.34208	223,723
01/01/2014 to 12/31/2014	$13.34208	$14.25597	239,384
01/01/2015 to 12/31/2015	$14.25597	$13.86404	336,136
01/01/2016 to 12/31/2016	$13.86404	$14.93617	311,428
01/01/2017 to 12/31/2017	$14.93617	$16.96853	519,821
01/01/2018 to 12/31/2018	$16.96853	$15.34067	386,374
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.87426	0
01/01/2011 to 12/31/2011	$10.87426	$11.00879	1,924
01/01/2012 to 12/31/2012	$11.00879	$12.79735	5,237
01/01/2013 to 12/31/2013	$12.79735	$16.58305	11,402
01/01/2014 to 12/31/2014	$16.58305	$19.01976	24,771
01/01/2015 to 12/31/2015	$19.01976	$19.18394	6,092
01/01/2016 to 12/31/2016	$19.18394	$21.55945	5,172
01/01/2017 to 12/31/2017	$21.55945	$25.79167	9,255
01/01/2018 to 12/31/2018	$25.79167	$23.16062	2,636

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	0
01/01/2014 to 12/31/2014	$11.76164	$12.25695	0
01/01/2015 to 12/31/2015	$12.25695	$12.01147	0
01/01/2016 to 12/31/2016	$12.01147	$12.49686	0
01/01/2017 to 12/31/2017	$12.49686	$14.45338	0
01/01/2018 to 12/31/2018	$14.45338	$13.21781	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98727	$10.76898	80,242
01/01/2011 to 12/31/2011	$10.76898	$10.34642	139,582
01/01/2012 to 12/31/2012	$10.34642	$11.16466	176,240
01/01/2013 to 12/31/2013	$11.16466	$12.28361	151,788
01/01/2014 to 12/31/2014	$12.28361	$12.63732	143,252
01/01/2015 to 12/31/2015	$12.63732	$12.34513	112,492
01/01/2016 to 12/31/2016	$12.34513	$12.66201	109,162
01/01/2017 to 12/31/2017	$12.66201	$14.40192	110,421
01/01/2018 to 12/31/2018	$14.40192	$12.97700	85,110
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97155	$12.13891	0
01/01/2011 to 12/31/2011	$12.13891	$10.32083	4,803
01/01/2012 to 12/31/2012	$10.32083	$12.12578	6,740
01/01/2013 to 12/31/2013	$12.12578	$16.70757	7,435
01/01/2014 to 12/31/2014	$16.70757	$17.15614	6,808
01/01/2015 to 12/31/2015	$17.15614	$17.01143	8,094
01/01/2016 to 12/31/2016	$17.01143	$17.92810	5,994
01/01/2017 to 12/31/2017	$17.92810	$22.40173	8,134
01/01/2018 to 12/31/2018	$22.40173	$19.54071	7,308
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96060	$12.59822	3,203
01/01/2011 to 12/31/2011	$12.59822	$12.20705	6,408
01/01/2012 to 12/31/2012	$12.20705	$13.39860	8,783
01/01/2013 to 12/31/2013	$13.39860	$17.72209	17,795
01/01/2014 to 12/31/2014	$17.72209	$18.00331	16,031
01/01/2015 to 12/31/2015	$18.00331	$17.75463	12,377
01/01/2016 to 12/31/2016	$17.75463	$19.47200	6,112
01/01/2017 to 12/31/2017	$19.47200	$23.61157	13,354
01/01/2018 to 12/31/2018	$23.61157	$21.15960	10,445
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96403	$11.44962	1,581
01/01/2011 to 12/31/2011	$11.44962	$10.53432	7,418
01/01/2012 to 12/31/2012	$10.53432	$12.17939	11,746
01/01/2013 to 12/31/2013	$12.17939	$16.37500	13,834
01/01/2014 to 12/31/2014	$16.37500	$16.86709	8,911
01/01/2015 to 12/31/2015	$16.86709	$15.79312	4,448
01/01/2016 to 12/31/2016	$15.79312	$19.96775	4,341
01/01/2017 to 12/31/2017	$19.96775	$20.97516	6,653
01/01/2018 to 12/31/2018	$20.97516	$17.01745	3,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99191	$10.67665	149,329
01/01/2011 to 12/31/2011	$10.67665	$10.65472	266,540
01/01/2012 to 12/31/2012	$10.65472	$11.83249	475,448
01/01/2013 to 12/31/2013	$11.83249	$13.52713	443,196
01/01/2014 to 12/31/2014	$13.52713	$14.01453	411,298
01/01/2015 to 12/31/2015	$14.01453	$13.71900	492,705
01/01/2016 to 12/31/2016	$13.71900	$14.43746	427,053
01/01/2017 to 12/31/2017	$14.43746	$16.30462	390,069
01/01/2018 to 12/31/2018	$16.30462	$15.10240	356,612
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97079	$11.12002	6,691
01/01/2011 to 12/31/2011	$11.12002	$10.69680	11,909
01/01/2012 to 12/31/2012	$10.69680	$12.30683	28,363
01/01/2013 to 12/31/2013	$12.30683	$17.34416	28,564
01/01/2014 to 12/31/2014	$17.34416	$18.38761	25,643
01/01/2015 to 12/31/2015	$18.38761	$19.71659	46,847
01/01/2016 to 12/31/2016	$19.71659	$19.81433	35,240
01/01/2017 to 12/31/2017	$19.81433	$26.73565	46,051
01/01/2018 to 12/31/2018	$26.73565	$27.16915	31,830
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98582	$10.65197	0
01/01/2011 to 12/31/2011	$10.65197	$10.37192	2,227
01/01/2012 to 12/31/2012	$10.37192	$11.50870	22,943
01/01/2013 to 12/31/2013	$11.50870	$15.16117	5,996
01/01/2014 to 12/31/2014	$15.16117	$15.06632	4,983
01/01/2015 to 12/31/2015	$15.06632	$13.84838	5,973
01/01/2016 to 12/31/2016	$13.84838	$14.38178	3,245
01/01/2017 to 12/31/2017	$14.38178	$16.40297	3,136
01/01/2018 to 12/31/2018	$16.40297	$14.49001	3,129
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85947	$11.45926	13,623
01/01/2011 to 12/31/2011	$11.45926	$9.54035	34,577
01/01/2012 to 12/31/2012	$9.54035	$9.67259	53,001
01/01/2013 to 12/31/2013	$9.67259	$10.92040	43,996
01/01/2014 to 12/31/2014	$10.92040	$9.79216	39,775
01/01/2015 to 12/31/2015	$9.79216	$7.73678	35,604
01/01/2016 to 12/31/2016	$7.73678	$9.43444	39,959
01/01/2017 to 12/31/2017	$9.43444	$10.18362	41,257
01/01/2018 to 12/31/2018	$10.18362	$8.30414	33,639
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97990	$10.29578	3,814
01/01/2011 to 12/31/2011	$10.29578	$10.49029	11,167
01/01/2012 to 12/31/2012	$10.49029	$10.80078	20,402
01/01/2013 to 12/31/2013	$10.80078	$10.17186	21,648
01/01/2014 to 12/31/2014	$10.17186	$10.00855	13,134
01/01/2015 to 12/31/2015	$10.00855	$9.34112	28,208
01/01/2016 to 12/31/2016	$9.34112	$9.53909	29,216
01/01/2017 to 12/31/2017	$9.53909	$9.52505	29,084
01/01/2018 to 12/31/2018	$9.52505	$9.50543	27,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98848	$11.48400	1,511
01/01/2011 to 12/31/2011	$11.48400	$10.84971	3,757
01/01/2012 to 12/31/2012	$10.84971	$12.57064	1,701
01/01/2013 to 12/31/2013	$12.57064	$16.28775	3,349
01/01/2014 to 12/31/2014	$16.28775	$18.32341	2,704
01/01/2015 to 12/31/2015	$18.32341	$16.74458	4,221
01/01/2016 to 12/31/2016	$16.74458	$18.67863	3,436
01/01/2017 to 12/31/2017	$18.67863	$21.66516	5,480
01/01/2018 to 12/31/2018	$21.66516	$17.69373	4,998
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.80715	15,394
01/01/2012 to 12/31/2012	$8.80715	$9.56607	22,128
01/01/2013 to 12/31/2013	$9.56607	$11.27958	99,211
01/01/2014 to 12/31/2014	$11.27958	$11.64456	143,326
01/01/2015 to 12/31/2015	$11.64456	$11.32210	95,374
01/01/2016 to 12/31/2016	$11.32210	$11.80216	87,057
01/01/2017 to 12/31/2017	$11.80216	$13.11908	81,442
01/01/2018 to 12/31/2018	$13.11908	$12.19402	55,988
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.38458	12,679
01/01/2011 to 12/31/2011	$10.38458	$10.77399	22,345
01/01/2012 to 12/31/2012	$10.77399	$11.36989	33,064
01/01/2013 to 12/31/2013	$11.36989	$10.95942	42,177
01/01/2014 to 12/31/2014	$10.95942	$11.49564	38,210
01/01/2015 to 12/31/2015	$11.49564	$11.38757	78,360
01/01/2016 to 12/31/2016	$11.38757	$11.71721	78,578
01/01/2017 to 12/31/2017	$11.71721	$12.18917	85,497
01/01/2018 to 12/31/2018	$12.18917	$11.65564	127,653
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96734	$10.75915	185,308
01/01/2011 to 12/31/2011	$10.75915	$10.22743	96,829
01/01/2012 to 12/31/2012	$10.22743	$11.24170	88,194
01/01/2013 to 12/31/2013	$11.24170	$12.07242	95,649
01/01/2014 to 12/31/2014	$12.07242	$12.23882	34,666
01/01/2015 to 12/31/2015	$12.23882	$11.56645	9,592
01/01/2016 to 12/31/2016	$11.56645	$12.01088	6,218
01/01/2017 to 12/31/2017	$12.01088	$13.20557	6,091
01/01/2018 to 12/31/2018	$13.20557	$11.84454	2,564
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97803	$10.86460	117,048
01/01/2011 to 12/31/2011	$10.86460	$10.62155	73,760
01/01/2012 to 12/31/2012	$10.62155	$11.78720	62,227
01/01/2013 to 12/31/2013	$11.78720	$13.41606	28,060
01/01/2014 to 12/31/2014	$13.41606	$13.90094	28,582
01/01/2015 to 12/31/2015	$13.90094	$13.68317	16,494
01/01/2016 to 12/31/2016	$13.68317	$14.31201	10,868
01/01/2017 to 12/31/2017	$14.31201	$16.34238	12,277
01/01/2018 to 12/31/2018	$16.34238	$15.01703	4,318
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98830	$10.71761	153,190
01/01/2011 to 12/31/2011	$10.71761	$10.33893	82,217
01/01/2012 to 12/31/2012	$10.33893	$11.35513	76,581
01/01/2013 to 12/31/2013	$11.35513	$13.04513	111,378
01/01/2014 to 12/31/2014	$13.04513	$13.56935	82,848
01/01/2015 to 12/31/2015	$13.56935	$13.31353	44,842
01/01/2016 to 12/31/2016	$13.31353	$13.82021	36,246
01/01/2017 to 12/31/2017	$13.82021	$15.50812	30,637
01/01/2018 to 12/31/2018	$15.50812	$14.39451	16,014
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	1,293
01/01/2012 to 12/31/2012	$9.12313	$9.96798	3,311
01/01/2013 to 12/31/2013	$9.96798	$10.79016	4,408
01/01/2014 to 12/31/2014	$10.79016	$11.05246	2,581
01/01/2015 to 12/31/2015	$11.05246	$10.46885	2,487
01/01/2016 to 12/31/2016	$10.46885	$10.93501	2,153
01/01/2017 to 12/31/2017	$10.93501	$12.02559	1,932
01/01/2018 to 12/31/2018	$12.02559	$11.12161	1,023
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00747	$10.04881	40,641
01/01/2011 to 12/31/2011	$10.04881	$10.03369	47,814
01/01/2012 to 12/31/2012	$10.03369	$10.25741	33,986
01/01/2013 to 12/31/2013	$10.25741	$9.79857	9,824
01/01/2014 to 12/31/2014	$9.79857	$9.55887	6,441
01/01/2015 to 12/31/2015	$9.55887	$9.37935	3,704
01/01/2016 to 12/31/2016	$9.37935	$9.30932	3,665
01/01/2017 to 12/31/2017	$9.30932	$9.24584	3,264
01/01/2018 to 12/31/2018	$9.24584	$9.09473	355

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00639	$10.32046	154,934
01/01/2011 to 12/31/2011	$10.32046	$10.39873	115,836
01/01/2012 to 12/31/2012	$10.39873	$11.10057	100,237
01/01/2013 to 12/31/2013	$11.10057	$10.64048	46,151
01/01/2014 to 12/31/2014	$10.64048	$10.82998	36,920
01/01/2015 to 12/31/2015	$10.82998	$10.35248	20,181
01/01/2016 to 12/31/2016	$10.35248	$10.53723	21,306
01/01/2017 to 12/31/2017	$10.53723	$10.73914	16,233
01/01/2018 to 12/31/2018	$10.73914	$10.41617	5,179
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00675	$10.59439	0
01/01/2011 to 12/31/2011	$10.59439	$11.75078	626,664
01/01/2012 to 12/31/2012	$11.75078	$12.13006	563,765
01/01/2013 to 12/31/2013	$12.13006	$11.47274	370,656
01/01/2014 to 12/31/2014	$11.47274	$11.50141	220,378
01/01/2015 to 12/31/2015	$11.50141	$11.32213	131,328
01/01/2016 to 12/31/2016	$11.32213	$11.23460	121,006
01/01/2017 to 12/31/2017	$11.23460	$11.04939	168,138
01/01/2018 to 12/31/2018	$11.04939	$10.87029	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99805	$10.59732	0
01/01/2011 to 12/31/2011	$10.59732	$12.00179	0
01/01/2012 to 12/31/2012	$12.00179	$12.40605	53,074
01/01/2013 to 12/31/2013	$12.40605	$11.52925	22,017
01/01/2014 to 12/31/2014	$11.52925	$11.73842	14,992
01/01/2015 to 12/31/2015	$11.73842	$11.58535	11,358
01/01/2016 to 12/31/2016	$11.58535	$11.47742	12,829
01/01/2017 to 12/31/2017	$11.47742	$11.29346	32,672
01/01/2018 to 12/31/2018	$11.29346	$11.08918	132,181
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00887	$10.62787	0
01/01/2011 to 12/31/2011	$10.62787	$12.31691	575
01/01/2012 to 12/31/2012	$12.31691	$12.78702	763
01/01/2013 to 12/31/2013	$12.78702	$11.67293	121,981
01/01/2014 to 12/31/2014	$11.67293	$12.10070	116,130
01/01/2015 to 12/31/2015	$12.10070	$11.99679	136,989
01/01/2016 to 12/31/2016	$11.99679	$11.94466	134,479
01/01/2017 to 12/31/2017	$11.94466	$11.76792	54,481
01/01/2018 to 12/31/2018	$11.76792	$11.52351	42,871
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00780	$10.72931	0
01/01/2011 to 12/31/2011	$10.72931	$12.60470	335,574
01/01/2012 to 12/31/2012	$12.60470	$13.14422	284,935
01/01/2013 to 12/31/2013	$13.14422	$11.93675	117,654
01/01/2014 to 12/31/2014	$11.93675	$12.55155	189,756
01/01/2015 to 12/31/2015	$12.55155	$12.47514	167,554
01/01/2016 to 12/31/2016	$12.47514	$12.43034	142,592
01/01/2017 to 12/31/2017	$12.43034	$12.33085	83,983
01/01/2018 to 12/31/2018	$12.33085	$12.04768	72,999

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	67,199
01/01/2012 to 12/31/2012	$11.95342	$12.35456	108,647
01/01/2013 to 12/31/2013	$12.35456	$10.88848	33,852
01/01/2014 to 12/31/2014	$10.88848	$11.73515	19,592
01/01/2015 to 12/31/2015	$11.73515	$11.69959	63,969
01/01/2016 to 12/31/2016	$11.69959	$11.63394	34,078
01/01/2017 to 12/31/2017	$11.63394	$11.53948	16,272
01/01/2018 to 12/31/2018	$11.53948	$11.25026	11,310
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	4,376
01/01/2013 to 12/31/2013	$10.34068	$9.06777	217,402
01/01/2014 to 12/31/2014	$9.06777	$9.97216	99,935
01/01/2015 to 12/31/2015	$9.97216	$10.00163	5,743
01/01/2016 to 12/31/2016	$10.00163	$9.95378	1,777
01/01/2017 to 12/31/2017	$9.95378	$9.88524	688
01/01/2018 to 12/31/2018	$9.88524	$9.62630	19,269
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	16,462
01/01/2014 to 12/31/2014	$8.70047	$9.73572	13,118
01/01/2015 to 12/31/2015	$9.73572	$9.77696	0
01/01/2016 to 12/31/2016	$9.77696	$9.72967	0
01/01/2017 to 12/31/2017	$9.72967	$9.66150	4,186
01/01/2018 to 12/31/2018	$9.66150	$9.37256	3,800
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	4,701
01/01/2015 to 12/31/2015	$11.23968	$11.19491	152,104
01/01/2016 to 12/31/2016	$11.19491	$11.20268	0
01/01/2017 to 12/31/2017	$11.20268	$11.14026	0
01/01/2018 to 12/31/2018	$11.14026	$10.79716	39,450
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	3,985
01/01/2016 to 12/31/2016	$9.88219	$9.85094	111,541
01/01/2017 to 12/31/2017	$9.85094	$9.85289	93,822
01/01/2018 to 12/31/2018	$9.85289	$9.52005	105,357
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	108,435
01/01/2017 to 12/31/2017	$9.82430	$9.85162	61,283
01/01/2018 to 12/31/2018	$9.85162	$9.49786	75,019
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	0
01/01/2018 to 12/31/2018	$9.98063	$9.54455	13,291
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.79804	143,748
01/01/2011 to 12/31/2011	$10.79804	$10.28877	87,748
01/01/2012 to 12/31/2012	$10.28877	$11.42534	73,901
01/01/2013 to 12/31/2013	$11.42534	$13.68738	102,441
01/01/2014 to 12/31/2014	$13.68738	$14.30069	49,309
01/01/2015 to 12/31/2015	$14.30069	$14.03913	27,499
01/01/2016 to 12/31/2016	$14.03913	$14.64727	21,917
01/01/2017 to 12/31/2017	$14.64727	$16.86301	23,476
01/01/2018 to 12/31/2018	$16.86301	$15.44075	9,322

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	107
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	0
01/01/2017 to 12/31/2017	$13.58705	$15.71061	0
01/01/2018 to 12/31/2018	$15.71061	$14.60844	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95944	$11.74760	9,018
01/01/2011 to 12/31/2011	$11.74760	$12.22807	5,827
01/01/2012 to 12/31/2012	$12.22807	$13.77283	5,823
01/01/2013 to 12/31/2013	$13.77283	$13.87061	5,701
01/01/2014 to 12/31/2014	$13.87061	$17.73201	4,054
01/01/2015 to 12/31/2015	$17.73201	$18.15410	2,480
01/01/2016 to 12/31/2016	$18.15410	$18.58231	1,922
01/01/2017 to 12/31/2017	$18.58231	$19.28015	1,046
01/01/2018 to 12/31/2018	$19.28015	$17.92944	149
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97552	$10.97934	136,701
01/01/2011 to 12/31/2011	$10.97934	$10.56045	77,109
01/01/2012 to 12/31/2012	$10.56045	$11.40861	65,481
01/01/2013 to 12/31/2013	$11.40861	$12.78490	42,479
01/01/2014 to 12/31/2014	$12.78490	$12.87792	28,537
01/01/2015 to 12/31/2015	$12.87792	$12.69991	18,601
01/01/2016 to 12/31/2016	$12.69991	$12.92967	14,374
01/01/2017 to 12/31/2017	$12.92967	$14.70656	26,275
01/01/2018 to 12/31/2018	$14.70656	$13.24687	11,054
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96972	$11.50809	1,396
01/01/2011 to 12/31/2011	$11.50809	$10.67179	2,086
01/01/2012 to 12/31/2012	$10.67179	$13.21390	1,064
01/01/2013 to 12/31/2013	$13.21390	$13.46442	707
01/01/2014 to 12/31/2014	$13.46442	$14.97880	736
01/01/2015 to 12/31/2015	$14.97880	$14.61374	537
01/01/2016 to 12/31/2016	$14.61374	$14.39889	301
01/01/2017 to 12/31/2017	$14.39889	$15.59219	249
01/01/2018 to 12/31/2018	$15.59219	$14.50677	205
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99129	$10.73041	17,015
01/01/2011 to 12/31/2011	$10.73041	$9.90037	7,369
01/01/2012 to 12/31/2012	$9.90037	$11.56865	6,962
01/01/2013 to 12/31/2013	$11.56865	$15.08617	3,028
01/01/2014 to 12/31/2014	$15.08617	$16.66640	2,752
01/01/2015 to 12/31/2015	$16.66640	$15.52266	2,201
01/01/2016 to 12/31/2016	$15.52266	$16.90821	1,989
01/01/2017 to 12/31/2017	$16.90821	$18.12133	1,638
01/01/2018 to 12/31/2018	$18.12133	$16.18431	441

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01937	$11.37927	3,876
01/01/2011 to 12/31/2011	$11.37927	$10.78139	4,165
01/01/2012 to 12/31/2012	$10.78139	$12.59264	2,016
01/01/2013 to 12/31/2013	$12.59264	$16.25531	524
01/01/2014 to 12/31/2014	$16.25531	$17.70310	555
01/01/2015 to 12/31/2015	$17.70310	$16.30419	2,212
01/01/2016 to 12/31/2016	$16.30419	$16.18383	1,054
01/01/2017 to 12/31/2017	$16.18383	$20.08625	1,573
01/01/2018 to 12/31/2018	$20.08625	$18.75862	795
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98779	$10.66728	98,417
01/01/2011 to 12/31/2011	$10.66728	$10.36422	46,138
01/01/2012 to 12/31/2012	$10.36422	$11.14546	41,182
01/01/2013 to 12/31/2013	$11.14546	$11.95250	11,414
01/01/2014 to 12/31/2014	$11.95250	$12.14325	14,332
01/01/2015 to 12/31/2015	$12.14325	$11.75007	7,803
01/01/2016 to 12/31/2016	$11.75007	$12.07766	5,331
01/01/2017 to 12/31/2017	$12.07766	$13.24345	7,274
01/01/2018 to 12/31/2018	$13.24345	$12.01789	3,706
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96468	$11.45406	13,519
01/01/2011 to 12/31/2011	$11.45406	$11.33091	5,844
01/01/2012 to 12/31/2012	$11.33091	$12.80029	4,705
01/01/2013 to 12/31/2013	$12.80029	$17.35113	3,847
01/01/2014 to 12/31/2014	$17.35113	$18.16301	2,839
01/01/2015 to 12/31/2015	$18.16301	$16.76174	1,868
01/01/2016 to 12/31/2016	$16.76174	$20.34844	1,499
01/01/2017 to 12/31/2017	$20.34844	$22.29353	594
01/01/2018 to 12/31/2018	$22.29353	$18.70525	259
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99805	$9.81187	6,611
01/01/2011 to 12/31/2011	$9.81187	$9.58392	132,278
01/01/2012 to 12/31/2012	$9.58392	$9.35920	19,325
01/01/2013 to 12/31/2013	$9.35920	$9.13913	6,955
01/01/2014 to 12/31/2014	$9.13913	$8.92450	716
01/01/2015 to 12/31/2015	$8.92450	$8.71476	1,176
01/01/2016 to 12/31/2016	$8.71476	$8.51057	1,706
01/01/2017 to 12/31/2017	$8.51057	$8.33954	1,358
01/01/2018 to 12/31/2018	$8.33954	$8.24837	755
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98402	$10.72872	17,354
01/01/2011 to 12/31/2011	$10.72872	$10.80943	9,978
01/01/2012 to 12/31/2012	$10.80943	$12.01952	6,785
01/01/2013 to 12/31/2013	$12.01952	$12.57980	3,878
01/01/2014 to 12/31/2014	$12.57980	$12.59830	3,947
01/01/2015 to 12/31/2015	$12.59830	$11.86381	2,449
01/01/2016 to 12/31/2016	$11.86381	$13.36939	2,444
01/01/2017 to 12/31/2017	$13.36939	$14.03154	1,156
01/01/2018 to 12/31/2018	$14.03154	$13.42785	25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99003	$10.58525	4,210
01/01/2011 to 12/31/2011	$10.58525	$9.90441	384
01/01/2012 to 12/31/2012	$9.90441	$11.30444	133
01/01/2013 to 12/31/2013	$11.30444	$15.43913	1,556
01/01/2014 to 12/31/2014	$15.43913	$17.14880	892
01/01/2015 to 12/31/2015	$17.14880	$15.43354	413
01/01/2016 to 12/31/2016	$15.43354	$18.06897	173
01/01/2017 to 12/31/2017	$18.06897	$21.03225	82
01/01/2018 to 12/31/2018	$21.03225	$17.62901	252
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92888	$11.22148	1,693
01/01/2011 to 12/31/2011	$11.22148	$9.54183	944
01/01/2012 to 12/31/2012	$9.54183	$11.21495	732
01/01/2013 to 12/31/2013	$11.21495	$13.03848	512
01/01/2014 to 12/31/2014	$13.03848	$12.02858	659
01/01/2015 to 12/31/2015	$12.02858	$12.11568	492
01/01/2016 to 12/31/2016	$12.11568	$11.38457	379
01/01/2017 to 12/31/2017	$11.38457	$15.05653	369
01/01/2018 to 12/31/2018	$15.05653	$12.74093	233
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92875	$10.76157	2,758
01/01/2011 to 12/31/2011	$10.76157	$9.19006	1,975
01/01/2012 to 12/31/2012	$9.19006	$10.47035	1,301
01/01/2013 to 12/31/2013	$10.47035	$12.21478	680
01/01/2014 to 12/31/2014	$12.21478	$11.12807	699
01/01/2015 to 12/31/2015	$11.12807	$10.95534	675
01/01/2016 to 12/31/2016	$10.95534	$10.76057	573
01/01/2017 to 12/31/2017	$10.76057	$12.90565	429
01/01/2018 to 12/31/2018	$12.90565	$10.56728	281
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97628	$10.83775	43,448
01/01/2011 to 12/31/2011	$10.83775	$10.52321	18,052
01/01/2012 to 12/31/2012	$10.52321	$11.67143	21,303
01/01/2013 to 12/31/2013	$11.67143	$13.25283	4,218
01/01/2014 to 12/31/2014	$13.25283	$13.76509	3,111
01/01/2015 to 12/31/2015	$13.76509	$13.30082	1,118
01/01/2016 to 12/31/2016	$13.30082	$13.66665	1,030
01/01/2017 to 12/31/2017	$13.66665	$15.60933	1,414
01/01/2018 to 12/31/2018	$15.60933	$14.11700	478
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92140	$10.52447	13,717
01/01/2011 to 12/31/2011	$10.52447	$9.33702	5,393
01/01/2012 to 12/31/2012	$9.33702	$11.11487	4,023
01/01/2013 to 12/31/2013	$11.11487	$12.52096	1,803
01/01/2014 to 12/31/2014	$12.52096	$11.44842	1,829
01/01/2015 to 12/31/2015	$11.44842	$10.86689	1,012
01/01/2016 to 12/31/2016	$10.86689	$10.81712	1,065
01/01/2017 to 12/31/2017	$10.81712	$13.69403	769
01/01/2018 to 12/31/2018	$13.69403	$11.03468	359

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.55438	51,663
01/01/2011 to 12/31/2011	$10.55438	$10.33075	23,238
01/01/2012 to 12/31/2012	$10.33075	$11.16896	21,393
01/01/2013 to 12/31/2013	$11.16896	$12.10980	6,502
01/01/2014 to 12/31/2014	$12.10980	$12.46955	6,355
01/01/2015 to 12/31/2015	$12.46955	$12.15423	2,444
01/01/2016 to 12/31/2016	$12.15423	$12.32480	2,314
01/01/2017 to 12/31/2017	$12.32480	$13.49737	2,421
01/01/2018 to 12/31/2018	$13.49737	$12.50293	1,495
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97090	$10.74258	0
01/01/2011 to 12/31/2011	$10.74258	$10.56007	0
01/01/2012 to 12/31/2012	$10.56007	$11.87760	0
01/01/2013 to 12/31/2013	$11.87760	$15.83137	299
01/01/2014 to 12/31/2014	$15.83137	$16.92852	166
01/01/2015 to 12/31/2015	$16.92852	$18.28864	1,140
01/01/2016 to 12/31/2016	$18.28864	$17.59833	0
01/01/2017 to 12/31/2017	$17.59833	$23.34383	0
01/01/2018 to 12/31/2018	$23.34383	$22.42498	37
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99215	$11.27007	16,985
01/01/2011 to 12/31/2011	$11.27007	$10.90506	10,893
01/01/2012 to 12/31/2012	$10.90506	$11.95463	7,333
01/01/2013 to 12/31/2013	$11.95463	$15.94779	4,490
01/01/2014 to 12/31/2014	$15.94779	$17.22216	3,399
01/01/2015 to 12/31/2015	$17.22216	$18.51127	2,126
01/01/2016 to 12/31/2016	$18.51127	$19.08542	1,738
01/01/2017 to 12/31/2017	$19.08542	$24.78696	2,418
01/01/2018 to 12/31/2018	$24.78696	$23.55073	802
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98718	$10.86071	16,452
01/01/2011 to 12/31/2011	$10.86071	$10.27356	13,322
01/01/2012 to 12/31/2012	$10.27356	$12.34700	9,873
01/01/2013 to 12/31/2013	$12.34700	$15.38878	8,693
01/01/2014 to 12/31/2014	$15.38878	$15.57270	6,054
01/01/2015 to 12/31/2015	$15.57270	$14.98399	5,383
01/01/2016 to 12/31/2016	$14.98399	$15.67330	3,168
01/01/2017 to 12/31/2017	$15.67330	$18.95502	3,021
01/01/2018 to 12/31/2018	$18.95502	$16.73905	960
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.83645	4,066
01/01/2011 to 12/31/2011	$10.83645	$10.51928	1,160
01/01/2012 to 12/31/2012	$10.51928	$12.02656	1,794
01/01/2013 to 12/31/2013	$12.02656	$16.05490	2,220
01/01/2014 to 12/31/2014	$16.05490	$17.04320	1,538
01/01/2015 to 12/31/2015	$17.04320	$17.84580	227
01/01/2016 to 12/31/2016	$17.84580	$17.76054	570
01/01/2017 to 12/31/2017	$17.76054	$22.67055	416
01/01/2018 to 12/31/2018	$22.67055	$22.61073	95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	1,819
01/01/2014 to 12/31/2014	$13.35750	$14.37634	1,076
01/01/2015 to 12/31/2015	$14.37634	$13.93693	867
01/01/2016 to 12/31/2016	$13.93693	$15.44031	721
01/01/2017 to 12/31/2017	$15.44031	$17.69317	177
01/01/2018 to 12/31/2018	$17.69317	$15.52153	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99060	$11.19874	3,119
01/01/2011 to 12/31/2011	$11.19874	$10.66429	2,984
01/01/2012 to 12/31/2012	$10.66429	$12.19697	1,459
01/01/2013 to 12/31/2013	$12.19697	$16.91385	4,673
01/01/2014 to 12/31/2014	$16.91385	$18.87003	4,378
01/01/2015 to 12/31/2015	$18.87003	$17.38782	3,132
01/01/2016 to 12/31/2016	$17.38782	$20.07581	2,441
01/01/2017 to 12/31/2017	$20.07581	$22.30878	1,106
01/01/2018 to 12/31/2018	$22.30878	$18.19987	324
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	1,294
01/01/2013 to 12/31/2013	$10.27384	$11.93003	0
01/01/2014 to 12/31/2014	$11.93003	$12.24836	0
01/01/2015 to 12/31/2015	$12.24836	$11.81199	0
01/01/2016 to 12/31/2016	$11.81199	$12.03362	0
01/01/2017 to 12/31/2017	$12.03362	$13.68971	0
01/01/2018 to 12/31/2018	$13.68971	$12.26007	0
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93852	$11.63809	11,221
01/01/2011 to 12/31/2011	$11.63809	$9.06103	5,285
01/01/2012 to 12/31/2012	$9.06103	$10.43410	3,327
01/01/2013 to 12/31/2013	$10.43410	$10.21164	1,870
01/01/2014 to 12/31/2014	$10.21164	$9.50471	873
01/01/2015 to 12/31/2015	$9.50471	$7.72875	440
01/01/2016 to 12/31/2016	$7.72875	$8.48048	180
01/01/2017 to 12/31/2017	$8.48048	$10.46629	156
01/01/2018 to 12/31/2018	$10.46629	$8.78348	0
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98901	$10.56322	388,380
01/01/2011 to 12/31/2011	$10.56322	$10.41816	266,866
01/01/2012 to 12/31/2012	$10.41816	$11.22833	246,854
01/01/2013 to 12/31/2013	$11.22833	$11.97456	172,769
01/01/2014 to 12/31/2014	$11.97456	$12.36853	151,994
01/01/2015 to 12/31/2015	$12.36853	$12.09525	95,964
01/01/2016 to 12/31/2016	$12.09525	$12.46418	83,331
01/01/2017 to 12/31/2017	$12.46418	$13.40507	43,017
01/01/2018 to 12/31/2018	$13.40507	$12.71667	27,728
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	6,308
01/01/2012 to 12/31/2012	$10.05822	$10.51980	1,545
01/01/2013 to 12/31/2013	$10.51980	$10.03496	3,199
01/01/2014 to 12/31/2014	$10.03496	$10.39310	2,824
01/01/2015 to 12/31/2015	$10.39310	$10.12167	2,691
01/01/2016 to 12/31/2016	$10.12167	$10.30037	946
01/01/2017 to 12/31/2017	$10.30037	$10.62931	686
01/01/2018 to 12/31/2018	$10.62931	$10.29382	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96304	$11.47182	108,323
01/01/2011 to 12/31/2011	$11.47182	$10.50641	56,271
01/01/2012 to 12/31/2012	$10.50641	$11.58467	41,626
01/01/2013 to 12/31/2013	$11.58467	$13.23852	26,013
01/01/2014 to 12/31/2014	$13.23852	$14.11648	10,317
01/01/2015 to 12/31/2015	$14.11648	$13.70023	13,173
01/01/2016 to 12/31/2016	$13.70023	$14.72957	9,950
01/01/2017 to 12/31/2017	$14.72957	$16.69976	23,640
01/01/2018 to 12/31/2018	$16.69976	$15.06661	8,342
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.85629	747
01/01/2011 to 12/31/2011	$10.85629	$10.96805	1,293
01/01/2012 to 12/31/2012	$10.96805	$12.72392	870
01/01/2013 to 12/31/2013	$12.72392	$16.45421	0
01/01/2014 to 12/31/2014	$16.45421	$18.83337	0
01/01/2015 to 12/31/2015	$18.83337	$18.95714	0
01/01/2016 to 12/31/2016	$18.95714	$21.26114	0
01/01/2017 to 12/31/2017	$21.26114	$25.38287	280
01/01/2018 to 12/31/2018	$25.38287	$22.74671	133
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	0
01/01/2012 to 12/31/2012	$8.85728	$9.78676	0
01/01/2013 to 12/31/2013	$9.78676	$11.69734	0
01/01/2014 to 12/31/2014	$11.69734	$12.16502	0
01/01/2015 to 12/31/2015	$12.16502	$11.89708	0
01/01/2016 to 12/31/2016	$11.89708	$12.35269	0
01/01/2017 to 12/31/2017	$12.35269	$14.25758	0
01/01/2018 to 12/31/2018	$14.25758	$13.01190	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98710	$10.75126	81,315
01/01/2011 to 12/31/2011	$10.75126	$10.30837	43,149
01/01/2012 to 12/31/2012	$10.30837	$11.10075	37,583
01/01/2013 to 12/31/2013	$11.10075	$12.18835	14,195
01/01/2014 to 12/31/2014	$12.18835	$12.51365	23,436
01/01/2015 to 12/31/2015	$12.51365	$12.19922	18,310
01/01/2016 to 12/31/2016	$12.19922	$12.48685	12,773
01/01/2017 to 12/31/2017	$12.48685	$14.17369	14,730
01/01/2018 to 12/31/2018	$14.17369	$12.74505	5,839
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97138	$12.11885	988
01/01/2011 to 12/31/2011	$12.11885	$10.28273	2,899
01/01/2012 to 12/31/2012	$10.28273	$12.05627	2,105
01/01/2013 to 12/31/2013	$12.05627	$16.57797	2,326
01/01/2014 to 12/31/2014	$16.57797	$16.98811	1,823
01/01/2015 to 12/31/2015	$16.98811	$16.81029	1,006
01/01/2016 to 12/31/2016	$16.81029	$17.68003	454
01/01/2017 to 12/31/2017	$17.68003	$22.04674	315
01/01/2018 to 12/31/2018	$22.04674	$19.19144	36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96043	$12.57745	679
01/01/2011 to 12/31/2011	$12.57745	$12.16210	1,658
01/01/2012 to 12/31/2012	$12.16210	$13.32183	742
01/01/2013 to 12/31/2013	$13.32183	$17.58467	634
01/01/2014 to 12/31/2014	$17.58467	$17.82723	666
01/01/2015 to 12/31/2015	$17.82723	$17.54499	374
01/01/2016 to 12/31/2016	$17.54499	$19.20276	107
01/01/2017 to 12/31/2017	$19.20276	$23.23763	131
01/01/2018 to 12/31/2018	$23.23763	$20.78170	41
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96386	$11.43076	787
01/01/2011 to 12/31/2011	$11.43076	$10.49532	1,903
01/01/2012 to 12/31/2012	$10.49532	$12.10947	1,028
01/01/2013 to 12/31/2013	$12.10947	$16.24786	1,584
01/01/2014 to 12/31/2014	$16.24786	$16.70196	1,709
01/01/2015 to 12/31/2015	$16.70196	$15.60645	1,069
01/01/2016 to 12/31/2016	$15.60645	$19.69140	506
01/01/2017 to 12/31/2017	$19.69140	$20.64271	500
01/01/2018 to 12/31/2018	$20.64271	$16.71325	123
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99174	$10.65907	153,045
01/01/2011 to 12/31/2011	$10.65907	$10.61552	83,263
01/01/2012 to 12/31/2012	$10.61552	$11.76460	91,817
01/01/2013 to 12/31/2013	$11.76460	$13.42200	61,644
01/01/2014 to 12/31/2014	$13.42200	$13.87731	53,688
01/01/2015 to 12/31/2015	$13.87731	$13.55686	38,482
01/01/2016 to 12/31/2016	$13.55686	$14.23780	31,444
01/01/2017 to 12/31/2017	$14.23780	$16.04643	35,145
01/01/2018 to 12/31/2018	$16.04643	$14.83268	16,603
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97062	$11.10177	18,690
01/01/2011 to 12/31/2011	$11.10177	$10.65756	8,934
01/01/2012 to 12/31/2012	$10.65756	$12.23662	6,109
01/01/2013 to 12/31/2013	$12.23662	$17.21005	2,685
01/01/2014 to 12/31/2014	$17.21005	$18.20816	2,184
01/01/2015 to 12/31/2015	$18.20816	$19.48421	2,345
01/01/2016 to 12/31/2016	$19.48421	$19.54089	559
01/01/2017 to 12/31/2017	$19.54089	$26.31292	198
01/01/2018 to 12/31/2018	$26.31292	$26.68461	0
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98565	$10.63446	11,585
01/01/2011 to 12/31/2011	$10.63446	$10.33380	5,943
01/01/2012 to 12/31/2012	$10.33380	$11.44285	5,625
01/01/2013 to 12/31/2013	$11.44285	$15.04350	3,380
01/01/2014 to 12/31/2014	$15.04350	$14.91881	2,412
01/01/2015 to 12/31/2015	$14.91881	$13.68482	1,810
01/01/2016 to 12/31/2016	$13.68482	$14.18297	1,704
01/01/2017 to 12/31/2017	$14.18297	$16.14325	1,945
01/01/2018 to 12/31/2018	$16.14325	$14.23134	187

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85930	$11.44026	19,602
01/01/2011 to 12/31/2011	$11.44026	$9.50511	10,728
01/01/2012 to 12/31/2012	$9.50511	$9.61709	8,970
01/01/2013 to 12/31/2013	$9.61709	$10.83551	8,375
01/01/2014 to 12/31/2014	$10.83551	$9.69615	6,409
01/01/2015 to 12/31/2015	$9.69615	$7.64524	3,094
01/01/2016 to 12/31/2016	$7.64524	$9.30374	3,074
01/01/2017 to 12/31/2017	$9.30374	$10.02216	1,500
01/01/2018 to 12/31/2018	$10.02216	$8.15565	501
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97973	$10.27887	14,160
01/01/2011 to 12/31/2011	$10.27887	$10.45171	9,463
01/01/2012 to 12/31/2012	$10.45171	$10.73906	9,060
01/01/2013 to 12/31/2013	$10.73906	$10.09311	4,500
01/01/2014 to 12/31/2014	$10.09311	$9.91083	4,300
01/01/2015 to 12/31/2015	$9.91083	$9.23093	1,723
01/01/2016 to 12/31/2016	$9.23093	$9.40733	2,374
01/01/2017 to 12/31/2017	$9.40733	$9.37439	1,959
01/01/2018 to 12/31/2018	$9.37439	$9.33596	252
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98831	$11.46513	2,468
01/01/2011 to 12/31/2011	$11.46513	$10.80972	1,736
01/01/2012 to 12/31/2012	$10.80972	$12.49876	2,774
01/01/2013 to 12/31/2013	$12.49876	$16.16160	2,492
01/01/2014 to 12/31/2014	$16.16160	$18.14438	2,081
01/01/2015 to 12/31/2015	$18.14438	$16.54707	1,916
01/01/2016 to 12/31/2016	$16.54707	$18.42075	592
01/01/2017 to 12/31/2017	$18.42075	$21.32252	396
01/01/2018 to 12/31/2018	$21.32252	$17.37801	88
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.79506	1,969
01/01/2012 to 12/31/2012	$8.79506	$9.53337	4,106
01/01/2013 to 12/31/2013	$9.53337	$11.21815	54,046
01/01/2014 to 12/31/2014	$11.21815	$11.55756	40,635
01/01/2015 to 12/31/2015	$11.55756	$11.21457	11,841
01/01/2016 to 12/31/2016	$11.21457	$11.66623	7,179
01/01/2017 to 12/31/2017	$11.66623	$12.94158	2,437
01/01/2018 to 12/31/2018	$12.94158	$12.00431	282
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.36763	19,138
01/01/2011 to 12/31/2011	$10.36763	$10.73432	10,239
01/01/2012 to 12/31/2012	$10.73432	$11.30483	8,960
01/01/2013 to 12/31/2013	$11.30483	$10.87439	8,000
01/01/2014 to 12/31/2014	$10.87439	$11.38303	6,442
01/01/2015 to 12/31/2015	$11.38303	$11.25306	6,368
01/01/2016 to 12/31/2016	$11.25306	$11.55520	3,943
01/01/2017 to 12/31/2017	$11.55520	$11.99624	3,700
01/01/2018 to 12/31/2018	$11.99624	$11.44757	1,950
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96717	$10.74141	167,105
01/01/2011 to 12/31/2011	$10.74141	$10.18951	383,387
01/01/2012 to 12/31/2012	$10.18951	$11.17714	564,890
01/01/2013 to 12/31/2013	$11.17714	$11.97859	644,487
01/01/2014 to 12/31/2014	$11.97859	$12.11893	526,984
01/01/2015 to 12/31/2015	$12.11893	$11.42968	355,507
01/01/2016 to 12/31/2016	$11.42968	$11.84468	287,019
01/01/2017 to 12/31/2017	$11.84468	$12.99620	279,345
01/01/2018 to 12/31/2018	$12.99620	$11.63268	181,534
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97786	$10.84672	157,036
01/01/2011 to 12/31/2011	$10.84672	$10.58248	271,744
01/01/2012 to 12/31/2012	$10.58248	$11.71974	418,794
01/01/2013 to 12/31/2013	$11.71974	$13.31194	453,848
01/01/2014 to 12/31/2014	$13.31194	$13.76479	396,331
01/01/2015 to 12/31/2015	$13.76479	$13.52154	343,721
01/01/2016 to 12/31/2016	$13.52154	$14.11404	321,290
01/01/2017 to 12/31/2017	$14.11404	$16.08345	260,494
01/01/2018 to 12/31/2018	$16.08345	$14.74859	218,653
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98813	$10.70000	190,663
01/01/2011 to 12/31/2011	$10.70000	$10.30080	430,302
01/01/2012 to 12/31/2012	$10.30080	$11.29002	678,037
01/01/2013 to 12/31/2013	$11.29002	$12.94389	694,368
01/01/2014 to 12/31/2014	$12.94389	$13.43649	691,680
01/01/2015 to 12/31/2015	$13.43649	$13.15626	644,844
01/01/2016 to 12/31/2016	$13.15626	$13.62912	600,480
01/01/2017 to 12/31/2017	$13.62912	$15.26237	657,361
01/01/2018 to 12/31/2018	$15.26237	$14.13726	413,468
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99788	$9.11049	54,460
01/01/2012 to 12/31/2012	$9.11049	$9.93389	137,513
01/01/2013 to 12/31/2013	$9.93389	$10.73126	100,041
01/01/2014 to 12/31/2014	$10.73126	$10.96953	89,382
01/01/2015 to 12/31/2015	$10.96953	$10.36893	82,057
01/01/2016 to 12/31/2016	$10.36893	$10.80853	70,974
01/01/2017 to 12/31/2017	$10.80853	$11.86219	68,425
01/01/2018 to 12/31/2018	$11.86219	$10.94785	67,699
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00730	$10.03200	12,649
01/01/2011 to 12/31/2011	$10.03200	$9.99644	27,615
01/01/2012 to 12/31/2012	$9.99644	$10.19835	40,244
01/01/2013 to 12/31/2013	$10.19835	$9.72208	28,947
01/01/2014 to 12/31/2014	$9.72208	$9.46515	25,136
01/01/2015 to 12/31/2015	$9.46515	$9.26846	23,654
01/01/2016 to 12/31/2016	$9.26846	$9.18077	26,086
01/01/2017 to 12/31/2017	$9.18077	$9.09983	26,564
01/01/2018 to 12/31/2018	$9.09983	$8.93266	19,380

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00622	$10.30347	178,158
01/01/2011 to 12/31/2011	$10.30347	$10.36040	446,559
01/01/2012 to 12/31/2012	$10.36040	$11.03686	588,604
01/01/2013 to 12/31/2013	$11.03686	$10.55774	561,716
01/01/2014 to 12/31/2014	$10.55774	$10.72390	472,565
01/01/2015 to 12/31/2015	$10.72390	$10.23011	360,186
01/01/2016 to 12/31/2016	$10.23011	$10.39136	365,099
01/01/2017 to 12/31/2017	$10.39136	$10.56876	330,617
01/01/2018 to 12/31/2018	$10.56876	$10.22981	249,587
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97704	$10.78022	428,766
01/01/2011 to 12/31/2011	$10.78022	$10.25087	438,240
01/01/2012 to 12/31/2012	$10.25087	$11.35989	642,239
01/01/2013 to 12/31/2013	$11.35989	$13.58098	620,321
01/01/2014 to 12/31/2014	$13.58098	$14.16038	612,337
01/01/2015 to 12/31/2015	$14.16038	$13.87288	523,507
01/01/2016 to 12/31/2016	$13.87288	$14.44425	478,882
01/01/2017 to 12/31/2017	$14.44425	$16.59536	480,554
01/01/2018 to 12/31/2018	$16.59536	$15.16432	370,785
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99788	$11.57177	449
01/01/2014 to 12/31/2014	$11.57177	$12.81148	29,390
01/01/2015 to 12/31/2015	$12.81148	$12.03881	30,206
01/01/2016 to 12/31/2016	$12.03881	$13.48001	30,723
01/01/2017 to 12/31/2017	$13.48001	$15.55496	4,087
01/01/2018 to 12/31/2018	$15.55496	$14.43382	1,532
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95927	$11.72826	10,888
01/01/2011 to 12/31/2011	$11.72826	$12.18302	39,482
01/01/2012 to 12/31/2012	$12.18302	$13.69399	55,492
01/01/2013 to 12/31/2013	$13.69399	$13.76291	47,852
01/01/2014 to 12/31/2014	$13.76291	$17.55832	35,762
01/01/2015 to 12/31/2015	$17.55832	$17.93952	23,466
01/01/2016 to 12/31/2016	$17.93952	$18.32517	19,700
01/01/2017 to 12/31/2017	$18.32517	$18.97462	22,356
01/01/2018 to 12/31/2018	$18.97462	$17.60892	10,951
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97535	$10.96121	139,021
01/01/2011 to 12/31/2011	$10.96121	$10.52141	324,059
01/01/2012 to 12/31/2012	$10.52141	$11.34301	482,045
01/01/2013 to 12/31/2013	$11.34301	$12.68539	417,352
01/01/2014 to 12/31/2014	$12.68539	$12.75150	338,779
01/01/2015 to 12/31/2015	$12.75150	$12.54940	304,348
01/01/2016 to 12/31/2016	$12.54940	$12.75032	265,834
01/01/2017 to 12/31/2017	$12.75032	$14.47297	268,133
01/01/2018 to 12/31/2018	$14.47297	$13.00961	226,732

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96955	$11.48897	1,723
01/01/2011 to 12/31/2011	$11.48897	$10.63223	3,863
01/01/2012 to 12/31/2012	$10.63223	$13.13795	18,728
01/01/2013 to 12/31/2013	$13.13795	$13.35955	20,687
01/01/2014 to 12/31/2014	$13.35955	$14.83165	15,089
01/01/2015 to 12/31/2015	$14.83165	$14.44049	11,072
01/01/2016 to 12/31/2016	$14.44049	$14.19912	12,992
01/01/2017 to 12/31/2017	$14.19912	$15.34444	13,921
01/01/2018 to 12/31/2018	$15.34444	$14.24689	9,826
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99112	$10.71271	5,638
01/01/2011 to 12/31/2011	$10.71271	$9.86385	13,198
01/01/2012 to 12/31/2012	$9.86385	$11.50241	17,570
01/01/2013 to 12/31/2013	$11.50241	$14.96894	26,365
01/01/2014 to 12/31/2014	$14.96894	$16.50300	25,185
01/01/2015 to 12/31/2015	$16.50300	$15.33892	64,253
01/01/2016 to 12/31/2016	$15.33892	$16.67407	50,428
01/01/2017 to 12/31/2017	$16.67407	$17.83401	41,445
01/01/2018 to 12/31/2018	$17.83401	$15.89490	32,171
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01920	$11.36046	29,200
01/01/2011 to 12/31/2011	$11.36046	$10.74160	62,117
01/01/2012 to 12/31/2012	$10.74160	$12.52046	96,671
01/01/2013 to 12/31/2013	$12.52046	$16.12907	82,519
01/01/2014 to 12/31/2014	$16.12907	$17.52960	60,682
01/01/2015 to 12/31/2015	$17.52960	$16.11128	68,826
01/01/2016 to 12/31/2016	$16.11128	$15.95968	55,910
01/01/2017 to 12/31/2017	$15.95968	$19.76767	48,237
01/01/2018 to 12/31/2018	$19.76767	$18.42312	35,408
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98762	$10.64973	87,771
01/01/2011 to 12/31/2011	$10.64973	$10.32607	144,330
01/01/2012 to 12/31/2012	$10.32607	$11.08158	228,824
01/01/2013 to 12/31/2013	$11.08158	$11.85958	179,460
01/01/2014 to 12/31/2014	$11.85958	$12.02421	159,537
01/01/2015 to 12/31/2015	$12.02421	$11.61107	134,942
01/01/2016 to 12/31/2016	$11.61107	$11.91045	109,723
01/01/2017 to 12/31/2017	$11.91045	$13.03329	117,075
01/01/2018 to 12/31/2018	$13.03329	$11.80278	59,379
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96451	$11.43507	25,393
01/01/2011 to 12/31/2011	$11.43507	$11.28894	62,720
01/01/2012 to 12/31/2012	$11.28894	$12.72661	87,506
01/01/2013 to 12/31/2013	$12.72661	$17.21591	90,008
01/01/2014 to 12/31/2014	$17.21591	$17.98458	74,729
01/01/2015 to 12/31/2015	$17.98458	$16.56301	57,180
01/01/2016 to 12/31/2016	$16.56301	$20.06605	41,825
01/01/2017 to 12/31/2017	$20.06605	$21.93931	46,000
01/01/2018 to 12/31/2018	$21.93931	$18.37005	30,835

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99788	$9.79566	63,528
01/01/2011 to 12/31/2011	$9.79566	$9.54851	84,199
01/01/2012 to 12/31/2012	$9.54851	$9.30541	115,353
01/01/2013 to 12/31/2013	$9.30541	$9.06810	60,476
01/01/2014 to 12/31/2014	$9.06810	$8.83676	54,210
01/01/2015 to 12/31/2015	$8.83676	$8.61154	34,669
01/01/2016 to 12/31/2016	$8.61154	$8.39252	26,286
01/01/2017 to 12/31/2017	$8.39252	$8.20709	24,255
01/01/2018 to 12/31/2018	$8.20709	$8.10067	47,563
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98385	$10.71107	10,464
01/01/2011 to 12/31/2011	$10.71107	$10.76974	25,312
01/01/2012 to 12/31/2012	$10.76974	$11.95074	42,092
01/01/2013 to 12/31/2013	$11.95074	$12.48235	37,177
01/01/2014 to 12/31/2014	$12.48235	$12.47516	35,809
01/01/2015 to 12/31/2015	$12.47516	$11.72380	29,316
01/01/2016 to 12/31/2016	$11.72380	$13.18462	31,031
01/01/2017 to 12/31/2017	$13.18462	$13.80935	25,163
01/01/2018 to 12/31/2018	$13.80935	$13.18807	19,006
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98986	$10.56785	3,073
01/01/2011 to 12/31/2011	$10.56785	$9.86786	4,706
01/01/2012 to 12/31/2012	$9.86786	$11.23968	5,624
01/01/2013 to 12/31/2013	$11.23968	$15.31917	13,869
01/01/2014 to 12/31/2014	$15.31917	$16.98076	13,064
01/01/2015 to 12/31/2015	$16.98076	$15.25097	19,401
01/01/2016 to 12/31/2016	$15.25097	$17.81880	14,159
01/01/2017 to 12/31/2017	$17.81880	$20.69864	14,795
01/01/2018 to 12/31/2018	$20.69864	$17.31359	10,447
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92871	$11.20292	3,059
01/01/2011 to 12/31/2011	$11.20292	$9.50659	5,179
01/01/2012 to 12/31/2012	$9.50659	$11.15059	8,768
01/01/2013 to 12/31/2013	$11.15059	$12.93712	7,221
01/01/2014 to 12/31/2014	$12.93712	$11.91066	7,726
01/01/2015 to 12/31/2015	$11.91066	$11.97231	6,413
01/01/2016 to 12/31/2016	$11.97231	$11.22691	6,581
01/01/2017 to 12/31/2017	$11.22691	$14.81770	11,947
01/01/2018 to 12/31/2018	$14.81770	$12.51303	12,971
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92858	$10.74384	2,395
01/01/2011 to 12/31/2011	$10.74384	$9.15621	13,169
01/01/2012 to 12/31/2012	$9.15621	$10.41033	8,567
01/01/2013 to 12/31/2013	$10.41033	$12.11990	8,888
01/01/2014 to 12/31/2014	$12.11990	$11.01907	10,138
01/01/2015 to 12/31/2015	$11.01907	$10.82589	11,231
01/01/2016 to 12/31/2016	$10.82589	$10.61173	11,975
01/01/2017 to 12/31/2017	$10.61173	$12.70121	11,483
01/01/2018 to 12/31/2018	$12.70121	$10.37844	8,630

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00611	$10.54927	691
01/01/2011 to 12/31/2011	$10.54927	$11.56022	1,233,512
01/01/2012 to 12/31/2012	$11.56022	$12.32410	598,831
01/01/2013 to 12/31/2013	$12.32410	$11.62761	220,753
01/01/2014 to 12/31/2014	$11.62761	$12.09359	259,982
01/01/2015 to 12/31/2015	$12.09359	$11.92349	843,636
01/01/2016 to 12/31/2016	$11.92349	$12.10872	964,788
01/01/2017 to 12/31/2017	$12.10872	$12.30965	610,582
01/01/2018 to 12/31/2018	$12.30965	$11.96208	1,443,189
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97611	$10.81979	91,951
01/01/2011 to 12/31/2011	$10.81979	$10.48427	109,327
01/01/2012 to 12/31/2012	$10.48427	$11.60425	226,391
01/01/2013 to 12/31/2013	$11.60425	$13.14965	220,777
01/01/2014 to 12/31/2014	$13.14965	$13.62994	214,715
01/01/2015 to 12/31/2015	$13.62994	$13.14321	163,425
01/01/2016 to 12/31/2016	$13.14321	$13.47707	152,897
01/01/2017 to 12/31/2017	$13.47707	$15.36143	160,487
01/01/2018 to 12/31/2018	$15.36143	$13.86414	112,388
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92123	$10.50702	9,595
01/01/2011 to 12/31/2011	$10.50702	$9.30243	20,565
01/01/2012 to 12/31/2012	$9.30243	$11.05089	24,409
01/01/2013 to 12/31/2013	$11.05089	$12.42342	26,822
01/01/2014 to 12/31/2014	$12.42342	$11.33597	30,742
01/01/2015 to 12/31/2015	$11.33597	$10.73811	33,501
01/01/2016 to 12/31/2016	$10.73811	$10.66714	27,660
01/01/2017 to 12/31/2017	$10.66714	$13.47637	22,962
01/01/2018 to 12/31/2018	$13.47637	$10.83685	22,454
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.53693	85,576
01/01/2011 to 12/31/2011	$10.53693	$10.29267	209,235
01/01/2012 to 12/31/2012	$10.29267	$11.10490	402,402
01/01/2013 to 12/31/2013	$11.10490	$12.01563	253,978
01/01/2014 to 12/31/2014	$12.01563	$12.34727	214,158
01/01/2015 to 12/31/2015	$12.34727	$12.01041	149,002
01/01/2016 to 12/31/2016	$12.01041	$12.15412	99,552
01/01/2017 to 12/31/2017	$12.15412	$13.28332	92,113
01/01/2018 to 12/31/2018	$13.28332	$12.27927	62,344
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97073	$10.72487	2,315
01/01/2011 to 12/31/2011	$10.72487	$10.52107	5,706
01/01/2012 to 12/31/2012	$10.52107	$11.80941	4,806
01/01/2013 to 12/31/2013	$11.80941	$15.70822	5,113
01/01/2014 to 12/31/2014	$15.70822	$16.76254	23,327
01/01/2015 to 12/31/2015	$16.76254	$18.07235	22,769
01/01/2016 to 12/31/2016	$18.07235	$17.35469	22,427
01/01/2017 to 12/31/2017	$17.35469	$22.97355	8,989
01/01/2018 to 12/31/2018	$22.97355	$22.02376	11,673

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99198	$11.25143	12,641
01/01/2011 to 12/31/2011	$11.25143	$10.86481	40,758
01/01/2012 to 12/31/2012	$10.86481	$11.88598	52,322
01/01/2013 to 12/31/2013	$11.88598	$15.82370	50,745
01/01/2014 to 12/31/2014	$15.82370	$17.05323	70,240
01/01/2015 to 12/31/2015	$17.05323	$18.29221	53,356
01/01/2016 to 12/31/2016	$18.29221	$18.82095	45,774
01/01/2017 to 12/31/2017	$18.82095	$24.39373	49,576
01/01/2018 to 12/31/2018	$24.39373	$23.12927	34,714
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98701	$10.84273	14,123
01/01/2011 to 12/31/2011	$10.84273	$10.23558	35,829
01/01/2012 to 12/31/2012	$10.23558	$12.27611	41,278
01/01/2013 to 12/31/2013	$12.27611	$15.26917	48,538
01/01/2014 to 12/31/2014	$15.26917	$15.42005	46,172
01/01/2015 to 12/31/2015	$15.42005	$14.80663	36,156
01/01/2016 to 12/31/2016	$14.80663	$15.45620	34,081
01/01/2017 to 12/31/2017	$15.45620	$18.65430	23,709
01/01/2018 to 12/31/2018	$18.65430	$16.43962	22,089
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.81847	956
01/01/2011 to 12/31/2011	$10.81847	$10.48037	1,182
01/01/2012 to 12/31/2012	$10.48037	$11.95756	7,563
01/01/2013 to 12/31/2013	$11.95756	$15.93010	12,126
01/01/2014 to 12/31/2014	$15.93010	$16.87598	13,399
01/01/2015 to 12/31/2015	$16.87598	$17.63447	6,406
01/01/2016 to 12/31/2016	$17.63447	$17.51439	5,337
01/01/2017 to 12/31/2017	$17.51439	$22.31073	4,170
01/01/2018 to 12/31/2018	$22.31073	$22.20602	2,791
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99788	$10.16203	0
01/01/2013 to 12/31/2013	$10.16203	$13.31998	617
01/01/2014 to 12/31/2014	$13.31998	$14.30656	3,305
01/01/2015 to 12/31/2015	$14.30656	$13.84083	7,781
01/01/2016 to 12/31/2016	$13.84083	$15.30241	9,546
01/01/2017 to 12/31/2017	$15.30241	$17.49921	20,438
01/01/2018 to 12/31/2018	$17.49921	$15.31975	15,939
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99043	$11.18014	4,673
01/01/2011 to 12/31/2011	$11.18014	$10.62477	25,948
01/01/2012 to 12/31/2012	$10.62477	$12.12678	26,715
01/01/2013 to 12/31/2013	$12.12678	$16.78206	46,134
01/01/2014 to 12/31/2014	$16.78206	$18.68475	49,552
01/01/2015 to 12/31/2015	$18.68475	$17.18186	48,138
01/01/2016 to 12/31/2016	$17.18186	$19.79743	43,931
01/01/2017 to 12/31/2017	$19.79743	$21.95442	44,472
01/01/2018 to 12/31/2018	$21.95442	$17.87379	32,774
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99788	$10.25956	27,310
01/01/2013 to 12/31/2013	$10.25956	$11.88907	52,270
01/01/2014 to 12/31/2014	$11.88907	$12.18124	34,047
01/01/2015 to 12/31/2015	$12.18124	$11.72321	27,473
01/01/2016 to 12/31/2016	$11.72321	$11.91876	27,299
01/01/2017 to 12/31/2017	$11.91876	$13.53131	28,615
01/01/2018 to 12/31/2018	$13.53131	$12.09329	36,499

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93835	$11.61895	21,085
01/01/2011 to 12/31/2011	$11.61895	$9.02763	60,459
01/01/2012 to 12/31/2012	$9.02763	$10.37436	91,217
01/01/2013 to 12/31/2013	$10.37436	$10.13235	73,842
01/01/2014 to 12/31/2014	$10.13235	$9.41159	65,537
01/01/2015 to 12/31/2015	$9.41159	$7.63727	46,399
01/01/2016 to 12/31/2016	$7.63727	$8.36307	40,536
01/01/2017 to 12/31/2017	$8.36307	$10.30031	45,808
01/01/2018 to 12/31/2018	$10.30031	$8.62641	23,219
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.54583	731,851
01/01/2011 to 12/31/2011	$10.54583	$10.37969	1,119,963
01/01/2012 to 12/31/2012	$10.37969	$11.16393	1,628,337
01/01/2013 to 12/31/2013	$11.16393	$11.88146	1,651,127
01/01/2014 to 12/31/2014	$11.88146	$12.24708	1,234,550
01/01/2015 to 12/31/2015	$12.24708	$11.95193	986,350
01/01/2016 to 12/31/2016	$11.95193	$12.29144	847,847
01/01/2017 to 12/31/2017	$12.29144	$13.19222	804,845
01/01/2018 to 12/31/2018	$13.19222	$12.48895	640,198
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01780	$10.05469	7,064
01/01/2012 to 12/31/2012	$10.05469	$10.49452	62,139
01/01/2013 to 12/31/2013	$10.49452	$9.99029	59,655
01/01/2014 to 12/31/2014	$9.99029	$10.32553	33,572
01/01/2015 to 12/31/2015	$10.32553	$10.03524	31,862
01/01/2016 to 12/31/2016	$10.03524	$10.19159	39,156
01/01/2017 to 12/31/2017	$10.19159	$10.49564	44,399
01/01/2018 to 12/31/2018	$10.49564	$10.14338	46,947
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96287	$11.45297	87,601
01/01/2011 to 12/31/2011	$11.45297	$10.46774	169,648
01/01/2012 to 12/31/2012	$10.46774	$11.51840	293,228
01/01/2013 to 12/31/2013	$11.51840	$13.13583	266,704
01/01/2014 to 12/31/2014	$13.13583	$13.97826	276,217
01/01/2015 to 12/31/2015	$13.97826	$13.53838	450,996
01/01/2016 to 12/31/2016	$13.53838	$14.52589	385,697
01/01/2017 to 12/31/2017	$14.52589	$16.43528	622,760
01/01/2018 to 12/31/2018	$16.43528	$14.79734	478,703
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.83845	4,378
01/01/2011 to 12/31/2011	$10.83845	$10.92772	8,411
01/01/2012 to 12/31/2012	$10.92772	$12.65109	8,329
01/01/2013 to 12/31/2013	$12.65109	$16.32645	6,938
01/01/2014 to 12/31/2014	$16.32645	$18.64894	9,172
01/01/2015 to 12/31/2015	$18.64894	$18.73298	13,466
01/01/2016 to 12/31/2016	$18.73298	$20.96683	10,383
01/01/2017 to 12/31/2017	$20.96683	$24.98048	13,262
01/01/2018 to 12/31/2018	$24.98048	$22.33986	11,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99788	$8.84516	0
01/01/2012 to 12/31/2012	$8.84516	$9.75335	0
01/01/2013 to 12/31/2013	$9.75335	$11.63365	0
01/01/2014 to 12/31/2014	$11.63365	$12.07396	0
01/01/2015 to 12/31/2015	$12.07396	$11.78370	0
01/01/2016 to 12/31/2016	$11.78370	$12.20997	0
01/01/2017 to 12/31/2017	$12.20997	$14.06400	0
01/01/2018 to 12/31/2018	$14.06400	$12.80879	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98694	$10.73352	117,963
01/01/2011 to 12/31/2011	$10.73352	$10.27032	201,184
01/01/2012 to 12/31/2012	$10.27032	$11.03709	312,286
01/01/2013 to 12/31/2013	$11.03709	$12.09370	283,581
01/01/2014 to 12/31/2014	$12.09370	$12.39095	243,819
01/01/2015 to 12/31/2015	$12.39095	$12.05493	301,189
01/01/2016 to 12/31/2016	$12.05493	$12.31395	228,336
01/01/2017 to 12/31/2017	$12.31395	$13.94887	210,128
01/01/2018 to 12/31/2018	$13.94887	$12.51717	177,693
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97121	$12.09892	5,468
01/01/2011 to 12/31/2011	$12.09892	$10.24479	13,811
01/01/2012 to 12/31/2012	$10.24479	$11.98719	25,094
01/01/2013 to 12/31/2013	$11.98719	$16.44912	21,442
01/01/2014 to 12/31/2014	$16.44912	$16.82164	21,654
01/01/2015 to 12/31/2015	$16.82164	$16.61153	25,598
01/01/2016 to 12/31/2016	$16.61153	$17.43536	19,941
01/01/2017 to 12/31/2017	$17.43536	$21.69722	15,658
01/01/2018 to 12/31/2018	$21.69722	$18.84826	16,605
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96026	$12.55660	3,910
01/01/2011 to 12/31/2011	$12.55660	$12.11710	18,589
01/01/2012 to 12/31/2012	$12.11710	$13.24520	24,331
01/01/2013 to 12/31/2013	$13.24520	$17.44770	33,399
01/01/2014 to 12/31/2014	$17.44770	$17.65205	31,438
01/01/2015 to 12/31/2015	$17.65205	$17.33703	20,675
01/01/2016 to 12/31/2016	$17.33703	$18.93650	17,066
01/01/2017 to 12/31/2017	$18.93650	$22.86873	13,660
01/01/2018 to 12/31/2018	$22.86873	$20.40956	11,075
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96369	$11.41170	4,306
01/01/2011 to 12/31/2011	$11.41170	$10.45645	8,391
01/01/2012 to 12/31/2012	$10.45645	$12.03993	14,439
01/01/2013 to 12/31/2013	$12.03993	$16.12133	13,999
01/01/2014 to 12/31/2014	$16.12133	$16.53783	13,367
01/01/2015 to 12/31/2015	$16.53783	$15.42137	11,308
01/01/2016 to 12/31/2016	$15.42137	$19.41828	9,449
01/01/2017 to 12/31/2017	$19.41828	$20.31480	16,420
01/01/2018 to 12/31/2018	$20.31480	$16.41382	7,211

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99157	$10.64142	293,284
01/01/2011 to 12/31/2011	$10.64142	$10.57627	1,954,073
01/01/2012 to 12/31/2012	$10.57627	$11.69712	3,299,373
01/01/2013 to 12/31/2013	$11.69712	$13.31781	763,114
01/01/2014 to 12/31/2014	$13.31781	$13.74124	681,363
01/01/2015 to 12/31/2015	$13.74124	$13.39642	750,796
01/01/2016 to 12/31/2016	$13.39642	$14.04058	682,188
01/01/2017 to 12/31/2017	$14.04058	$15.79178	642,214
01/01/2018 to 12/31/2018	$15.79178	$14.56719	542,403
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97045	$11.08349	21,452
01/01/2011 to 12/31/2011	$11.08349	$10.61820	43,885
01/01/2012 to 12/31/2012	$10.61820	$12.16634	91,767
01/01/2013 to 12/31/2013	$12.16634	$17.07622	80,474
01/01/2014 to 12/31/2014	$17.07622	$18.02950	95,943
01/01/2015 to 12/31/2015	$18.02950	$19.25362	77,960
01/01/2016 to 12/31/2016	$19.25362	$19.27016	72,670
01/01/2017 to 12/31/2017	$19.27016	$25.89542	47,898
01/01/2018 to 12/31/2018	$25.89542	$26.20703	31,529
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98549	$10.61690	0
01/01/2011 to 12/31/2011	$10.61690	$10.29564	1,163
01/01/2012 to 12/31/2012	$10.29564	$11.37723	8,909
01/01/2013 to 12/31/2013	$11.37723	$14.92664	7,818
01/01/2014 to 12/31/2014	$14.92664	$14.77255	6,943
01/01/2015 to 12/31/2015	$14.77255	$13.52283	6,138
01/01/2016 to 12/31/2016	$13.52283	$13.98643	6,342
01/01/2017 to 12/31/2017	$13.98643	$15.88703	887
01/01/2018 to 12/31/2018	$15.88703	$13.97642	758
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85913	$11.42145	26,574
01/01/2011 to 12/31/2011	$11.42145	$9.47012	82,004
01/01/2012 to 12/31/2012	$9.47012	$9.56198	132,650
01/01/2013 to 12/31/2013	$9.56198	$10.75135	123,666
01/01/2014 to 12/31/2014	$10.75135	$9.60101	113,260
01/01/2015 to 12/31/2015	$9.60101	$7.55466	102,182
01/01/2016 to 12/31/2016	$7.55466	$9.17472	87,861
01/01/2017 to 12/31/2017	$9.17472	$9.86290	89,584
01/01/2018 to 12/31/2018	$9.86290	$8.00955	62,190
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97956	$10.26178	18,869
01/01/2011 to 12/31/2011	$10.26178	$10.41305	26,917
01/01/2012 to 12/31/2012	$10.41305	$10.67734	33,212
01/01/2013 to 12/31/2013	$10.67734	$10.01448	35,850
01/01/2014 to 12/31/2014	$10.01448	$9.81340	37,189
01/01/2015 to 12/31/2015	$9.81340	$9.12153	24,851
01/01/2016 to 12/31/2016	$9.12153	$9.27676	26,680
01/01/2017 to 12/31/2017	$9.27676	$9.22539	27,265
01/01/2018 to 12/31/2018	$9.22539	$9.16859	22,470

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98814	$11.44613	2,679
01/01/2011 to 12/31/2011	$11.44613	$10.76972	3,745
01/01/2012 to 12/31/2012	$10.76972	$12.42677	6,508
01/01/2013 to 12/31/2013	$12.42677	$16.03553	7,960
01/01/2014 to 12/31/2014	$16.03553	$17.96585	7,644
01/01/2015 to 12/31/2015	$17.96585	$16.35067	11,504
01/01/2016 to 12/31/2016	$16.35067	$18.16496	7,439
01/01/2017 to 12/31/2017	$18.16496	$20.98354	10,185
01/01/2018 to 12/31/2018	$20.98354	$17.06646	10,939
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99788	$8.78290	31,332
01/01/2012 to 12/31/2012	$8.78290	$9.50078	102,605
01/01/2013 to 12/31/2013	$9.50078	$11.15692	196,948
01/01/2014 to 12/31/2014	$11.15692	$11.47081	145,181
01/01/2015 to 12/31/2015	$11.47081	$11.10762	95,336
01/01/2016 to 12/31/2016	$11.10762	$11.53132	91,121
01/01/2017 to 12/31/2017	$11.53132	$12.76572	89,852
01/01/2018 to 12/31/2018	$12.76572	$11.81684	38,971
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.35050	34,357
01/01/2011 to 12/31/2011	$10.35050	$10.69471	61,487
01/01/2012 to 12/31/2012	$10.69471	$11.24000	116,777
01/01/2013 to 12/31/2013	$11.24000	$10.78980	114,182
01/01/2014 to 12/31/2014	$10.78980	$11.27131	116,760
01/01/2015 to 12/31/2015	$11.27131	$11.11973	126,171
01/01/2016 to 12/31/2016	$11.11973	$11.39493	113,409
01/01/2017 to 12/31/2017	$11.39493	$11.80569	104,070
01/01/2018 to 12/31/2018	$11.80569	$11.24254	148,821
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96700	$10.72366	14,796
01/01/2011 to 12/31/2011	$10.72366	$10.15189	10,827
01/01/2012 to 12/31/2012	$10.15189	$11.11296	5,779
01/01/2013 to 12/31/2013	$11.11296	$11.88536	3,725
01/01/2014 to 12/31/2014	$11.88536	$11.99986	1,487
01/01/2015 to 12/31/2015	$11.99986	$11.29417	1,923
01/01/2016 to 12/31/2016	$11.29417	$11.68032	2,867
01/01/2017 to 12/31/2017	$11.68032	$12.78972	1,583
01/01/2018 to 12/31/2018	$12.78972	$11.42418	576
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97769	$10.82881	11,460
01/01/2011 to 12/31/2011	$10.82881	$10.54338	8,150
01/01/2012 to 12/31/2012	$10.54338	$11.65245	5,525
01/01/2013 to 12/31/2013	$11.65245	$13.20831	3,632
01/01/2014 to 12/31/2014	$13.20831	$13.62968	1,564
01/01/2015 to 12/31/2015	$13.62968	$13.36129	1,900
01/01/2016 to 12/31/2016	$13.36129	$13.91825	2,493
01/01/2017 to 12/31/2017	$13.91825	$15.82794	1,381
01/01/2018 to 12/31/2018	$15.82794	$14.48426	467
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68235	11,196
01/01/2011 to 12/31/2011	$10.68235	$10.26283	16,878
01/01/2012 to 12/31/2012	$10.26283	$11.22520	11,503
01/01/2013 to 12/31/2013	$11.22520	$12.84311	5,250
01/01/2014 to 12/31/2014	$12.84311	$13.30447	3,854
01/01/2015 to 12/31/2015	$13.30447	$13.00016	1,831
01/01/2016 to 12/31/2016	$13.00016	$13.43988	800
01/01/2017 to 12/31/2017	$13.43988	$15.01980	4,180
01/01/2018 to 12/31/2018	$15.01980	$13.88382	900
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99771	$9.09799	557
01/01/2012 to 12/31/2012	$9.09799	$9.89982	0
01/01/2013 to 12/31/2013	$9.89982	$10.67248	4,717
01/01/2014 to 12/31/2014	$10.67248	$10.88710	4,586
01/01/2015 to 12/31/2015	$10.88710	$10.26996	15
01/01/2016 to 12/31/2016	$10.26996	$10.68352	8
01/01/2017 to 12/31/2017	$10.68352	$11.70097	13
01/01/2018 to 12/31/2018	$11.70097	$10.77686	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00713	$10.01555	12,555
01/01/2011 to 12/31/2011	$10.01555	$9.95961	6,956
01/01/2012 to 12/31/2012	$9.95961	$10.14002	5,512
01/01/2013 to 12/31/2013	$10.14002	$9.64682	5,136
01/01/2014 to 12/31/2014	$9.64682	$9.37250	0
01/01/2015 to 12/31/2015	$9.37250	$9.15881	0
01/01/2016 to 12/31/2016	$9.15881	$9.05325	0
01/01/2017 to 12/31/2017	$9.05325	$8.95516	0
01/01/2018 to 12/31/2018	$8.95516	$8.77255	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00606	$10.28652	8,105
01/01/2011 to 12/31/2011	$10.28652	$10.32213	4,446
01/01/2012 to 12/31/2012	$10.32213	$10.97353	3,523
01/01/2013 to 12/31/2013	$10.97353	$10.47566	3,091
01/01/2014 to 12/31/2014	$10.47566	$10.61868	0
01/01/2015 to 12/31/2015	$10.61868	$10.10899	0
01/01/2016 to 12/31/2016	$10.10899	$10.24733	0
01/01/2017 to 12/31/2017	$10.24733	$10.40096	1,609
01/01/2018 to 12/31/2018	$10.40096	$10.04670	402
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00641	$10.55941	0
01/01/2011 to 12/31/2011	$10.55941	$11.66419	111,997
01/01/2012 to 12/31/2012	$11.66419	$11.99129	104,938
01/01/2013 to 12/31/2013	$11.99129	$11.29499	15,257
01/01/2014 to 12/31/2014	$11.29499	$11.27683	15,924
01/01/2015 to 12/31/2015	$11.27683	$11.05556	10,731
01/01/2016 to 12/31/2016	$11.05556	$10.92522	10,859
01/01/2017 to 12/31/2017	$10.92522	$10.70125	15,743
01/01/2018 to 12/31/2018	$10.70125	$10.48413	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99771	$10.56226	0
01/01/2011 to 12/31/2011	$10.56226	$11.91326	0
01/01/2012 to 12/31/2012	$11.91326	$12.26395	0
01/01/2013 to 12/31/2013	$12.26395	$11.35048	0
01/01/2014 to 12/31/2014	$11.35048	$11.50911	0
01/01/2015 to 12/31/2015	$11.50911	$11.31259	0
01/01/2016 to 12/31/2016	$11.31259	$11.16139	0
01/01/2017 to 12/31/2017	$11.16139	$10.93787	0
01/01/2018 to 12/31/2018	$10.93787	$10.69557	18,086
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00853	$10.59284	0
01/01/2011 to 12/31/2011	$10.59284	$12.22622	0
01/01/2012 to 12/31/2012	$12.22622	$12.64076	0
01/01/2013 to 12/31/2013	$12.64076	$11.49213	4,114
01/01/2014 to 12/31/2014	$11.49213	$11.86449	9,386
01/01/2015 to 12/31/2015	$11.86449	$11.71439	3,480
01/01/2016 to 12/31/2016	$11.71439	$11.61581	3,732
01/01/2017 to 12/31/2017	$11.61581	$11.39718	0
01/01/2018 to 12/31/2018	$11.39718	$11.11434	0
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00746	$10.69390	0
01/01/2011 to 12/31/2011	$10.69390	$12.51181	30,456
01/01/2012 to 12/31/2012	$12.51181	$12.99385	21,994
01/01/2013 to 12/31/2013	$12.99385	$11.75179	0
01/01/2014 to 12/31/2014	$11.75179	$12.30644	32,423
01/01/2015 to 12/31/2015	$12.30644	$12.18138	9,838
01/01/2016 to 12/31/2016	$12.18138	$12.08811	9,673
01/01/2017 to 12/31/2017	$12.08811	$11.94236	0
01/01/2018 to 12/31/2018	$11.94236	$11.62009	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	29,958
01/01/2012 to 12/31/2012	$11.90464	$12.25361	39,959
01/01/2013 to 12/31/2013	$12.25361	$10.75527	6,167
01/01/2014 to 12/31/2014	$10.75527	$11.54418	6,115
01/01/2015 to 12/31/2015	$11.54418	$11.46210	36,297
01/01/2016 to 12/31/2016	$11.46210	$11.35124	71,272
01/01/2017 to 12/31/2017	$11.35124	$11.21311	1,475
01/01/2018 to 12/31/2018	$11.21311	$10.88705	1,312
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	2,668
01/01/2014 to 12/31/2014	$8.99349	$9.84987	1,511
01/01/2015 to 12/31/2015	$9.84987	$9.83846	0
01/01/2016 to 12/31/2016	$9.83846	$9.75135	0
01/01/2017 to 12/31/2017	$9.75135	$9.64468	0
01/01/2018 to 12/31/2018	$9.64468	$9.35332	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	0
01/01/2014 to 12/31/2014	$8.66486	$9.65617	0
01/01/2015 to 12/31/2015	$9.65617	$9.65740	0
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	3,083
01/01/2018 to 12/31/2018	$9.46556	$9.14473	54,242
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	389
01/01/2015 to 12/31/2015	$11.19362	$11.10340	2,434
01/01/2016 to 12/31/2016	$11.10340	$11.06565	0
01/01/2017 to 12/31/2017	$11.06565	$10.95909	0
01/01/2018 to 12/31/2018	$10.95909	$10.57775	43,141
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	0
01/01/2016 to 12/31/2016	$9.84167	$9.77040	2,396
01/01/2017 to 12/31/2017	$9.77040	$9.73247	2,100
01/01/2018 to 12/31/2018	$9.73247	$9.36500	2,361
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	1,041
01/01/2017 to 12/31/2017	$9.78417	$9.77132	939
01/01/2018 to 12/31/2018	$9.77132	$9.38163	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0
01/01/2018 to 12/31/2018	$9.93970	$9.46628	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99694	$9.56802	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97688	$10.76246	643
01/01/2011 to 12/31/2011	$10.76246	$10.21302	24,342
01/01/2012 to 12/31/2012	$10.21302	$11.29456	12,090
01/01/2013 to 12/31/2013	$11.29456	$13.47532	44,223
01/01/2014 to 12/31/2014	$13.47532	$14.02148	27,407
01/01/2015 to 12/31/2015	$14.02148	$13.70864	1,397
01/01/2016 to 12/31/2016	$13.70864	$14.24399	1,507
01/01/2017 to 12/31/2017	$14.24399	$16.33179	38,435
01/01/2018 to 12/31/2018	$16.33179	$14.89271	13,147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99771	$11.55149	0
01/01/2014 to 12/31/2014	$11.55149	$12.76281	0
01/01/2015 to 12/31/2015	$12.76281	$11.96851	0
01/01/2016 to 12/31/2016	$11.96851	$13.37403	0
01/01/2017 to 12/31/2017	$13.37403	$15.40114	2,191
01/01/2018 to 12/31/2018	$15.40114	$14.26167	511
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95910	$11.70896	366
01/01/2011 to 12/31/2011	$11.70896	$12.13801	0
01/01/2012 to 12/31/2012	$12.13801	$13.61543	0
01/01/2013 to 12/31/2013	$13.61543	$13.65589	0
01/01/2014 to 12/31/2014	$13.65589	$17.38605	0
01/01/2015 to 12/31/2015	$17.38605	$17.72708	0
01/01/2016 to 12/31/2016	$17.72708	$18.07115	0
01/01/2017 to 12/31/2017	$18.07115	$18.67324	0
01/01/2018 to 12/31/2018	$18.67324	$17.29349	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97519	$10.94313	6,176
01/01/2011 to 12/31/2011	$10.94313	$10.48257	3,355
01/01/2012 to 12/31/2012	$10.48257	$11.27790	2,678
01/01/2013 to 12/31/2013	$11.27790	$12.58678	162
01/01/2014 to 12/31/2014	$12.58678	$12.62646	268
01/01/2015 to 12/31/2015	$12.62646	$12.40085	153
01/01/2016 to 12/31/2016	$12.40085	$12.57358	76
01/01/2017 to 12/31/2017	$12.57358	$14.24306	102
01/01/2018 to 12/31/2018	$14.24306	$12.77656	53
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96938	$11.47011	0
01/01/2011 to 12/31/2011	$11.47011	$10.59309	0
01/01/2012 to 12/31/2012	$10.59309	$13.06256	0
01/01/2013 to 12/31/2013	$13.06256	$13.25567	0
01/01/2014 to 12/31/2014	$13.25567	$14.68609	0
01/01/2015 to 12/31/2015	$14.68609	$14.26942	0
01/01/2016 to 12/31/2016	$14.26942	$14.00220	0
01/01/2017 to 12/31/2017	$14.00220	$15.10075	0
01/01/2018 to 12/31/2018	$15.10075	$13.99156	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99096	$10.69508	0
01/01/2011 to 12/31/2011	$10.69508	$9.82737	0
01/01/2012 to 12/31/2012	$9.82737	$11.43620	0
01/01/2013 to 12/31/2013	$11.43620	$14.85237	0
01/01/2014 to 12/31/2014	$14.85237	$16.34088	0
01/01/2015 to 12/31/2015	$16.34088	$15.15711	0
01/01/2016 to 12/31/2016	$15.15711	$16.44256	0
01/01/2017 to 12/31/2017	$16.44256	$17.55030	0
01/01/2018 to 12/31/2018	$17.55030	$15.60976	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01903	$11.34173	1,002
01/01/2011 to 12/31/2011	$11.34173	$10.70195	383
01/01/2012 to 12/31/2012	$10.70195	$12.44853	378
01/01/2013 to 12/31/2013	$12.44853	$16.00348	0
01/01/2014 to 12/31/2014	$16.00348	$17.35744	0
01/01/2015 to 12/31/2015	$17.35744	$15.92030	0
01/01/2016 to 12/31/2016	$15.92030	$15.73815	0
01/01/2017 to 12/31/2017	$15.73815	$19.45355	0
01/01/2018 to 12/31/2018	$19.45355	$18.09291	0
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98745	$10.63219	941
01/01/2011 to 12/31/2011	$10.63219	$10.28798	0
01/01/2012 to 12/31/2012	$10.28798	$11.01804	0
01/01/2013 to 12/31/2013	$11.01804	$11.76744	48
01/01/2014 to 12/31/2014	$11.76744	$11.90634	31
01/01/2015 to 12/31/2015	$11.90634	$11.47359	13
01/01/2016 to 12/31/2016	$11.47359	$11.74527	7
01/01/2017 to 12/31/2017	$11.74527	$12.82641	12
01/01/2018 to 12/31/2018	$12.82641	$11.59152	0
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96434	$11.41620	596
01/01/2011 to 12/31/2011	$11.41620	$11.24738	217
01/01/2012 to 12/31/2012	$11.24738	$12.65369	223
01/01/2013 to 12/31/2013	$12.65369	$17.08207	0
01/01/2014 to 12/31/2014	$17.08207	$17.80809	0
01/01/2015 to 12/31/2015	$17.80809	$16.36681	0
01/01/2016 to 12/31/2016	$16.36681	$19.78783	0
01/01/2017 to 12/31/2017	$19.78783	$21.59089	0
01/01/2018 to 12/31/2018	$21.59089	$18.04099	0
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99771	$9.77948	0
01/01/2011 to 12/31/2011	$9.77948	$9.51316	0
01/01/2012 to 12/31/2012	$9.51316	$9.25176	0
01/01/2013 to 12/31/2013	$9.25176	$8.99738	0
01/01/2014 to 12/31/2014	$8.99738	$8.74997	0
01/01/2015 to 12/31/2015	$8.74997	$8.50940	0
01/01/2016 to 12/31/2016	$8.50940	$8.27606	0
01/01/2017 to 12/31/2017	$8.27606	$8.07653	0
01/01/2018 to 12/31/2018	$8.07653	$7.95534	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98368	$10.69330	835
01/01/2011 to 12/31/2011	$10.69330	$10.72976	381
01/01/2012 to 12/31/2012	$10.72976	$11.88182	396
01/01/2013 to 12/31/2013	$11.88182	$12.38479	0
01/01/2014 to 12/31/2014	$12.38479	$12.35226	0
01/01/2015 to 12/31/2015	$12.35226	$11.58442	0
01/01/2016 to 12/31/2016	$11.58442	$13.00125	0
01/01/2017 to 12/31/2017	$13.00125	$13.58939	0
01/01/2018 to 12/31/2018	$13.58939	$12.95118	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98970	$10.55041	0
01/01/2011 to 12/31/2011	$10.55041	$9.83148	1,720
01/01/2012 to 12/31/2012	$9.83148	$11.17513	996
01/01/2013 to 12/31/2013	$11.17513	$15.20013	1,329
01/01/2014 to 12/31/2014	$15.20013	$16.81409	0
01/01/2015 to 12/31/2015	$16.81409	$15.07030	609
01/01/2016 to 12/31/2016	$15.07030	$17.57158	0
01/01/2017 to 12/31/2017	$17.57158	$20.36979	0
01/01/2018 to 12/31/2018	$20.36979	$17.00338	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92854	$11.18449	0
01/01/2011 to 12/31/2011	$11.18449	$9.47146	0
01/01/2012 to 12/31/2012	$9.47146	$11.08653	0
01/01/2013 to 12/31/2013	$11.08653	$12.83645	0
01/01/2014 to 12/31/2014	$12.83645	$11.79377	0
01/01/2015 to 12/31/2015	$11.79377	$11.83050	0
01/01/2016 to 12/31/2016	$11.83050	$11.07121	0
01/01/2017 to 12/31/2017	$11.07121	$14.58230	0
01/01/2018 to 12/31/2018	$14.58230	$12.28865	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92841	$10.72599	0
01/01/2011 to 12/31/2011	$10.72599	$9.12230	1,763
01/01/2012 to 12/31/2012	$9.12230	$10.35044	1,111
01/01/2013 to 12/31/2013	$10.35044	$12.02540	1,610
01/01/2014 to 12/31/2014	$12.02540	$10.91075	0
01/01/2015 to 12/31/2015	$10.91075	$10.69743	871
01/01/2016 to 12/31/2016	$10.69743	$10.46436	1,877
01/01/2017 to 12/31/2017	$10.46436	$12.49919	1,800
01/01/2018 to 12/31/2018	$12.49919	$10.19223	658
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97595	$10.80195	409
01/01/2011 to 12/31/2011	$10.80195	$10.44554	97
01/01/2012 to 12/31/2012	$10.44554	$11.53760	122
01/01/2013 to 12/31/2013	$11.53760	$13.04727	44
01/01/2014 to 12/31/2014	$13.04727	$13.49604	28
01/01/2015 to 12/31/2015	$13.49604	$12.98737	275
01/01/2016 to 12/31/2016	$12.98737	$13.29018	6
01/01/2017 to 12/31/2017	$13.29018	$15.11747	10
01/01/2018 to 12/31/2018	$15.11747	$13.61580	0
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92106	$10.48980	0
01/01/2011 to 12/31/2011	$10.48980	$9.26818	0
01/01/2012 to 12/31/2012	$9.26818	$10.98758	0
01/01/2013 to 12/31/2013	$10.98758	$12.32685	0
01/01/2014 to 12/31/2014	$12.32685	$11.22470	0
01/01/2015 to 12/31/2015	$11.22470	$10.61084	0
01/01/2016 to 12/31/2016	$10.61084	$10.51919	0
01/01/2017 to 12/31/2017	$10.51919	$13.26240	0
01/01/2018 to 12/31/2018	$13.26240	$10.64273	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.51949	8,102
01/01/2011 to 12/31/2011	$10.51949	$10.25469	2,123
01/01/2012 to 12/31/2012	$10.25469	$11.04117	1,261
01/01/2013 to 12/31/2013	$11.04117	$11.92221	1,906
01/01/2014 to 12/31/2014	$11.92221	$12.22615	1,492
01/01/2015 to 12/31/2015	$12.22615	$11.86820	905
01/01/2016 to 12/31/2016	$11.86820	$11.98571	835
01/01/2017 to 12/31/2017	$11.98571	$13.07238	1,403
01/01/2018 to 12/31/2018	$13.07238	$12.05929	321
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97056	$10.70715	0
01/01/2011 to 12/31/2011	$10.70715	$10.48218	0
01/01/2012 to 12/31/2012	$10.48218	$11.74163	0
01/01/2013 to 12/31/2013	$11.74163	$15.58607	0
01/01/2014 to 12/31/2014	$15.58607	$16.59806	0
01/01/2015 to 12/31/2015	$16.59806	$17.85824	0
01/01/2016 to 12/31/2016	$17.85824	$17.11392	0
01/01/2017 to 12/31/2017	$17.11392	$22.60856	0
01/01/2018 to 12/31/2018	$22.60856	$21.62910	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99181	$11.23275	0
01/01/2011 to 12/31/2011	$11.23275	$10.82462	0
01/01/2012 to 12/31/2012	$10.82462	$11.81764	0
01/01/2013 to 12/31/2013	$11.81764	$15.70050	0
01/01/2014 to 12/31/2014	$15.70050	$16.88573	0
01/01/2015 to 12/31/2015	$16.88573	$18.07533	0
01/01/2016 to 12/31/2016	$18.07533	$18.55975	0
01/01/2017 to 12/31/2017	$18.55975	$24.00594	0
01/01/2018 to 12/31/2018	$24.00594	$22.71469	0
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98684	$10.82492	1,055
01/01/2011 to 12/31/2011	$10.82492	$10.19791	405
01/01/2012 to 12/31/2012	$10.19791	$12.20578	385
01/01/2013 to 12/31/2013	$12.20578	$15.15062	0
01/01/2014 to 12/31/2014	$15.15062	$15.26888	0
01/01/2015 to 12/31/2015	$15.26888	$14.63132	0
01/01/2016 to 12/31/2016	$14.63132	$15.24199	0
01/01/2017 to 12/31/2017	$15.24199	$18.35819	0
01/01/2018 to 12/31/2018	$18.35819	$16.14522	0
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.80059	0
01/01/2011 to 12/31/2011	$10.80059	$10.44170	0
01/01/2012 to 12/31/2012	$10.44170	$11.88889	0
01/01/2013 to 12/31/2013	$11.88889	$15.80610	0
01/01/2014 to 12/31/2014	$15.80610	$16.71032	0
01/01/2015 to 12/31/2015	$16.71032	$17.42562	0
01/01/2016 to 12/31/2016	$17.42562	$17.27151	0
01/01/2017 to 12/31/2017	$17.27151	$21.95638	0
01/01/2018 to 12/31/2018	$21.95638	$21.80823	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99771	$10.15434	0
01/01/2013 to 12/31/2013	$10.15434	$13.28266	0
01/01/2014 to 12/31/2014	$13.28266	$14.23729	0
01/01/2015 to 12/31/2015	$14.23729	$13.74561	0
01/01/2016 to 12/31/2016	$13.74561	$15.16601	0
01/01/2017 to 12/31/2017	$15.16601	$17.30783	0
01/01/2018 to 12/31/2018	$17.30783	$15.12088	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99026	$11.16162	0
01/01/2011 to 12/31/2011	$11.16162	$10.58549	1,617
01/01/2012 to 12/31/2012	$10.58549	$12.05705	935
01/01/2013 to 12/31/2013	$12.05705	$16.65147	1,201
01/01/2014 to 12/31/2014	$16.65147	$18.50134	0
01/01/2015 to 12/31/2015	$18.50134	$16.97827	0
01/01/2016 to 12/31/2016	$16.97827	$19.52280	1,089
01/01/2017 to 12/31/2017	$19.52280	$21.60569	1,063
01/01/2018 to 12/31/2018	$21.60569	$17.55366	367
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.24525	0
01/01/2013 to 12/31/2013	$10.24525	$11.84816	48
01/01/2014 to 12/31/2014	$11.84816	$12.11446	31
01/01/2015 to 12/31/2015	$12.11446	$11.63504	13
01/01/2016 to 12/31/2016	$11.63504	$11.80493	7
01/01/2017 to 12/31/2017	$11.80493	$13.37481	11
01/01/2018 to 12/31/2018	$13.37481	$11.92888	0
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93818	$11.59963	0
01/01/2011 to 12/31/2011	$11.59963	$8.99411	0
01/01/2012 to 12/31/2012	$8.99411	$10.31451	0
01/01/2013 to 12/31/2013	$10.31451	$10.05322	0
01/01/2014 to 12/31/2014	$10.05322	$9.31891	0
01/01/2015 to 12/31/2015	$9.31891	$7.54656	0
01/01/2016 to 12/31/2016	$7.54656	$8.24682	0
01/01/2017 to 12/31/2017	$8.24682	$10.13652	0
01/01/2018 to 12/31/2018	$10.13652	$8.47169	0
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98867	$10.52841	20,195
01/01/2011 to 12/31/2011	$10.52841	$10.34140	17,281
01/01/2012 to 12/31/2012	$10.34140	$11.09980	9,964
01/01/2013 to 12/31/2013	$11.09980	$11.78897	3,128
01/01/2014 to 12/31/2014	$11.78897	$12.12687	2,381
01/01/2015 to 12/31/2015	$12.12687	$11.81034	1,228
01/01/2016 to 12/31/2016	$11.81034	$12.12097	760
01/01/2017 to 12/31/2017	$12.12097	$12.98281	676
01/01/2018 to 12/31/2018	$12.98281	$12.26539	444
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01763	$10.05117	195
01/01/2012 to 12/31/2012	$10.05117	$10.46916	1,295
01/01/2013 to 12/31/2013	$10.46916	$9.94579	0
01/01/2014 to 12/31/2014	$9.94579	$10.25860	0
01/01/2015 to 12/31/2015	$10.25860	$9.94976	0
01/01/2016 to 12/31/2016	$9.94976	$10.08414	0
01/01/2017 to 12/31/2017	$10.08414	$10.36371	0
01/01/2018 to 12/31/2018	$10.36371	$9.99517	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96270	$11.43400	8,549
01/01/2011 to 12/31/2011	$11.43400	$10.42906	25,952
01/01/2012 to 12/31/2012	$10.42906	$11.45211	12,675
01/01/2013 to 12/31/2013	$11.45211	$13.03341	45,794
01/01/2014 to 12/31/2014	$13.03341	$13.84084	28,057
01/01/2015 to 12/31/2015	$13.84084	$13.37784	1,763
01/01/2016 to 12/31/2016	$13.37784	$14.32425	1,590
01/01/2017 to 12/31/2017	$14.32425	$16.17402	40,787
01/01/2018 to 12/31/2018	$16.17402	$14.53219	13,851
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.82053	0
01/01/2011 to 12/31/2011	$10.82053	$10.88734	0
01/01/2012 to 12/31/2012	$10.88734	$12.57847	0
01/01/2013 to 12/31/2013	$12.57847	$16.19961	0
01/01/2014 to 12/31/2014	$16.19961	$18.46617	0
01/01/2015 to 12/31/2015	$18.46617	$18.51138	0
01/01/2016 to 12/31/2016	$18.51138	$20.67640	0
01/01/2017 to 12/31/2017	$20.67640	$24.58407	0
01/01/2018 to 12/31/2018	$24.58407	$21.94004	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.83297	0
01/01/2012 to 12/31/2012	$8.83297	$9.71986	0
01/01/2013 to 12/31/2013	$9.71986	$11.56990	0
01/01/2014 to 12/31/2014	$11.56990	$11.98312	0
01/01/2015 to 12/31/2015	$11.98312	$11.67109	0
01/01/2016 to 12/31/2016	$11.67109	$12.06855	0
01/01/2017 to 12/31/2017	$12.06855	$13.87272	0
01/01/2018 to 12/31/2018	$13.87272	$12.60861	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98677	$10.71579	5,627
01/01/2011 to 12/31/2011	$10.71579	$10.23226	3,799
01/01/2012 to 12/31/2012	$10.23226	$10.97355	3,643
01/01/2013 to 12/31/2013	$10.97355	$11.99941	4,070
01/01/2014 to 12/31/2014	$11.99941	$12.26924	4,761
01/01/2015 to 12/31/2015	$12.26924	$11.91209	3,998
01/01/2016 to 12/31/2016	$11.91209	$12.14307	3,548
01/01/2017 to 12/31/2017	$12.14307	$13.72719	4,668
01/01/2018 to 12/31/2018	$13.72719	$12.29278	3,027
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97104	$12.07901	0
01/01/2011 to 12/31/2011	$12.07901	$10.20705	0
01/01/2012 to 12/31/2012	$10.20705	$11.91843	0
01/01/2013 to 12/31/2013	$11.91843	$16.32126	0
01/01/2014 to 12/31/2014	$16.32126	$16.65666	0
01/01/2015 to 12/31/2015	$16.65666	$16.41481	0
01/01/2016 to 12/31/2016	$16.41481	$17.19356	0
01/01/2017 to 12/31/2017	$17.19356	$21.35257	0
01/01/2018 to 12/31/2018	$21.35257	$18.51052	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96009	$12.53600	0
01/01/2011 to 12/31/2011	$12.53600	$12.07235	0
01/01/2012 to 12/31/2012	$12.07235	$13.16924	0
01/01/2013 to 12/31/2013	$13.16924	$17.31206	0
01/01/2014 to 12/31/2014	$17.31206	$17.47895	0
01/01/2015 to 12/31/2015	$17.47895	$17.13180	0
01/01/2016 to 12/31/2016	$17.13180	$18.67407	0
01/01/2017 to 12/31/2017	$18.67407	$22.50563	0
01/01/2018 to 12/31/2018	$22.50563	$20.04400	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96352	$11.39297	0
01/01/2011 to 12/31/2011	$11.39297	$10.41785	1,645
01/01/2012 to 12/31/2012	$10.41785	$11.97090	956
01/01/2013 to 12/31/2013	$11.97090	$15.99607	1,244
01/01/2014 to 12/31/2014	$15.99607	$16.37571	0
01/01/2015 to 12/31/2015	$16.37571	$15.23896	610
01/01/2016 to 12/31/2016	$15.23896	$19.14926	1,182
01/01/2017 to 12/31/2017	$19.14926	$19.99239	1,140
01/01/2018 to 12/31/2018	$19.99239	$16.11998	396
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99140	$10.62382	3,080
01/01/2011 to 12/31/2011	$10.62382	$10.53707	1,206
01/01/2012 to 12/31/2012	$10.53707	$11.62994	1,262
01/01/2013 to 12/31/2013	$11.62994	$13.21403	4,046
01/01/2014 to 12/31/2014	$13.21403	$13.60632	4,232
01/01/2015 to 12/31/2015	$13.60632	$13.23766	582
01/01/2016 to 12/31/2016	$13.23766	$13.84577	121
01/01/2017 to 12/31/2017	$13.84577	$15.54092	181
01/01/2018 to 12/31/2018	$15.54092	$14.30626	65
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97029	$11.06509	0
01/01/2011 to 12/31/2011	$11.06509	$10.57896	0
01/01/2012 to 12/31/2012	$10.57896	$12.09650	0
01/01/2013 to 12/31/2013	$12.09650	$16.94341	0
01/01/2014 to 12/31/2014	$16.94341	$17.85268	0
01/01/2015 to 12/31/2015	$17.85268	$19.02559	0
01/01/2016 to 12/31/2016	$19.02559	$19.00297	0
01/01/2017 to 12/31/2017	$19.00297	$25.48412	0
01/01/2018 to 12/31/2018	$25.48412	$25.73761	0
AST T. Rowe Price Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98532	$10.59935	0
01/01/2011 to 12/31/2011	$10.59935	$10.25763	0
01/01/2012 to 12/31/2012	$10.25763	$11.31190	0
01/01/2013 to 12/31/2013	$11.31190	$14.81056	0
01/01/2014 to 12/31/2014	$14.81056	$14.62760	0
01/01/2015 to 12/31/2015	$14.62760	$13.36264	0
01/01/2016 to 12/31/2016	$13.36264	$13.79254	1,498
01/01/2017 to 12/31/2017	$13.79254	$15.63487	1,454
01/01/2018 to 12/31/2018	$15.63487	$13.72626	484

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85896	$11.40251	655
01/01/2011 to 12/31/2011	$11.40251	$9.43499	0
01/01/2012 to 12/31/2012	$9.43499	$9.50688	0
01/01/2013 to 12/31/2013	$9.50688	$10.66755	0
01/01/2014 to 12/31/2014	$10.66755	$9.50673	0
01/01/2015 to 12/31/2015	$9.50673	$7.46513	0
01/01/2016 to 12/31/2016	$7.46513	$9.04745	0
01/01/2017 to 12/31/2017	$9.04745	$9.70630	0
01/01/2018 to 12/31/2018	$9.70630	$7.86602	0
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97939	$10.24482	0
01/01/2011 to 12/31/2011	$10.24482	$10.37455	0
01/01/2012 to 12/31/2012	$10.37455	$10.61596	0
01/01/2013 to 12/31/2013	$10.61596	$9.93654	0
01/01/2014 to 12/31/2014	$9.93654	$9.71700	0
01/01/2015 to 12/31/2015	$9.71700	$9.01330	0
01/01/2016 to 12/31/2016	$9.01330	$9.14801	0
01/01/2017 to 12/31/2017	$9.14801	$9.07875	0
01/01/2018 to 12/31/2018	$9.07875	$9.00420	0
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98797	$11.42724	0
01/01/2011 to 12/31/2011	$11.42724	$10.72987	0
01/01/2012 to 12/31/2012	$10.72987	$12.35534	0
01/01/2013 to 12/31/2013	$12.35534	$15.91067	0
01/01/2014 to 12/31/2014	$15.91067	$17.78949	0
01/01/2015 to 12/31/2015	$17.78949	$16.15699	564
01/01/2016 to 12/31/2016	$16.15699	$17.91292	0
01/01/2017 to 12/31/2017	$17.91292	$20.65002	0
01/01/2018 to 12/31/2018	$20.65002	$16.76056	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.77077	0
01/01/2012 to 12/31/2012	$8.77077	$9.46811	0
01/01/2013 to 12/31/2013	$9.46811	$11.09563	52
01/01/2014 to 12/31/2014	$11.09563	$11.38453	34
01/01/2015 to 12/31/2015	$11.38453	$11.00146	70,318
01/01/2016 to 12/31/2016	$11.00146	$11.39766	20,971
01/01/2017 to 12/31/2017	$11.39766	$12.59191	1,567
01/01/2018 to 12/31/2018	$12.59191	$11.63189	520
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.33336	1,650
01/01/2011 to 12/31/2011	$10.33336	$10.65525	536
01/01/2012 to 12/31/2012	$10.65525	$11.17547	589
01/01/2013 to 12/31/2013	$11.17547	$10.70590	0
01/01/2014 to 12/31/2014	$10.70590	$11.16093	0
01/01/2015 to 12/31/2015	$11.16093	$10.98822	0
01/01/2016 to 12/31/2016	$10.98822	$11.23709	0
01/01/2017 to 12/31/2017	$11.23709	$11.61831	0
01/01/2018 to 12/31/2018	$11.61831	$11.04128	658
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
Net Assets	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

NET ASSETS, representing:
Accumulation units	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Units outstanding	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

Portfolio shares held	7,726,690	9,431,058	2,960,271	324,234	426,055
Portfolio net asset value per share	$10.00	$13.12	$49.02	$28.63	$26.50
Investment in portfolio shares, at cost	$77,266,902	$105,403,087	$80,859,007	$5,692,145	$6,714,592

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$1,187,691	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,153,995	1,837,732	2,522,005	147,673	180,128
NET INVESTMENT INCOME (LOSS)	33,696	(1,837,732)	(2,522,005)	(147,673)	(180,128)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET GAIN (LOSS) ON INVESTMENTS	—	(454,142)	(6,150,260)	(387,625)	(275,825)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,696	$(2,291,874)	$(8,672,265)	$(535,298)	$(455,953)

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
Net Assets	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

NET ASSETS, representing:
Accumulation units	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Units outstanding	61,202,859	25,232,505	567,488	72,391,992	17,862,656

Portfolio shares held	6,445,618	24,587,227	110,399	4,512,658	1,455,387
Portfolio net asset value per share	$28.55	$4.96	$21.99	$56.64	$31.82
Investment in portfolio shares, at cost	$123,403,432	$129,133,984	$3,725,370	$172,839,578	$29,305,800

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$3,920,187	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,339,958	2,030,582	42,051	4,168,246	821,789
NET INVESTMENT INCOME (LOSS)	(3,339,958)	1,889,605	(42,051)	(4,168,246)	(821,789)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET GAIN (LOSS) ON INVESTMENTS	(20,043,100)	(5,305,297)	(542,173)	(12,137,103)	(3,488,566)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(23,383,058)	$(3,415,692)	$(584,224)	$(16,305,349)	$(4,310,355)

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
Net Assets	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

NET ASSETS, representing:
Accumulation units	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Units outstanding	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

Portfolio shares held	4,157,175	1,500,334	1,182,092	2,153,815	1,843,607
Portfolio net asset value per share	$61.21	$35.15	$13.04	$23.36	$30.94
Investment in portfolio shares, at cost	$98,937,298	$31,197,164	$16,244,830	$48,476,140	$50,929,081

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$239,227	$1,199,194	$595,168

EXPENSES
Charges for mortality and expense risk, and
for administration	4,375,839	845,410	261,234	853,068	946,986
NET INVESTMENT INCOME (LOSS)	(4,375,839)	(845,410)	(22,007)	346,126	(351,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET GAIN (LOSS) ON INVESTMENTS	1,447,667	(5,312,624)	(2,842,649)	(6,437,471)	(6,419,330)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,928,172)	$(6,158,034)	$(2,864,656)	$(6,091,345)	$(6,771,148)

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
Net Assets	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

NET ASSETS, representing:
Accumulation units	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Units outstanding	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

Portfolio shares held	1,379,161	1,694,463	608,065	1,164,289	1,988,083
Portfolio net asset value per share	$33.70	$26.71	$24.93	$47.01	$10.01
Investment in portfolio shares, at cost	$38,873,843	$54,104,999	$13,175,726	$33,939,641	$14,490,250

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$295,205	$959,214	$123,303	$56,131	$401,570

EXPENSES
Charges for mortality and expense risk, and
for administration	766,008	779,422	249,574	882,455	344,128
NET INVESTMENT INCOME (LOSS)	(470,803)	179,792	(126,271)	(826,324)	57,442

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET GAIN (LOSS) ON INVESTMENTS	(1,095,952)	(8,957,247)	(712,671)	2,132,948	(2,397,184)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,566,755)	$(8,777,455)	$(838,942)	$1,306,624	$(2,339,742)

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
Net Assets	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

NET ASSETS, representing:
Accumulation units	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Units outstanding	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

Portfolio shares held	1,309,128	1,216,593	2,828,552	160,432	3,030,350
Portfolio net asset value per share	$15.22	$29.52	$6.89	$48.91	$22.69
Investment in portfolio shares, at cost	$26,132,315	$16,229,522	$27,606,098	$6,572,846	$38,759,710

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$199,306	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	331,988	613,948	343,898	121,888	1,367,520
NET INVESTMENT INCOME (LOSS)	(331,988)	(613,948)	(144,592)	(121,888)	(1,367,520)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET GAIN (LOSS) ON INVESTMENTS	(974,703)	(1,748,368)	(3,270,212)	229,175	(10,923,246)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,306,691)	$(2,362,316)	$(3,414,804)	$107,287	$(12,290,766)

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
Net Assets	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

NET ASSETS, representing:
Accumulation units	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Units outstanding	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

Portfolio shares held	262,324	6,113,387	3,608,198	17,320,226	17,376,281
Portfolio net asset value per share	$32.87	$13.63	$7.01	$28.43	$11.02
Investment in portfolio shares, at cost	$6,564,172	$45,224,714	$22,569,760	$429,866,226	$162,900,271

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$36,393	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	167,980	1,616,281	491,121	8,460,885	3,479,154
NET INVESTMENT INCOME (LOSS)	(131,587)	(1,616,281)	(491,121)	(8,460,885)	(3,479,154)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET GAIN (LOSS) ON INVESTMENTS	(180,513)	(6,591,795)	(3,685,862)	(47,144,537)	(9,913,847)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(312,100)	$(8,208,076)	$(4,176,983)	$(55,605,422)	$(13,393,001)

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
Net Assets	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

NET ASSETS, representing:
Accumulation units	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Units outstanding	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

Portfolio shares held	68,677,179	8,764,493	18,571,008	8,272,495	3,880,598
Portfolio net asset value per share	$18.14	$13.67	$9.87	$17.68	$21.52
Investment in portfolio shares, at cost	$988,657,390	$103,515,792	$159,575,736	$117,848,517	$70,242,102

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,084,511	2,091,541	3,025,002	2,880,873	1,693,494
NET INVESTMENT INCOME (LOSS)	(24,084,511)	(2,091,541)	(3,025,002)	(2,880,873)	(1,693,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET GAIN (LOSS) ON INVESTMENTS	(74,473,176)	(13,217,360)	(3,616,247)	(17,814,049)	(17,328,998)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(98,557,687)	$(15,308,901)	$(6,641,249)	$(20,694,922)	$(19,022,492)

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
Net Assets	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

NET ASSETS, representing:
Accumulation units	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Units outstanding	5,875,034	25,756,780	21,289,126	—	15,298,440

Portfolio shares held	4,288,494	55,800,385	14,558,400	—	7,536,036
Portfolio net asset value per share	$23.75	$9.02	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$93,673,562	$403,649,202	$273,952,266	$—	$231,653,699

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,078,786	9,245,001	5,601,166	6,262,628	6,861,791
NET INVESTMENT INCOME (LOSS)	(2,078,786)	(9,245,001)	(5,601,166)	(6,262,628)	(6,861,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET GAIN (LOSS) ON INVESTMENTS	(21,984,846)	(21,821,515)	(61,513,711)	(11,033,823)	(7,086,747)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(24,063,632)	$(31,066,516)	$(67,114,877)	$(17,296,451)	$(13,948,538)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
Net Assets	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

NET ASSETS, representing:
Accumulation units	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Units outstanding	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

Portfolio shares held	7,295,731	9,427,900	14,303,986	7,986,742	9,346,046
Portfolio net asset value per share	$24.22	$29.17	$10.82	$28.04	$19.27
Investment in portfolio shares, at cost	$132,625,226	$235,000,613	$151,516,211	$176,995,879	$188,329,051

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,589,974	5,514,233	2,338,604	3,993,881	4,002,822
NET INVESTMENT INCOME (LOSS)	(2,589,974)	(5,514,233)	(2,338,604)	(3,993,881)	(4,002,822)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET GAIN (LOSS) ON INVESTMENTS	1,678,053	(56,517,925)	1,137,019	(20,423,748)	(39,347,560)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(911,921)	$(62,032,158)	$(1,201,585)	$(24,417,629)	$(43,350,382)

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
Net Assets	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

NET ASSETS, representing:
Accumulation units	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Units outstanding	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

Portfolio shares held	354,997,208	19,104,724	7,239,170	14,918,424	90,675,620
Portfolio net asset value per share	$27.73	$18.56	$25.42	$11.22	$14.45
Investment in portfolio shares, at cost	$7,440,175,112	$283,301,415	$174,533,150	$162,269,727	$1,044,459,908

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	177,868,027	6,243,792	3,769,517	2,357,086	24,651,616
NET INVESTMENT INCOME (LOSS)	(177,868,027)	(6,243,792)	(3,769,517)	(2,357,086)	(24,651,616)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET GAIN (LOSS) ON INVESTMENTS	(577,082,419)	(39,177,041)	(42,682,948)	3,575,248	(72,629,490)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(754,950,446)	$(45,420,833)	$(46,452,465)	$1,218,162	$(97,281,106)

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
Net Assets	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

NET ASSETS, representing:
Accumulation units	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Units outstanding	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

Portfolio shares held	435,113,999	164,274,219	390,776,195	247,841,062	217,548,260
Portfolio net asset value per share	$17.80	$13.89	$17.15	$15.74	$13.70
Investment in portfolio shares, at cost	$5,614,157,671	$1,920,045,585	$4,818,627,319	$3,109,026,506	$2,354,519,215
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	146,486,893	50,473,778	118,638,576	71,698,542	56,306,314
NET INVESTMENT INCOME (LOSS)	(146,486,893)	(50,473,778)	(118,638,576)	(71,698,542)	(56,306,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET GAIN (LOSS) ON INVESTMENTS	(549,518,590)	(235,325,353)	(358,860,069)	(118,360,090)	(269,837,720)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(696,005,483)	$(285,799,131)	$(477,498,645)	$(190,058,632)	$(326,144,034)

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
Net Assets	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

NET ASSETS, representing:
Accumulation units	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Units outstanding	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

Portfolio shares held	726,647,330	319,438,024	22,417,821	218,732,261	5,473,375
Portfolio net asset value per share	$15.33	$17.75	$35.99	$1.00	$40.77
Investment in portfolio shares, at cost	$9,743,697,025	$4,031,502,579	$511,733,082	$218,732,261	$179,488,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$2,731,179	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	217,546,690	103,960,557	13,850,848	2,976,199	4,136,131
NET INVESTMENT INCOME (LOSS)	(217,546,690)	(103,960,557)	(13,850,848)	(245,020)	(4,136,131)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET GAIN (LOSS) ON INVESTMENTS	(1,000,789,282)	(368,374,142)	31,403,145	—	(22,377,279)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,218,335,972)	$(472,334,699)	$17,552,297	$(245,020)	$(26,513,410)

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
Net Assets	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

NET ASSETS, representing:
Accumulation units	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Units outstanding	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

Portfolio shares held	104,138,489	6,307,786	15,117,838	938,436,077	94,691,612
Portfolio net asset value per share	$13.55	$17.88	$15.54	$7.48	$12.52
Investment in portfolio shares, at cost	$1,301,177,264	$112,257,906	$204,071,102	$6,929,339,923	$1,134,009,526

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	25,627,413	2,039,333	3,329,981	38,207,291	13,674,965
NET INVESTMENT INCOME (LOSS)	(25,627,413)	(2,039,333)	(3,329,981)	(38,207,291)	(13,674,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET GAIN (LOSS) ON INVESTMENTS	(14,067,017)	(23,029,891)	(37,180,264)	67,568,798	(12,587,054)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(39,694,430)	$(25,069,224)	$(40,510,245)	$29,361,507	$(26,262,019)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
Net Assets	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

NET ASSETS, representing:
Accumulation units	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Units outstanding	—	6,207,848	3,863,971	18,398,504	13,467,787

Portfolio shares held	—	6,522,330	4,833,750	19,700,423	12,673,423
Portfolio net asset value per share	$—	$10.67	$11.94	$8.69	$20.41
Investment in portfolio shares, at cost	$—	$69,079,321	$50,882,663	$167,797,771	$206,101,630

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	816,659	885,983	1,147,646	3,539,756	5,079,231
NET INVESTMENT INCOME (LOSS)	(816,659)	(885,983)	(1,147,646)	(3,539,756)	(5,079,231)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET GAIN (LOSS) ON INVESTMENTS	227,194	417,559	(3,266,708)	(32,177,151)	(43,623,056)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(589,465)	$(468,424)	$(4,414,354)	$(35,716,907)	$(48,702,287)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
Net Assets	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

NET ASSETS, representing:
Accumulation units	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Units outstanding	262,006,212	147,089,747	146,491,433	16,200	23,269

Portfolio shares held	251,511,899	138,257,426	134,833,397	6,214	8,777
Portfolio net asset value per share	$13.52	$15.08	$13.17	$69.55	$46.16
Investment in portfolio shares, at cost	$2,772,761,075	$1,635,240,213	$1,558,108,253	$403,123	$513,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,723

EXPENSES
Charges for mortality and expense risk, and
for administration	63,319,323	39,134,450	33,887,284	5,362	8,273
NET INVESTMENT INCOME (LOSS)	(63,319,323)	(39,134,450)	(33,887,284)	(5,362)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET GAIN (LOSS) ON INVESTMENTS	(322,316,792)	(182,871,714)	(154,086,007)	8,532	(105,848)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(385,636,115)	$(222,006,164)	$(187,973,291)	$3,170	$(106,398)

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$712,958	$1,412,832	$472,779	$487,977	$332,837
Net Assets	$712,958	$1,412,832	$472,779	$487,977	$332,837

NET ASSETS, representing:
Accumulation units	$712,958	$1,412,832	$472,779	$487,977	$332,837
	$712,958	$1,412,832	$472,779	$487,977	$332,837

Units outstanding	58,275	55,775	27,062	27,609	20,252

Portfolio shares held	19,068	19,672	6,503	12,671	9,442
Portfolio net asset value per share	$37.39	$71.82	$72.70	$38.51	$35.25
Investment in portfolio shares, at cost	$645,456	$1,218,506	$443,722	$559,840	$384,396

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$3,586	$—	$690	$—	$451

EXPENSES
Charges for mortality and expense risk, and
for administration	13,636	22,996	7,781	9,018	5,584
NET INVESTMENT INCOME (LOSS)	(10,050)	(22,996)	(7,091)	(9,018)	(5,133)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET GAIN (LOSS) ON INVESTMENTS	(87,326)	90,496	(67,466)	(70,026)	(52,945)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(97,376)	$67,500	$(74,557)	$(79,044)	$(58,078)

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$174,678	$579,708	$291,669	$64,024	$414,629
Net Assets	$174,678	$579,708	$291,669	$64,024	$414,629

NET ASSETS, representing:
Accumulation units	$174,678	$579,708	$291,669	$64,024	$414,629
	$174,678	$579,708	$291,669	$64,024	$414,629

Units outstanding	12,443	26,844	16,720	5,888	24,933

Portfolio shares held	3,205	16,779	7,345	2,253	9,353
Portfolio net asset value per share	$54.51	$34.55	$39.71	$28.42	$44.33
Investment in portfolio shares, at cost	$194,069	$618,827	$327,902	$76,639	$392,310

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$4,692	$—	$—	$5,798	$11,558

EXPENSES
Charges for mortality and expense risk, and
for administration	3,050	7,876	4,011	1,469	5,963
NET INVESTMENT INCOME (LOSS)	1,642	(7,876)	(4,011)	4,329	5,595

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET GAIN (LOSS) ON INVESTMENTS	(17,456)	(24,748)	(55,090)	(19,975)	258

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,814)	$(32,624)	$(59,101)	$(15,646)	$5,853

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
ASSETS
Investment in the portfolios, at fair value	$866,484	$683,982	$213,715,238	$10,234,442	$—
Net Assets	$866,484	$683,982	$213,715,238	$10,234,442	$—

NET ASSETS, representing:
Accumulation units	$866,484	$683,982	$213,715,238	$10,234,442	$—
	$866,484	$683,982	$213,715,238	$10,234,442	$—

Units outstanding	43,260	49,052	9,214,671	873,859	—

Portfolio shares held	13,326	16,553	6,995,589	1,491,901	—
Portfolio net asset value per share	$65.02	$41.32	$30.55	$6.86	$—
Investment in portfolio shares, at cost	$692,902	$566,406	$164,350,543	$9,951,136	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

INVESTMENT INCOME
Dividend income	$—	$7,119	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,983	11,843	3,644,546	203,536	415
NET INVESTMENT INCOME (LOSS)	(14,983)	(4,724)	(3,644,546)	(203,536)	(415)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET GAIN (LOSS) ON INVESTMENTS	(10,625)	(91,777)	(3,785,852)	39,724	(863)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,608)	$(96,501)	$(7,430,398)	$(163,812)	$(1,278)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
Net Assets	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

NET ASSETS, representing:
Accumulation units	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Units outstanding	3,939,092	9,950	177,323	16,751	2,413,046

Portfolio shares held	3,170,054	54,892	26,837	38,135	1,995,136
Portfolio net asset value per share	$14.80	$2.85	$26.27	$9.66	$13.58
Investment in portfolio shares, at cost	$44,661,370	$229,171	$632,169	$315,878	$26,131,640

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$29,741	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,174,326	3,714	14,801	7,411	704,015
NET INVESTMENT INCOME (LOSS)	(1,174,326)	26,027	(14,801)	(7,411)	(704,015)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET GAIN (LOSS) ON INVESTMENTS	23,339	(65,480)	27,080	13,912	(199,019)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,150,987)	$(39,453)	$12,279	$6,501	$(903,034)

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
Net Assets	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

NET ASSETS, representing:
Accumulation units	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Units outstanding	77,775,300	142,882,750	65,422	26,711,644	1,036,940

Portfolio shares held	68,331,302	126,613,503	56,223	24,201,161	894,179
Portfolio net asset value per share	$15.61	$13.28	$22.76	$12.20	$11.37
Investment in portfolio shares, at cost	$900,880,114	$1,382,231,713	$1,133,370	$277,189,356	$9,541,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,376	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	15,546,238	30,292,449	25,436	3,992,594	169,816
NET INVESTMENT INCOME (LOSS)	(15,546,238)	(30,292,449)	(19,060)	(3,992,594)	(169,816)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET GAIN (LOSS) ON INVESTMENTS	(75,085,155)	(100,335,134)	(92,188)	(2,448,989)	51,899

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(90,631,393)	$(130,627,583)	$(111,248)	$(6,441,583)	$(117,917)

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
Net Assets	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

NET ASSETS, representing:
Accumulation units	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Units outstanding	40,452,623	676,246	8,592,386	2,166,830	2,405,900

Portfolio shares held	36,053,217	640,813	7,680,839	1,892,013	2,308,854
Portfolio net asset value per share	$14.19	$10.64	$18.06	$10.81	$10.39
Investment in portfolio shares, at cost	$446,205,501	$6,846,632	$130,310,638	$19,978,643	$26,178,408

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	9,455,697	63,538	2,347,873	369,976	260,145
NET INVESTMENT INCOME (LOSS)	(9,455,697)	(63,538)	(2,347,873)	(369,976)	(260,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET GAIN (LOSS) ON INVESTMENTS	(52,272,832)	(493,662)	(16,316,720)	91,591	(5,693,368)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,728,529)	$(557,200)	$(18,664,593)	$(278,385)	$(5,953,513)
The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
Net Assets	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

NET ASSETS, representing:
Accumulation units	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Units outstanding	7,719,740	941,647,455	1,160,988	882,618	2,826,703

Portfolio shares held	7,002,388	841,637,092	1,042,771	808,184	2,524,190
Portfolio net asset value per share	$16.79	$11.65	$16.83	$17.27	$12.16
Investment in portfolio shares, at cost	$102,801,909	$9,262,741,425	$16,477,758	$12,835,007	$29,883,056

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,063,338	173,349,193	177,118	125,442	401,795
NET INVESTMENT INCOME (LOSS)	(2,063,338)	(173,349,193)	(177,118)	(125,442)	(401,795)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET GAIN (LOSS) ON INVESTMENTS	(6,290,410)	(499,155,544)	(1,607,819)	(1,111,782)	681,190

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,353,748)	$(672,504,737)	$(1,784,937)	$(1,237,224)	$279,395

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
Net Assets	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

NET ASSETS, representing:
Accumulation units	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Units outstanding	125,667,557	2,648,355	4,446,454	5,860,541	—

Portfolio shares held	117,293,311	2,574,266	4,308,984	5,653,897	—
Portfolio net asset value per share	$12.70	$11.38	$12.28	$12.44	$—
Investment in portfolio shares, at cost	$1,436,046,890	$28,332,884	$49,085,157	$64,669,348	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23,001,857	199,028	348,152	455,651	70,078
NET INVESTMENT INCOME (LOSS)	(23,001,857)	(199,028)	(348,152)	(455,651)	(70,078)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET GAIN (LOSS) ON INVESTMENTS	(155,168,409)	(3,091,368)	(4,105,267)	(4,938,918)	(377,632)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,170,266)	$(3,290,396)	$(4,453,419)	$(5,394,569)	$(447,710)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
Net Assets	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

NET ASSETS, representing:
Accumulation units	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Units outstanding	1,990,339	2,697,700	3,215,908	254,063	529,148

Portfolio shares held	1,951,361	2,624,629	3,124,298	249,573	515,519
Portfolio net asset value per share	$9.75	$11.69	$10.57	$9.70	$11.01
Investment in portfolio shares, at cost	$19,076,216	$29,898,539	$32,256,499	$2,499,277	$5,589,394

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	120,570	191,967	204,002	13,526	33,630
NET INVESTMENT INCOME (LOSS)	(120,570)	(191,967)	(204,002)	(13,526)	(33,630)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET GAIN (LOSS) ON INVESTMENTS	(1,099,135)	(4,219,460)	(247,091)	(125,195)	(508,067)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,219,705)	$(4,411,427)	$(451,093)	$(138,721)	$(541,697)

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
Net Assets	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

NET ASSETS, representing:
Accumulation units	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Units outstanding	548,603	29,409,375	7,783,001	361,055	154,322

Portfolio shares held	536,928	27,775,738	7,133,676	352,928	150,730
Portfolio net asset value per share	$9.59	$11.56	$10.47	$10.91	$10.68
Investment in portfolio shares, at cost	$5,174,336	$310,651,080	$73,976,687	$3,783,906	$1,585,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	30,031	4,952,980	1,824,177	20,300	9,039
NET INVESTMENT INCOME (LOSS)	(30,031)	(4,952,980)	(1,824,177)	(20,300)	(9,039)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET GAIN (LOSS) ON INVESTMENTS	(18,693)	(26,520,357)	(623,982)	18,736	(1,587)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,724)	$(31,473,337)	$(2,448,159)	$(1,564)	$(10,626)

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
Net Assets	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

NET ASSETS, representing:
Accumulation units	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Units outstanding	241,063	195,134	378,169	340,397	668,651

Portfolio shares held	236,479	190,875	372,583	335,951	607,414
Portfolio net asset value per share	$9.14	$11.02	$10.43	$8.68	$10.80
Investment in portfolio shares, at cost	$2,168,753	$2,010,795	$3,924,020	$3,035,333	$7,118,186

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,562	10,344	20,986	13,507	44,000
NET INVESTMENT INCOME (LOSS)	(10,562)	(10,344)	(20,986)	(13,507)	(44,000)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET GAIN (LOSS) ON INVESTMENTS	(9,053)	67,499	(291,543)	(132,899)	(1,244,064)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(19,615)	$57,155	$(312,529)	$(146,406)	$(1,288,064)

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
Net Assets	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

NET ASSETS, representing:
Accumulation units	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Units outstanding	874,887	456,087	1,268,915	3,692,794	1,264,337

Portfolio shares held	860,109	449,653	1,247,062	3,045,220	1,387,721
Portfolio net asset value per share	$9.68	$10.77	$11.43	$12.95	$10.08
Investment in portfolio shares, at cost	$8,437,144	$4,850,085	$13,598,258	$42,549,929	$14,388,098

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$370,072	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	45,953	27,719	84,653	241,049	81,498
NET INVESTMENT INCOME (LOSS)	(45,953)	(27,719)	(84,653)	129,023	(81,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET GAIN (LOSS) ON INVESTMENTS	(261,611)	(327,584)	(684,301)	(3,620,350)	(675,165)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(307,564)	$(355,303)	$(768,954)	$(3,491,327)	$(756,663)

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
Net Assets	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

NET ASSETS, representing:
Accumulation units	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Units outstanding	9,049,585	506,495	2,787,789	312,997	28,990,091

Portfolio shares held	8,459,890	500,762	2,669,615	305,807	28,740,639
Portfolio net asset value per share	$10.20	$11.05	$10.01	$9.84	$9.55
Investment in portfolio shares, at cost	$85,724,610	$5,335,762	$25,823,173	$2,921,520	$291,695,652

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$23,194	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,071,916	113,707	487,633	20,856	1,223,265
NET INVESTMENT INCOME (LOSS)	(2,071,916)	(90,513)	(487,633)	(20,856)	(1,223,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET GAIN (LOSS) ON INVESTMENTS	(628,098)	(1,330,136)	841,303	94,814	(19,966,292)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,700,014)	$(1,420,649)	$353,670	$73,958	$(21,189,557)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$33,696	$(1,837,732)	$(2,522,005)	$(147,673)	$(180,128)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,696	(2,291,874)	(8,672,265)	(535,298)	(455,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,109,260	754,870	628,347	24,817	10,000
Annuity payments	(1,251,270)	(1,635,135)	(883,438)	(157,682)	(174,200)
Surrenders, withdrawals and death benefits	(15,704,956)	(15,409,667)	(18,733,635)	(1,085,036)	(1,632,626)
Net transfers between other subaccounts
or fixed rate option	10,767,531	1,565,253	(3,781,891)	(72,825)	(451,507)
Miscellaneous transactions	5,502	4,612	5,060	385	34
Other charges	(102,328)	(32,379)	(139,476)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,176,261)	(14,752,446)	(22,905,033)	(1,290,341)	(2,248,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,142,565)	(17,044,320)	(31,577,298)	(1,825,639)	(2,704,252)

NET ASSETS
Beginning of period	82,409,467	140,779,795	176,689,783	11,108,455	13,994,718
End of period	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Beginning units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
Units issued	14,932,722	621,807	442,257	12,629	15,492
Units redeemed	(19,435,976)	(6,134,079)	(6,421,856)	(395,736)	(769,823)
Ending units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,339,958)	$1,889,605	$(42,051)	$(4,168,246)	$(821,789)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,383,058)	(3,415,692)	(584,224)	(16,305,349)	(4,310,355)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	630,124	331,874	6,337	12,784,179	205,759
Annuity payments	(1,373,538)	(758,470)	(20,685)	(1,658,121)	(327,167)
Surrenders, withdrawals and death benefits	(23,535,629)	(16,239,176)	(230,424)	(28,784,235)	(6,053,257)
Net transfers between other subaccounts
or fixed rate option	(2,550,792)	213,851	(13,597)	3,072,515	(360,062)
Miscellaneous transactions	11,103	(3,363)	(74)	11,342	948
Other charges	(307,866)	(189,435)	—	(320,995)	(65,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,126,598)	(16,644,719)	(258,443)	(14,895,315)	(6,598,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,509,656)	(20,060,411)	(842,667)	(31,200,664)	(10,909,242)

NET ASSETS
Beginning of period	234,532,063	142,013,058	3,270,340	286,797,588	57,219,667
End of period	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Beginning units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
Units issued	456,648	418,112	6,472	3,086,099	483,594
Units redeemed	(8,575,239)	(3,835,949)	(56,597)	(10,366,220)	(2,787,704)
Ending units	61,202,859	25,232,505	567,488	72,391,992	17,862,656

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,375,839)	$(845,410)	$(22,007)	$346,126	$(351,818)
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,928,172)	(6,158,034)	(2,864,656)	(6,091,345)	(6,771,148)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	993,316	5,077,974	48,328	120,307	141,448
Annuity payments	(2,110,714)	(328,108)	(152,358)	(579,195)	(425,262)
Surrenders, withdrawals and death benefits	(30,358,309)	(6,133,117)	(2,144,388)	(8,073,289)	(6,760,791)
Net transfers between other subaccounts
or fixed rate option	(5,331,133)	1,191,128	48,382	(304,292)	(466,057)
Miscellaneous transactions	6,776	7,603	(210)	1,863	(1,028)
Other charges	(247,452)	(17,837)	(3,251)	(12,431)	(17,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,047,516)	(202,357)	(2,203,497)	(8,847,037)	(7,529,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,975,688)	(6,360,391)	(5,068,153)	(14,938,382)	(14,300,400)

NET ASSETS
Beginning of period	294,436,374	59,097,143	20,482,638	65,251,496	71,341,593
End of period	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Beginning units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
Units issued	951,243	1,040,972	254,061	60,818	22,671
Units redeemed	(9,137,411)	(1,544,021)	(1,375,646)	(2,275,920)	(2,477,456)
Ending units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(470,803)	$179,792	$(126,271)	$(826,324)	$57,442
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,566,755)	(8,777,455)	(838,942)	1,306,624	(2,339,742)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,508	75,061	16,761	177,225	35,940
Annuity payments	(286,098)	(342,473)	(284,341)	(220,730)	(76,843)
Surrenders, withdrawals and death benefits	(5,855,849)	(5,618,001)	(1,842,534)	(6,026,222)	(2,698,470)
Net transfers between other subaccounts
or fixed rate option	(1,053,094)	(121,655)	(145,682)	(1,348,825)	(1,295,800)
Miscellaneous transactions	2,109	(331)	(338)	(378)	1,179
Other charges	(14,417)	(13,235)	(3,837)	(15,287)	(4,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,126,841)	(6,020,634)	(2,259,971)	(7,434,217)	(4,038,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,693,596)	(14,798,089)	(3,098,913)	(6,127,593)	(6,378,203)

NET ASSETS
Beginning of period	55,171,307	60,057,192	18,257,977	60,860,818	26,278,917
End of period	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Beginning units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168
Units issued	15,063	60,495	15,920	137,101	48,246
Units redeemed	(2,083,959)	(1,769,757)	(648,781)	(1,903,980)	(1,088,964)
Ending units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(331,988)	$(613,948)	$(144,592)	$(121,888)	$(1,367,520)
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,306,691)	(2,362,316)	(3,414,804)	107,287	(12,290,766)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,165	76,311	35,112	1,351	304,250
Annuity payments	(207,535)	(359,545)	(148,155)	(28,023)	(228,765)
Surrenders, withdrawals and death benefits	(2,364,522)	(5,409,507)	(2,533,583)	(847,167)	(8,803,410)
Net transfers between other subaccounts
or fixed rate option	(270,586)	(812,474)	(224,542)	(101,372)	(806,238)
Miscellaneous transactions	(366)	(2,315)	(403)	(167)	(1,995)
Other charges	(5,372)	(8,601)	(4,396)	(1,506)	(208,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,811,216)	(6,516,131)	(2,875,967)	(976,884)	(9,744,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,117,907)	(8,878,447)	(6,290,771)	(869,597)	(22,035,743)

NET ASSETS
Beginning of period	24,042,841	44,792,277	25,779,494	8,716,310	90,794,381
End of period	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Beginning units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843
Units issued	115,845	117,287	55,813	362,410	359,610
Units redeemed	(936,854)	(2,024,355)	(1,420,766)	(997,755)	(3,258,098)
Ending units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(131,587)	$(1,616,281)	$(491,121)	$(8,460,885)	$(3,479,154)
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,100)	(8,208,076)	(4,176,983)	(55,605,422)	(13,393,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,494	266,702	18,642	7,797,950	6,706,784
Annuity payments	(19,790)	(339,748)	(61,443)	(97,385)	(208,127)
Surrenders, withdrawals and death benefits	(914,674)	(11,749,045)	(2,913,058)	(44,687,203)	(15,473,116)
Net transfers between other subaccounts
or fixed rate option	(466,313)	(2,293,168)	239,731	(55,736,738)	(27,869,017)
Miscellaneous transactions	482	(351)	3,713	(1,612)	(3,823)
Other charges	(28,154)	(257,195)	(74,046)	(5,938,506)	(1,998,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,390,955)	(14,372,805)	(2,786,461)	(98,663,494)	(38,845,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,703,055)	(22,580,881)	(6,963,444)	(154,268,916)	(52,238,843)

NET ASSETS
Beginning of period	10,325,654	105,906,348	32,256,909	646,682,943	243,725,462
End of period	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Beginning units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393
Units issued	55,461	247,629	662,254	1,687,901	1,374,344
Units redeemed	(636,236)	(4,278,421)	(2,074,828)	(7,199,920)	(3,349,382)
Ending units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,084,511)	$(2,091,541)	$(3,025,002)	$(2,880,873)	$(1,693,494)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,557,687)	(15,308,901)	(6,641,249)	(20,694,922)	(19,022,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,574,944	8,733,710	12,055,438	6,295,796	1,433,712
Annuity payments	(508,393)	(29,211)	(52,715)	(54,821)	(92,422)
Surrenders, withdrawals and death benefits	(94,302,357)	(9,484,337)	(16,822,804)	(14,240,914)	(7,812,550)
Net transfers between other subaccounts
or fixed rate option	(158,847,109)	2,687,060	(22,955,238)	(4,994,570)	(9,191,296)
Miscellaneous transactions	(1,652)	11,183	(299)	(3,667)	(775)
Other charges	(15,716,408)	(1,165,823)	(1,574,254)	(1,680,405)	(939,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(219,800,975)	752,582	(29,349,872)	(14,678,581)	(16,603,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(318,358,662)	(14,556,319)	(35,991,121)	(35,373,503)	(35,625,686)

NET ASSETS
Beginning of period	1,564,162,696	134,366,944	219,286,967	181,631,221	119,136,144
End of period	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Beginning units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598
Units issued	5,773,041	2,023,181	2,081,441	1,596,042	544,858
Units redeemed	(21,762,529)	(1,984,059)	(4,012,504)	(2,243,701)	(1,332,536)
Ending units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,078,786)	$(9,245,001)	$(5,601,166)	$(6,262,628)	$(6,861,791)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,063,632)	(31,066,516)	(67,114,877)	(17,296,451)	(13,948,538)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864,362	15,216,451	10,480,478	7,223,200	7,904,668
Annuity payments	(58,884)	(115,686)	(252,480)	(46,308)	(250,309)
Surrenders, withdrawals and death benefits	(9,359,754)	(41,374,740)	(28,291,622)	(34,210,694)	(35,153,386)
Net transfers between other subaccounts
or fixed rate option	(11,890,901)	(42,428,665)	(5,891,108)	(638,741,655)	(55,129,165)
Miscellaneous transactions	(366)	(1,116)	13,456	(108)	1,209
Other charges	(1,119,403)	(5,477,187)	(4,627,075)	(4,993,251)	(3,863,189)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,564,946)	(74,180,943)	(28,568,351)	(670,768,816)	(86,490,172)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,628,578)	(105,247,459)	(95,683,228)	(688,065,267)	(100,438,710)

NET ASSETS
Beginning of period	144,480,301	608,566,928	467,504,771	688,065,267	466,162,553
End of period	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Beginning units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717
Units issued	1,053,148	2,916,786	2,316,609	3,425,918	1,413,352
Units redeemed	(1,952,670)	(6,398,543)	(3,732,763)	(59,934,155)	(4,733,629)
Ending units	5,875,034	25,756,780	21,289,126	—	15,298,440

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,589,974)	$(5,514,233)	$(2,338,604)	$(3,993,881)	$(4,002,822)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(911,921)	(62,032,158)	(1,201,585)	(24,417,629)	(43,350,382)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,907,236	12,608,694	11,627,718	10,887,662	4,208,075
Annuity payments	(68,380)	(130,004)	(335,264)	(21,762)	(178,034)
Surrenders, withdrawals and death benefits	(12,960,173)	(23,995,078)	(19,437,582)	(18,198,810)	(19,235,835)
Net transfers between other subaccounts
or fixed rate option	8,942,894	(30,173,583)	307,295	(17,352,698)	(44,248,565)
Miscellaneous transactions	25,176	(3,240)	(725)	7,058	561
Other charges	(1,570,310)	(3,069,385)	(1,115,192)	(2,274,109)	(2,249,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,276,443	(44,762,596)	(8,953,750)	(26,952,659)	(61,703,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,364,522	(106,794,754)	(10,155,335)	(51,370,288)	(105,054,175)

NET ASSETS
Beginning of period	170,338,092	381,806,595	164,924,467	275,318,533	285,152,483
End of period	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Beginning units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624
Units issued	2,229,815	1,745,466	4,462,911	1,591,029	2,757,922
Units redeemed	(1,916,202)	(3,732,828)	(5,343,073)	(2,638,257)	(8,879,676)
Ending units	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(177,868,027)	$(6,243,792)	$(3,769,517)	$(2,357,086)	$(24,651,616)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(754,950,446)	(45,420,833)	(46,452,465)	1,218,162	(97,281,106)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	334,086,492	13,008,537	3,004,602	7,169,298	51,011,025
Annuity payments	(3,808,497)	(166,894)	(127,168)	(113,225)	(905,801)
Surrenders, withdrawals and death benefits	(683,313,211)	(30,456,843)	(18,376,612)	(11,934,448)	(95,969,562)
Net transfers between other subaccounts
or fixed rate option	(610,661,683)	(26,419,723)	3,127,720	(15,264,221)	(155,902,464)
Miscellaneous transactions	36,926	5,707	10,178	(319)	(3,860)
Other charges	(125,417,625)	(3,890,620)	(2,107,164)	(1,895,059)	(17,464,967)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,089,077,598)	(47,919,836)	(14,468,444)	(22,037,974)	(219,235,629)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,844,028,044)	(93,340,669)	(60,920,909)	(20,819,812)	(316,516,735)

NET ASSETS
Beginning of period	11,688,100,623	447,924,348	244,940,619	188,204,525	1,626,779,446
End of period	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Beginning units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539
Units issued	20,335,251	2,355,549	3,047,975	2,102,823	4,870,682
Units redeemed	(87,105,672)	(4,821,484)	(4,321,679)	(4,282,825)	(21,486,588)
Ending units	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(146,486,893)	$(50,473,778)	$(118,638,576)	$(71,698,542)	$(56,306,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(696,005,483)	(285,799,131)	(477,498,645)	(190,058,632)	(326,144,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	412,006,164	34,034,477	309,440,633	123,259,547	104,575,533
Annuity payments	(1,982,575)	(1,868,444)	(4,013,577)	(4,013,716)	(705,292)
Surrenders, withdrawals and death benefits	(563,374,491)	(200,995,709)	(484,353,160)	(355,099,490)	(216,801,654)
Net transfers between other subaccounts
or fixed rate option	(377,444,178)	(572,315,054)	(306,458,533)	(244,690,902)	(277,999,447)
Miscellaneous transactions	61,246	(15,249)	(5,064)	(67,256)	4,745
Other charges	(91,550,123)	(28,809,678)	(75,901,820)	(43,441,171)	(39,572,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(622,283,957)	(769,969,657)	(561,291,521)	(524,052,988)	(430,498,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,318,289,440)	(1,055,768,788)	(1,038,790,166)	(714,111,620)	(756,642,631)

NET ASSETS
Beginning of period	9,063,318,625	3,337,537,683	7,740,601,916	4,615,129,943	3,737,053,797
End of period	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Beginning units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091
Units issued	40,275,843	11,719,401	22,953,069	15,975,873	8,817,519
Units redeemed	(78,054,633)	(70,980,209)	(57,610,525)	(53,114,075)	(39,235,903)
Ending units	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(217,546,690)	$(103,960,557)	$(13,850,848)	$(245,020)	$(4,136,131)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,218,335,972)	(472,334,699)	17,552,297	(245,020)	(26,513,410)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	345,303,812	160,744,170	34,129,230	40,371,005	9,362,951
Annuity payments	(3,459,359)	(1,380,249)	(178,730)	(203,550)	(102,139)
Surrenders, withdrawals and death benefits	(825,068,195)	(409,223,138)	(64,468,315)	(859,470,284)	(18,521,500)
Net transfers between other subaccounts
or fixed rate option	(1,459,617,465)	(342,690,421)	(6,523,084)	839,151,563	5,092,053
Miscellaneous transactions	(22,505)	56,517	(32,401)	(1,025)	5,045
Other charges	(153,661,458)	(71,711,174)	(7,581,852)	(1,143,003)	(2,160,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,096,525,170)	(664,204,295)	(44,655,152)	18,704,706	(6,324,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,314,861,142)	(1,136,538,994)	(27,102,855)	18,459,686	(32,837,508)

NET ASSETS
Beginning of period	14,454,364,713	6,806,563,912	833,920,249	200,272,575	255,986,993
End of period	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Beginning units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190
Units issued	33,126,430	10,377,717	4,866,130	46,320,217	2,289,597
Units redeemed	(163,722,944)	(50,658,351)	(6,415,258)	(44,557,537)	(2,568,856)
Ending units	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,627,413)	$(2,039,333)	$(3,329,981)	$(38,207,291)	$(13,674,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,694,430)	(25,069,224)	(40,510,245)	29,361,507	(26,262,019)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,998,716	4,320,710	9,563,069	38,797	13,966,771
Annuity payments	(1,534,649)	(97,026)	(31,039)	(407,536)	(287,375)
Surrenders, withdrawals and death benefits	(129,988,466)	(9,456,960)	(15,507,156)	(131,107,027)	(70,045,836)
Net transfers between other subaccounts
or fixed rate option	(135,211,500)	(3,817,949)	14,769,571	5,899,276,562	553,488,284
Miscellaneous transactions	380	7,479	9,430	12,802	(153)
Other charges	(15,105,549)	(1,060,178)	(2,951,242)	(28,052,363)	(8,691,832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(266,841,068)	(10,103,924)	5,852,633	5,739,761,235	488,429,859

TOTAL INCREASE (DECREASE) IN NET ASSETS	(306,535,498)	(35,173,148)	(34,657,612)	5,769,122,742	462,167,840

NET ASSETS
Beginning of period	1,717,612,018	147,956,365	269,588,810	1,250,379,115	723,371,148
End of period	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Beginning units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935
Units issued	9,812,126	1,623,662	3,596,876	655,344,571	61,012,417
Units redeemed	(33,341,616)	(2,543,910)	(3,343,161)	(175,692,008)	(21,044,397)
Ending units	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(816,659)	$(885,983)	$(1,147,646)	$(3,539,756)	$(5,079,231)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(589,465)	(468,424)	(4,414,354)	(35,716,907)	(48,702,287)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,548,387	1,834,167	9,755,940
Annuity payments	—	(11,530)	(25,051)	—	(193,944)
Surrenders, withdrawals and death benefits	(14,179,101)	(17,948,461)	(5,715,385)	(13,924,925)	(23,329,497)
Net transfers between other subaccounts
or fixed rate option	(73,309,780)	79,155,818	(11,509,368)	(19,101,381)	(30,620,990)
Miscellaneous transactions	249	(1,966)	(89)	(1,159)	107
Other charges	(54,509)	(4,522)	(667,597)	(2,211,851)	(3,038,277)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(87,543,141)	61,189,339	(16,369,103)	(33,405,149)	(47,426,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,132,606)	60,720,915	(20,783,457)	(69,122,056)	(96,128,948)

NET ASSETS
Beginning of period	88,132,606	8,872,345	78,498,432	240,318,736	354,793,516
End of period	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Beginning units	7,832,879	754,700	4,913,350	21,865,500	15,520,221
Units issued	644,245	6,789,881	482,803	3,874,196	1,528,331
Units redeemed	(8,477,124)	(1,336,733)	(1,532,182)	(7,341,192)	(3,580,765)
Ending units	—	6,207,848	3,863,971	18,398,504	13,467,787

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(63,319,323)	$(39,134,450)	$(33,887,284)	$(5,362)	$(550)
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(385,636,115)	(222,006,164)	(187,973,291)	3,170	(106,398)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	108,941,638	120,378,452	72,892,237	—	—
Annuity payments	(700,212)	(571,247)	(596,801)	—	—
Surrenders, withdrawals and death benefits	(233,221,998)	(142,017,584)	(120,073,639)	(34,027)	(48,013)
Net transfers between other subaccounts
or fixed rate option	(402,659,927)	(220,307,446)	(318,166,018)	(54,015)	(213,495)
Miscellaneous transactions	14,491	2,824	914	—	(3)
Other charges	(48,323,590)	(28,485,644)	(26,131,860)	(2,915)	(5,960)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(575,949,598)	(271,000,645)	(392,075,167)	(90,957)	(267,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(961,585,713)	(493,006,809)	(580,048,458)	(87,787)	(373,869)

NET ASSETS
Beginning of period	4,362,026,591	2,577,928,786	2,355,804,300	519,960	778,998
End of period	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Beginning units	304,321,037	164,997,779	176,871,835	19,232	38,135
Units issued	9,268,665	10,772,366	7,815,769	4,469	8,981
Units redeemed	(51,583,490)	(28,680,398)	(38,196,171)	(7,501)	(23,847)
Ending units	262,006,212	147,089,747	146,491,433	16,200	23,269

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,050)	$(22,996)	$(7,091)	$(9,018)	$(5,133)
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(97,376)	67,500	(74,557)	(79,044)	(58,078)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,687	3,600	6,806	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(84,720)	(212,700)	(37,970)	(51,502)	(13,414)
Net transfers between other subaccounts
or fixed rate option	(354,999)	(304,267)	(225,585)	(21,615)	(63,027)
Miscellaneous transactions	7	202	—	—	—
Other charges	(8,169)	(13,546)	(5,157)	(5,187)	(2,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(441,194)	(526,711)	(261,906)	(78,304)	(79,361)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(538,570)	(459,211)	(336,463)	(157,348)	(137,439)

NET ASSETS
Beginning of period	1,251,528	1,872,043	809,242	645,325	470,276
End of period	$712,958	$1,412,832	$472,779	$487,977	$332,837

Beginning units	86,950	76,049	38,141	31,590	24,601
Units issued	10,012	9,483	3,278	4,922	1,606
Units redeemed	(38,687)	(29,757)	(14,357)	(8,903)	(5,955)
Ending units	58,275	55,775	27,062	27,609	20,252
The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,642	$(7,876)	$(4,011)	$4,329	$5,595
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,814)	(32,624)	(59,101)	(15,646)	5,853

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	3,600
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,901)	(21,811)	(33,345)	(18,632)	(79,225)
Net transfers between other subaccounts
or fixed rate option	(44,917)	(169,581)	32,723	(25,179)	(85,657)
Miscellaneous transactions	(2)	1	—	—	—
Other charges	(1,946)	(5,471)	(2,996)	(844)	(4,459)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(60,766)	(196,862)	(3,618)	(44,655)	(165,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,580)	(229,486)	(62,719)	(60,301)	(159,888)

NET ASSETS
Beginning of period	251,258	809,194	354,388	124,325	574,517
End of period	$174,678	$579,708	$291,669	$64,024	$414,629

Beginning units	17,211	34,934	17,004	9,446	34,751
Units issued	2,852	3,563	7,491	3,307	5,231
Units redeemed	(7,620)	(11,653)	(7,775)	(6,865)	(15,049)
Ending units	12,443	26,844	16,720	5,888	24,933

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

OPERATIONS
Net investment income (loss)	$(14,983)	$(4,724)	$(3,644,546)	$(203,536)	$(415)
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,608)	(96,501)	(7,430,398)	(163,812)	(1,278)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	14,044,896	—	—
Annuity payments	—	—	(34,215)	—	—
Surrenders, withdrawals and death benefits	(62,158)	(56,658)	(16,413,135)	(989,660)	—
Net transfers between other subaccounts
or fixed rate option	(62,968)	(37,213)	(4,396,484)	2,383,833	(1,863,292)
Miscellaneous transactions	(2)	(2)	(6,182)	(63)	57
Other charges	(7,563)	(6,535)	(2,127,237)	(3,738)	(895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(132,691)	(100,408)	(8,932,357)	1,390,372	(1,864,130)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(158,299)	(196,909)	(16,362,755)	1,226,560	(1,865,408)

NET ASSETS
Beginning of period	1,024,783	880,891	230,077,993	9,007,882	1,865,408
End of period	$866,484	$683,982	$213,715,238	$10,234,442	$—

Beginning units	49,439	55,706	9,566,333	754,695	171,110
Units issued	5,106	2,379	2,290,759	329,904	—
Units redeemed	(11,285)	(9,033)	(2,642,421)	(210,740)	(171,110)
Ending units	43,260	49,052	9,214,671	873,859	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,174,326)	$26,027	$(14,801)	$(7,411)	$(704,015)
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,150,987)	(39,453)	12,279	6,501	(903,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	(24,562)	(12,452)	—	—	—
Surrenders, withdrawals and death benefits	(5,410,692)	(63,762)	(166,852)	(14,781)	(4,374,618)
Net transfers between other subaccounts
or fixed rate option	4,512,937	(6,788)	(65,838)	(25,957)	(3,741,862)
Miscellaneous transactions	(194)	(166)	8	8	265
Other charges	(35,404)	(673)	(2,741)	(523)	(29,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(957,915)	(83,841)	(235,423)	(41,253)	(8,145,350)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,108,902)	(123,294)	(223,144)	(34,752)	(9,048,384)

NET ASSETS
Beginning of period	49,025,694	279,735	928,160	403,137	36,142,333
End of period	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Beginning units	4,013,063	14,521	229,819	18,280	3,124,606
Units issued	752,573	65	1,159	880	454,996
Units redeemed	(826,544)	(4,636)	(53,655)	(2,409)	(1,166,556)
Ending units	3,939,092	9,950	177,323	16,751	2,413,046

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(15,546,238)	$(30,292,449)	$(19,060)	$(3,992,594)	$(169,816)
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(90,631,393)	(130,627,583)	(111,248)	(6,441,583)	(117,917)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	142,830,872	121,369,504	—	11,034,075	—
Annuity payments	—	(2,642,515)	—	(27,811)	—
Surrenders, withdrawals and death benefits	(95,044,432)	(116,493,048)	(167,950)	(23,116,637)	(1,546,719)
Net transfers between other subaccounts
or fixed rate option	8,255,120	(142,413,491)	(9,707)	22,071,322	4,689,638
Miscellaneous transactions	28,389	4,465	—	(1,167)	(458)
Other charges	(2,318,692)	(20,401,977)	(2,063)	(3,155,748)	(4,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	53,751,257	(160,577,062)	(179,720)	6,804,034	3,137,709

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,880,136)	(291,204,645)	(290,968)	362,451	3,019,792

NET ASSETS
Beginning of period	1,103,531,760	1,972,631,961	1,570,611	294,891,715	7,147,019
End of period	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Beginning units	74,247,266	156,449,299	73,402	26,114,211	709,309
Units issued	10,104,518	10,507,088	1,791	6,064,021	693,522
Units redeemed	(6,576,484)	(24,073,637)	(9,771)	(5,466,588)	(365,891)
Ending units	77,775,300	142,882,750	65,422	26,711,644	1,036,940

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,455,697)	$(63,538)	$(2,347,873)	$(369,976)	$(260,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,728,529)	(557,200)	(18,664,593)	(278,385)	(5,953,513)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,354,571	1,230,670	7,496,535	—	4,408,872
Annuity payments	(225,786)	—	—	—	—
Surrenders, withdrawals and death benefits	(33,084,853)	(510,975)	(10,018,559)	(4,499,959)	(1,731,894)
Net transfers between other subaccounts
or fixed rate option	(58,950,201)	(490,583)	(5,133,308)	9,454,557	79,642
Miscellaneous transactions	(4,616)	19	(115)	(22)	7,381
Other charges	(7,680,485)	(26,829)	(1,381,996)	(5,957)	(111,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,591,370)	202,302	(9,037,443)	4,948,619	2,652,532

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,319,899)	(354,898)	(27,702,036)	4,670,234	(3,300,981)

NET ASSETS
Beginning of period	628,915,046	7,173,146	166,417,991	15,782,425	27,289,970
End of period	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Beginning units	44,909,145	660,627	9,129,599	1,613,958	2,206,091
Units issued	4,889,300	236,859	1,878,424	2,152,932	745,870
Units redeemed	(9,345,822)	(221,240)	(2,415,637)	(1,600,060)	(546,061)
Ending units	40,452,623	676,246	8,592,386	2,166,830	2,405,900

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,063,338)	$(173,349,193)	$(177,118)	$(125,442)	$(401,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,353,748)	(672,504,737)	(1,784,937)	(1,237,224)	279,395

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,947,265	2,274,149,944	2,399,469	2,851,650	—
Annuity payments	(6,404)	(790,951)	—	—	—
Surrenders, withdrawals and death benefits	(8,788,918)	(532,514,685)	(1,061,748)	(882,206)	(3,313,394)
Net transfers between other subaccounts
or fixed rate option	(11,499,113)	22,517,445	459,628	322,911	28,651,534
Miscellaneous transactions	(1,743)	(36,078)	1,272	(271)	(5)
Other charges	(1,161,807)	(1,211,855)	(73,325)	(57,131)	(4,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,510,720)	1,762,113,820	1,725,296	2,234,953	25,333,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,864,468)	1,089,609,083	(59,641)	997,729	25,613,373

NET ASSETS
Beginning of period	142,434,560	8,715,463,039	17,609,476	12,959,602	5,080,781
End of period	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Beginning units	8,768,798	775,115,905	1,066,271	758,443	456,931
Units issued	1,546,500	170,762,531	325,882	248,643	3,690,209
Units redeemed	(2,595,558)	(4,230,981)	(231,165)	(124,468)	(1,320,437)
Ending units	7,719,740	941,647,455	1,160,988	882,618	2,826,703

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

OPERATIONS
Net investment income (loss)	$(23,001,857)	$(199,028)	$(348,152)	$(455,651)	$(70,078)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,170,266)	(3,290,396)	(4,453,419)	(5,394,569)	(447,710)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	653,027,974	4,413,703	7,429,317	10,521,829	1,119,707
Annuity payments	(16,053)	—	—	—	—
Surrenders, withdrawals and death benefits	(43,217,898)	(1,351,264)	(2,303,822)	(4,373,435)	(706,954)
Net transfers between other subaccounts
or fixed rate option	(215,817,003)	1,278,721	848,210	(1,843,828)	(37,302,929)
Miscellaneous transactions	29,807	(376)	736	614	(268)
Other charges	(20,849,053)	(182,435)	(315,991)	(421,690)	(66,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	373,157,774	4,158,349	5,658,450	3,883,490	(36,956,937)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,987,508	867,953	1,205,031	(1,511,079)	(37,404,647)

NET ASSETS
Beginning of period	1,294,637,535	28,427,192	51,709,291	71,845,558	37,404,647
End of period	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Beginning units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477
Units issued	57,112,636	565,405	753,461	1,000,873	126,088
Units redeemed	(31,008,728)	(229,019)	(316,789)	(698,545)	(3,620,565)
Ending units	125,667,557	2,648,355	4,446,454	5,860,541	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(120,570)	$(191,967)	$(204,002)	$(13,526)	$(33,630)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,219,705)	(4,411,427)	(451,093)	(138,721)	(541,697)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,641,414	6,952,718	7,194,038	246,458	1,561,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(700,091)	(835,416)	(3,070,066)	(66,281)	(185,612)
Net transfers between other subaccounts
or fixed rate option	1,712,929	44,931	38,090	25,863	(214,469)
Miscellaneous transactions	176	(241)	(209)	—	79
Other charges	(118,957)	(175,286)	(198,342)	(12,753)	(30,643)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,535,471	5,986,706	3,963,511	193,287	1,130,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,315,766	1,575,279	3,512,418	54,566	588,827

NET ASSETS
Beginning of period	17,710,004	29,106,640	29,511,411	2,366,288	5,087,040
End of period	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Beginning units	1,742,753	2,236,025	2,831,694	233,518	431,093
Units issued	423,674	652,409	958,889	85,275	152,327
Units redeemed	(176,088)	(190,734)	(574,675)	(64,730)	(54,272)
Ending units	1,990,339	2,697,700	3,215,908	254,063	529,148

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(30,031)	$(4,952,980)	$(1,824,177)	$(20,300)	$(9,039)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,724)	(31,473,337)	(2,448,159)	(1,564)	(10,626)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,061,926	114,108,587	—	838,118	436,319
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,690,860)	(6,612,464)	(20,876,160)	(113,314)	(28,395)
Net transfers between other subaccounts
or fixed rate option	1,137,506	(47,958,581)	17,106,312	173,663	(6,074)
Miscellaneous transactions	133	4,089	24	(66)	14
Other charges	(27,341)	(4,679,932)	(38,747)	(19,033)	(8,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	481,364	54,861,699	(3,808,571)	879,368	393,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	432,640	23,388,362	(6,256,730)	877,804	382,946

NET ASSETS
Beginning of period	4,716,502	297,699,165	80,946,319	2,972,639	1,226,849
End of period	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Beginning units	498,240	25,240,844	8,158,465	278,107	116,503
Units issued	321,469	10,964,499	5,687,737	120,915	49,938
Units redeemed	(271,106)	(6,795,968)	(6,063,201)	(37,967)	(12,119)
Ending units	548,603	29,409,375	7,783,001	361,055	154,322

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,562)	$(10,344)	$(20,986)	$(13,507)	$(44,000)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19,615)	57,155	(312,529)	(146,406)	(1,288,064)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	741,335	455,861	1,499,965	652,438	1,867,261
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(115,836)	(79,542)	(141,758)	(44,978)	(224,783)
Net transfers between other subaccounts
or fixed rate option	259,445	134,624	(149,344)	638,103	(547,262)
Miscellaneous transactions	12	109	29	(6)	(308)
Other charges	(9,625)	(9,750)	(18,553)	(12,008)	(38,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	875,331	501,302	1,190,339	1,233,549	1,055,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	855,716	558,457	877,810	1,087,143	(232,087)

NET ASSETS
Beginning of period	1,305,704	1,544,980	3,008,234	1,828,916	6,792,158
End of period	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Beginning units	143,741	147,412	271,371	199,251	583,227
Units issued	143,574	73,206	149,641	152,311	201,563
Units redeemed	(46,252)	(25,484)	(42,843)	(11,165)	(116,139)
Ending units	241,063	195,134	378,169	340,397	668,651

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(45,953)	$(27,719)	$(84,653)	$129,023	$(81,498)
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(307,564)	(355,303)	(768,954)	(3,491,327)	(756,663)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,427,899	1,373,239	2,339,235	9,016,455	3,513,346
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(183,541)	(105,423)	(445,783)	(1,237,803)	(582,954)
Net transfers between other subaccounts
or fixed rate option	404,653	324,564	176,178	608,028	2,635,300
Miscellaneous transactions	(175)	(110)	(368)	(142)	35
Other charges	(43,608)	(26,836)	(78,485)	(225,781)	(77,913)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,605,228	1,565,434	1,990,777	8,160,757	5,487,814

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,297,664	1,210,131	1,221,823	4,669,430	4,731,151

NET ASSETS
Beginning of period	6,028,189	3,632,633	13,032,100	34,766,175	9,257,075
End of period	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Beginning units	608,538	319,062	1,096,903	2,990,540	790,486
Units issued	329,097	162,703	316,674	927,517	685,962
Units redeemed	(62,748)	(25,678)	(144,662)	(225,263)	(212,111)
Ending units	874,887	456,087	1,268,915	3,692,794	1,264,337

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,071,916)	$(90,513)	$(487,633)	$(20,856)	$(1,223,265)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,700,014)	(1,420,649)	353,670	73,958	(21,189,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	8,736	—	—	311,166,536
Annuity payments	—	(29,660)	—	—	—
Surrenders, withdrawals and death benefits	(14,929,916)	(519,235)	(3,391,266)	(231,195)	(641,380)
Net transfers between other subaccounts
or fixed rate option	16,336,615	140,525	27,549,664	3,166,541	(13,979,179)
Miscellaneous transactions	(236)	(3)	(90)	(26)	(16,212)
Other charges	(46,093)	(26,824)	(8,078)	(133)	(867,106)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,360,370	(426,461)	24,150,230	2,935,187	295,662,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,339,644)	(1,847,110)	24,503,900	3,009,145	274,473,102

NET ASSETS
Beginning of period	87,630,525	7,380,531	2,218,951	—	—
End of period	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Beginning units	8,867,501	546,577	222,276	—	—
Units issued	6,408,084	79,002	5,063,302	455,445	32,189,087
Units redeemed	(6,226,000)	(119,084)	(2,497,789)	(142,448)	(3,198,996)
Ending units	9,049,585	506,495	2,787,789	312,997	28,990,091
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized appreciation (depreciation) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized appreciation (depreciation) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized appreciation (depreciation) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized appreciation (depreciation) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized appreciation (depreciation) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized appreciation (depreciation) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized appreciation (depreciation) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized appreciation (depreciation) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized appreciation (depreciation) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized appreciation (depreciation) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized appreciation (depreciation) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized appreciation (depreciation) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190
The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized appreciation (depreciation) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized appreciation (depreciation) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)	$(1,433)
Capital gains distributions received	—	—	—	—	10,895
Net realized gain (loss) on shares redeemed	63,773,804	38,412,419	29,624,224	23,380	25,563
Net change in unrealized appreciation (depreciation) on investments	560,314,925	336,068,961	216,531,951	59,743	65,670
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	560,035,748	336,774,848	212,578,246	77,404	100,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	106,644,068	105,687,953	67,152,085	—	—
Annuity payments	(671,902)	(307,720)	(577,223)	—	—
Surrenders, withdrawals and death benefits	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)	(20,719)
Net transfers between other subaccounts
or fixed rate option	25,693,821	50,262,713	380,487,920	(59,691)	(171,291)
Miscellaneous transactions	1,108	(1,316)	125	—	(589)
Other charges	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)	(7,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,816,755)	33,631,979	324,084,334	(123,996)	(199,721)

TOTAL INCREASE (DECREASE) IN NET ASSETS	461,218,993	370,406,827	536,662,580	(46,592)	(99,026)

NET ASSETS
Beginning of period	3,900,807,598	2,207,521,959	1,819,141,720	566,552	878,024
End of period	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960	$778,998

Beginning units	310,670,767	161,567,047	149,330,877	24,640	48,679
Units issued	11,754,372	11,796,909	39,063,757	6,257	9,600
Units redeemed	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)	(20,144)
Ending units	304,321,037	164,997,779	176,871,835	19,232	38,135

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,332)	$(24,686)	$(5,343)	$(9,040)	$(4,804)
Capital gains distributions received	—	111,608	—	59,461	28,467
Net realized gain (loss) on shares redeemed	55,712	98,215	30,062	11,741	19,329
Net change in unrealized appreciation (depreciation) on investments	127,809	131,949	89,582	36,937	(3,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,189	317,086	114,301	99,099	39,601

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,545	15,677	11,980	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(153,578)	(159,337)	(13,685)	(73,872)	(30,122)
Net transfers between other subaccounts
or fixed rate option	395,341	15,674	301,832	68,377	(22,559)
Miscellaneous transactions	(62)	(396)	—	—	(3)
Other charges	(9,185)	(14,277)	(4,584)	(5,344)	(3,818)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	244,061	(142,659)	295,543	(10,839)	(56,502)

TOTAL INCREASE (DECREASE) IN NET ASSETS	417,250	174,427	409,844	88,260	(16,901)

NET ASSETS
Beginning of period	834,278	1,697,616	399,398	557,065	487,177
End of period	$1,251,528	$1,872,043	$809,242	$645,325	$470,276

Beginning units	70,169	82,182	23,130	31,628	27,501
Units issued	44,691	14,512	24,235	7,799	12,066
Units redeemed	(27,910)	(20,645)	(9,224)	(7,837)	(14,966)
Ending units	86,950	76,049	38,141	31,590	24,601

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,083)	$(7,873)	$(3,423)	$4,028	$5,851
Capital gains distributions received	14,895	66,426	3,030	6,945	21,138
Net realized gain (loss) on shares redeemed	35,761	22,044	12,934	14,854	46,050
Net change in unrealized appreciation (depreciation) on investments	(29,504)	7,137	18,733	(30,239)	(14,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,069	87,734	31,274	(4,412)	58,803

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	31,451	12,600	—	6,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(179,180)	(128,244)	(91,522)	(13,659)	(45,591)
Net transfers between other subaccounts
or fixed rate option	(32,153)	(1,237)	164,495	(105,165)	(246,495)
Miscellaneous transactions	(252)	—	—	52	(508)
Other charges	(2,271)	(5,743)	(2,653)	(812)	(4,705)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(213,856)	(103,773)	82,920	(119,584)	(291,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,787)	(16,039)	114,194	(123,996)	(232,496)

NET ASSETS
Beginning of period	446,045	825,233	240,194	248,321	807,013
End of period	$251,258	$809,194	$354,388	$124,325	$574,517

Beginning units	32,649	39,140	13,026	15,850	51,008
Units issued	13,914	11,554	12,144	2,923	6,623
Units redeemed	(29,352)	(15,760)	(8,166)	(9,327)	(22,880)
Ending units	17,211	34,934	17,004	9,446	34,751

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(15,192)	$(3,298)	$(3,038,701)	$(317,248)	$(1,117,957)
Capital gains distributions received	43,678	—	—	—	—
Net realized gain (loss) on shares redeemed	79,033	41,917	9,625,807	403,753	2,047,979
Net change in unrealized appreciation (depreciation) on investments	116,982	61,713	50,606,197	(202,397)	(1,589,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,501	100,332	57,193,303	(115,892)	(659,217)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	8,274,558	—	—
Annuity payments	—	—	(345,690)	—	(14,513)
Surrenders, withdrawals and death benefits	(124,159)	(17,776)	(11,575,011)	(2,344,884)	(4,187,133)
Net transfers between other subaccounts
or fixed rate option	(85,186)	(137,310)	14,315,422	(7,349,245)	(63,669,240)
Miscellaneous transactions	(1)	(1)	(3,057)	49	1,086
Other charges	(7,994)	(6,831)	(1,810,313)	(6,140)	(37,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(217,340)	(161,918)	8,855,909	(9,700,220)	(67,907,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,161	(61,586)	66,049,212	(9,816,112)	(68,566,645)

NET ASSETS
Beginning of period	1,017,622	942,477	164,028,781	18,823,994	70,432,053
End of period	$1,024,783	$880,891	$230,077,993	$9,007,882	$1,865,408

Beginning units	60,211	65,291	9,078,252	1,552,462	6,458,633
Units issued	8,033	3,713	2,070,861	28,948	17,646
Units redeemed	(18,805)	(13,298)	(1,582,780)	(826,715)	(6,305,169)
Ending units	49,439	55,706	9,566,333	754,695	171,110

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,485,950)	$3,819	$(12,089)	$(6,961)	$(1,060,063)
Capital gains distributions received	—	—	26,140	12,059	—
Net realized gain (loss) on shares redeemed	1,514,115	1,111	9,951	14,271	827,043
Net change in unrealized appreciation (depreciation) on investments	(354,439)	48,321	213,821	66,439	87,832
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(326,274)	53,251	237,823	85,808	(145,188)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,000	—	—	—
Annuity payments	(33,678)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,057,083)	(14,035)	(22,974)	(49,272)	(4,649,056)
Net transfers between other subaccounts
or fixed rate option	(19,462,714)	734	(34,494)	(22,302)	(21,254,990)
Miscellaneous transactions	620	—	25	(22)	(552)
Other charges	(41,298)	(703)	(2,611)	(466)	(35,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,594,153)	(11,004)	(60,054)	(72,062)	(25,940,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,920,427)	42,247	177,769	13,746	(26,085,386)

NET ASSETS
Beginning of period	76,946,121	237,488	750,391	389,391	62,227,719
End of period	$49,025,694	$279,735	$928,160	$403,137	$36,142,333

Beginning units	6,205,994	15,163	246,748	21,863	5,334,309
Units issued	235,224	455	649	17	245,725
Units redeemed	(2,428,155)	(1,097)	(17,578)	(3,600)	(2,455,428)
Ending units	4,013,063	14,521	229,819	18,280	3,124,606

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,316,078)	$(29,906,023)	$(11,524)	$(3,634,909)	$(195,165)
Capital gains distributions received	—	—	121,631	—	—
Net realized gain (loss) on shares redeemed	19,713,127	33,719,973	31,845	1,701,692	(23,310)
Net change in unrealized appreciation (depreciation) on investments	144,158,672	190,871,692	111,527	13,123,383	234,314
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,555,721	194,685,642	253,479	11,190,166	15,839

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	136,830,186	81,135,592	—	12,715,147	—
Annuity payments	(27,072)	(2,364,147)	—	(86,078)	—
Surrenders, withdrawals and death benefits	(72,041,861)	(96,595,882)	(78,310)	(17,135,037)	(1,602,361)
Net transfers between other subaccounts
or fixed rate option	23,381,130	2,245,325	(21,778)	40,559,167	(4,161,916)
Miscellaneous transactions	66,262	10,417	—	(186)	—
Other charges	(1,525,220)	(19,289,580)	(2,119)	(2,865,706)	(5,272)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	86,683,425	(34,858,275)	(102,207)	33,187,307	(5,769,549)

TOTAL INCREASE (DECREASE) IN NET ASSETS	236,239,146	159,827,367	151,272	44,377,473	(5,753,710)

NET ASSETS
Beginning of period	867,292,614	1,812,804,594	1,419,339	250,514,242	12,900,729
End of period	$1,103,531,760	$1,972,631,961	$1,570,611	$294,891,715	$7,147,019

Beginning units	67,998,532	159,342,936	78,706	23,109,898	1,278,693
Units issued	11,052,777	8,631,650	124	5,945,802	77,911
Units redeemed	(4,804,043)	(11,525,287)	(5,428)	(2,941,489)	(647,295)
Ending units	74,247,266	156,449,299	73,402	26,114,211	709,309

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,828,667)	$(56,082)	$(2,103,527)	$(136,143)	$(164,139)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,496,379	86,116	3,372,517	62,561	314,013
Net change in unrealized appreciation (depreciation) on investments	79,911,376	400,652	19,305,307	(59,435)	4,026,088
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,579,088	430,686	20,574,297	(133,017)	4,175,962

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,385,895	1,428,481	10,143,173	—	5,515,643
Annuity payments	(91,395)	—	(13,172)	—	—
Surrenders, withdrawals and death benefits	(28,350,582)	(376,624)	(8,083,074)	(3,558,735)	(1,119,991)
Net transfers between other subaccounts
or fixed rate option	20,478,342	948,498	30,571,496	17,192,057	12,912,362
Miscellaneous transactions	(4,078)	(24)	(487)	16	400
Other charges	(6,977,840)	(19,514)	(1,199,469)	(1,846)	(59,852)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,440,342	1,980,817	31,418,467	13,631,492	17,248,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,019,430	2,411,503	51,992,764	13,498,475	21,424,524

NET ASSETS
Beginning of period	526,895,616	4,761,643	114,425,227	2,283,950	5,865,446
End of period	$628,915,046	$7,173,146	$166,417,991	$15,782,425	$27,289,970

Beginning units	43,064,173	477,807	7,262,169	231,276	636,365
Units issued	5,273,008	297,682	3,267,174	1,767,421	1,835,897
Units redeemed	(3,428,036)	(114,862)	(1,399,744)	(384,739)	(266,171)
Ending units	44,909,145	660,627	9,129,599	1,613,958	2,206,091

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,009,457)	$(148,497,444)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,074,766	2,365,382	216,732	255,008	284,564
Net change in unrealized appreciation (depreciation) on investments	17,949,390	647,191,220	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,014,699	501,059,158	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,655,837	1,700,066,752	4,515,307	2,143,963	—
Annuity payments	(87,335)	(295,518)	—	—	—
Surrenders, withdrawals and death benefits	(8,197,774)	(408,496,632)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	13,597,030	15,375,182	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	1,647	81,261	(10,124)	(20,097)	(2,114)
Other charges	(1,129,100)	(1,053,236)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,840,305	1,305,677,809	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,855,004	1,806,736,967	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	111,579,556	6,908,726,072	9,886,681	8,567,441	11,494,782
End of period	$142,434,560	$8,715,463,039	$17,609,476	$12,959,602	$5,080,781

Beginning units	8,006,604	655,377,516	711,832	603,848	1,025,175
Units issued	2,579,500	123,913,254	436,963	261,405	237,486
Units redeemed	(1,817,306)	(4,174,865)	(82,524)	(106,810)	(805,730)
Ending units	8,768,798	775,115,905	1,066,271	758,443	456,931

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized appreciation (depreciation) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized appreciation (depreciation) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093
The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized appreciation (depreciation) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized appreciation (depreciation) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized appreciation (depreciation) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized appreciation (depreciation) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 84

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2018

Note 1:	General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional	AST High Yield Portfolio
Shares)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST WEDGE Capital Mid-Cap Value Portfolio
Shares)	AST Small-Cap Value Portfolio

A 85

Note 1:	General (continued)

AST Goldman Sachs Mid-Cap Growth Portfolio	AST Bond Portfolio 2020
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Bond Portfolio 2017**
AST Lord Abbett Core Fixed Income Portfolio*	AST Bond Portfolio 2021
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST MFS Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	AST Bond Portfolio 2022
AST QMA US Equity Alpha Portfolio	AST Quantitative Modeling Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST BlackRock Global Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST MFS Global Equity Portfolio	AST Prudential Core Bond Portfolio
AST J.P. Morgan International Equity Portfolio	AST Bond Portfolio 2023
AST Templeton Global Bond Portfolio	AST New Discovery Asset Allocation Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Capital Growth Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Balanced Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Multi-Sector Fixed Income Portfolio
(formerly AST FI Pyramis Quantitative Portfolio)	AST AQR Large-Cap Portfolio
AST Prudential Growth Allocation Portfolio	AST QMA Large-Cap Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2025
AST T. Rowe Price Large-Cap Growth Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Government Money Market Portfolio	AST Goldman Sachs Global Growth Allocation
AST Small-Cap Growth Portfolio	Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST International Value Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST International Growth Portfolio	AST BlackRock Multi-Asset Income Portfolio**
AST Investment Grade Bond Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2018**	AST Managed Equity Portfolio
AST Bond Portfolio 2019	AST Managed Fixed Income Portfolio
AST Global Real Estate Portfolio	AST FQ Absolute Return Currency Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST PIMCO Dynamic Bond Portfolio (formerly AST
AST RCM World Trends Portfolio	Goldman Sachs Strategic Income Portfolio)
AST J.P. Morgan Global Thematic Portfolio	AST Legg Mason Diversified Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2026
ProFund VP Consumer Services	AST AB Global Bond Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Global Income Portfolio
ProFund VP Financials	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Health Care	AST Wellington Management Global Bond Portfolio
ProFund VP Industrials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Mid-Cap Value	Portfolio
ProFund VP Real Estate	AST QMA International Core Equity Portfolio
ProFund VP Small-Cap Growth	AST Managed Alternatives Portfolio
ProFund VP Small-Cap Value	AST Emerging Managers Diversified Portfolio
ProFund VP Telecommunications	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Utilities	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Large-Cap Growth	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Large-Cap Value	(Class 2)
AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2027

A 86

Note 1:	General (continued)

NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2029
AST Bond Portfolio 2028	AST American Funds Growth Allocation Portfolio
________

*	Subaccount was no longer available for investment at December 31, 2018.

**	Subaccount was liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A 87

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$15,479,478	$21,809,735
Prudential Diversified Bond Portfolio	1,484,556	18,074,735
Prudential Equity Portfolio (Class I)	1,325,816	26,752,853
Prudential Flexible Managed Portfolio	34,072	1,472,086
Prudential Conservative Balanced Portfolio	36,383	2,464,809
Prudential Value Portfolio (Class I)	1,111,406	31,577,961
Prudential High Yield Bond Portfolio	2,171,205	20,846,506
Prudential Natural Resources Portfolio (Class I)	29,906	330,401
Prudential Stock Index Portfolio	23,677,234	42,740,795
Prudential Global Portfolio	1,176,843	8,597,520
Prudential Jennison Portfolio (Class I)	3,273,331	44,696,687
Prudential Small Capitalization Stock Portfolio	10,037,551	11,085,318
T. Rowe Price International Stock Portfolio	414,765	2,879,495
T. Rowe Price Equity Income Portfolio (Equity Income Class)	189,859	9,889,963
Invesco V.I. Core Equity Fund (Series I)	36,743	8,512,981

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Janus Henderson VIT Research Portfolio (Institutional Shares)	$37,709	$7,930,558
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	91,581	6,891,638
MFS® Research Series (Initial Class)	44,383	2,553,928
MFS® Growth Series (Initial Class)	543,250	8,859,922
American Century VP Value Fund (Class I)	154,362	4,536,951
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	370,171	3,513,376
Prudential Jennison 20/20 Focus Portfolio (Class I)	353,813	7,483,892
Davis Value Portfolio	90,010	3,309,875
AB VPS Large Cap Growth Portfolio (Class B)	568,061	1,666,832
Prudential SP Small Cap Value Portfolio (Class I)	1,015,352	12,127,848
Janus Henderson VIT Research Portfolio (Service Shares)	107,700	1,666,634
SP Prudential U.S. Emerging Growth Portfolio (Class I)	811,170	16,800,257
Prudential SP International Growth Portfolio (Class I)	1,150,946	4,428,529
AST Goldman Sachs Large-Cap Value Portfolio	26,426,527	133,550,905
AST Cohen & Steers Realty Portfolio	23,648,467	65,973,463
AST J.P. Morgan Strategic Opportunities Portfolio	67,426,008	311,311,494
AST T. Rowe Price Large-Cap Value Portfolio	30,615,913	31,954,872
AST High Yield Portfolio	29,161,573	61,536,447
AST Small-Cap Growth Opportunities Portfolio	35,119,214	52,678,668
AST WEDGE Capital Mid-Cap Value Portfolio	10,438,235	28,734,922
AST Small-Cap Value Portfolio	20,435,981	41,079,712
AST Goldman Sachs Mid-Cap Growth Portfolio	58,468,923	141,894,868
AST Hotchkis & Wiley Large-Cap Value Portfolio	44,650,782	78,820,299
AST Lord Abbett Core Fixed Income Portfolio	37,961,764	714,993,208
AST Loomis Sayles Large-Cap Growth Portfolio	33,799,567	127,151,529
AST MFS Growth Portfolio	54,060,772	49,374,303
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	33,151,674	83,428,503
AST BlackRock Low Duration Bond Portfolio	43,954,110	55,246,463
AST QMA US Equity Alpha Portfolio	38,630,299	69,576,839
AST T. Rowe Price Natural Resources Portfolio	26,746,138	92,452,753
AST T. Rowe Price Asset Allocation Portfolio	256,942,806	1,523,888,432
AST MFS Global Equity Portfolio	40,847,482	95,011,110
AST J.P. Morgan International Equity Portfolio	38,267,005	56,504,966
AST Templeton Global Bond Portfolio	20,059,284	44,454,345
AST Wellington Management Hedged Equity Portfolio	57,866,337	301,753,584
AST Capital Growth Asset Allocation Portfolio	582,573,288	1,351,344,138
AST Academic Strategies Asset Allocation Portfolio	131,596,445	952,039,880
AST Balanced Asset Allocation Portfolio	302,765,471	982,695,568
AST Preservation Asset Allocation Portfolio	194,121,578	789,873,108
AST Fidelity Institutional AM℠ Quantitative Portfolio	103,230,906	590,035,817
AST Prudential Growth Allocation Portfolio	440,659,263	2,754,731,123
AST Advanced Strategies Portfolio	132,420,830	900,585,682
AST T. Rowe Price Large-Cap Growth Portfolio	135,380,509	193,886,509
AST Government Money Market Portfolio	422,496,074	406,767,567
AST Small-Cap Growth Portfolio	54,522,200	64,982,429
AST BlackRock/Loomis Sayles Bond Portfolio	100,418,172	392,886,652
AST International Value Portfolio	19,478,243	31,621,501
AST International Growth Portfolio	52,002,847	49,480,195
AST Investment Grade Bond Portfolio	7,885,844,266	2,184,290,322

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Western Asset Core Plus Bond Portfolio	$737,514,958	$262,760,064
AST Bond Portfolio 2018	7,150,011	95,509,811
AST Bond Portfolio 2019	75,994,804	15,691,448
AST Global Real Estate Portfolio	6,743,312	24,260,062
AST Parametric Emerging Markets Equity Portfolio	37,919,398	74,864,302
AST Goldman Sachs Small-Cap Value Portfolio	30,618,375	83,124,267
AST RCM World Trends Portfolio	102,679,635	741,948,556
AST J.P. Morgan Global Thematic Portfolio	136,568,552	446,703,646
AST Goldman Sachs Multi-Asset Portfolio	83,385,968	509,348,417
ProFund VP Consumer Services	124,859	221,177
ProFund VP Consumer Goods	176,606	452,349
ProFund VP Financials	131,057	585,887
ProFund VP Health Care	236,675	786,384
ProFund VP Industrials	62,130	331,816
ProFund VP Mid-Cap Growth	97,666	184,988
ProFund VP Mid-Cap Value	28,502	113,447
ProFund VP Real Estate	35,553	99,370
ProFund VP Small-Cap Growth	81,676	286,413
ProFund VP Small-Cap Value	149,929	157,558
ProFund VP Telecommunications	38,929	85,055
ProFund VP Utilities	77,113	248,818
ProFund VP Large-Cap Growth	107,986	255,660
ProFund VP Large-Cap Value	34,739	146,990
AST Jennison Large-Cap Growth Portfolio	57,212,267	69,789,169
AST Bond Portfolio 2020	3,844,783	2,657,948
AST Bond Portfolio 2017	—	1,864,545
AST Bond Portfolio 2021	8,896,063	11,028,305
Wells Fargo VT International Equity Fund (Class 1)	1,190	88,745
Wells Fargo VT Omega Growth Fund (Class 1)	4,661	254,885
Wells Fargo VT Small Cap Growth Fund (Class 1)	19,450	68,114
AST Bond Portfolio 2022	5,004,401	13,853,767
AST Quantitative Modeling Portfolio	146,495,785	108,290,766
AST BlackRock Global Strategies Portfolio	120,942,326	311,811,836
Wells Fargo VT Opportunity Fund (Class 1)	35,661	240,818
AST Prudential Core Bond Portfolio	63,870,598	61,059,157
AST Bond Portfolio 2023	6,664,047	3,696,154
AST New Discovery Asset Allocation Portfolio	61,472,063	126,519,129
AST Western Asset Emerging Markets Debt Portfolio	2,443,571	2,304,807
AST MFS Large-Cap Value Portfolio	32,148,763	43,534,079
AST Bond Portfolio 2024	19,859,753	15,281,110
AST AQR Emerging Markets Equity Portfolio	8,857,837	6,465,450
AST ClearBridge Dividend Growth Portfolio	24,037,302	42,611,360
AST Multi-Sector Fixed Income Portfolio	1,638,061,080	49,296,453
AST AQR Large-Cap Portfolio	5,617,258	4,069,081
AST QMA Large-Cap Portfolio	4,377,208	2,267,697
AST Bond Portfolio 2025	39,296,468	14,364,285
AST T. Rowe Price Growth Opportunities Portfolio	721,048,651	370,892,734
AST Goldman Sachs Global Growth Allocation Portfolio	6,816,817	2,857,497
AST T. Rowe Price Diversified Real Growth Portfolio	9,548,494	4,238,196

A 90

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Prudential Flexible Multi-Strategy Portfolio	$12,592,794	$9,164,956
AST BlackRock Multi-Asset Income Portfolio	1,333,638	38,360,653
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,243,933	1,829,032
AST Managed Equity Portfolio	8,369,711	2,574,972
AST Managed Fixed Income Portfolio	9,750,676	5,991,167
AST FQ Absolute Return Currency Portfolio	803,305	623,545
AST Jennison Global Infrastructure Portfolio	1,732,164	635,270
AST PIMCO Dynamic Bond Portfolio	3,028,742	2,577,409
AST Legg Mason Diversified Growth Portfolio	124,560,927	74,652,208
AST Bond Portfolio 2026	53,232,638	58,865,386
AST AB Global Bond Portfolio	1,270,281	411,213
AST Goldman Sachs Global Income Portfolio	517,363	132,831
AST Morgan Stanley Multi-Asset Portfolio	1,286,586	421,817
AST Wellington Management Global Bond Portfolio	767,492	276,533
AST Neuberger Berman Long/Short Portfolio	1,661,225	491,872
AST Wellington Management Real Total Return Portfolio	1,329,949	109,907
AST QMA International Core Equity Portfolio	2,271,034	1,259,057
AST Managed Alternatives Portfolio	3,194,224	634,949
AST Emerging Managers Diversified Portfolio	1,844,821	307,106
AST Columbia Adaptive Risk Allocation Portfolio	3,675,419	1,769,295
Blackrock Global Allocation V.I. Fund (Class III)	10,601,120	2,681,413
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	7,892,982	2,486,666
AST Bond Portfolio 2027	59,406,687	60,118,233
NVIT Emerging Markets Fund (Class D)	1,031,521	1,571,689
AST Bond Portfolio 2028	47,447,252	23,784,656
AST Bond Portfolio 2029	4,268,800	1,354,469
AST American Funds Growth Allocation Portfolio	324,075,449	29,636,054

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service

A 91

Note 6:	Related Party Transactions (continued)

(12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%		1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92	to	$9.83	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94	to	$9.92	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.05	to	$2.50	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08	to	$2.54	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%

	Prudential Equity Portfolio (Class I)
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%		1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80	to	$3.11	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79	to	$3.08	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%

	Prudential Flexible Managed Portfolio
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%		1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76	to	$2.76	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77	to	$2.77	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%

	Prudential Conservative Balanced Portfolio
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%		1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55	to	$2.55	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.58	to	$2.58	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%

	Prudential Value Portfolio (Class I)
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%		1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.82	to	$3.66	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.02	to	$4.05	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%

	Prudential High Yield Bond Portfolio
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%		1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00	to	$14.05	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.09	to	$14.61	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%		1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35	to	$4.35	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14	to	$6.14	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%

	Prudential Stock Index Portfolio
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%		0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41	to	$3.26	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42	to	$3.27	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.18	to	$2.59	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.17	to	$2.57	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%

	Prudential Jennison Portfolio (Class I)
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.32	to	$3.87	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20	to	$3.52	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%

	Prudential Small Capitalization Stock Portfolio
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32	to	$5.08	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.46	to	$5.27	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%

	T. Rowe Price International Stock Portfolio
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15	to	$1.59	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18	to	$1.62	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91	to	$3.00	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.09	to	$3.26	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.32	to	$2.53	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42	to	$2.73	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.26	to	$2.65	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21	to	$2.55	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65	to	$3.01	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.84	to	$3.34	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%

	MFS® Research Series (Initial Class)
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.62	to	$2.65	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63	to	$2.66	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56	to	$2.95	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.48	to	$2.78	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%

	American Century VP Value Fund (Class I)
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51	to	$3.07	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.66	to	$3.24	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.54	to	$2.69	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.61	to	$2.80	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40	to	$2.58	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.30	to	$2.46	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%

	Davis Value Portfolio
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53	to	$1.61	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.54	to	$1.60	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.09	to	$1.14	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$1.00	to	$1.04	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$2.00	to	$2.69	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15	to	$2.88	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.04	to	$2.34	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00	to	$2.26	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68	to	$3.78	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75	to	$3.93	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84	to	$2.10	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.83	to	$2.06	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	30,514	$11.10	to	$21.15	$492,414	0.00%	0.55%	to	3.25%	-11.52%	to	-9.03%
December 31, 2017	36,026	$12.25	to	$23.57	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25	to	$21.90	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.18	to	$20.01	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96	to	$21.39	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50	to	$28.98	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.65	to	$28.18	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.01	to	$14.68	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.19	to	$14.92	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.28	to	$18.53	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.95	to	$20.12	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%

	AST High Yield Portfolio
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.48	to	$15.77	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89	to	$16.68	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01	to	$23.97	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.36	to	$24.11	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.63	to	$23.70	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23	to	$25.87	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%

	AST Small-Cap Value Portfolio
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99	to	$22.35	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54	to	$23.82	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%

A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83	to	$23.25	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31	to	$25.13	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70	to	$21.09	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.82	to	$23.33	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$10.01	to	$14.64	$—	0.00%	0.55%	to	3.25%	-3.87%	to	-1.97%
December 31, 2017	56,508	$10.28	to	$15.08	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03	to	$14.88	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86	to	$14.78	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18	to	$15.16	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.74	to	$25.11	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.26	to	$23.26	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%

	AST MFS Growth Portfolio
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.53	to	$22.66	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13	to	$21.55	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.69	to	$26.40	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02	to	$28.52	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.89	to	$11.97	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14	to	$12.05	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38	to	$25.83	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24	to	$25.55	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56	to	$11.28	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.20	to	$14.17	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49	to	$17.30	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65	to	$17.63	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%

	AST MFS Global Equity Portfolio
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.03	to	$20.75	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30	to	$21.46	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%

	AST J.P. Morgan International Equity Portfolio
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49	to	$15.10	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.86	to	$15.84	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%

	AST Templeton Global Bond Portfolio
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.75	to	$11.96	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.48	to	$12.68	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53	to	$17.66	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88	to	$18.12	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.14	to	$18.22	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.25	to	$18.48	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35	to	$14.76	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.86	to	$15.55	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.68	to	$16.87	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79	to	$17.12	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.89	to	$14.76	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03	to	$15.02	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.85	to	$16.33	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02	to	$16.49	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.71	to	$17.35	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.96	to	$17.80	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%

	AST Advanced Strategies Portfolio
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.56	to	$17.85	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63	to	$18.05	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50	to	$26.86	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.23	to	$24.99	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%

	AST Government Money Market Portfolio
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.25	to	$9.97	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49	to	$10.08	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%

	AST Small-Cap Growth Portfolio
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63	to	$25.10	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.97	to	$25.39	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.61	to	$14.00	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.96	to	$14.47	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%

	AST International Value Portfolio
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.89	to	$14.88	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.90	to	$15.04	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%

	AST International Growth Portfolio
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.48	to	$16.47	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.28	to	$16.28	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94	to	$16.04	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02	to	$16.00	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94	to	$12.91	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.28	to	$12.88	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.02	to	$13.78	$—	0.00%	1.15%	to	3.25%	-2.53%	to	-0.40%
December 31, 2017	7,833	$10.28	to	$13.85	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.55	to	$13.93	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.73	to	$13.89	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00	to	$13.96	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%

	AST Bond Portfolio 2019
December 31, 2018	6,208	$10.22	to	$13.91	$69,593	0.00%	1.15%	to	3.25%	-2.72%	to	-0.60%
December 31, 2017	755	$10.51	to	$14.01	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.78	to	$14.08	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.98	to	$14.06	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.23	to	$14.09	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%

	AST Global Real Estate Portfolio
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.05	to	$21.36	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85	to	$21.79	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.91	to	$12.06	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.37	to	$14.77	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.84	to	$23.77	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.76	to	$25.64	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%

	AST RCM World Trends Portfolio
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.73	to	$15.22	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.03	to	$15.54	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43	to	$17.18	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72	to	$17.70	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%

A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54	to	$14.64	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79	to	$15.06	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%

	ProFund VP Consumer Services
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.15	to	$23.38	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.69	to	$22.45	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%

	ProFund VP Consumer Goods
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25	to	$18.93	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96	to	$18.27	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%

	ProFund VP Financials
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.02	to	$15.81	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.37	to	$16.14	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%

	ProFund VP Health Care
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43	to	$22.70	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90	to	$21.74	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%

	ProFund VP Industrials
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.70	to	$17.94	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45	to	$18.68	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%

	ProFund VP Mid-Cap Growth
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52	to	$17.84	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.82	to	$17.89	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%

	ProFund VP Mid-Cap Value
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95	to	$16.27	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.44	to	$17.83	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%

	ProFund VP Real Estate
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.52	to	$17.45	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74	to	$17.49	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17	to	$21.93	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34	to	$22.30	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%

	ProFund VP Small-Cap Value
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.65	to	$16.12	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17	to	$17.68	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%

	ProFund VP Telecommunications
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.37	to	$16.20	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45	to	$16.05	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%

	ProFund VP Utilities
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.30	to	$16.60	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.35	to	$17.84	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%

	ProFund VP Large-Cap Growth
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.91	to	$19.11	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.70	to	$18.52	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%

	ProFund VP Large-Cap Value
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94	to	$16.31	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78	to	$17.22	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.68	to	$20.77	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.28	to	$18.95	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%

	AST Bond Portfolio 2020
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23	to	$12.88	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26	to	$12.83	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.31	to	$10.99	$—	0.00%	1.90%	to	2.70%	-0.08%	to	-0.07%
December 31, 2017	171	$9.87	to	$11.00	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.13	to	$11.13	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.35	to	$11.21	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.68	to	$11.41	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2021
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82	to	$13.39	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.01	to	$13.35	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99	to	$15.82	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.93	to	$15.68	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.21	to	$3.18	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20	to	$3.18	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.65	to	$17.05	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41	to	$17.76	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%

	AST Bond Portfolio 2022
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17	to	$12.44	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.31	to	$12.32	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%

	AST Quantitative Modeling Portfolio
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11	to	$12.96	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.55	to	$13.01	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%

	AST BlackRock Global Strategies Portfolio
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.03	to	$11.40	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68	to	$11.82	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.22	to	$16.54	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00	to	$17.26	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%

	AST Prudential Core Bond Portfolio
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.74	to	$10.92	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09	to	$11.01	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.64	to	$10.45	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.70	to	$10.30	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40	to	$12.63	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71	to	$12.86	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65	to	$9.95	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.11	to	$9.70	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18	to	$14.82	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95	to	$15.01	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%

	AST Bond Portfolio 2024
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.51	to	$10.14	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.56	to	$9.98	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92	to	$9.88	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56	to	$9.85	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36	to	$12.76	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.06	to	$13.30	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86	to	$10.10	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37	to	$10.53	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%

	AST AQR Large-Cap Portfolio
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.32	to	$13.35	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.16	to	$13.20	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.44	to	$13.62	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.17	to	$13.48	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.99	to	$11.47	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.14	to	$11.38	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43	to	$10.72	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48	to	$10.62	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.05	to	$10.12	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23	to	$10.25	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.07	to	$10.28	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34	to	$10.36	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.96	to	$10.49	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.53	to	$10.55	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014) (expired April 27, 2018)
December 31, 2018	—	$10.41	to	$11.18	$—	0.00%	0.55%	to	0.86%	-1.22%	to	-1.12%
December 31, 2017	3,494	$10.54	to	$11.32	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03	to	$10.77	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.47	to	$9.87	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95	to	$9.97	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26	to	$9.95	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68	to	$9.69	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.04	to	$10.09	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28	to	$10.29	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77	to	$9.84	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01	to	$10.03	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08	to	$10.07	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70	to	$9.71	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26	to	$9.33	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40	to	$10.41	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST PIMCO Dynamic Bond Portfolio (available April 28, 2014)
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44	to	$9.86	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72	to	$9.73	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.66	to	$9.81	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.94	to	$9.95	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79	to	$10.00	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92	to	$10.05	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.99	to	$10.11	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2018	241	$8.93	to	$9.02	$2,161	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	144	$9.05	to	$9.14	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.11	to	$9.21	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.43	to	$9.54	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95	to	$10.10	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.54	to	$9.84	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2018	340	$8.48	to	$9.06	$2,916	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	199	$9.06	to	$9.70	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.99	to	$9.65	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.39	to	$9.74	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30	to	$9.95	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.65	to	$9.79	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2018	456	$10.52	to	$10.84	$4,843	0.00%	0.55%	to	0.86%	-7.24%	to	-6.95%
December 31, 2017	319	$11.32	to	$11.68	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.97	to	$10.61	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.70	to	$10.01	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2018	1,269	$11.16	to	$11.45	$14,254	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	1,097	$11.82	to	$12.13	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46	to	$10.74	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.61	to	$9.87	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.96	to	$9.97	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.98	to	$9.99	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	506	$10.84	to	$11.00	$5,533	0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547	$13.44	to	$13.55	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.72	to	$9.74	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	2,788	$9.37	to	$9.78	$26,723	0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222	$9.89	to	$10.10	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 108

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 109

Note 8:	Charges and Expenses (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent a transfer to the general account at the time of contract annuitization to establish the fixed payout account from which future annuity payments are distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST RCM World Trends Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Services (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Financials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Global Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Growth (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Telecommunications (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Utilities (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
MFS® Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (3)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)

A 111

AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	AST QMA Large-Cap Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (4)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Preservation Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Government Money Market Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST International Value Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST International Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Investment Grade Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Western Asset Core Plus Bond Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Bond Portfolio 2018 (1)	AST Bond Portfolio 2027 (1)
AST Bond Portfolio 2019 (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Global Real Estate Portfolio (1)	AST Bond Portfolio 2028 (5)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2029 (6)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST American Funds Growth Allocation Portfolio (7)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018, and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of April 27, 2018 (date of expiration), statement of operations for the period January 1, 2018 through April 27, 2018, and statement of changes in net assets for the period January 1, 2018 through April 27, 2018 and the year ended December 31, 2017.

(5) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 3, 2017 (commencement of operations) through December 31, 2017.

(6) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

(7) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period April 30, 2018 (commencement of operations) through December 31, 2018.

A 112

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2019

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2018 – $5,244,903; 2017 – $4,941,944)	$5,199,595	$5,223,302
Fixed maturities, trading, at fair value (amortized cost: 2018 – $44,759; 2017 – $38,279)(1)	41,627	38,793
Equity securities, at fair value (cost: 2018 – $31,824; 2017 – $32,694)(1)	36,922	40,610
Policy loans	1,236,077	1,161,101
Short-term investments	0	1,339
Commercial mortgage and other loans	1,209,150	1,083,419
Other invested assets (includes $120,717 and $726 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	377,429	263,074
Total investments	8,100,800	7,811,638
Cash and cash equivalents	416,840	212,569
Deferred policy acquisition costs	1,613,922	1,376,211
Accrued investment income	88,278	82,341
Reinsurance recoverables	34,682,127	32,521,264
Receivables from parent and affiliates	289,580	300,116
Income taxes receivable	46,102	0
Other assets	365,219	465,467
Separate account assets	119,077,916	129,655,734
TOTAL ASSETS	$164,680,784	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$22,059,692	$20,036,134
Future policy benefits	19,476,394	18,561,550
Cash collateral for loaned securities	11,063	33,169
Income taxes payable	0	36,323
Payables to parent and affiliates	229,345	228,210
Other liabilities	1,093,143	1,038,972
Separate account liabilities	119,077,916	129,655,734
Total liabilities	161,947,553	169,590,092
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,146,592	1,141,092
Retained earnings	1,612,435	1,526,310
Accumulated other comprehensive income	(28,296)	165,346
Total equity	2,733,231	2,835,248
TOTAL LIABILITIES AND EQUITY	$164,680,784	$172,425,340
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017, and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$50,808	$54,706	$(825,942)
Policy charges and fee income	533,327	275,693	787,195
Net investment income	325,287	352,410	375,950
Asset administration fees	14,368	17,593	84,443
Other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,710)	(8,374)	(18,020)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	995	343
Other realized investment gains (losses), net	(163,568)	(72,807)	776,126
Total realized investment gains (losses), net	(167,278)	(80,186)	758,449
Total revenues	829,476	687,965	1,211,202
BENEFITS AND EXPENSES
Policyholders’ benefits	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Amortization of deferred policy acquisition costs	135,826	95,007	628,101
General, administrative and other expenses	314,371	271,533	220,733
Total benefits and expenses	771,689	516,515	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	57,787	171,450	336,713
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	110,428	328,278	405,205
Equity in earnings of operating joint venture, net of taxes	(1,790)	(485)	0
NET INCOME (LOSS)	$108,638	$327,793	$405,205
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(17,745)	259	(8)
Net unrealized investment gains (losses)	(259,981)	137,484	9,500
Total	(277,726)	137,743	9,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(55,174)	43,372	3,322
Other comprehensive income (loss), net of tax	(222,552)	94,371	6,170
Comprehensive income (loss)	$(113,914)	$422,164	$411,375

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2015	$2,500	$779,973	$3,636,410	$64,805	$4,483,688
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			405,205		405,205
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					411,375
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	$2,500	$1,141,092	$1,526,310	$165,346	$2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	0
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	$2,500	$1,146,592	$1,612,435	$(28,296)	$2,733,231
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$108,638	$327,793	$405,205
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(116,675)	(142,781)	113,501
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Realized investment (gains) losses, net	167,278	80,186	(758,449)
Amortization and other non-cash items	(43,259)	(65,536)	(70,104)
Change in:
Future policy benefits	1,843,825	1,920,440	1,801,299
Reinsurance recoverables	(1,832,092)	(2,046,215)	(1,764,242)
Accrued investment income	(5,937)	(3,692)	12,709
Net payables to/receivables from parent and affiliates	18,457	43,913	(9,851)
Deferred policy acquisition costs	(211,059)	(183,884)	311,273
Income taxes	(28,950)	(76,330)	(39,769)
Derivatives, net	(44,585)	55,104	(198,861)
Other, net	(4,487)	26,443	(110,850)
Cash flows from (used in) operating activities	23,147	103,832	(6,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	561,340	1,062,236	1,371,000
Fixed maturities, trading(1)	0	214	527
Equity securities(1)	6,008	510	35,686
Policy loans	153,124	143,655	137,778
Ceded policy loans	(15,131)	(15,188)	(8,989)
Short-term investments	13,404	72,725	260,027
Commercial mortgage and other loans	64,261	254,635	209,263
Other invested assets(1)	19,527	31,192	12,479
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(875,672)	(1,315,508)	(2,465,763)
Fixed maturities, trading(1)	(6,481)	(15,019)	0
Equity securities(1)	(5,039)	(5,000)	(5,000)
Policy loans	(179,968)	(123,645)	(120,628)
Ceded policy loans	17,036	18,942	18,054
Short-term investments	(13,430)	(37,407)	(241,827)
Commercial mortgage and other loans	(199,847)	(180,929)	(312,898)
Other invested assets(1)	(70,902)	(32,275)	(32,307)
Notes receivable from parent and affiliates, net	(2,464)	5,731	20,463
Derivatives, net	639	(17,569)	20,954
Other, net	(2,880)	(152,576)	(261)
Cash flows from (used in) investing activities	(536,475)	(305,276)	(1,101,442)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,093,239	4,540,655	4,289,697
Ceded policyholders’ account deposits	(3,230,005)	(3,083,049)	(2,430,570)
Policyholders’ account withdrawals	(3,135,714)	(2,682,445)	(2,505,219)
Ceded policyholders’ account withdrawals	2,022,519	1,692,756	1,072,151
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(22,106)	(110,710)	103,463
Dividend to parent	0	(250,000)	0

Contributed Capital	0	148,500	405,321
Contributed (distributed) capital - parent/child asset transfers	0	2,354	1,676
Repayments of debt (maturities longer than 90 days)	0	0	(125,000)
Drafts outstanding	(10,334)	59,795	22,713
Cash flows from (used in) financing activities	717,599	317,856	834,232
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204,271	116,412	(274,129)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	212,569	96,157	370,286
CASH AND CASH EQUIVALENTS, END OF YEAR	$416,840	$212,569	$96,157
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(23,684)	$(45,538)	$(28,772)
Interest paid	$3,099	$2,179	$16,263
(1) Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments which ceased operations and was dissolved as of December 31, 2018. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The impact of these transactions on the Consolidated Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

•
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

•	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Revision to Prior Period Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2018 and 2017. See Note 8 for additional information regarding sales inducements.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Adoption of ASU 2016-01

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available for sale” are to be reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available for sale” were reported in AOCI.

The impacts of this ASU on the Company’s Consolidated Financial Statements can be categorized as follows: (1) Changes to the presentation within the Consolidated Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

(1) Changes to the presentation within the Consolidated Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Consolidated Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Consolidated Statements of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$5,223,302				$5,223,302
*Fixed maturities, trading, at fair value	0		38,793		38,793
~~Equity securities, available-for-sale, at fair value~~ 	23,122	(23,122)			0
*Equity securities, at fair value	0	23,122	17,488		40,610
~~Trading account assets, at fair value~~	56,281		(56,281)		0
Policy loans	1,161,101				1,161,101
Short-term investments	1,339				1,339
Commercial mortgage and other loans	1,083,419				1,083,419
~~Other long-term investments~~	263,074			(263,074)	0
*Other invested assets	0			263,074	263,074
Total investments	$7,811,638	$0	$0	$0	$7,811,638
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Consolidated Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Consolidated Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$8,097
Total assets	$8,097
Income taxes payable	$1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
	January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
	January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.

The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. corporate public securities	1,739,860	46,166	54,401	1,731,625	0
U.S. corporate private securities	890,748	11,181	18,591	883,338	0
Foreign corporate public securities	270,428	3,746	12,151	262,023	0
Foreign corporate private securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
U.S. corporate public securities	1,634,677	149,054	2,642	1,781,089	(215)
U.S. corporate private securities	931,113	32,180	2,055	961,238	0
Foreign corporate public securities	170,503	12,681	732	182,452	0
Foreign corporate private securities	815,462	46,387	10,183	851,666	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.
The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. corporate public securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. corporate private securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign corporate public securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign corporate private securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
U.S. corporate public securities	39,213	305	107,332	2,337	146,545	2,642
U.S. corporate private securities	89,441	1,102	40,276	953	129,717	2,055
Foreign corporate public securities	27,079	190	8,390	542	35,469	732
Foreign corporate private securities	61,515	530	151,933	9,653	213,448	10,183
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $121.3 million and $13.9 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $20.8 million and $4.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2017, the $16.2 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$74,061	$74,367
Due after one year through five years	702,071	688,732
Due after five years through ten years	1,053,160	1,037,182
Due after ten years	2,822,361	2,806,259
Asset-backed securities	156,818	157,596
Commercial mortgage-backed securities	347,570	346,396
Residential mortgage-backed securities	88,862	89,063
Total fixed maturities, available-for-sale	$5,244,903	$5,199,595
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$234,617	$569,151	$833,562
Proceeds from maturities/prepayments	326,664	492,944	495,969
Gross investment gains from sales and maturities	1,370	44,458	94,262
Gross investment losses from sales and maturities	(11,000)	(9,956)	(10,475)
OTTI recognized in earnings(2)	(3,710)	(7,379)	(17,677)

(1)	Includes $(0.1) million, $(0.1) million and $(1.5) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$4,374	$5,520
New credit loss impairments	0	424
Additional credit loss impairments on securities previously impaired	0	664
Increases due to the passage of time on previously recorded credit losses	539	106
Reductions for securities which matured, paid down, prepaid or were sold during the period	(2,000)	(1,909)
Reductions for securities impaired to fair value during the period(1)	(1,136)	(327)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(486)	(104)
Assets transferred to parent and affiliates	0	0
Balance, end of period	$1,291	$4,374

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(2.8) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million and $3.0 million during the years ended December 31, 2017 and 2016, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$362,811	29.9%	$356,694	32.9%
Hospitality	16,083	1.3	16,529	1.5
Industrial	263,999	21.8	180,619	16.7
Office	187,450	15.5	159,646	14.7
Other	131,961	10.9	99,119	9.1
Retail	193,473	16.0	205,367	18.9
Total commercial mortgage loans	1,155,777	95.4	1,017,974	93.8
Agricultural property loans	55,438	4.6	67,239	6.2
Total commercial mortgage and agricultural property loans by property type	1,211,215	100.0%	1,085,213	100.0%
Allowance for credit losses	(2,065)		(1,794)
Total commercial mortgage and other loans	$1,209,150		$1,083,419
As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (21%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (5%), Australia (4%), and Mexico (2%).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$2,587	$64	$2,651
Addition to (release of) allowance for credit losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the year ended December 31, 2018, there were $3 million of commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2018, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Company's investment in separate accounts	$40,126	$37,404
LPs/LLCs:
Equity method:
Private equity	149,164	123,957
Hedge funds	57,171	53,066
Real estate-related	10,251	7,040
Subtotal equity method	216,586	184,063
Fair value:
Private equity	60,118	35,686
Hedge funds	762	726
Real estate-related	9,024	5,186
Subtotal fair value(1)	69,904	41,598
Total LPs/LLCs	286,490	225,661
Derivative instruments	50,813	9
Total other invested assets(2)	$377,429	$263,074

(1)	As of December 31, 2017, $40.9 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$220,942	$230,060	$242,351
Fixed maturities, trading	1,105	834	1,075
Equity securities, at fair value	885	884	977
Commercial mortgage and other loans	49,577	52,127	58,940
Policy loans	66,305	63,884	62,735
Short-term investments and cash equivalents	2,382	1,090	1,767
Other invested assets	2,256	23,518	29,512
Gross investment income	343,452	372,397	397,357
Less: investment expenses	(18,165)	(19,987)	(21,407)
Net investment income(1)	$325,287	$352,410	$375,950

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The carrying value of non-income producing assets included $3.1 million in fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(13,340)	$27,123	$66,110
Equity securities(2)	0	(125)	(1,570)
Commercial mortgage and other loans	(271)	(337)	29,584
LPs/LLCs	849	(221)	(229)
Derivatives	(154,208)	(106,625)	664,533
Short-term investments and cash equivalents	(308)	(1)	21
Realized investment gains (losses), net	$(167,278)	$(80,186)	$758,449

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income (loss).”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$(689)	$1,609	$4,883
Fixed maturity securities, available-for-sale—all other	(44,619)	279,749	59,755
Equity securities, available-for-sale(1)	0	2,368	366
Derivatives designated as cash flow hedges(2)	22,122	(17,678)	40,931
Affiliated notes	810	4,782	5,056
Other investments	5,055	3,588	1,441
Net unrealized gains (losses) on investments	$(17,321)	$274,418	$112,432

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$8,169	$0	$8,169	$0	$22,460	$22,460
Foreign government bonds	0	0	0	6,157	0	6,157
U.S. public corporate securities	628	0	628	4,074	0	4,074
Foreign public corporate securities	2,266	0	2,266	478	0	478
Total cash collateral for loaned securities(1)	$11,063	$0	$11,063	$10,709	$22,460	$33,169

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$10,836	$32,109
Total securities pledged	$10,836	$32,109
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$11,063	$33,169
Total liabilities supported by the pledged collateral	$11,063	$33,169
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, the fair value of this collateral was $143 million and $148 million, respectively, none of which had either been sold or repledged.
As of December 31, 2018 and 2017, there were fixed maturities of $3.7 million and $3.8 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral, and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Total Qualifying Hedges	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$15,665	$(3,174)	$246,925	$23,032	$0
Foreign Currency
Foreign Currency Forwards	23,043	277	(20)	16,320	0	(376)
Credit
Credit Default Swaps	756	0	(9)	1,594	0	(96)
Currency/Interest Rate
Foreign Currency Swaps	98,363	6,303	(2,109)	95,145	4,347	(5,600)
Equity
Equity Options	1,981,693	17,312	(4,912)	1,277,102	69,472	(23,500)
Total Non-Qualifying Hedges	$2,350,780	$39,557	$(10,224)	$1,637,086	$96,851	$(29,572)
Total Derivatives (1)	$3,070,256	$77,890	$(26,862)	$2,286,991	$115,094	$(74,378)

(1)	Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,589 million and $5,453 million as of December 31, 2018 and December 31, 2017, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $5,600 million and $5,458 million as of December 31, 2018 and December 31, 2017, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,585 million and $5,445 million and the fair value related to the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income ("HDI") v.3.0 from Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty, was a net asset of $15 million and $13 million of December 31, 2018 and December 31, 2017, respectively. See Note 9 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $13 million and $47 million as of December 31, 2018 and December 31, 2017, respectively. There were no related reinsurance recoverables at each respective period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,819	$10,066	$39,801
Total cash flow hedges	0	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	5,398	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total non-qualifying hedges	(154,208)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total cash flow hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	(17,678)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	55,689
Amount reclassified into current period earnings	(15,889)
Balance, December 31, 2018	$22,122
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of $7 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2018 and 2017.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $1 million and $2 million reported at fair value as a liability of $0.0 million and $0.1 million as of December 31, 2018 and 2017, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(2)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Fixed maturities, trading(7)	0	38,793	0	0	38,793
Equity securities(7)	94	22,991	17,525	0	40,610
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other invested assets(3)(7)	0	115,094	0	(115,086)	8
Reinsurance recoverables	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(4)(5)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(6)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

(1)
“Netting” amounts represent cash collateral of $0.2 million and $45.4 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017 , the fair values of such investments were $70 million and $0.7 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2018 and 2017, the fair value of such investments was $4,130 million and $4,113 million, respectively.

(6)
As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position.

(7)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2018 and 2017, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 9). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2017. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7.00%	20.00%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,588,840	Discounted cash flow	Lapse rate(4)	1%	13%		Decrease
			Spread over LIBOR(5)	0.36%	1.60%		Decrease
			Utilization rate(6)	50%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25.00%	25.00%	25.00%	Increase
Reinsurance recoverables	$5,457,649	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,452,583	Discounted cash flow	Lapse rate(4)	1%	12%		Decrease
			Spread over LIBOR(5)	0.12%	1.10%		Decrease
			Utilization rate(6)	52%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(4)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(5)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(6)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(7)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(8)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $81 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$15,634	$0	$0	$0	$3,570	$0	$0	$19,204	$0
Foreign government	0	0	0	0	0	0	0	0	0	0	0
Corporate securities(4)	102,556	(450)	18,022	(52,287)	0	(24,770)	(3,582)	42,125	(6,193)	75,421	(2,736)
Structured securities(5)	19,856	1,133	110,224	(7,471)	0	(55,372)	0	78,159	(35,501)	111,028	0
Other assets:
Equity securities(6)	15,845	1,669	0	0	0	0	11	0	0	17,525	2,345
Other invested assets(6)	0	0	0	0	0	0	0	16	(16)	0	0
Short-term investments	0	0	8,425	(1)	0	(7,085)	0	0	0	1,339	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,474,263	(158,623)	902,110	0	0	0	(760,101)	0	0	5,457,649	(315,998)
Receivables from parent and affiliates	6,493	0	0	0	0	0	0	0	(6,493)	0	0
Liabilities:
Future policy benefits	(5,041,007)	463,432	0	0	(875,008)	0	0	0	0	(5,452,583)	313,532
Policyholders' account balances	(20,337)	(30,991)	0	0	0	4,677	0	0	0	(46,651)	(30,991)

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities(6)	1,707	0	(38)	0	0	2,345
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,168)	$(32)	$(860)	$203	$(1,938)	$0
Other assets:
Equity securities(6)	0	192	(90)	0	0	(769)
Other invested assets(6)	0	0	0	(67)	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(281,009)	0	0	0	4,326,977	0
Receivables from parent and affiliates	(13)	0	16	0	0	0
Liabilities:
Future policy benefits	975,823	0	0	0	866,386	0
Policyholders' account balances	(8,463)	0	0	0	(8,463)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

	December 31, 2017(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $49 million and $41 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$1,376,211	$1,341,093	$5,129,931
Capitalization of commissions, sales and issue expenses	346,885	278,892	316,828
Amortization-Impact of assumption and experience unlocking and true-ups	(54,772)	(16,140)	130,652
Amortization-All other	(81,054)	(78,867)	(758,753)
Change in unrealized investment gains and losses	26,652	(5,363)	(28,723)
Other(1)	0	(143,404)	(3,448,842)
Balance, end of year	$1,613,922	$1,376,211	$1,341,093

(1)
Represents ceded DAC upon reinsurance agreements with Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Life insurance – domestic	$11,831,419	$11,112,825
Life insurance – Taiwan	1,408,598	1,400,050
Individual and group annuities and supplementary contracts	609,457	565,971
Other contract liabilities	5,626,920	5,482,704
Total future policy benefits	$19,476,394	$18,561,550
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Interest-sensitive life contracts	$17,167,713	$15,460,543
Individual annuities	3,444,327	3,132,751
Guaranteed interest accounts	240,886	264,239
Other	1,206,766	1,178,601
Total policyholders’ account balances	$22,059,692	$20,036,134
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.5% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$87,412,536	N/A	$94,605,484	N/A
Net amount at risk	$656,027	N/A	$23,143	N/A
Average attained age of contractholders	66 years	N/A	65 years	N/A
Minimum return or contract value
Account value	$18,574,416	$97,055,710	$21,331,358	$105,887,964
Net amount at risk	$3,186,237	$4,510,250	$1,309,080	$1,729,783
Average attained age of contractholders	70 years	67 years	69 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2018	December 31, 2017

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,301,084	$3,496,913
General account value	$8,224,464	$7,209,522
Net amount at risk	$144,225,578	$135,077,843
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018	December 31, 2017(1)
	(in thousands)
Equity funds	$56,191,438	$65,755,874
Bond funds	44,794,947	44,672,897
Money market funds	1,610,279	2,415,670
Total	$102,596,664	$112,844,441

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.4 billion at December 31, 2018 and $3.1 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2015	$376,894	$3,245,821	$30,618	$5,205,435	$8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Change in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance at December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	$411,568	$5,231,854	$16,810	$5,588,839	$11,249,071

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance at December 31, 2016	0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

There were no deferred sales inducements balances at December 31, 2018 and 2017 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, DART, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2018	2017(1)
	(in thousands)
Reinsurance recoverables	$34,682,127	$32,521,264
Policy loans	(130,502)	(124,843)
Deferred policy acquisition costs	(7,267,847)	(6,832,729)
Deferred sales inducements	(562,052)	(638,065)
Other assets(2)	185,573	205,430
Policyholders’ account balances	5,004,112	5,004,885
Future policy benefits	3,376,048	3,301,841
Other liabilities(3)	621,856	605,155

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

(2)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

(3)	"Other liabilities" includes $27 million and $73 million of unaffiliated activity as of December 31, 2018 and 2017, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
PAR U	$11,444,032	$11,111,272
PALAC	8,828,190	8,388,988
PURC	4,127,455	3,577,962
PARCC	2,527,690	2,546,673
GUL Re	2,017,810	1,772,950
PAR Term	1,678,745	1,559,618
Prudential of Taiwan	1,414,669	1,406,686
Term Re	1,259,141	966,509
Prudential Insurance(1)	1,226,917	1,118,004
DART	119,946	0
Unaffiliated	37,532	72,602
Total reinsurance recoverables	$34,682,127	$32,521,264

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017(8)	2016(8)
	(in thousands)
Premiums:
Direct	$1,807,809	$1,720,896	$1,621,531
Assumed(1)	230	194	359
Ceded(2)	(1,757,231)	(1,666,384)	(2,447,832)
Net premiums	50,808	54,706	(825,942)
Policy charges and fee income:
Direct	3,248,574	3,459,134	2,804,446
Assumed	497,751	473,573	533,648
Ceded(3)	(3,212,998)	(3,657,014)	(2,550,899)
Net policy charges and fee income	533,327	275,693	787,195
Net investment income:
Direct	330,058	356,291	378,969
Assumed	1,581	1,484	1,411
Ceded	(6,352)	(5,365)	(4,430)
Net investment income	325,287	352,410	375,950
Asset administration fees:
Direct	346,727	340,461	310,178
Assumed	0	0	0
Ceded	(332,359)	(322,868)	(225,735)
Net asset administration fees	14,368	17,593	84,443
Other income:
Direct	68,931	62,830	50,475
Assumed(4)	96	390	(161)
Ceded	(55)	(77)	21
Amortization of reinsurance income	3,992	4,606	(19,228)
Net other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Direct	769,114	478,117	1,263,088
Assumed	0	0	0
Ceded(5)	(936,392)	(558,303)	(504,639)
Realized investment gains (losses), net	(167,278)	(80,186)	758,449
Policyholders’ benefits (including change in reserves):
Direct	2,647,574	2,436,537	2,440,897
Assumed(6)	599,589	584,909	596,196
Ceded(7)	(3,097,664)	(3,039,862)	(3,312,658)
Net policyholders’ benefits (including change in reserves)	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances:
Direct	499,458	350,262	413,328
Assumed	141,307	135,123	131,953
Ceded	(468,772)	(316,994)	(244,061)
Net interest credited to policyholders’ account balances	171,993	168,391	301,220
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,587,360)	(1,302,020)	(840,010)

(1)	"Premiums assumed" includes $0.2 million, $0.2 million and $0.4 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)	"Premiums ceded" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(3)	"Policy charges ceded" includes $(20) million, $(8) million and $(4) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	"Other income assumed" includes $0.1 million, $0.4 million and $(0.2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(34) million, $(20) million and $(30) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(6)
"Policyholders' benefits (including change in reserves) assumed" includes $0.0 million, $0.4 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $(10) million, $4 million and $5 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(8)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2018	2017	2016
	(in thousands)
Direct gross life insurance face amount in force	$936,489,617	$882,333,743	$827,832,976
Assumed gross life insurance face amount in force	40,811,929	41,782,959	42,566,514
Reinsurance ceded	(901,709,295)	(854,053,110)	(805,796,078)
Net life insurance face amount in force	$75,592,251	$70,063,592	$64,603,412
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principles-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third-party reinsurance arrangements is described below.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to "highest daily" living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier Retirement Variable Annuity, to Union Hamilton. During that time period, the Company ceded approximately $2.9 billion of new rider premiums to Union Hamilton under this agreement. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2018, $2.9 billion of HDI v.3.0 account values are reinsured to Union Hamilton.
10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$36,739	$(52,502)	$(99,443)
State and local	0	0	49
Total	36,739	(52,502)	(99,394)
Deferred tax expense (benefit):
U.S. Federal	(89,380)	(104,326)	30,902
Total	(89,380)	(104,326)	30,902
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(55,174)	43,372	3,322
Additional paid-in capital	0	824	587
Total income tax expense (benefit)	$(107,815)	$(112,632)	$(64,583)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense	$12,136	$60,007	$117,849
Non-taxable investment income	(49,845)	(157,408)	(146,324)
Tax credits	(40,272)	(29,506)	(30,916)
Domestic production activities deduction, net	0	(10,447)	(9,488)
Changes in tax law	3,618	(20,165)	0
Settlements with taxing authorities	20,984	0	0
Other	738	691	387
Reported income tax expense (benefit)	$(52,641)	$(156,828)	$(68,492)
Effective tax rate	(91.1)%	(91.5)%	(20.3)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was (91.1)%, (91.5)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017 which is inclusive of the impacts to prior periods due to the revision as discussed in Note 16. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution ("IIR") - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company’s 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $47 million of the total $50 million of 2018 non-taxable investment income, $155 million of the total $157 million of 2017 non-taxable investment income, and $142 million of the total $146 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$245,488	$171,504
Investments	8,283	0
Other	1,897	0
Deferred tax assets	255,668	171,504
Deferred tax liabilities:
Deferred policy acquisition costs	55,030	39,501
Net unrealized gains on securities	0	61,294
Investments	95,294	100,269
Other	0	7,944
Deferred tax liabilities	150,324	209,008
Net deferred tax asset (liability)	$105,344	$(37,504)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $58 million, $170 million and $321 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2018	2017	2016
	(in thousands)
Balance at January 1,	$30,196	$9,488	$0
Increases in unrecognized tax benefits-prior years	0	12,373	4,744
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	8,335	4,744
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	(30,196)	0	0
Balance at December 31,	$0	$30,196	$9,488
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$30,196	$9,488
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)

(1)	Includes cash flow hedges of $22 million, $(18) million, and $41 million as of December 31, 2018, 2017 and 2016, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$15,889	$(1,103)	$7,915
Net unrealized investment gains (losses) on available-for-sale securities(4)	(13,340)	28,101	56,625
Total net unrealized investment gains (losses)	2,549	26,998	64,540
Total reclassifications for the period	$2,549	$26,998	$64,540

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(437)	153	(284)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $192 million, $(503) million and $578 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,461 million and $1,365 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $146 million in 2019 without prior approval. The Company paid dividends to Prudential Insurance of $0 million, $250 million and $2,593 million in 2018, 2017 and 2016, respectively.
13.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. "General and administrative expenses" include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $6 million, $9 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $26 million and $23 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $739 million, $633 million and $709 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $69 million, $66 million and $58 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,631 million at December 31, 2018 and $3,688 million at December 31, 2017. Fees related to these COLI policies were $45 million, $44 million and $42 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $13 million, $14 million and $15 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $88 million and $79 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a loss of $1 million for the year ended December 31, 2018, a gain of $8 million and $2 million for the years ended December 31, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $333 million, $323 million and $295 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $14 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$6,502	$6,551
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	128,140	126,020
Total long-term notes receivable - affiliated(1)							$134,642	$132,571

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2018 and 2017, and is included in “Other assets”. Revenues related to these assets were $5 million, $5 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Invested Assets	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Invested Assets	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Invested Assets	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2018 and 2017, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.7 million, $0.8 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance.
Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid dividends in the amounts of $2,593 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2018 and 2017, the outstanding balances on these commitments were $14 million and $15 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2018 and 2017, $257 million and $196 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers. In November 2018, the Company and Wells Fargo resolved the Company’s claims emanating from the MyTerm distribution agreement. This matter is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer. In September 2018, the case was dismissed with prejudice. This matter is now closed.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383
2017 (1)
Total revenues	$210,959	$287,079	$(21,860)	$211,787
Total benefits and expenses	185,770	(44,363)	193,996	181,112
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	25,189	331,442	(215,856)	30,675
Net income (loss)	$46,017	$341,052	$(177,196)	$117,920
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 9 for additional information.
16. REVISION TO PRIOR YEAR INFORMATION
Revisions to 2018, 2017 and 2016 Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error as shown below. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.
Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the consolidated financial statements as of and for the years ended December 31, 2017 and 2016, which are presented herein, have been revised. Similarly, impacted prior periods presented within the Quarterly Report on Form 10-Q for the period ended March 31, 2019 will be revised, as presented below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	Year Ended December 31, 2017
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Reinsurance recoverables	$32,555,500	$(34,236)	$32,521,264
TOTAL ASSETS	$172,459,576	$(34,236)	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$18,593,130	$(31,580)	$18,561,550
Income taxes	32,440	3,883	36,323
Other liabilities	1,060,123	(21,151)	1,038,972
TOTAL LIABILITIES	169,638,940	(48,848)	169,590,092
EQUITY
Retained earnings	$1,511,698	$14,612	$1,526,310
TOTAL EQUITY	2,820,636	14,612	2,835,248
TOTAL LIABILITIES AND EQUITY	$172,459,576	$(34,236)	$172,425,340

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2017			Year Ended December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$254,542	$21,151	$275,693	$787,195	$0	$787,195
TOTAL REVENUES	666,814	21,151	687,965	1,211,202	0	1,211,202
BENEFITS AND EXPENSES
Policyholders' benefits	(38,380)	19,964	(18,416)	(260,200)	(15,365)	(275,565)
TOTAL BENEFITS AND EXPENSES	496,551	19,964	516,515	889,854	(15,365)	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	1,187	171,450	321,348	15,365	336,713
Income tax expense (benefit)	(154,654)	(2,174)	(156,828)	(73,869)	5,377	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	3,361	328,278	395,217	9,988	405,205
NET INCOME (LOSS)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
COMPREHENSIVE INCOME (LOSS)	$418,803	$3,361	$422,164	$401,387	$9,988	$411,375

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	(UNAUDITED)
	Three Months Ended March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$125,896	$3,259	$129,155
TOTAL REVENUES	185,453	3,259	188,712
BENEFITS AND EXPENSES
Policyholders' benefits	48,955	2,781	51,736
Amortization of deferred policy acquisition costs	26,604	(459)	26,145
TOTAL BENEFITS AND EXPENSES	177,147	2,322	179,469
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	8,306	937	9,243
Income tax expense (benefit)	(2,448)	(251)	(2,699)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	10,754	1,188	11,942
NET INCOME (LOSS)	$10,116	$1,188	$11,304
COMPREHENSIVE INCOME (LOSS)	$(105,158)	$1,188	$(103,970)

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,635,147	$1,263	$3,636,410	$4,482,425	$1,263	$4,483,688
Comprehensive income (loss):
Net income (loss)	395,217	9,988	405,205	395,217	9,988	405,205
Total comprehensive income (loss)				401,387	9,988	411,375
Balance, December 31, 2016	$1,437,266	$11,251	$1,448,517	$2,496,803	$11,251	$2,508,054
Comprehensive income (loss):
Net income (loss)	324,432	3,361	327,793	324,432	3,361	327,793
Total comprehensive income (loss)				418,803	3,361	422,164
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248
Comprehensive income (loss):
Net income (loss)	10,116	1,188	11,304	10,116	1,188	11,304
Total comprehensive income (loss)				(105,158)	1,188	(103,970)
Balance, March 31, 2018	$1,499,351	$15,798	$1,515,149	$2,727,375	$15,798	$2,743,173

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Consolidated Statements of Cash Flows

	December 31, 2017			December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
Future policy benefits	1,934,713	(14,273)	1,920,440	1,816,665	(15,366)	1,801,299
Reinsurance recoverables	(2,080,452)	34,237	(2,046,215)	(1,764,242)	0	(1,764,242)
Income taxes	(74,156)	(2,174)	(76,330)	(45,147)	5,378	(39,769)
Other, net	47,594	(21,151)	26,443	(110,850)	0	(110,850)
Cash flows from (used in) operating activities	103,832	0	103,832	(6,919)	0	(6,919)

	(UNAUDITED)
	March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$10,116	$1,188	$11,304
Policy charges and fee income	(24,173)	476	(23,697)
Future policy benefits	511,380	(2,968)	508,412
Reinsurance recoverables	(430,215)	5,748	(424,467)
Deferred policy acquisition costs	(45,184)	(458)	(45,642)
Income taxes	(2,651)	(251)	(2,902)
Other, net	(93,619)	(3,735)	(97,354)
Cash flows from (used in) operating activities	(7,769)	0	(7,769)

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 4)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement (Note 9)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 10)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)

(4) (a)	Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). (Note 2)

(4) (a)(1)	Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). (Note 9)

(b)	Form of Medically Related Surrender Endorsement P-END-MRS (02/10). (Note 2)

(c)	Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). (Note 2)

(d)	Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). (Note 2)

(e)	Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). (Note 2)

(f)	Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). (Note 2)

(g)	Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). (Note 2)

(h)	Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). (Note 2)

(i)	Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). (Note 2)

(j)	Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). (Note 2)

(k)	Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). (Note 2)

(l)	Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). (Note 2)

(m)	Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). (Note 2)

(n)	Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 2)

(o)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 2)

(p)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 2)

(q)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 2)

(r)	Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-(02/10)). (Note 2)

(s)	Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)). (Note 2)

(t)	Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10)). (Note 2)

(u)	Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)). (Note 2)

(v)	Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09). (Note 7)

(w)	Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09). (Note 7)

(x)	Form of GRO Plus II benefit rider (P-RID-GRO (02/10). (Note 2)

(y)	Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). (Note 2)

(z)	Form of 403(b) Annuity Endorsement (P-END-403 (2/10). (Note 2)

(aa)	Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10). (Note 2)

(ab)	Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10), and (P-C-DCD-IND(2/10)). (Note 9)

(ac)	Form of Affiliation Credit Endorsement P-END-ACE(2/10). (Note 10)

(ad)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). (Note 11)

(ae)	Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). (Note 12)

(af)	Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). (Note 12)

(ag)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). (Note 12)

(ah)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). (Note 12)

(ai)	Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). (Note 13)

(aj)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). (Note 13)

(ak)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). (Note 13)

(al)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). (Note 13)

(am)	Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12). (Note 13)

(an)	Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12). (Note 13)

(ao)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages). (Note 14)

(ap)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages). (Note 14)

(4)	(aq) Amendatory Tax Endorsement. (Note 15)

(5) (a)	Application form for the Contract P-VAA (02/10). (Note 9)

(b)	Form of Application form for the Contract P-IBVAA (02/10). (Note 9)

(c)	Form of Application for the Contract ORD202826 Rev (7/12). (Note 13)

(d)	Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13). (Note 14)

(6)(a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 6)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Copy of Contract of reinsurance in connection with Variable Annuity Contracts:

(a)	Coinsurance Agreement for HD6+. (Note 18)

(b)	Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)	Coinsurance Agreement for HD1 2.0. (Note 15)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.(Note 9)

(b)	Copy of Franklin Templeton Fund Participation Agreement. (Note 9)

(c)	Shareholder Information Agreement (Sample Rule 22C-2). (Note 8)

(d)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. (Note 15)

(e)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC (Note 17)

(9)	Opinion of Counsel. (Note 2)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Caroline A. Feeney (Note 19)

(b)	Salene Hitchcock-Gear (Note 19)

(c)	Christine Knight (Note 19)

(d)	Dylan J. Tyson (Note 1)

(e)	Candace J. Woods (Note 19)

(f)	Susan M. Mann (Note 1)

(g)	Nandini Mongia (Note 19)

(Note 1)	Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162673, filed December 13, 2017 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 27 to Registration No. 333-162673, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 18)	Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 19)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Connie W. Tang 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President, Chief Actuary and Appointed Actuary
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2019, there were 58,250 Qualified contract owners and 19,053 Non-Qualified contract owners of the X series, 218,953 Qualified contract owners and 81,145 Non-Qualified contract owners of the B series, 78,896 Qualified contract owners and 32,010 Non-Qualified contract owners of the L series, and 6,501 Qualified contract owners and 4,473 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2018 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$739,108,837.11	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

EXHIBITS

Exhibit No.	Description

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(3) (a)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b) (1)
Specimen Affiliated Insurer Amendment to Selling Agreement Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b) (2)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b) (3)
List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4) (a)
Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4) (a)(1)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Medically Related Surrender Endorsement P-END-MRS (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(e)
Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(f)
Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(g)
Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(h)
Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(i)
Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(j)
Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(k)
Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(l)
Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(m)
Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(n)
Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(o)
Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(p)
Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(q)
Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(r)
Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(s)
Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(t)
Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(u)
Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(v)
Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(w)
Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(x)
Form of GRO Plus II benefit rider (P-RID-GRO (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(y)
Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(z)
Form of 403(b) Annuity Endorsement (P-END-403 (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(aa)
Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(ab)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-INC(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND92/10), and (P-C-DCD-IND(2/10)). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ac)
Form of Affiliation Credit Endorsement P-END-ACE(2/10). Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ad)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ae)
Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(af)
Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ag)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ah)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ai)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aj)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ak)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(al)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(am)
Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(an)
Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ao)
Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ap)
Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5) (a)
Application form for the Contract P-VAA (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Application form for the Contract P-IBVAA (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Application for the Contract ORD202826 Rev (7/12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6) (a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7)(a)
Coinsurance Agreement for HD6+. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)	Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)
Coinsurance Agreement for HD1 2.0. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8) (a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC.Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Franklin Templeton Fund Participation Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Shareholder Information Agreement (Sample Rule 22C-2). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 27 to Registration No. 333-162673, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)	Opinion of Counsel. Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(10)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13) (a)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (b)
Power of Attorney for Salene Hitchcock-Gear. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (c)
Power of Attorney for Christine Knight. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (d)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(13) (e)
Power of Attorney for Candace J. Woods. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (f)	Power of Attorney for Susan M. Mann. Filed Herewith.

(13) (g)
Power of Attorney for Nandini Mongia. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 19th day of December, 2019.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 19, 2019
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 19, 2019
Susan M. Mann
Christine Knight*	Director	December 19, 2019
Christine Knight
Nandini Mongia*	Director	December 19, 2019
Nandini Mongia
Candace J. Woods*	Director	December 19, 2019
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 19, 2019
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 19, 2019
Caroline A. Feeney

By:	/s/Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.